UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6200

Schwab Investments – Schwab 1000 Index Fund

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Investments – Schwab 1000 Index Fund

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2015

Item 1: Report(s) to Shareholders.

Annual report dated October 31, 2015, enclosed.
Schwab Equity Index Funds

Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market
Index Fund®
Schwab International
Index Fund®
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This wrapper is not part of the shareholder report.

Schwab Equity Index Funds
Annual Report
October 31, 2015
Schwab S&P 500 Index Fund
Schwab 1000 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market
Index Fund
Schwab International
Index Fund

This page is intentionally left blank.

Five cost-efficient ways to tap into the power of the stock market for long-term growth potential.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Return for the 12 Months Ended October 31, 2015
Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	5.10%
S&P 500® Index	5.20%
Fund Category: Morningstar Large Blend	2.79%
Performance Details	pages 6-7

Schwab 1000 Index Fund (Ticker Symbol: SNXFX)	4.66%
Schwab 1000 Index®	4.96%
Fund Category: Morningstar Large Blend	2.79%
Performance Details	pages 8-9

Schwab Small-Cap Index Fund (Ticker Symbol: SWSSX)	0.36%
Russell 2000® Index	0.34%
Fund Category: Morningstar Small Blend	-0.45%
Performance Details	pages 10-11

Schwab Total Stock Market Index Fund (Ticker Symbol: SWTSX)	4.36%
Dow Jones U.S. Total Stock Market IndexSM	4.40%
Fund Category: Morningstar Large Blend	2.79%
Performance Details	pages 12-13

Schwab International Index Fund[1] (Ticker Symbol: SWISX)	-1.53%
MSCI EAFE® Index (Net)[2]	-0.07%
Fund Category: Morningstar Foreign Large Blend	-1.58%
Performance Details	pages 14-15

Minimum Initial Investment[3]	$100
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[2]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[3]	Please see the funds' prospectus for further detail and eligibility requirements.
2Schwab Equity Index Funds

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, our goal is to provide foundational products with consistent performance that enable investors to build well-diversified portfolios. The Schwab Equity Index Funds track the performance of stock market indexes constructed by industry-leading index providers.
For the 12-month reporting period ended October 31, 2015, the funds generated returns that were closely aligned with their respective indexes and, in most cases, reflected moderately positive performances by U.S. stocks. For the Schwab International Index Fund, the depreciation of many foreign currencies versus the U.S. dollar contributed to a negative return.
Despite market volatility later in the period which was stimulated by concerns about global growth and speculation that the Fed might raise interest rates, the S&P 500 Index returned 5.2% for the period. Large-cap stocks outperformed small-cap stocks, while growth stocks outperformed value stocks. Reflecting these conditions, the small-cap Russell 2000 Index returned approximately 0.3%.
Outside the U.S., turbulence in Greece, China, and select emerging markets translated into challenges for overseas equities. In addition, lackluster global economic growth weighed on international markets, bringing about aggressive stimulus policies by several central banks across the globe. This caused many foreign currencies to depreciate versus the U.S. dollar, thereby
Asset Class Performance Comparison % returns during the 12 months ended 10/31/2015

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Schwab Equity Index Funds3

From the President continued

For the 12-month reporting period ended October 31, 2015, the funds generated returns that were closely aligned with their respective indexes and, in most cases, reflected moderately positive performances by U.S. stocks.

reducing returns on overseas investments in U.S. dollar terms. As a result, the MSCI EAFE Index (Net), which broadly represents the performance of international stocks, returned approximately -0.1%.1
For more information about the Schwab Equity Index Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-800-435-4000.
Sincerely,
[1]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
4Schwab Equity Index Funds

Fund Management
Agnes Hong, CFA, Vice President and Head of Passive Equities, leads the portfolio management teams of Schwab's passive equity funds and ETFs, which comprise the Schwab Equity Index Funds, the Schwab Fundamental Index Funds, and the Schwab Equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, and Schwab Small-Cap Index Fund. He joined CSIM in 2008 and became a Portfolio Manager in September 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Passive Equities team for four years. His first role with CSIM was as a trade operation specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).
Schwab Equity Index Funds5

Schwab S&P 500 Index Fund
The Schwab S&P 500 Index Fund’s (the fund) goal is to track the total return of the S&P 500 Index (the index), which includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries. To pursue its goal, the fund uses a replication investment approach and generally gives the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. U.S. stocks posted modest gains for the 12-month reporting period, with large-cap stocks solidly outperforming small-cap stocks. Despite some signs of continued economic recovery, growth was weaker than expected and interest rates remained low as the Federal Reserve pushed back the timing of its widely anticipated interest-rate hike. Slowing growth in China weighed on global markets, as did declining energy and metals prices.
Performance. The fund returned 5.10% for the 12-month reporting period ended October 31, 2015, compared with the index, which returned 5.20%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. Because the fund closely tracked the index for the reporting period, the contributors and detractors to the fund were consistent with those in the index. From a sector standpoint, the Consumer Discretionary sector contributed the most to the fund’s return. Representing an average weight of 12.5% of the fund, the sector returned 20.8% for the reporting period. Within the sector, the fund’s strongest contributors to performance were Amazon.com and The Walt Disney Company, which returned approximately 105% and 27%, respectively.
The fund’s holdings in the Information Technology sector also added value. Representing an average weight of almost 20% of the fund, the sector returned roughly 11% for the period. Within the sector, the strongest contributors to fund performance were Apple Inc. and Facebook, Inc. (Class A shares), which returned approximately 12% and 36%, respectively.
The Energy sector detracted the most from fund performance. While representing only roughly 8% of the fund, the sector returned -19.3% for the period. With oil prices falling sharply during much of 2015—recovering only marginally toward the end of the period—oil companies were among the largest drags on performance. Among the fund’s Energy sector holdings, Chevron Corporation and Exxon Mobil Corporation were particularly detrimental, with those positions down more than 21% and 11%, respectively.
The fund’s holdings in the Materials sector also dampened performance, as global commodity prices declined significantly during the period. Constituting an average weight of just over 3% of the fund, the sector fell roughly 4.4% for the period. Like the Energy sector, the Materials sector rebounded somewhat during the final month of the reporting period. Within the sector, Freeport-McMoRan Inc., a large global producer of copper and gold, was the fund’s largest detractor, down more than 57%. Monsanto Company, a multinational agrochemical and agricultural biotechnology company, was also a drag on performance, down more than 17% for the period.
As of 10/31/15:
Statistics
Number of Holdings	505
Weighted Average Market Cap (millions)	$141,576
Price/Earnings Ratio (P/E)	22.9
Price/Book Ratio (P/B)	2.6
Portfolio Turnover Rate	2%
Sector Weightings % of Investments
Information Technology	20.7%
Financials	16.1%
Health Care	14.5%
Consumer Discretionary	13.1%
Industrials	10.1%
Consumer Staples	9.6%
Energy	7.1%
Materials	2.9%
Utilities	2.9%
Telecommunication Services	2.3%
Other	0.7%
Total	100.0%
Top Equity Holdings % of Net Assets[1]
Apple, Inc.	3.7%
Microsoft Corp.	2.3%
Exxon Mobil Corp.	1.9%
General Electric Co.	1.6%
Johnson & Johnson	1.5%
Berkshire Hathaway, Inc., Class B	1.4%
Wells Fargo & Co.	1.4%
Amazon.com, Inc.	1.3%
JPMorgan Chase & Co.	1.3%
Facebook, Inc., Class A	1.3%
Total	17.7%
Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
[1]	This list is not a recommendation of any security by the investment adviser.
6Schwab Equity Index Funds

Schwab S&P 500 Index Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
October 31, 2005 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1,2

Average Annual Total Returns1,2,3
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Fund (5/19/97)	5.10%	14.22%	7.81%
S&P 500® Index	5.20%	14.33%	7.85%
Fund Category: Morningstar Large Blend	2.79%	12.51%	6.99%
Fund Expense Ratios4: 0.09%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Index ownership – Standard & Poor’s® S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Schwab S&P 500 Index Fund. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 9, 2009, the Investor Share class, Select Share class and e.Shares class were combined into a single class of shares of the fund. The performance history of the fund prior to September 9, 2009 is that of the fund’s former Select Shares. On September 9, 2009, the Schwab Institutional Select S&P 500 Fund merged into the fund.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Equity Index Funds7

Schwab 1000 Index Fund
The Schwab 1000 Index Fund’s (the fund) goal is to match the total return of the Schwab 1000 Index (the index), which includes the stocks of the largest 1,000 publicly traded companies in the U.S., with size being determined by market capitalization (total market value of all shares outstanding). To pursue its goal, the fund uses a replication investment approach and generally gives the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. U.S. stocks posted modest gains for the 12-month reporting period, with large-cap stocks solidly outperforming small-cap stocks. Despite some signs of continued economic recovery, growth was weaker than expected and interest rates remained low as the Federal Reserve pushed back the timing of its widely anticipated interest-rate hike. Slowing growth in China weighed on global markets, as did declining energy and metals prices.
Performance. The fund returned 4.66% for the 12-month period ended October 31, 2015, compared with the index, which returned 4.96%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. Because the fund closely tracked the index for the reporting period, the contributors and detractors to the fund were consistent with those of the index. From a sector standpoint, the Consumer Discretionary sector contributed the most to the fund’s return. Representing an average weight of roughly 13% of the fund, the sector returned just over 18% for the reporting period. Within the sector, the fund’s strongest contributors to performance were Amazon.com and The Walt Disney Company, which returned approximately 105% and 27%, respectively.
The fund’s holdings in the Information Technology sector also added value. Representing an average weight of more than 19% of the fund, the sector returned approximately 11% for the reporting period. Within the sector, the strongest contributors to fund performance were Apple Inc. and Facebook, Inc. (Class A shares), which returned approximately 12% and 36%, respectively.
The Energy sector detracted the most from fund performance. While representing only roughly 8% of the fund, the sector returned –20.1% for the period. With oil prices falling sharply during much of 2015—recovering only marginally toward the end of the period—oil companies were among the largest drags on performance. Among the fund’s Energy sector holdings, Chevron Corporation and Exxon Mobil Corporation were particularly detrimental, with those positions down more than 21% and 11%, respectively.
The fund’s holdings in the Materials sector also dampened performance, as global commodity prices declined significantly during the period. Constituting an average weight of just over 3% of the fund, the sector fell roughly 4.6% for the period. Like the Energy sector, the Materials sector rebounded somewhat during the final month of the reporting period. Within the sector, Freeport-McMoRan Inc., a large global producer of copper and gold, was the fund’s largest detractor, down more than 57%. Monsanto Company, a multinational agrochemical and agricultural biotechnology company, was also a drag on performance, down more than 17% for the period.
As of 10/31/15:
Statistics
Number of Holdings	983
Weighted Average Market Cap (millions)	$125,954
Price/Earnings Ratio (P/E)	24.0
Price/Book Ratio (P/B)	2.6
Portfolio Turnover Rate	4%
Sector Weightings % of Investments
Information Technology	20.2%
Financials	17.0%
Health Care	14.1%
Consumer Discretionary	13.6%
Industrials	10.4%
Consumer Staples	8.9%
Energy	6.7%
Materials	3.2%
Utilities	3.0%
Telecommunication Services	2.2%
Other	0.7%
Total	100.0%
Top Equity Holdings % of Net Assets[1]
Apple, Inc.	3.3%
Microsoft Corp.	2.0%
Exxon Mobil Corp.	1.7%
General Electric Co.	1.4%
Johnson & Johnson	1.3%
Berkshire Hathaway, Inc., Class B	1.2%
Wells Fargo & Co.	1.2%
Amazon.com, Inc.	1.1%
JPMorgan Chase & Co.	1.1%
Facebook, Inc., Class A	1.1%
Total	15.4%
Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
[1]	This list is not a recommendation of any security by the investment adviser.
8Schwab Equity Index Funds

Schwab 1000 Index Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
October 31, 2005 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1,2

Average Annual Total Returns1,2,3
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab 1000 Index Fund (4/2/91)	4.66%	13.89%	7.74%
Schwab 1000 Index®	4.96%	14.20%	8.06%
S&P 500® Index	5.20%	14.33%	7.85%
Fund Category: Morningstar Large Blend	2.79%	12.51%	6.99%
Fund Expense Ratios4: Net 0.29%; Gross 0.33%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Investor Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the fund through its investment in business development companies (BDCs). The fund’s benchmark index no longer includes BDCs. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Equity Index Funds9

Schwab Small-Cap Index Fund
The Schwab Small-Cap Index Fund’s (the fund) goal is to track the performance of the Russell 2000 Index (the index), which is designed to measure the performance of the small-cap sector of the U.S. equity market. To pursue its goal, the fund uses a replication investment approach and generally gives the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. U.S. small-cap stocks significantly underperformed large-cap stocks for the reporting period. In comparison with the 0.34% return of the fund’s small-cap index, U.S. large-cap stocks, represented by the S&P 500 Index, returned 5.2% for the period. Despite some signs of continued economic recovery, growth was weaker than expected and interest rates remained low as the Federal Reserve pushed back the timing of its widely anticipated interest-rate hike. Slowing growth in China weighed on global markets, as did declining energy and metals prices.
Performance. The fund returned 0.36% for the 12-month period ended October 31, 2015, compared with the index, which returned 0.34%. The fund engaged in securities lending, which positively contributed to the fund’s performance versus the index.
Contributors and Detractors. Because the fund closely tracked the index for the reporting period, the contributors and detractors to the fund were consistent with those of the index. From a sector standpoint, the Information Technology sector contributed the most to the fund’s return. Representing an average weight of 17.6% of the fund, the sector returned 10% for the reporting period. Within the sector, the fund’s strongest contributors to performance were Qorvo, Inc., a leading provider of core technologies and RF (radio frequency) solutions for mobile, infrastructure and aerospace/defense applications; and Manhattan Associates, Inc., which develops commerce-ready supply chains for the omni-channel marketplace. For the reporting period, the two companies returned more than 54% and 81%, respectively.
The fund’s holdings in the Health Care sector also added value. Representing an average weight of 15.6% of the fund, the sector returned 8.6% for the reporting period. Within the sector, the strongest contributors to fund performance were Synageva BioPharma Corp., a biopharmaceutical company that was acquired by Alexion Pharmaceuticals in May, and bluebird bio, Inc., a clinical-stage biotechnology company focused on gene therapy for patients with severe genetic and orphan diseases, up more than 211% and 294%, respectively.
The Energy sector detracted the most from fund performance. While representing an average weight of just 3.4% of the fund, the sector was down 43% for the period. With oil prices falling sharply during much of 2015—recovering only marginally toward the end of the period—companies serving the oil industry were among the largest drags on performance. Among the fund’s holdings, the two weakest were Helix Energy Solutions Group, which provides subsea technologies to offshore energy producers, and Bonanza Creek Energy, Inc., which is engaged in the acquisition, exploration, development and production of onshore oil and gas in the central U.S. Those two positions were down more than 78% and 87%, respectively.
The fund’s holdings in the Industrials sector also dampened performance. Constituting an average weight of roughly 13% of the fund, the sector fell more than 7% for the period. Within the sector, the two largest detractors from fund performance were Esterline Technologies Corporation, a specialized manufacturing company principally serving aerospace and defense markets, and Rexnord Corporation, a leading worldwide industrial company focusing on Process and Motion Control and Water Management. For the reporting period, the two companies were down more than 34% and 37%, respectively.
As of 10/31/15:
Statistics
Number of Holdings	1,987
Weighted Average Market Cap (millions)	$1,880
Price/Earnings Ratio (P/E)	74.4
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate	17%
Sector Weightings % of Investments
Financials	24.1%
Information Technology	16.6%
Health Care	14.2%
Consumer Discretionary	13.2%
Industrials	11.6%
Materials	3.5%
Utilities	3.5%
Consumer Staples	3.2%
Energy	2.9%
Telecommunication Services	0.8%
Other	6.4%
Total	100.0%
Top Equity Holdings % of Net Assets[1]
STERIS Corp.	0.4%
Tyler Technologies, Inc.	0.3%
Manhattan Associates, Inc.	0.3%
Anacor Pharmaceuticals, Inc.	0.3%
CubeSmart	0.3%
Piedmont Natural Gas Co., Inc.	0.3%
MAXIMUS, Inc.	0.3%
Investors Bancorp, Inc.	0.3%
Neurocrine Biosciences, Inc.	0.3%
West Pharmaceutical Services, Inc.	0.2%
Total	3.0%
Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	This list is not a recommendation of any security by the investment adviser.
10Schwab Equity Index Funds

Schwab Small-Cap Index Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
October 31, 2005 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1,2

Average Annual Total Returns1,2,3
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Index Fund (5/19/97)	0.36%	12.38%	8.23%
Russell 2000® Index	0.34%	12.06%	7.47%
Small-Cap Spliced Index	0.34%	12.36%	8.31%
Fund Category: Morningstar Small Blend	-0.45%	11.37%	7.04%
Fund Expense Ratios4: Net 0.17%; Gross 0.21%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Index ownership – “Russell 2000®” is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the fund through its investment in business development companies (BDCs). The fund’s benchmark index no longer includes BDCs. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Equity Index Funds11

Schwab Total Stock Market Index Fund
The Schwab Total Stock Market Index Fund’s (the fund) goal is to track the total return of the entire U.S. stock market, as measured by the Dow Jones U.S. Total Stock Market Index (the index), which includes the stocks of all publicly traded companies headquartered in the U.S. for which pricing information is readily available. To pursue its investment objective, the fund uses a sampling investment approach that involves investing in a representative sample of stocks with similar risk and return characteristics as the index, and maintains a tight allocation across all sectors, market capitalizations, and valuation measures compared with the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. U.S. stocks posted modest gains for the 12-month reporting period, with large-cap stocks solidly outperforming small-cap stocks. Despite some signs of continued economic recovery, growth was weaker than expected and interest rates remained low as the Federal Reserve pushed back the timing of its widely anticipated interest-rate hike. Slowing growth in China weighed on global markets, as did declining energy and metals prices.
Performance. The fund returned 4.36% for the 12-month period ended October 31, 2015, compared with the index, which returned 4.40%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. Because the fund closely tracked the index for the reporting period, the contributors and detractors to the fund were consistent with those of the index. From a sector standpoint, the Information Technology sector contributed the most to the fund’s return. Representing an average weight of just over 19% of the fund, the sector returned 10.5% for the reporting period. Within the sector, the strongest contributors to fund performance were Apple Inc. and Facebook, Inc. (Class A shares), which returned approximately 12% and 36%, respectively.
The Consumer Discretionary sector also added value. Representing an average weight of roughly 13% of the fund, the sector returned 16.2% for the reporting period. Within the sector, the fund’s strongest contributors were Amazon.com and The Walt Disney Company, which returned roughly 105% and 27%, respectively.
The Energy sector detracted the most from fund performance. While representing only roughly 7% of the fund, the sector fell 21.5% for the period. With oil prices falling sharply during much of 2015—recovering only marginally toward the end of the period—oil companies were among the largest drags on performance. Among the fund’s Energy sector holdings, Chevron Corporation and Exxon Mobil Corporation were particularly detrimental, with those positions down more than 21% and 11%, respectively.
The fund’s holdings in the Materials sector also dampened performance, as global commodity prices declined significantly during the period. Constituting an average weight of 3.5% of the fund, the sector fell 6.4% for the period. Like the Energy sector, the Materials sector rebounded somewhat during the final month of the reporting period. Within the sector, Freeport-McMoRan Inc., a large global producer of copper and gold, was the fund’s largest detractor, down more than 57%. Alcoa, a multinational company involved in lightweight metals technology, engineering and manufacturing, was also a drag on performance, down more than 46% for the period.
As of 10/31/15:
Statistics
Number of Holdings	2,496
Weighted Average Market Cap (millions)	$115,848
Price/Earnings Ratio (P/E)	25.5
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate	2%
Sector Weightings % of Investments
Information Technology	19.5%
Financials	17.5%
Health Care	13.9%
Consumer Discretionary	13.3%
Industrials	10.5%
Consumer Staples	8.3%
Energy	6.4%
Materials	3.2%
Utilities	3.0%
Telecommunication Services	2.1%
Other	2.3%
Total	100.0%
Top Equity Holdings % of Net Assets[1]
Apple, Inc.	3.0%
Microsoft Corp.	1.8%
Exxon Mobil Corp.	1.5%
General Electric Co.	1.3%
Johnson & Johnson	1.2%
Berkshire Hathaway, Inc., Class B	1.1%
Wells Fargo & Co.	1.1%
Amazon.com, Inc.	1.0%
JPMorgan Chase & Co.	1.0%
Facebook, Inc., Class A	1.0%
Total	14.0%
Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
[1]	This list is not a recommendation of any security by the investment adviser.
12Schwab Equity Index Funds

Schwab Total Stock Market Index Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
October 31, 2005 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1,2

Average Annual Total Returns1,2,3
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Total Stock Market Index Fund (6/1/99)	4.36%	14.08%	8.08%
Dow Jones U.S. Total Stock Market IndexSM	4.40%	14.11%	8.07%
Fund Category: Morningstar Large Blend	2.79%	12.51%	6.99%
Fund Expense Ratios4: Net 0.09%; Gross 0.10%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Index ownership – “Dow Jones” and “The Dow Jones U.S. Total Stock Market Index” are service marks of Dow Jones & Company, Inc. and have been licensed for certain purposes by CSIM. The Schwab Total Stock Market Index Fund, based on The Dow Jones U.S. Total Stock Market Index, is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in such a product.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Equity Index Funds13

Schwab International Index Fund
The Schwab International Index Fund’s (the fund) goal is to track the performance of the MSCI EAFE Index (Net) (the index), which measures the total return of large, publicly traded non-U.S. companies from countries with developed equity markets outside of the U.S. To pursue its goal, the fund uses a replication investment approach and generally gives the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Slowing growth in China, along with declining energy and metals prices, weighed on global markets over the 12-month reporting period. Stocks in developed international markets produced just slightly negative overall returns, with the MSCI EAFE Index (Net) returning -0.1%. Emerging markets were particularly hard hit over the period, with the MSCI Emerging Markets Index (Net) returning -14.5%. The U.S. dollar remained strong against many foreign currencies, generally reducing returns of international investments in U.S. dollar terms.
Performance. The fund returned -1.53% for the 12-month period ended October 31, 2015, compared with the index, which returned -0.07%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index. Additionally, timing differences in foreign exchange calculations and fair valuation of the fund’s holdings contributed to the fund’s relative underperformance.1
Contributors and Detractors. Because the fund closely tracked the index for the reporting period, the contributors and detractors to the fund were consistent with those of the index. From a country perspective, stocks from Japan contributed the most to the fund’s return. Representing an average weight of 22% of the fund, Japanese stocks returned roughly 9% in U.S. dollar terms for the period. Among the fund’s Japanese stocks, the strongest contributors to fund performance were Toyota Motor Corp. and Sony Corporation, which returned more than 9% and 56%, respectively. Stocks from France also contributed notably to fund performance. Representing an average weight of 9.8%, French stocks returned 4.7% in U.S. dollar terms for the period. Among them, the most beneficial were Sanofi, a large multinational pharmaceutical company, and LVMH Moet Hennessy Louis Vuitton SE, a multinational luxury goods conglomerate. The two companies returned more than 12% and 22%, respectively.
Stocks from Australia detracted the most from the fund’s total return. Representing an average weight of 7%, the fund’s Australian stocks returned -20.8% for the period. Among the fund’s Australian holdings, two of weakest were BHP Billiton Limited, one of the world’s largest mining, metals and petroleum companies; and Australia and New Zealand Banking Group Limited (ANZ), down more than 37% and 30%, respectively. Stocks from the United Kingdom also dampened fund returns. Representing an average weight of roughly 20%, the fund’s British stocks returned -3.5% in U.S. dollar terms for the period. Among them, two of the largest drags on performance were HSBC Holdings plc, a large multinational banking and financial services company, and Glencore plc, an Anglo-Swiss commodity trading and mining company, down more than 19% and 63%, respectively.
As of 10/31/15:
Statistics
Number of Holdings	924
Weighted Average Market Cap (millions)	$58,071
Price/Earnings Ratio (P/E)	19.2
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate	7%
Sector Weightings % of Investments
Financials	26.2%
Consumer Discretionary	13.0%
Industrials	12.4%
Consumer Staples	11.8%
Health Care	11.4%
Materials	6.6%
Telecommunication Services	4.9%
Energy	4.8%
Information Technology	4.8%
Utilities	3.7%
Other	0.4%
Total	100.0%
Top Equity Holdings % of Net Assets[2]
Nestle S.A. – Reg'd	1.9%
Novartis AG – Reg'd	1.6%
Roche Holding AG	1.5%
Toyota Motor Corp.	1.3%
HSBC Holdings plc	1.2%
Sanofi	0.9%
British American Tobacco plc	0.9%
Bayer AG – Reg'd	0.9%
BP plc	0.8%
GlaxoSmithKline plc	0.8%
Total	11.8%
Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Typically, the securities in the index are valued using foreign exchange rates obtained at the close of the London foreign currency exchange (11:00 AM EST). Securities in the fund, however, are valued using foreign exchange rates obtained at the close of the New York foreign currency exchange (4:00 PM EST). This difference in closing times can result in different foreign currency exchange rates between the two exchanges, and thus different foreign currency exchange rates used in the valuation of the index’s and fund’s securities.
[2]	This list is not a recommendation of any security by the investment adviser.
14Schwab Equity Index Funds

Schwab International Index Fund
Performance and Fund Facts as of 10/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
October 31, 2005 – October 31, 2015
Performance of Hypothetical
$10,000 Investment1,2

Average Annual Total Returns1,2,3
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab International Index Fund (5/19/97)	-1.53%	4.69%	4.00%
MSCI EAFE® Index (Net)[4]	-0.07%	4.81%	4.05%
International Spliced Index	-0.07%	4.96%	4.25%
Fund Category: Morningstar Foreign Large Blend	-1.58%	3.81%	3.89%
Fund Expense Ratios5: Net 0.19%; Gross 0.23%

Country Weightings % of Investments
Japan	22.6%
United Kingdom	19.9%
France	10.0%
Switzerland	9.3%
Germany	8.9%
Australia	6.2%
Spain	3.4%
Hong Kong	3.0%
Sweden	2.8%
Netherlands	2.8%
Other Countries	11.1%
Total	100.0%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Index ownership — “MSCI EAFE” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
Schwab Equity Index Funds15

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning May 1, 2015 and held through October 31, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 5/1/15	Ending Account Value (Net of Expenses) at 10/31/15	Expenses Paid During Period[2] 5/1/15–10/31/15
Schwab S&P 500 Index Fund
Actual Return	0.09%	$1,000.00	$ 1,007.30	$0.46
Hypothetical 5% Return	0.09%	$1,000.00	$ 1,024.75	$0.46
Schwab 1000 Index Fund
Actual Return	0.29%	$1,000.00	$1,001.10	$1.46
Hypothetical 5% Return	0.29%	$1,000.00	$ 1,023.74	$1.48
Schwab Small-Cap Index Fund
Actual Return	0.17%	$1,000.00	$ 959.10	$ 0.84
Hypothetical 5% Return	0.17%	$1,000.00	$1,024.34	$ 0.87
Schwab Total Stock Market Index Fund
Actual Return	0.09%	$1,000.00	$ 997.10	$ 0.45
Hypothetical 5% Return	0.09%	$1,000.00	$ 1,024.75	$0.46
Schwab International Index Fund
Actual Return	0.19%	$1,000.00	$ 932.90	$ 0.93
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.24	$ 0.97

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 365 days of the fiscal year.
16Schwab Equity Index Funds

Schwab S&P 500 Index Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$31.99	$27.78	$22.35	$19.82	$18.70
Income (loss) from investment operations:
Net investment income (loss)	0.67 [1]	0.56	0.52	0.44	0.39
Net realized and unrealized gains (losses)	0.92	4.13	5.40	2.49	1.09
Total from investment operations	1.59	4.69	5.92	2.93	1.48
Less distributions:
Distributions from net investment income	(0.58)	(0.48)	(0.49)	(0.40)	(0.36)
Net asset value at end of period	$33.00	$31.99	$27.78	$22.35	$19.82
Total return	5.10%	17.16%	27.06%	15.09%	7.97%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Gross operating expenses	0.09%	0.09%	0.09%	0.10%	0.10%
Net investment income (loss)	2.07%	1.89%	2.10%	2.09%	1.96%
Portfolio turnover rate	2%	2%	1%	2%	3%
Net assets, end of period (x 1,000,000)	$21,587	$20,473	$17,121	$12,687	$10,909

1
Calculated based on the average shares outstanding during the period.
See financial notes    17

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of October 31, 2015
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.3%	Common Stock	12,296,413,364	21,436,762,073
0.1%	Other Investment Company	22,609,285	22,609,285
0.6%	Short-Term Investment	120,801,912	120,801,912
100.0%	Total Investments	12,439,824,561	21,580,173,270
0.0%	Other Assets and Liabilities, Net		6,331,869
100.0%	Net Assets		21,586,505,139

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.3% of net assets
Automobiles & Components 1.0%
Other Securities		1.0	221,756,094
Banks 5.8%
Bank of America Corp.	12,227,811	0.9	205,182,669
Citigroup, Inc.	3,519,347	0.8	187,123,680
JPMorgan Chase & Co.	4,331,031	1.3	278,268,742
Wells Fargo & Co.	5,453,509	1.4	295,252,977
Other Securities		1.4	296,500,247
		5.8	1,262,328,315
Capital Goods 7.2%
3M Co.	732,719	0.5	115,190,754
General Electric Co.	11,824,352	1.6	341,960,260
The Boeing Co.	745,254	0.5	110,349,760
Other Securities		4.6	991,934,073
		7.2	1,559,434,847
Commercial & Professional Supplies 0.7%
Other Securities		0.7	153,572,084
Consumer Durables & Apparel 1.5%
Other Securities		1.5	315,037,047
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Services 1.9%
McDonald's Corp.	1,102,438	0.6	123,748,666
Starbucks Corp.	1,740,024	0.5	108,873,302
Other Securities		0.8	178,858,010
		1.9	411,479,978
Diversified Financials 4.9%
Berkshire Hathaway, Inc., Class B *	2,187,130	1.4	297,493,423
The Charles Schwab Corp. (a)	1,402,481	0.2	42,803,720
Other Securities		3.3	706,486,165
		4.9	1,046,783,308
Energy 7.1%
Chevron Corp.	2,205,834	0.9	200,466,194
Exxon Mobil Corp.	4,871,741	1.9	403,087,850
Schlumberger Ltd.	1,475,715	0.5	115,341,884
Other Securities		3.8	806,158,747
		7.1	1,525,054,675
Food & Staples Retailing 2.2%
CVS Health Corp.	1,302,751	0.6	128,685,744
Wal-Mart Stores, Inc.	1,845,802	0.5	105,653,707
Other Securities		1.1	250,406,464
		2.2	484,745,915
Food, Beverage & Tobacco 5.5%
Altria Group, Inc.	2,296,091	0.7	138,844,623
PepsiCo, Inc.	1,721,163	0.8	175,885,647
Philip Morris International, Inc.	1,807,546	0.7	159,787,066
The Coca-Cola Co.	4,587,756	0.9	194,291,467
Other Securities		2.4	520,432,332
		5.5	1,189,241,135
Health Care Equipment & Services 4.8%
Medtronic plc	1,656,176	0.6	122,424,530
UnitedHealth Group, Inc.	1,116,010	0.6	131,443,658
Other Securities		3.6	778,800,218
		4.8	1,032,668,406
Household & Personal Products 1.9%
The Procter & Gamble Co.	3,167,690	1.1	241,948,162
Other Securities		0.8	160,144,951
		1.9	402,093,113
Insurance 2.7%
Other Securities		2.7	589,769,423
Materials 2.9%
Other Securities		2.9	629,631,287
Media 3.3%
Comcast Corp., Class A	2,900,664	0.8	181,639,580
The Walt Disney Co.	1,815,683	1.0	206,515,784
Other Securities		1.5	315,110,236
		3.3	703,265,600
18    See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings continued
Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 9.7%
AbbVie, Inc.	1,937,286	0.5	115,365,381
Allergan plc *	461,268	0.7	142,287,340
Amgen, Inc.	888,459	0.7	140,536,445
Bristol-Myers Squibb Co.	1,947,464	0.6	128,435,251
Celgene Corp. *	922,626	0.5	113,215,436
Gilead Sciences, Inc.	1,718,450	0.9	185,815,999
Johnson & Johnson	3,234,925	1.5	326,824,473
Merck & Co., Inc.	3,295,514	0.8	180,132,795
Pfizer, Inc.	7,215,333	1.1	244,022,562
Other Securities		2.4	513,096,655
		9.7	2,089,732,337
Real Estate 2.6%
Other Securities		2.6	571,681,022
Retailing 5.4%
Amazon.com, Inc. *	448,780	1.3	280,891,402
The Home Depot, Inc.	1,502,950	0.9	185,824,738
Other Securities		3.2	701,029,801
		5.4	1,167,745,941
Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	5,564,705	0.9	188,420,911
Other Securities		1.5	337,435,313
		2.4	525,856,224
Software & Services 11.9%
Alphabet, Inc., Class A *	336,212	1.1	247,919,367
Alphabet, Inc., Class C *	349,175	1.2	248,197,082
Facebook, Inc., Class A *	2,644,800	1.3	269,690,256
International Business Machines Corp.	1,053,390	0.7	147,558,871
MasterCard, Inc., Class A	1,167,690	0.5	115,589,633
Microsoft Corp.	9,356,331	2.3	492,517,264
Oracle Corp.	3,803,386	0.7	147,723,512
Visa, Inc., Class A	2,282,600	0.8	177,084,108
Other Securities		3.3	715,115,004
		11.9	2,561,395,097
Technology Hardware & Equipment 6.4%
Apple, Inc.	6,669,715	3.7	797,030,943
Cisco Systems, Inc.	5,965,928	0.8	172,117,023
QUALCOMM, Inc.	1,836,165	0.5	109,104,924
Other Securities		1.4	304,877,739
		6.4	1,383,130,629
Telecommunication Services 2.4%
AT&T, Inc.	7,206,802	1.1	241,499,935
Verizon Communications, Inc.	4,763,278	1.1	223,302,473
Other Securities		0.2	42,196,682
		2.4	506,999,090
Transportation 2.2%
Other Securities		2.2	474,344,065
Security	Number of Shares	% of Net Assets	Value ($)
Utilities 2.9%
Other Securities		2.9	629,016,441
Total Common Stock
(Cost $12,296,413,364)			21,436,762,073

Other Investment Company 0.1% of net assets
Securities Lending Collateral 0.1%
Other Securities		0.1	22,609,285
Total Other Investment Company
(Cost $22,609,285)			22,609,285
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.6% of net assets
Time Deposit 0.6%
JPMorgan Chase Bank 0.03%, 11/02/15	120,801,912	0.6	120,801,912
Total Short-Term Investment
(Cost $120,801,912)			120,801,912

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $12,472,604,206 and the unrealized appreciation and depreciation were $9,712,924,583 and ($605,355,519), respectively, with a net unrealized appreciation of $9,107,569,064.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $22,505,104.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/18/15	1,200	124,422,000	5,465,100

See financial notes    19

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings continued
The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$21,436,762,073	$—	$—	$21,436,762,073
Other Investment Company[1]	22,609,285	—	—	22,609,285
Short-Term Investment[1]	—	120,801,912	—	120,801,912
Total	$21,459,371,358	$120,801,912	$—	$21,580,173,270
Other Financial Instruments
Futures Contracts[2]	$5,465,100	$—	$—	$5,465,100
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
20    See financial notes

Schwab S&P 500 Index Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investment in affiliated issuer, at value (cost $20,397,564)		$42,803,720
Investments in unaffiliated issuers, at value (cost $12,396,817,712) including securities on loan of $22,505,104		21,514,760,265
Collateral invested for securities on loan, at value (cost $22,609,285)	+	22,609,285
Total investments, at value (cost $12,439,824,561)		21,580,173,270
Cash		9,738
Deposit with broker for futures contracts		7,820,000
Receivables:
Investments sold		4,067,345
Dividends		24,633,673
Fund shares sold		23,643,908
Income from securities on loan		73,745
Interest		201
Prepaid expenses	+	174,881
Total assets		21,640,596,761
Liabilities
Collateral held for securities on loan		22,609,285
Payables:
Investment adviser and administrator fees		200,555
Shareholder service fees		72,856
Fund shares redeemed		30,112,769
Variation margin on futures contracts		558,000
Accrued expenses	+	538,157
Total liabilities		54,091,622
Net Assets
Total assets		21,640,596,761
Total liabilities	–	54,091,622
Net assets		$21,586,505,139
Net Assets by Source
Capital received from investors		11,908,325,877
Net investment income not yet distributed		357,061,921
Net realized capital gains		175,303,532
Net unrealized capital appreciation		9,145,813,809

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$21,586,505,139		654,187,686		$33.00

See financial notes    21

Schwab S&P 500 Index Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends received from affiliated issuer		$316,939
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $28,190)		458,778,460
Interest		62,792
Securities on loan	+	888,386
Total investment income		460,046,577
Expenses
Investment adviser and administrator fees		12,750,221
Shareholder service fees		4,026,750
Shareholder reports		459,620
Portfolio accounting fees		421,293
Transfer agent fees		421,178
Custodian fees		371,552
Registration fees		315,262
Professional fees		128,685
Independent trustees' fees		108,343
Proxy fees		79,479
Index fees		77,648
Interest expense		1,112
Other expenses	+	489,351
Total expenses		19,650,494
Expense reduction by CSIM and its affiliates	–	446,076
Net expenses	–	19,204,418
Net investment income		440,842,159
Realized and Unrealized Gains (Losses)
Net realized gains on unaffiliated issuers		373,843,871
Net realized gains on futures contracts	+	34,626,831
Net realized gains		408,470,702
Net change in unrealized appreciation (depreciation) on affiliated issuer		2,552,369
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		208,142,819
Net change in unrealized appreciation (depreciation) on futures contracts	+	(6,901,375)
Net change in unrealized appreciation (depreciation)	+	203,793,813
Net realized and unrealized gains		612,264,515
Increase in net assets resulting from operations		$1,053,106,674
22    See financial notes

Schwab S&P 500 Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$440,842,159	$356,205,063
Net realized gains		408,470,702	93,310,110
Net change in unrealized appreciation (depreciation)	+	203,793,813	2,525,286,191
Increase in net assets from operations		1,053,106,674	2,974,801,364
Distributions to Shareholders
Distributions from net investment income		($369,772,138)	($297,103,536)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		141,493,107	$4,563,459,195	139,516,160	$4,137,951,788
Shares reinvested		10,513,082	323,697,799	9,293,269	257,330,630
Shares redeemed	+	(137,893,672)	(4,457,275,751)	(125,148,250)	(3,720,729,510)
Net transactions in fund shares		14,112,517	$429,881,243	23,661,179	$674,552,908
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		640,075,169	$20,473,289,360	616,413,990	$17,121,038,624
Total increase	+	14,112,517	1,113,215,779	23,661,179	3,352,250,736
End of period		654,187,686	$21,586,505,139	640,075,169	$20,473,289,360
Net investment income not yet distributed			$357,061,921		$289,403,265
See financial notes    23

Schwab 1000 Index Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$53.63	$48.31	$40.23	$37.44	$35.79
Income (loss) from investment operations:
Net investment income (loss)[1]	0.94	0.83	0.81	0.71	0.62
Net realized and unrealized gains (losses)	1.40	6.74	9.74	4.32	2.07
Total from investment operations	2.34	7.57	10.55	5.03	2.69
Less distributions:
Distributions from net investment income	(0.86)	(0.75)	(0.81)	(0.72)	(0.57)
Distributions from net realized gains	(1.44)	(1.50)	(1.66)	(1.52)	(0.47)
Total distributions	(2.30)	(2.25)	(2.47)	(2.24)	(1.04)
Net asset value at end of period	$53.67	$53.63	$48.31	$40.23	$37.44
Total return	4.66%	16.36%	27.85%	14.38%	7.60%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Gross operating expenses	0.33%	0.33%	0.34%	0.34%	0.34%
Net investment income (loss)	1.77%	1.64%	1.87%	1.85%	1.64%
Portfolio turnover rate	4%	4%	4%	4%	5%
Net assets, end of period (x 1,000,000)	$6,550	$6,586	$5,887	$4,848	$4,552

1
Calculated based on the average shares outstanding during the period.
24    See financial notes

Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of October 31, 2015
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	2,065,086,022	6,513,773,763
0.7%	Other Investment Companies	45,418,794	45,418,794
100.1%	Total Investments	2,110,504,816	6,559,192,557
(0.1%)	Other Assets and Liabilities, Net		(9,269,301)
100.0%	Net Assets		6,549,923,256

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.4% of net assets
Automobiles & Components 1.2%
Other Securities		1.2	76,105,709
Banks 5.5%
Bank of America Corp.	3,277,241	0.8	54,992,104
Citigroup, Inc.	945,456	0.8	50,269,896
JPMorgan Chase & Co.	1,160,878	1.1	74,586,412
Wells Fargo & Co.	1,466,996	1.2	79,423,163
Other Securities		1.6	103,167,402
		5.5	362,438,977
Capital Goods 7.4%
3M Co.	193,754	0.5	30,460,066
General Electric Co.	3,162,802	1.4	91,468,234
The Boeing Co.	200,889	0.4	29,745,634
Other Securities		5.1	332,175,496
		7.4	483,849,430
Commercial & Professional Supplies 0.8%
Other Securities		0.8	54,687,801
Consumer Durables & Apparel 1.5%
NIKE, Inc., Class B	211,456	0.4	27,707,080
Other Securities		1.1	73,329,957
		1.5	101,037,037
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Services 2.3%
McDonald's Corp.	293,636	0.5	32,960,641
Starbucks Corp.	468,254	0.5	29,298,653
Other Securities		1.3	85,629,819
		2.3	147,889,113
Diversified Financials 4.7%
Berkshire Hathaway, Inc., Class B *	588,012	1.2	79,981,392
The Charles Schwab Corp. (a)	375,265	0.2	11,453,088
Other Securities		3.3	218,082,234
		4.7	309,516,714
Energy 6.7%
Chevron Corp.	588,837	0.8	53,513,507
Exxon Mobil Corp.	1,309,563	1.7	108,353,243
Schlumberger Ltd.	397,547	0.5	31,072,273
Other Securities		3.7	244,156,899
		6.7	437,095,922
Food & Staples Retailing 2.1%
CVS Health Corp.	350,211	0.5	34,593,843
Wal-Mart Stores, Inc.	494,027	0.5	28,278,105
Other Securities		1.1	72,412,344
		2.1	135,284,292
Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	617,605	0.6	37,346,574
PepsiCo, Inc.	463,285	0.7	47,343,094
Philip Morris International, Inc.	484,265	0.7	42,809,026
The Coca-Cola Co.	1,232,948	0.8	52,215,348
Other Securities		2.3	153,718,228
		5.1	333,432,270
Health Care Equipment & Services 4.9%
Medtronic plc	444,022	0.5	32,822,106
UnitedHealth Group, Inc.	300,492	0.6	35,391,948
Other Securities		3.8	249,387,164
		4.9	317,601,218
Household & Personal Products 1.8%
The Procter & Gamble Co.	846,819	1.0	64,680,035
Other Securities		0.8	51,479,193
		1.8	116,159,228
Insurance 3.0%
Other Securities		3.0	199,138,282
Materials 3.2%
Other Securities		3.2	207,035,591
Media 3.4%
Comcast Corp., Class A	781,623	0.8	48,945,232
The Walt Disney Co.	487,560	0.8	55,455,075
Other Securities		1.8	120,370,143
		3.4	224,770,450
See financial notes    25

Schwab 1000 Index Fund
Condensed Portfolio Holdings continued
Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 9.3%
AbbVie, Inc.	519,726	0.5	30,949,683
Allergan plc *	123,677	0.6	38,150,644
Amgen, Inc.	238,802	0.6	37,773,700
Bristol-Myers Squibb Co.	519,939	0.5	34,289,977
Celgene Corp. *	248,040	0.5	30,436,988
Gilead Sciences, Inc.	459,344	0.8	49,668,867
Johnson & Johnson	869,187	1.3	87,813,963
Merck & Co., Inc.	884,118	0.7	48,325,890
Pfizer, Inc.	1,936,551	1.0	65,494,155
Other Securities		2.8	186,289,099
		9.3	609,192,966
Real Estate 3.7%
Other Securities		3.7	243,787,721
Retailing 5.2%
Amazon.com, Inc. *	120,241	1.1	75,258,842
The Home Depot, Inc.	402,135	0.8	49,719,971
Other Securities		3.3	217,186,017
		5.2	342,164,830
Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	1,493,680	0.8	50,576,005
Other Securities		1.5	102,427,744
		2.3	153,003,749
Software & Services 11.8%
Alphabet, Inc., Class A *	89,988	1.0	66,356,251
Alphabet, Inc., Class C *	93,732	1.0	66,625,643
Facebook, Inc., Class A *	708,500	1.1	72,245,745
International Business Machines Corp.	282,040	0.6	39,508,163
MasterCard, Inc., Class A	312,010	0.5	30,885,870
Microsoft Corp.	2,507,338	2.0	131,986,272
Oracle Corp.	1,018,410	0.6	39,555,044
Visa, Inc., Class A	611,200	0.7	47,416,896
Other Securities		4.3	279,285,079
		11.8	773,864,963
Technology Hardware & Equipment 6.1%
Apple, Inc.	1,788,174	3.3	213,686,793
Cisco Systems, Inc.	1,599,015	0.7	46,131,583
QUALCOMM, Inc.	492,478	0.4	29,263,043
Other Securities		1.7	110,916,054
		6.1	399,997,473
Telecommunication Services 2.2%
AT&T, Inc.	1,926,241	1.0	64,548,336
Verizon Communications, Inc.	1,272,057	0.9	59,634,032
Other Securities		0.3	21,151,982
		2.2	145,334,350
Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.2%
Other Securities		2.2	141,970,234
Utilities 3.0%
Other Securities		3.0	198,415,443
Total Common Stock
(Cost $2,065,086,022)			6,513,773,763

Other Investment Companies 0.7% of net assets
Money Market Fund 0.4%
Other Securities		0.4	24,392,194
Securities Lending Collateral 0.3%
Other Securities		0.3	21,026,600
Total Other Investment Companies
(Cost $45,418,794)			45,418,794

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $2,085,831,624 and the unrealized appreciation and depreciation were $4,556,700,963 and ($83,340,030), respectively, with a net unrealized appreciation of $4,473,360,933.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $20,468,476.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/18/15	225	23,329,125	1,436,202

26    See financial notes

Schwab 1000 Index Fund
Condensed Portfolio Holdings continued
The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$6,513,773,763	$—	$—	$6,513,773,763
Other Investment Companies[1]	45,418,794	—	—	45,418,794
Total	$6,559,192,557	$—	$—	$6,559,192,557
Other Financial Instruments
Futures Contracts[2]	$1,436,202	$—	$—	$1,436,202
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
See financial notes    27

Schwab 1000 Index Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investment in affiliated issuer, at value (cost $2,209,352)		$11,453,088
Investments in unaffiliated issuers, at value (cost $2,087,268,864) including securities on loan of $20,468,476		6,526,712,869
Collateral invested for securities on loan, at value (cost $21,026,600)	+	21,026,600
Total investments, at value (cost $2,110,504,816)		6,559,192,557
Deposit with broker for futures contracts		2,645,000
Receivables:
Investments sold		2,555,020
Dividends		6,944,993
Fund shares sold		1,861,039
Income from securities on loan		7,149
Prepaid expenses	+	51,551
Total assets		6,573,257,309
Liabilities
Collateral held for securities on loan		21,026,600
Payables:
Investment adviser and administrator fees		191,023
Shareholder service fees		104,540
Fund shares redeemed		1,713,160
Variation margin on futures contracts		104,625
Accrued expenses	+	194,105
Total liabilities		23,334,053
Net Assets
Total assets		6,573,257,309
Total liabilities	–	23,334,053
Net assets		$6,549,923,256
Net Assets by Source
Capital received from investors		1,719,572,429
Net investment income not yet distributed		92,741,182
Net realized capital gains		287,485,702
Net unrealized capital appreciation		4,450,123,943

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,549,923,256		122,043,407		$53.67

28    See financial notes

Schwab 1000 Index Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends received from affiliated issuer		$86,800
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $15,174)		135,824,860
Interest		452
Securities on loan	+	566,702
Total investment income		136,478,814
Expenses
Investment adviser and administrator fees		14,623,547
Shareholder service fees		6,378,884
Shareholder reports		207,471
Portfolio accounting fees		165,519
Custodian fees		112,441
Transfer agent fees		91,713
Professional fees		70,963
Independent trustees' fees		57,273
Registration fees		37,894
Proxy fees		32,215
Interest expense		296
Other expenses	+	197,505
Total expenses		21,975,721
Expense reduction by CSIM and its affiliates	–	2,770,669
Net expenses	–	19,205,052
Net investment income		117,273,762
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		197,850
Net realized gains on unaffiliated issuers		262,649,898
Net realized gains on futures contracts	+	1,030,367
Net realized gains		263,878,115
Net change in unrealized appreciation (depreciation) on affiliated issuer		523,211
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		(79,848,109)
Net change in unrealized appreciation (depreciation) on futures contracts	+	635,351
Net change in unrealized appreciation (depreciation)	+	(78,689,547)
Net realized and unrealized gains		185,188,568
Increase in net assets resulting from operations		$302,462,330
See financial notes    29

Schwab 1000 Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$117,273,762	$102,452,866
Net realized gains		263,878,115	177,941,436
Net change in unrealized appreciation (depreciation)	+	(78,689,547)	660,921,380
Increase in net assets from operations		302,462,330	941,315,682
Distributions to Shareholders
Distributions from net investment income		(105,608,703)	(91,043,881)
Distributions from net realized gains	+	(176,669,683)	(182,379,726)
Total distributions		($282,278,386)	($273,423,607)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,572,420	$453,508,106	8,474,992	$424,679,163
Shares reinvested		4,867,270	244,385,619	5,073,441	236,878,978
Shares redeemed	+	(14,211,205)	(754,521,955)	(12,594,623)	(630,314,274)
Net transactions in fund shares		(771,515)	($56,628,230)	953,810	$31,243,867
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		122,814,922	$6,586,367,542	121,861,112	$5,887,231,600
Total increase or decrease	+	(771,515)	(36,444,286)	953,810	699,135,942
End of period		122,043,407	$6,549,923,256	122,814,922	$6,586,367,542
Net investment income not yet distributed			$92,741,182		$82,633,843
30    See financial notes

Schwab Small-Cap Index Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$28.13	$27.62	$21.26	$20.55	$19.18
Income (loss) from investment operations:
Net investment income (loss)[1]	0.38	0.35	0.42	0.33	0.25
Net realized and unrealized gains (losses)	(0.34)	1.76	6.94	1.89	1.37
Total from investment operations	0.04	2.11	7.36	2.22	1.62
Less distributions:
Distributions from net investment income	(0.34)	(0.31)	(0.50)	(0.35)	(0.20)
Distributions from net realized gains	(1.54)	(1.29)	(0.50)	(1.16)	(0.05)
Total distributions	(1.88)	(1.60)	(1.00)	(1.51)	(0.25)
Net asset value at end of period	$26.29	$28.13	$27.62	$21.26	$20.55
Total return	0.36%	8.08%	36.23%	11.87%	8.45%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.17%	0.17%	0.17%	0.17%	0.19%
Gross operating expenses	0.20%	0.21%	0.20%	0.21%	0.19%
Net investment income (loss)	1.37%	1.27%	1.76%	1.63%	1.18%
Portfolio turnover rate	17%	12%	11%	41% [2]	26%
Net assets, end of period (x 1,000,000)	$2,607	$2,567	$2,351	$1,675	$1,502

1
Calculated based on the average shares outstanding during the period.
2
Portfolio turnover rate increase was mainly the result of trading activities in connection with the change in primary benchmark index effective December 14, 2011.
See financial notes    31

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of October 31, 2015
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	1,996,193,500	2,590,361,425
0.0%	Rights	320,914	320,914
0.0%	Warrants	—	—
6.4%	Other Investment Company	166,858,920	166,858,920
0.4%	Short-Term Investment	10,766,144	10,766,144
106.2%	Total Investments	2,174,139,478	2,768,307,403
(6.2%)	Other Assets and Liabilities, Net		(161,052,176)
100.0%	Net Assets		2,607,255,227

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.4% of net assets
Automobiles & Components 1.2%
Tenneco, Inc. *	91,428	0.2	5,173,911
Other Securities		1.0	26,951,806
		1.2	32,125,717
Banks 11.2%
Bank of the Ozarks, Inc.	116,159	0.2	5,810,273
Investors Bancorp, Inc.	528,352	0.3	6,609,683
PrivateBancorp, Inc.	118,776	0.2	4,968,400
Prosperity Bancshares, Inc.	104,295	0.2	5,358,677
Umpqua Holdings Corp.	331,688	0.2	5,539,190
Webster Financial Corp.	136,127	0.2	5,050,312
Other Securities		9.9	257,811,194
		11.2	291,147,729
Capital Goods 7.2%
Curtiss-Wright Corp.	71,640	0.2	4,983,278
Other Securities		7.0	181,918,115
		7.2	186,901,393
Commercial & Professional Supplies 3.6%
Other Securities		3.6	93,016,620
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Durables & Apparel 2.5%
Other Securities		2.5	64,598,468
Consumer Services 4.4%
Vail Resorts, Inc.	54,771	0.2	6,253,205
Other Securities		4.2	108,138,991
		4.4	114,392,196
Diversified Financials 2.2%
MarketAxess Holdings, Inc.	55,422	0.2	5,614,803
Other Securities		2.0	51,075,328
		2.2	56,690,131
Energy 3.0%
Other Securities		3.0	79,416,926
Food & Staples Retailing 0.9%
Casey's General Stores, Inc.	57,506	0.2	6,108,287
Other Securities		0.7	16,953,170
		0.9	23,061,457
Food, Beverage & Tobacco 2.1%
Post Holdings, Inc. *	92,699	0.2	5,957,765
TreeHouse Foods, Inc. *	63,252	0.2	5,416,901
Other Securities		1.7	44,017,196
		2.1	55,391,862
Health Care Equipment & Services 6.7%
Amsurg Corp. *	72,053	0.2	5,050,195
STERIS Corp. (c)	126,127	0.4	9,453,219
Team Health Holdings, Inc. *	106,058	0.2	6,328,481
WellCare Health Plans, Inc. *	65,906	0.2	5,839,272
West Pharmaceutical Services, Inc.	108,532	0.2	6,513,005
Other Securities		5.5	142,750,917
		6.7	175,935,089
Household & Personal Products 0.4%
Other Securities		0.4	9,962,853
Insurance 2.6%
CNO Financial Group, Inc.	296,168	0.2	5,689,387
First American Financial Corp.	162,900	0.3	6,211,377
Other Securities		2.1	55,487,923
		2.6	67,388,687
Materials 3.8%
Berry Plastics Group, Inc. *	180,257	0.2	6,038,609
Other Securities		3.6	92,302,355
		3.8	98,340,964
Media 1.6%
Other Securities		1.6	41,322,125
32    See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings continued
Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 8.3%
Anacor Pharmaceuticals, Inc. *	62,396	0.3	7,013,934
Dyax Corp. *	221,213	0.2	6,089,994
Neurocrine Biosciences, Inc. *	129,903	0.3	6,376,938
PAREXEL International Corp. *	82,880	0.2	5,231,386
Ultragenyx Pharmaceutical, Inc. *	57,341	0.2	5,696,828
Other Securities		7.1	185,537,036
		8.3	215,946,116
Real Estate 9.6%
CubeSmart	247,243	0.3	6,878,300
DCT Industrial Trust, Inc.	133,626	0.2	4,960,197
Highwoods Properties, Inc.	138,207	0.2	6,005,094
LaSalle Hotel Properties	168,379	0.2	4,952,026
Sovran Self Storage, Inc.	53,417	0.2	5,334,756
Strategic Hotels & Resorts, Inc. *	407,984	0.2	5,752,574
Other Securities		8.3	217,627,491
		9.6	251,510,438
Retailing 4.3%
Burlington Stores, Inc. *	113,791	0.2	5,471,071
Pool Corp.	65,028	0.2	5,302,383
Restoration Hardware Holdings, Inc. *	49,241	0.2	5,076,255
Other Securities		3.7	96,812,260
		4.3	112,661,969
Semiconductors & Semiconductor Equipment 3.3%
Cavium, Inc. *	82,300	0.2	5,839,185
Integrated Device Technology, Inc. *	220,089	0.2	5,612,269
Microsemi Corp. *	141,981	0.2	5,112,736
Other Securities		2.7	68,765,210
		3.3	85,329,400
Software & Services 9.4%
Aspen Technology, Inc. *	128,199	0.2	5,306,157
EPAM Systems, Inc. *	72,383	0.2	5,598,825
Euronet Worldwide, Inc. *	76,982	0.2	6,177,036
Guidewire Software, Inc. *	103,927	0.2	6,051,669
j2 Global, Inc.	71,228	0.2	5,523,731
Manhattan Associates, Inc. *	111,088	0.3	8,092,761
MAXIMUS, Inc.	98,817	0.3	6,739,319
Tyler Technologies, Inc. *	49,952	0.3	8,509,823
Other Securities		7.5	194,065,371
		9.4	246,064,692
Technology Hardware & Equipment 4.9%
Other Securities		4.9	127,971,040
Telecommunication Services 0.9%
Other Securities		0.9	22,811,868
Transportation 1.5%
Other Securities		1.5	40,418,673
Security	Number of Shares	% of Net Assets	Value ($)
Utilities 3.8%
IDACORP, Inc.	76,243	0.2	5,096,845
Piedmont Natural Gas Co., Inc.	117,906	0.3	6,757,193
Other Securities		3.3	86,100,974
		3.8	97,955,012
Total Common Stock
(Cost $1,996,193,500)			2,590,361,425

Rights 0.0% of net assets
Automobiles & Components 0.0%
Other Securities		0.0	107,470
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—
Telecommunication Services 0.0%
Other Securities		0.0	213,444
Total Rights
(Cost $320,914)			320,914

Warrants 0.0% of net assets
Energy 0.0%
Other Securities		0.0	—
Total Warrants
(Cost $—)			—

Other Investment Company 6.4% of net assets
Securities Lending Collateral 6.4%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	166,858,920	6.4	166,858,920
Total Other Investment Company
(Cost $166,858,920)			166,858,920
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.4% of net assets
Time Deposit 0.4%
Sumitomo Mitsui Banking Corp. 0.03%, 11/02/15	10,766,144	0.4	10,766,144
Total Short-Term Investment
(Cost $10,766,144)			10,766,144

End of Investments.

See financial notes    33

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings continued

At 10/31/15, the tax basis cost of the fund's investments was $2,184,722,405 and the unrealized appreciation and depreciation were $844,629,291 and ($261,044,293), respectively, with a net unrealized appreciation of $583,584,998.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $320,914 or 0.0% of net assets.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $161,902,253.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 12/18/15	106	12,277,980	45,208

The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,344,296,733	$—	$—	$2,344,296,733
Software & Services	246,011,670	—	53,022	246,064,692
Rights [1]	—	—	320,914	320,914
Warrants [1]	—	—	—	—
Other Investment Company[1]	166,858,920	—	—	166,858,920
Short-Term Investment[1]	—	10,766,144	—	10,766,144
Total	$2,757,167,323	$10,766,144	$373,936	$2,768,307,403
Other Financial Instruments
Futures Contracts[2]	$45,208	$—	$—	$45,208
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of October 31, 2015
Common Stock	$—	$—	($111,917)	$164,939	$—	$—	$—	$53,022
Rights	320,914	—	—	—	—	—	—	320,914
Total	$320,914	$—	($111,917)	$164,939	$—	$—	$—	$373,936
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The net change in unrealized appreciation (depreciation) for Level 3 investments held by the fund at October 31, 2015 was ($111,917).
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
34    See financial notes

Schwab Small-Cap Index Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments, at value (cost $2,007,280,558) including securities on loan of $161,902,253		$2,601,448,483
Collateral invested for securities on loan, at value (cost $166,858,920)	+	166,858,920
Total investments, at value (cost $2,174,139,478)		2,768,307,403
Deposit with broker for futures contracts		1,759,500
Receivables:
Investments sold		4,080,558
Fund shares sold		3,309,059
Dividends		972,705
Income from securities on loan		557,406
Receivable from investment adviser		623
Interest		17
Prepaid expenses	+	33,217
Total assets		2,779,020,488
Liabilities
Collateral held for securities on loan		166,858,920
Payables:
Investment adviser and administrator fees		47,709
Shareholder service fees		8,569
Fund shares redeemed		4,549,845
Variation margin on futures contracts		31,647
Accrued expenses	+	268,571
Total liabilities		171,765,261
Net Assets
Total assets		2,779,020,488
Total liabilities	–	171,765,261
Net assets		$2,607,255,227
Net Assets by Source
Capital received from investors		1,863,086,383
Net investment income not yet distributed		26,542,110
Net realized capital gains		123,413,601
Net unrealized capital appreciation		594,213,133

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,607,255,227		99,169,772		$26.29

See financial notes    35

Schwab Small-Cap Index Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends (net of foreign withholding tax of $16,606)		$35,118,776
Interest		8,733
Securities on loan	+	5,782,041
Total investment income		40,909,550
Expenses
Investment adviser and administrator fees		3,971,644
Shareholder service fees		506,320
Index fees		343,832
Shareholder reports		117,626
Portfolio accounting fees		111,528
Transfer agent fees		63,024
Registration fees		60,922
Custodian fees		60,767
Professional fees		49,359
Proxy fees		21,763
Independent trustees' fees		19,364
Interest expense		1,215
Other expenses	+	71,681
Total expenses		5,399,045
Expense reduction by CSIM and its affiliates	–	875,132
Net expenses	–	4,523,913
Net investment income		36,385,637
Realized and Unrealized Gains (Losses)
Net realized gains on investments		127,593,996
Net realized gains on futures contracts		1,816,045
Net realized losses on foreign currency transactions	+	(237)
Net realized gains		129,409,804
Net change in unrealized appreciation (depreciation) on investments		(161,730,493)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(157,690)
Net change in unrealized appreciation (depreciation)	+	(161,888,183)
Net realized and unrealized losses		(32,478,379)
Increase in net assets resulting from operations		$3,907,258
36    See financial notes

Schwab Small-Cap Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$36,385,637	$31,769,876
Net realized gains		129,409,804	144,072,375
Net change in unrealized appreciation (depreciation)	+	(161,888,183)	15,102,446
Increase in net assets from operations		3,907,258	190,944,697
Distributions to Shareholders
Distributions from net investment income		(31,478,925)	(26,168,327)
Distributions from net realized gains	+	(140,885,597)	(110,361,333)
Total distributions		($172,364,522)	($136,529,660)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		22,816,080	$620,636,969	19,513,159	$532,426,174
Shares reinvested		6,143,892	156,607,812	4,820,637	125,963,244
Shares redeemed	+	(21,022,054)	(568,337,329)	(18,247,583)	(497,352,580)
Net transactions in fund shares		7,937,918	$208,907,452	6,086,213	$161,036,838
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		91,231,854	$2,566,805,039	85,145,641	$2,351,353,164
Total increase	+	7,937,918	40,450,188	6,086,213	215,451,875
End of period		99,169,772	$2,607,255,227	91,231,854	$2,566,805,039
Net investment income not yet distributed			$26,542,110		$22,176,318
See financial notes    37

Schwab Total Stock Market Index Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$36.96	$32.53	$25.80	$22.92	$21.57
Income (loss) from investment operations:
Net investment income (loss)	0.72 [1]	0.60	0.57	0.47	0.41
Net realized and unrealized gains (losses)	0.83	4.49	6.70	2.83	1.33
Total from investment operations	1.55	5.09	7.27	3.30	1.74
Less distributions:
Distributions from net investment income	(0.61)	(0.51)	(0.54)	(0.42)	(0.39)
Distributions from net realized gains	(0.21)	(0.15)	—	—	—
Total distributions	(0.82)	(0.66)	(0.54)	(0.42)	(0.39)
Net asset value at end of period	$37.69	$36.96	$32.53	$25.80	$22.92
Total return	4.36%	15.93%	28.76%	14.71%	8.14%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Gross operating expenses	0.11%	0.10%	0.10%	0.10%	0.11%
Net investment income (loss)	1.92%	1.79%	2.02%	2.02%	1.79%
Portfolio turnover rate	2%	1%	2%	3%	1%
Net assets, end of period (x 1,000,000)	$4,477	$4,049	$3,183	$2,240	$1,747

1
Calculated based on the average shares outstanding during the period.
38    See financial notes

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of October 31, 2015
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.2%	Common Stock	2,804,713,777	4,440,133,759
0.0%	Rights	32,982	32,760
0.0%	Warrants	—	—
0.8%	Other Investment Company	36,468,372	36,468,372
1.5%	Short-Term Investments	67,205,632	67,205,632
101.5%	Total Investments	2,908,420,763	4,543,840,523
(1.5%)	Other Assets and Liabilities, Net		(66,982,719)
100.0%	Net Assets		4,476,857,804

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.2% of net assets
Automobiles & Components 1.2%
Other Securities		1.2	51,751,144
Banks 6.0%
Bank of America Corp.	2,052,101	0.8	34,434,255
Citigroup, Inc.	591,989	0.7	31,476,055
JPMorgan Chase & Co.	727,563	1.0	46,745,923
Wells Fargo & Co.	918,113	1.1	49,706,638
Other Securities		2.4	107,999,194
		6.0	270,362,065
Capital Goods 7.4%
3M Co.	122,357	0.4	19,235,744
General Electric Co.	1,978,012	1.3	57,204,107
The Boeing Co.	125,636	0.4	18,602,923
Other Securities		5.3	236,513,979
		7.4	331,556,753
Commercial & Professional Supplies 1.1%
Other Securities		1.1	48,329,463
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Durables & Apparel 1.6%
Other Securities		1.6	73,744,458
Consumer Services 2.3%
McDonald's Corp.	183,940	0.5	20,647,265
Other Securities		1.8	82,952,324
		2.3	103,599,589
Diversified Financials 4.6%
Berkshire Hathaway, Inc., Class B *	368,002	1.1	50,055,632
The Charles Schwab Corp. (a)	240,126	0.2	7,328,646
Other Securities		3.3	146,609,159
		4.6	203,993,437
Energy 6.5%
Chevron Corp.	369,023	0.8	33,536,810
Exxon Mobil Corp.	819,399	1.5	67,797,073
Schlumberger Ltd.	246,103	0.4	19,235,411
Other Securities		3.8	168,602,393
		6.5	289,171,687
Food & Staples Retailing 1.9%
CVS Health Corp.	218,937	0.5	21,626,597
Other Securities		1.4	65,015,889
		1.9	86,642,486
Food, Beverage & Tobacco 4.8%
Altria Group, Inc.	381,823	0.5	23,088,837
PepsiCo, Inc.	287,358	0.7	29,365,114
Philip Morris International, Inc.	304,009	0.6	26,874,396
The Coca-Cola Co.	764,614	0.7	32,381,403
Other Securities		2.3	104,276,201
		4.8	215,985,951
Health Care Equipment & Services 4.9%
Medtronic plc	275,688	0.4	20,378,857
UnitedHealth Group, Inc.	186,481	0.5	21,963,732
Other Securities		4.0	178,000,544
		4.9	220,343,133
Household & Personal Products 1.7%
The Procter & Gamble Co.	533,724	0.9	40,765,839
Other Securities		0.8	34,670,956
		1.7	75,436,795
Insurance 3.1%
Other Securities		3.1	136,996,720
Materials 3.2%
Other Securities		3.2	145,020,545
See financial notes    39

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings continued
Security	Number of Shares	% of Net Assets	Value ($)
Media 3.3%
Comcast Corp., Class A	481,860	0.7	30,174,073
The Walt Disney Co.	302,439	0.8	34,399,412
Other Securities		1.8	83,307,417
		3.3	147,880,902
Pharmaceuticals, Biotechnology & Life Sciences 9.2%
AbbVie, Inc.	322,096	0.4	19,180,817
Allergan plc *	77,087	0.5	23,779,027
Amgen, Inc.	150,989	0.6	23,883,440
Bristol-Myers Squibb Co.	326,953	0.5	21,562,550
Celgene Corp. *	155,562	0.4	19,089,013
Gilead Sciences, Inc.	289,192	0.7	31,270,331
Johnson & Johnson	544,109	1.2	54,971,332
Merck & Co., Inc.	556,516	0.7	30,419,165
Pfizer, Inc.	1,213,725	0.9	41,048,179
Other Securities		3.3	146,409,528
		9.2	411,613,382
Real Estate 4.2%
Other Securities		4.2	185,706,820
Retailing 5.1%
Amazon.com, Inc. *	75,225	1.0	47,083,327
The Home Depot, Inc.	251,963	0.7	31,152,705
Other Securities		3.4	150,623,627
		5.1	228,859,659
Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	931,897	0.7	31,554,032
Other Securities		1.7	75,354,173
		2.4	106,908,205
Software & Services 11.5%
Alphabet, Inc., Class A *	57,076	0.9	42,087,272
Alphabet, Inc., Class C *	58,027	0.9	41,246,172
Facebook, Inc., Class A *	444,207	1.0	45,295,788
International Business Machines Corp.	176,151	0.6	24,675,232
MasterCard, Inc., Class A	195,156	0.4	19,318,492
Microsoft Corp.	1,569,518	1.8	82,619,428
Oracle Corp.	636,313	0.6	24,714,397
Visa, Inc., Class A	381,804	0.7	29,620,354
Other Securities		4.6	203,872,224
		11.5	513,449,359
Technology Hardware & Equipment 6.0%
Apple, Inc.	1,122,262	3.0	134,110,309
Cisco Systems, Inc.	992,840	0.7	28,643,434
QUALCOMM, Inc.	305,839	0.4	18,172,953
Other Securities		1.9	86,777,322
		6.0	267,704,018
Telecommunication Services 2.1%
AT&T, Inc.	1,200,507	0.9	40,228,990
Verizon Communications, Inc.	795,069	0.8	37,272,835
Other Securities		0.4	17,633,916
		2.1	95,135,741
Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.1%
Other Securities		2.1	95,507,598
Utilities 3.0%
Other Securities		3.0	134,433,849
Total Common Stock
(Cost $2,804,713,777)			4,440,133,759

Rights 0.0% of net assets
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—
Technology Hardware & Equipment 0.0%
Other Securities		0.0	—
Telecommunication Services 0.0%
Other Securities		0.0	32,760
Total Rights
(Cost $32,982)			32,760

Warrants 0.0% of net assets
Energy 0.0%
Other Securities		0.0	—
Total Warrants
(Cost $—)			—

Other Investment Company 0.8% of net assets
Securities Lending Collateral 0.8%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	36,468,372	0.8	36,468,372
Total Other Investment Company
(Cost $36,468,372)			36,468,372
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 1.5% of net assets
Time Deposits 1.5%
Australia & New Zealand Banking Group Ltd. 0.03%, 11/02/15	44,948,979	1.0	44,948,979
Wells Fargo 0.03%, 11/02/15	22,256,653	0.5	22,256,653
Total Short-Term Investments
(Cost $67,205,632)			67,205,632

End of Investments.

40    See financial notes

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings continued

At 10/31/15, the tax basis cost of the fund's investments was $2,925,724,612 and the unrealized appreciation and depreciation were $1,756,538,810 and ($138,422,899), respectively, with a net unrealized appreciation of $1,618,115,911.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $32,760 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $35,642,649.
(d)	The rate shown is the 7-day yield.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 12/18/15	35	4,054,050	52,723
S&P 500 Index, e-mini, Long, expires 12/18/15	230	23,847,550	1,048,233
Net Unrealized Appreciation			1,100,956

The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$4,440,133,759	$—	$—	$4,440,133,759
Rights [1]	—	—	32,760	32,760
Warrants [1]	—	—	—	—
Other Investment Company[1]	36,468,372	—	—	36,468,372
Short-Term Investments[1]	—	67,205,632	—	67,205,632
Total	$4,476,602,131	$67,205,632	$32,760	$4,543,840,523
Other Financial Instruments
Futures Contracts[2]	$1,100,956	$—	$—	$1,100,956
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of October 31, 2015
Common Stock	$—	($22,235)	$22,235	$—	$—	$—	$—	$—
Rights	32,760	—	—	—	—	—	—	32,760
Total	$32,760	($22,235)	$22,235	$—	$—	$—	$—	$32,760
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended October 31, 2015.
See financial notes    41

Schwab Total Stock Market Index Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investment in affiliated issuer, at value (cost $5,067,611)		$7,328,646
Investments in unaffiliated issuers, at value (cost $2,866,884,780) including securities on loan of $35,642,649		4,500,043,505
Collateral invested for securities on loan, at value (cost $36,468,372)	+	36,468,372
Total investments, at value (cost $2,908,420,763)		4,543,840,523
Deposit with broker for futures contracts		2,732,000
Receivables:
Investments sold		1,456,939
Fund shares sold		4,883,608
Dividends		4,416,446
Income from securities on loan		95,875
Interest		112
Prepaid expenses	+	49,491
Total assets		4,557,474,994
Liabilities
Collateral held for securities on loan		36,468,372
Payables:
Investments bought		41,436,263
Investment adviser and administrator fees		22,420
Shareholder service fees		14,194
Fund shares redeemed		2,139,246
Variation margin on futures contracts		116,050
Accrued expenses	+	420,645
Total liabilities		80,617,190
Net Assets
Total assets		4,557,474,994
Total liabilities	–	80,617,190
Net assets		$4,476,857,804
Net Assets by Source
Capital received from investors		2,754,963,316
Net investment income not yet distributed		69,554,519
Net realized capital gains		15,819,253
Net unrealized capital appreciation		1,636,520,716

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,476,857,804		118,777,377		$37.69

42    See financial notes

Schwab Total Stock Market Index Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends received from affiliated issuer		$52,290
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $11,101)		86,854,870
Interest		15,040
Securities on loan	+	999,589
Total investment income		87,921,789
Expenses
Investment adviser and administrator fees		2,624,219
Shareholder service fees		836,426
Index fees		787,602
Portfolio accounting fees		149,016
Shareholder reports		114,250
Transfer agent fees		113,965
Registration fees		113,810
Custodian fees		85,047
Professional fees		56,063
Independent trustees' fees		27,638
Proxy fees		23,358
Interest expense		649
Other expenses	+	94,608
Total expenses		5,026,651
Expense reduction by CSIM and its affiliates	–	1,066,591
Net expenses	–	3,960,060
Net investment income		83,961,729
Realized and Unrealized Gains (Losses)
Net realized gains on unaffiliated issuers		32,945,196
Net realized gains on futures contracts	+	4,857,320
Net realized gains		37,802,516
Net change in unrealized appreciation (depreciation) on affiliated issuer		380,230
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		57,260,087
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,132,385)
Net change in unrealized appreciation (depreciation)	+	56,507,932
Net realized and unrealized gains		94,310,448
Increase in net assets resulting from operations		$178,272,177
See financial notes    43

Schwab Total Stock Market Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$83,961,729	$64,653,328
Net realized gains		37,802,516	17,885,455
Net change in unrealized appreciation (depreciation)	+	56,507,932	449,857,647
Increase in net assets from operations		178,272,177	532,396,430
Distributions to Shareholders
Distributions from net investment income		(68,099,121)	(50,022,427)
Distributions from net realized gains	+	(23,418,312)	(14,754,888)
Total distributions		($91,517,433)	($64,777,315)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		24,753,855	$920,238,549	24,674,667	$847,448,914
Shares reinvested		2,076,130	73,370,427	1,621,857	52,337,326
Shares redeemed	+	(17,609,468)	(652,741,483)	(14,599,314)	(501,556,679)
Net transactions in fund shares		9,220,517	$340,867,493	11,697,210	$398,229,561
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		109,556,860	$4,049,235,567	97,859,650	$3,183,386,891
Total increase	+	9,220,517	427,622,237	11,697,210	865,848,676
End of period		118,777,377	$4,476,857,804	109,556,860	$4,049,235,567
Net investment income not yet distributed			$69,554,519		$53,845,311
44    See financial notes

Schwab International Index Fund
Financial Statements
Financial Highlights
	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12	11/1/10– 10/31/11
Per-Share Data
Net asset value at beginning of period	$19.42	$19.92	$16.32	$16.02	$17.31
Income (loss) from investment operations:
Net investment income (loss)	0.54 [1]	0.64	0.49	0.57	0.57
Net realized and unrealized gains (losses)	(0.86)	(0.63)	3.69	0.33	(1.38)
Total from investment operations	(0.32)	0.01	4.18	0.90	(0.81)
Less distributions:
Distributions from net investment income	(0.61)	(0.51)	(0.58)	(0.60)	(0.48)
Net asset value at end of period	$18.49	$19.42	$19.92	$16.32	$16.02
Total return	(1.53%)	0.09%	26.40%	6.07%	(4.83%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%	0.19%	0.19%	0.19%	0.19%
Gross operating expenses	0.23%	0.23%	0.23%	0.23%	0.21%
Net investment income (loss)	2.82%	3.42%	2.88%	3.66%	3.26%
Portfolio turnover rate	7%	2%	5%	31% [2]	10%
Net assets, end of period (x 1,000,000)	$2,844	$2,699	$2,205	$1,415	$1,375

Calculated based on the average shares outstanding during the period.

Portfolio turnover rate increase was mainly the result of trading activities in connection with the change in primary benchmark index effective December 20, 2011.
See financial notes    45

Schwab International Index Fund
Condensed Portfolio Holdings  as of October 31, 2015
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.8%	Common Stock	2,378,291,644	2,781,955,810
0.5%	Preferred Stock	15,443,474	14,364,962
0.4%	Other Investment Company	12,250,477	12,250,477
1.2%	Short-Term Investments	32,604,445	32,604,445
99.9%	Total Investments	2,438,590,040	2,841,175,694
0.1%	Other Assets and Liabilities, Net		3,157,769
100.0%	Net Assets		2,844,333,463

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 97.8% of net assets
Australia 6.2%
Australia & New Zealand Banking Group Ltd.	618,955	0.4	11,970,769
Commonwealth Bank of Australia	379,463	0.7	20,604,067
National Australia Bank Ltd.	585,298	0.5	12,498,831
Westpac Banking Corp.	685,727	0.5	15,273,888
Other Securities		4.1	115,450,893
		6.2	175,798,448
Austria 0.2%
Other Securities		0.2	4,791,333
Belgium 1.3%
Anheuser-Busch InBev N.V.	179,808	0.7	21,455,518
Other Securities		0.6	16,401,624
		1.3	37,857,142
Denmark 1.7%
Novo Nordisk A/S, Class B	436,977	0.8	23,204,996
Other Securities		0.9	24,466,910
		1.7	47,671,906
Finland 0.9%
Other Securities		0.9	24,783,650
Security	Number of Shares	% of Net Assets	Value ($)
France 9.9%
BNP Paribas S.A.	236,121	0.5	14,308,271
Sanofi	262,431	0.9	26,472,942
Total S.A.	481,485	0.8	23,284,046
Other Securities		7.7	218,755,735
		9.9	282,820,994
Germany 8.5%
Allianz SE - Reg'd	101,698	0.6	17,804,037
BASF SE	205,226	0.6	16,812,899
Bayer AG - Reg'd	184,438	0.9	24,592,116
Daimler AG - Reg'd	214,576	0.6	18,606,685
Deutsche Telekom AG - Reg'd	708,212	0.5	13,265,934
SAP SE	219,158	0.6	17,277,334
Siemens AG - Reg'd	176,926	0.6	17,771,179
Other Securities		4.1	116,137,458
		8.5	242,267,642
Hong Kong 3.0%
AIA Group Ltd.	2,700,400	0.6	15,833,335
Other Securities		2.4	69,441,284
		3.0	85,274,619
Ireland 0.4%
Other Securities		0.4	12,041,687
Israel 0.6%
Other Securities		0.6	17,004,718
Italy 2.4%
Other Securities		2.4	66,872,882
Japan 22.6%
Honda Motor Co., Ltd.	362,839	0.4	12,002,872
Mitsubishi UFJ Financial Group, Inc.	2,836,309	0.7	18,343,913
SoftBank Group Corp.	214,200	0.4	12,001,178
Toyota Motor Corp.	608,803	1.3	37,297,969
Other Securities		19.8	561,927,905
		22.6	641,573,837
Netherlands 2.8%
ING Groep N.V. CVA	863,791	0.4	12,571,503
Unilever N.V. CVA	363,881	0.6	16,453,833
Other Securities		1.8	50,166,383
		2.8	79,191,719
New Zealand 0.1%
Other Securities		0.1	4,073,576
Norway 0.6%
Other Securities		0.6	16,098,084
Portugal 0.1%
Other Securities		0.1	4,112,409
46    See financial notes

Schwab International Index Fund
Condensed Portfolio Holdings continued
Security	Number of Shares	% of Net Assets	Value ($)
Singapore 1.3%
Other Securities		1.3	36,239,515
Spain 3.4%
Banco Bilbao Vizcaya Argentaria S.A.	1,420,594	0.4	12,222,237
Banco Santander S.A.	3,197,315	0.6	17,860,836
Telefonica S.A.	992,492	0.5	13,094,284
Other Securities		1.9	52,739,545
		3.4	95,916,902
Sweden 2.8%
Other Securities		2.8	80,088,107
Switzerland 9.2%
Nestle S.A. - Reg'd	719,332	1.9	54,938,215
Novartis AG - Reg'd	507,583	1.6	45,981,260
Roche Holding AG	156,706	1.5	42,545,501
UBS Group AG - Reg’d	815,237	0.6	16,282,261
Other Securities		3.6	103,170,897
		9.2	262,918,134
United Kingdom 19.8%
AstraZeneca plc	281,870	0.6	17,964,278
Barclays plc	3,738,239	0.5	13,318,521
BG Group plc	763,918	0.4	12,068,771
BP plc	4,078,629	0.8	24,239,233
British American Tobacco plc	416,025	0.9	24,715,858
BT Group plc	1,866,458	0.5	13,329,330
Diageo plc	562,011	0.6	16,202,737
GlaxoSmithKline plc	1,085,292	0.8	23,405,087
HSBC Holdings plc	4,354,714	1.2	34,023,230
Lloyds Banking Group plc	12,728,817	0.5	14,447,337
National Grid plc	835,111	0.4	11,896,053
Prudential plc	573,911	0.5	13,404,539
Reckitt Benckiser Group plc	143,178	0.5	13,972,806
Royal Dutch Shell plc, A Shares	862,532	0.8	22,518,423
Royal Dutch Shell plc, B Shares	538,661	0.5	14,104,777
SABMiller plc	216,502	0.4	13,298,284
Unilever plc	286,445	0.4	12,754,964
Vodafone Group plc	5,916,316	0.7	19,470,195
Other Securities		8.8	249,424,083
		19.8	564,558,506
Total Common Stock
(Cost $2,378,291,644)			2,781,955,810

Preferred Stock 0.5% of net assets
Germany 0.4%
Other Securities		0.4	12,106,157
Ireland 0.0%
Other Securities		0.0	14,460
Italy 0.1%
Other Securities		0.1	2,185,383
Security	Number of Shares	% of Net Assets	Value ($)
United Kingdom 0.0%
Other Securities		0.0	58,962
Total Preferred Stock
(Cost $15,443,474)			14,364,962

Other Investment Company 0.4% of net assets
United States 0.4%
Securities Lending Collateral 0.4%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (c)	12,250,477	0.4	12,250,477
Total Other Investment Company
(Cost $12,250,477)			12,250,477
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 1.2% of net assets
Time Deposits 1.2%
Nordea Bank 0.03%, 11/02/15	28,414,324	1.0	28,414,324
Other Securities		0.2	4,190,121
		1.2
Total Short-Term Investments
(Cost $32,604,445)			32,604,445

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $2,465,117,613 and the unrealized appreciation and depreciation were $585,873,657 and ($209,815,576), respectively, with a net unrealized appreciation of $376,058,081.
At 10/31/15, the values of certain foreign securities held by the fund aggregating $2,760,088,581 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information).
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $11,696,492.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

See financial notes    47

Schwab International Index Fund
Condensed Portfolio Holdings continued
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 12/18/15	400	35,142,000	266,130

The following is a summary of the inputs used to value the fund's investments as of October 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$1,788,075,500	$—	$1,788,075,500
Australia	923,799	173,361,097	1,513,552	175,798,448
Hong Kong	642,459	84,632,160	—	85,274,619
Ireland	646,957	11,394,730	—	12,041,687
Japan	1,539,770	640,034,067	—	641,573,837
Netherlands	30,892,232	48,299,487	—	79,191,719
Preferred Stock[1]	—	14,291,540	—	14,291,540
Ireland	—	—	14,460	14,460
United Kingdom	—	—	58,962	58,962
Other Investment Company[1]	12,250,477	—	—	12,250,477
Short-Term Investments[1]	—	32,604,445	—	32,604,445
Total	$46,895,694	$2,792,693,026	$1,586,974	$2,841,175,694
Other Financial Instruments
Futures Contracts[2]	$266,130	$—	$—	$266,130
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
48    See financial notes

Schwab International Index Fund
Condensed Portfolio Holdings continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of October 31, 2015
Common Stock
Australia	$—	($5,018)	($184,871)	$1,075,438	($98,645)	$726,648	$—	$1,513,552
Preferred Stock
Ireland	—	—	(61)	14,521	—	—	—	14,460
United Kingdom	54,362	—	174	58,972	(54,546)	—	—	58,962
Total	$54,362	($5,018)	($184,758)	$1,148,931	($153,191)	$726,648	$—	$1,586,974
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The net change in unrealized appreciation (depreciation) for Level 3 investments held by the fund at October 31, 2015 was ($245,984).
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $15,239,330 and $25,033,151 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended October 31, 2015. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. The transfers into Level 3 from Level 1 or Level 2 were due to the result of fair valued securities for which no quoted value was available.
See financial notes    49

Schwab International Index Fund
Statement of
Assets and Liabilities
As of October 31, 2015
Assets
Investments, at value (cost $2,426,339,563) including securities on loan of $11,696,492		$2,828,925,217
Collateral invested for securities on loan, at value (cost $12,250,477)	+	12,250,477
Total investments, at value (cost $2,438,590,040)		2,841,175,694
Foreign currency, at value (cost $296)		296
Deposit with broker for futures contracts		2,906,250
Receivables:
Dividends		5,741,925
Fund shares sold		5,289,677
Foreign tax reclaims		3,088,379
Income from securities on loan		45,250
Interest		53
Prepaid expenses	+	37,397
Total assets		2,858,284,921
Liabilities
Collateral held for securities on loan		12,250,477
Payables:
Investments bought		58,962
Investment adviser and administrator fees		55,301
Shareholder service fees		9,587
Fund shares redeemed		1,002,919
Variation margin on futures contracts		66,999
Accrued expenses	+	507,213
Total liabilities		13,951,458
Net Assets
Total assets		2,858,284,921
Total liabilities	–	13,951,458
Net assets		$2,844,333,463
Net Assets by Source
Capital received from investors		2,473,378,730
Net investment income not yet distributed		53,167,370
Net realized capital losses		(84,862,391)
Net unrealized capital appreciation		402,649,754

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,844,333,463		153,799,932		$18.49

50    See financial notes

Schwab International Index Fund
Statement of
Operations
For the period November 1, 2014 through October 31, 2015
Investment Income
Dividends (net of foreign withholding tax of $7,152,128)		$81,417,874
Interest		21,435
Securities on loan	+	1,224,253
Total investment income		82,663,562
Expenses
Investment adviser and administrator fees		4,117,720
Shareholder service fees		522,015
Custodian fees		499,487
Index fees		492,230
Portfolio accounting fees		124,477
Shareholder reports		116,365
Registration fees		87,425
Transfer agent fees		66,500
Professional fees		58,059
Proxy fees		21,046
Independent trustees' fees		19,912
Interest expense		2,867
Other expenses	+	115,906
Total expenses		6,244,009
Expense reduction by CSIM and its affiliates	–	1,004,356
Net expenses	–	5,239,653
Net investment income		77,423,909
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(55,422,925)
Net realized losses on futures contracts		(3,870,346)
Net realized losses on foreign currency transactions	+	(951,814)
Net realized losses		(60,245,085)
Net change in unrealized appreciation (depreciation) on investments		(75,150,637)
Net change in unrealized appreciation (depreciation) on futures contracts		(3,346,459)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	47,896
Net change in unrealized appreciation (depreciation)	+	(78,449,200)
Net realized and unrealized losses		(138,694,285)
Decrease in net assets resulting from operations		($61,270,376)
See financial notes    51

Schwab International Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	11/1/14-10/31/15		11/1/13-10/31/14
Net investment income		$77,423,909	$84,259,509
Net realized gains (losses)		(60,245,085)	4,104,131
Net change in unrealized appreciation (depreciation)	+	(78,449,200)	(94,041,773)
Decrease in net assets from operations		(61,270,376)	(5,678,133)
Distributions to Shareholders
Distributions from net investment income		($87,032,492)	($56,954,638)

Transactions in Fund Shares
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		59,133,426	$1,111,348,958	42,892,587	$850,934,554
Shares reinvested		4,061,536	72,539,032	2,686,474	50,828,092
Shares redeemed	+	(48,379,691)	(890,397,689)	(17,254,418)	(344,646,661)
Net transactions in fund shares		14,815,271	$293,490,301	28,324,643	$557,115,985
Shares Outstanding and Net Assets
		11/1/14-10/31/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		138,984,661	$2,699,146,030	110,660,018	$2,204,662,816
Total increase	+	14,815,271	145,187,433	28,324,643	494,483,214
End of period		153,799,932	$2,844,333,463	138,984,661	$2,699,146,030
Net investment income not yet distributed			$53,167,370		$62,675,606
52    See financial notes

Schwab Equity Index Funds
Financial Notes
1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the trusts) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Capital Trust (organized May 7, 1993)	Schwab Target 2035 Fund
Schwab S&P 500 Index Fund	Schwab Target 2040 Fund
Schwab Small-Cap Index Fund	Schwab Target 2045 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2050 Fund
Schwab International Index Fund	Schwab Target 2055 Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental US Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental International Small Company Index Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Fundamental Emerging Markets Large Company Index Fund
Laudus International MarketMasters Fund™	Schwab Fundamental Global Real Estate Index Fund
Schwab Balanced Fund™	Schwab ® Monthly Income Fund – Moderate Payout
Schwab Core Equity Fund™	Schwab ® Monthly Income Fund – Enhanced Payout
Schwab Dividend Equity Fund™	Schwab ® Monthly Income Fund – Maximum Payout
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™	Schwab Investments (organized October 26, 1990)
Schwab Hedged Equity Fund™	Schwab 1000 Index Fund
Schwab Financial Services Fund™	Schwab Short-Term Bond Market Fund™
Schwab Health Care Fund™	Schwab Intermediate-Term Bond Fund™
Schwab ® International Core Equity Fund	Schwab Total Bond Market Fund™
Schwab Target 2010 Fund	Schwab GNMA Fund™
Schwab Target 2015 Fund	Schwab ® Treasury Inflation Protected Securities Index Fund
Schwab Target 2020 Fund	Schwab Tax-Free Bond Fund™
Schwab Target 2025 Fund	Schwab California Tax-Free Bond Fund™
Schwab Target 2030 Fund	Schwab Global Real Estate Fund™

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Schwab Equity Index Funds
Financial Notes (continued)
2. Significant Accounting Policies (continued):
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

Schwab Equity Index Funds
Financial Notes (continued)
2. Significant Accounting Policies (continued):
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of October 31, 2015 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allows the funds to terminate any loans at any given time. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. A fund retains the right to recall a security on loan. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including lending agent fees associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agents were approximately 15% of gross lending revenues through October 2, 2015. For the subsequent period through November 30, 2015, the total costs and expenses to be

Schwab Equity Index Funds
Financial Notes (continued)
2. Significant Accounting Policies (continued):
paid to the unaffiliated lending agents range from 10% to 15%, with subsequent breakpoints to a low of 7.5%, of gross lending revenue. After December 1, 2015, the total costs and expenses to be paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
The value of the securities on loan and the related collateral as of October 31, 2015, if any, are disclosed in each fund's Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund's Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Custody Credit:
Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to a fund's operating expenses.

Schwab Equity Index Funds
Financial Notes (continued)
2. Significant Accounting Policies (continued):
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of October 31, 2015, if any, are reflected in each fund's Statement of Assets and Liabilities.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(l) New Accounting Pronouncements:
In June 2014, Accounting Standards Update (ASU) No. 2014-11, Topic 860 Transfers and Servicing — Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures, was issued and is effective for interim periods beginning after March 15, 2015 and annual periods beginning after December 15, 2014. The ASU modifies accounting guidance and enhances disclosure requirements for repurchase agreement and securities lending transactions. Management is currently evaluating the impact the adoption of ASU 2014-11 may have on the funds’ financial statement disclosures.
3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds' prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that investors could lose money.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Tracking Error Risk. As an index fund, each fund seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in the index, or match the securities’ weightings to the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.
Investment Style Risk. Each fund invests in companies measured by its respective index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index.

Schwab Equity Index Funds
Financial Notes (continued)
3. Risk Factors (continued):
A significant percentage of an index may be composed of securities in a single industry or sector of the economy. If a fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
Sampling Index Tracking Risk. If a fund uses a sampling method, the fund will not fully replicate its comparative index and may hold securities not included in the index. As a result, the fund will be subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country, or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country, or asset class.
Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—bonds or large-cap stocks, for instance—a fund’s performance also will lag those investments.
Large- and Mid-Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more volatile than those of large-cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments—bonds or small-cap stocks, for instance—a fund’s performance also will lag those investments.
Foreign Investment Risk. A fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategies.
Geographic Risk. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the fund’s assets, the fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.
Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. A fund's use of derivatives could reduce the fund's performance, increase its volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.
Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Schwab Equity Index Funds
Financial Notes (continued)
3. Risk Factors (continued):
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and each trust.
For its advisory and administrative services to the Schwab 1000 Index Fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
% of Average Daily Net Assets	Schwab 1000 Index Fund
First $500 million	0.30%
$500 million to $5 billion	0.22%
$5 billion to $10 billion	0.20%
Over $10 billion	0.18%
For its advisory and administrative services to the other funds discussed in this report, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab S&P 500 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
0.06%	0.15%	0.06%	0.15%
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.
Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
0.02%	0.10%	0.02%	0.02%	0.02%

Schwab Equity Index Funds
Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets is as follows:
Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
0.09%	0.29%	0.17%	0.09%	0.19%
The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The table below shows funds with investment activities involving The Charles Schwab Corporation shares during the report period:
Fund	Balance of Shares Held at 10/31/14	Gross Purchases	Gross Sales	Balance of Shares Held at 10/31/15	Market Value at 10/31/15	Realized Gains (Losses) 11/01/14 to 10/31/15	Dividends Received 11/01/14 to 10/31/15
Schwab S&P 500 Index Fund	1,302,581	99,900	—	1,402,481	$42,803,720	$—	$316,939
Schwab 1000 Index Fund	367,065	19,000	(10,800)	375,265	11,453,088	197,850	86,800
Schwab Total Stock Market Index Fund	211,426	28,700	—	240,126	7,328,646	—	52,290
Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab Funds as of October 31, 2015, as applicable:
	Underlying Funds
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio	0.9%	—%	3.8%	—%	2.8%
Schwab MarketTrack Growth Portfolio	0.9%	—%	3.9%	—%	2.4%
Schwab MarketTrack Balanced Portfolio	0.5%	—%	2.1%	—%	1.3%
Schwab MarketTrack Conservative Portfolio	0.1%	—%	0.6%	—%	0.4%
Schwab MarketTrack Growth Portfolio II	0.0%*	0.0%*	0.2%	—%	0.2%
Schwab Target 2010 Fund	0.0%*	—%	—%	—%	—%
Schwab Target 2015 Fund	0.0%*	—%	—%	—%	—%
Schwab Target 2020 Fund	0.2%	—%	—%	—%	—%
Schwab Target 2025 Fund	0.2%	—%	—%	—%	—%
Schwab Target 2030 Fund	0.4%	—%	—%	—%	—%
Schwab Target 2035 Fund	0.2%	—%	—%	—%	—%
Schwab Target 2040 Fund	0.4%	—%	—%	—%	—%
Schwab Target 2045 Fund	0.0%*	—%	—%	—%	—%
Schwab Target 2050 Fund	0.0%*	—%	—%	—%	—%
Schwab Target 2055 Fund	0.0%*	—%	—%	—%	—%
*	Less than 0.05%
Certain other related parties may own shares of the funds in this report. As of October 31, 2015, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab Small Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund were 2.9%, 7.1% and 3.6%, respectively.

Schwab Equity Index Funds
Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended October 31, 2015, each fund’s total aggregate security transactions with other Schwab Funds were as follows:
Schwab S&P 500 Index Fund	$25,289,140
Schwab 1000 Index Fund	15,442,624
Schwab Small-Cap Index Fund	6,586,610
Schwab Total Stock Market Index Fund	11,119,112
Schwab International Index Fund	53,288,040
During the period, the Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund received a reimbursement payment of $7,233, $8,746, $8,816 and $6,008, respectively, related to state filing fees resulting from revised calculation methodologies being applied on sales of the funds' shares in prior periods.
During the periods under which the expense was incurred, the funds were operating above their expense limitation and waived fees including these state filing fees. As this amount was previously waived as part of an expense reduction by CSIM and its affiliates, it was reimbursed to the investment adviser. Each fund's net expense ratio was not impacted during the periods the expense was incurred or during the current period.
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these interested persons for their services as trustees, but they did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
During the period prior to October 8, 2015, the funds had access to a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A., and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds paid an annual fee to State Street for the committed line of credit. Effective October 8, 2015, the previous lines of credit were terminated and the funds became participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

Schwab Equity Index Funds
Financial Notes (continued)
7. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at October 31, 2015 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds' accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended October 31, 2015, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Contract Values	Number of Contracts
Schwab S&P 500 Index Fund	$193,895,942	1,891
Schwab 1000 Index Fund	27,125,073	267
Schwab Small-Cap Index Fund	25,802,248	217
Schwab Total Stock Market Index Fund	47,209,196	451
Schwab International Index Fund	61,572,329	685
8. Purchases and Sales/Maturities of Investment Securities:
For the period ended October 31, 2015, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab S&P 500 Index Fund	$1,540,712,705	$503,963,362
Schwab 1000 Index Fund	242,550,205	384,176,671
Schwab Small-Cap Index Fund	572,961,402	430,472,320
Schwab Total Stock Market Index Fund	498,718,515	98,055,163
Schwab International Index Fund	550,647,598	199,465,116
9. Redemption Fee:
The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:
	Current Period (11/1/14-10/31/15)	Prior Period (11/1/13-10/31/14)
Schwab S&P 500 Index Fund	$266,905	$284,628
Schwab 1000 Index Fund	44,069	27,406
Schwab Small-Cap Index Fund	34,586	29,424
Schwab Total Stock Market Index Fund	50,564	75,062
Schwab International Index Fund	27,617	24,510

Schwab Equity Index Funds
Financial Notes (continued)
10. Federal Income Taxes:
As of October 31, 2015, the components of distributable earnings on a tax-basis were as follows:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
Undistributed ordinary income	$357,061,921	$92,556,905	$37,022,765	$67,894,710	$70,180,852
Undistributed long-term capital gains	213,548,277	264,432,988	123,561,081	35,883,867	—
Unrealized appreciation on investments	9,712,924,583	4,556,700,963	844,629,291	1,756,538,810	585,873,657
Unrealized depreciation on investments	(605,355,519)	(83,340,030)	(261,044,293)	(138,422,899)	(209,815,576)
Other unrealized appreciation (depreciation)	—	1	—	—	(202,030)
Net unrealized appreciation (depreciation)	$9,107,569,064	$4,473,360,934	$583,584,998	$1,618,115,911	$375,856,051
The primary differences between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, Passive Foreign Investment Companies (PFIC), partnership investments, non-taxable dividends and futures mark to market.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2015, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
October 31, 2017	$—	$—	$—	$—	$13,252,761
No expiration*	—	—	—	—	61,829,409
Total	$—	$—	$—	$—	$75,082,170
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
For the year ended October 31, 2015, the funds had capital loss carryforwards utilized as follows:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
Capital loss carryforwards utilized	$187,573,938	$—	$—	$—	$—

Schwab Equity Index Funds
Financial Notes (continued)
10. Federal Income Taxes (continued):
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
Current period distributions
Ordinary income	$369,772,138	$110,332,491	$41,501,610	$75,210,034	$87,032,492
Long-term capital gains	—	171,945,895	130,862,912	16,307,399	—
Return of capital	—	—	—	—	—
Prior period distributions
Ordinary income	$297,103,536	$92,284,725	$38,782,759	$50,259,453	$56,954,638
Long-term capital gains	—	181,138,882	97,746,901	14,517,862	—
Return of capital	—	—	—	—	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2015, the funds made the following reclassifications:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
Capital shares	$—	$—	($18)	($2)	$—
Undistributed net investment income	(3,411,365)	(1,557,720)	(540,920)	(153,400)	100,347
Net realized capital gains (losses)	3,411,365	1,557,720	540,938	153,402	(100,347)
As of October 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2015, the funds did not incur any interest or penalties.
11. Subsequent Events:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Boards of Trustees consist of current Schwab Funds and Laudus Funds trustees, current Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Boards of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits. Other than this election of trustees, management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Report of Independent Registered Public Accounting Firm
To the Boards of Trustees and Shareholders of:
Schwab S&P 500 Index Fund
Schwab 1000 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
In our opinion, the accompanying statements of assets and liabilities, including the condensed portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab 1000 Index Fund (one of the funds constituting Schwab Investments), Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund (four of the funds constituting Schwab Capital Trust) (hereafter collectively referred to as the “Funds”) at October 31, 2015, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
December 16, 2015

Other Federal Tax Information (unaudited)
Schwab International Index Fund may elect to pass on the benefits of the foreign tax credit of $5,998,315 to its shareholders for the year ended October 31, 2015. The respective foreign source income on the fund is $88,570,002.
For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2015, qualify for the corporate dividends received deduction:
Percentage
Schwab S&P 500 Index Fund	97.17
Schwab 1000 Index Fund	100.00
Schwab Small-Cap Index Fund	50.23
Schwab Total Stock Market Index Fund	85.33
Schwab International Index Fund	—
For the fiscal year ended October 31, 2015, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(11) of the Internal Revenue Code. Shareholders will be notified in January 2016 via IRS form 1099 of the amounts for use in preparing their 2015 income tax return.
Schwab S&P 500 Index Fund	$369,772,138
Schwab 1000 Index Fund	110,332,491
Schwab Small-Cap Index Fund	22,237,809
Schwab Total Stock Market Index Fund	67,348,891
Schwab International Index Fund	73,293,934
Under Section 852 (b)(3)(C) of the Internal Revenue Code, certain funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended October 31, 2015:
Schwab S&P 500 Index Fund	$—
Schwab 1000 Index Fund	171,945,895
Schwab Small-Cap Index Fund	130,862,912
Schwab Total Stock Market Index Fund	16,307,399
Schwab International Index Fund	—

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreements between Schwab Capital Trust and Schwab Investments (collectively, the Trusts) and Charles Schwab Investment Management, Inc. (CSIM) (the Agreements) with respect to the existing funds in the Trusts, including Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. As part of the renewal process, Independent Trustees’ legal counsel sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreements with respect to the Funds at meetings held on April 29, 2015, and
June 1, 2015, and approved the renewal of the Agreements with respect to the Funds for an additional one-year term at the meeting held on June 1, 2015. The Board’s approval of the Agreements with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreements, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds, exchange-traded funds and other accounts;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered information provided by CSIM relating to each Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services, and channel alternatives such as investment and research tools, internet access, and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreements with respect to the Funds.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/ benchmarks, in light of total return, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreements with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of a peer group of mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreements with respect to the Funds.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreements with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the existing contractual investment advisory fee schedules relating to Schwab 1000 Index Fund that include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements with respect to the Funds and concluded that the compensation under the Agreements with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Trustees and Officers
The tables below give information about the trustees and officers of Schwab Capital Trust and Schwab Investments prior to January 1, 2016, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	74	Director, Gilead Sciences, Inc. (2005 – present)
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	95	None

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)
Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director, Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds
Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab and Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds or Laudus Funds to retire from all Boards upon their required retirement date from either Board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.

Glossary
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Total Stock Market Index  An index that measures all U.S. equity securities with readily available prices.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index  A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the “1933 Act”), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
Schwab 1000 Index  An index that represents the performance of the largest 1,000 publicly traded companies in the United States.
Small-Cap Spliced Index  An internally calculated index, comprised of the Schwab Small-Cap Index (the fund’s former comparative index) from inception of the fund until the close of business on December 14, 2011, and the Russell 2000 Index from December 15, 2011 forward.
stock  A share of ownership, or equity, in the issuing company.

total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•  APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•  TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•  when we use other companies to provide services for us, such as printing and mailing your account statements;
•  when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a
Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2015 Schwab Funds. All rights reserved.

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2015 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13810-18
00156958

Item 2: Code of Ethics.

(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kiran Patel, John Cogan, and David Mahoney, each currently serving on its audit committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Patel, Mr. Cogan, and Mr. Mahoney as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of nine series. One series has a fiscal year-end of October 31, whose annual financial statements are reported in Item 1, seven series have a fiscal year-end of August 31 and one series has a fiscal year-end of February 28. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the nine series, based on their respective 2015 and 2014 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees		(b)Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Fiscal Year 2015	Fiscal Year 2014	Fiscal Year 2015	Fiscal Year 2014	Fiscal Year 2015	Fiscal Year 2014	Fiscal Year 2015	Fiscal Year 2014
$ 450,993	$325,970	$0	$21,058	$23,979	$23,279	$3,041	$1,096

[1]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.
[3]	The nature of the services include agreed upon procedures relating to Charles Schwab Investment Management., Inc.’s, (“CSIM”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2015:	$27,020	2014:	$45,433

Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant’s principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant’s investment adviser that does not provide services to Registrant.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab 1000 Index Fund is filed under this Item.

Schwab S&P 500 Index Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.3%	Common Stock	12,296,413,364	21,436,762,073
0.1%	Other Investment Company	22,609,285	22,609,285
0.6%	Short-Term Investment	120,801,912	120,801,912
100.0%	Total Investments	12,439,824,561	21,580,173,270
0.0%	Other Assets and Liabilities, Net		6,331,869
100.0%	Net Assets		21,586,505,139

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets
Automobiles & Components 1.0%
BorgWarner, Inc.	261,400	11,193,149
Delphi Automotive plc	336,400	27,985,116
Ford Motor Co.	4,533,997	67,148,496
General Motors Co.	1,688,400	58,942,044
Harley-Davidson, Inc.	246,470	12,187,941
Johnson Controls, Inc.	758,859	34,285,250
The Goodyear Tire & Rubber Co.	304,936	10,014,098
		221,756,094
Banks 5.8%
Bank of America Corp.	12,227,811	205,182,669
BB&T Corp.	911,226	33,852,046
Citigroup, Inc.	3,519,347	187,123,680
Comerica, Inc.	211,070	9,160,438
Fifth Third Bancorp	940,929	17,924,698
Hudson City Bancorp, Inc.	594,892	6,020,307
Huntington Bancshares, Inc.	891,893	9,784,066
JPMorgan Chase & Co.	4,331,031	278,268,742
KeyCorp	1,027,498	12,761,525
M&T Bank Corp.	152,698	18,300,855
People's United Financial, Inc.	343,300	5,475,635
Regions Financial Corp.	1,567,445	14,655,611
SunTrust Banks, Inc.	605,816	25,153,480
The PNC Financial Services Group, Inc.	605,578	54,659,470
U.S. Bancorp	1,932,928	81,530,903
Security	Number of Shares	Value ($)
Wells Fargo & Co.	5,453,509	295,252,977
Zions Bancorp	250,998	7,221,213
		1,262,328,315
Capital Goods 7.2%
3M Co.	732,719	115,190,754
Allegion plc	115,333	7,516,252
AMETEK, Inc.	289,400	15,864,908
Caterpillar, Inc.	707,762	51,659,548
Cummins, Inc.	195,962	20,284,027
Danaher Corp.	695,174	64,866,686
Deere & Co.	364,586	28,437,708
Dover Corp.	181,270	11,679,226
Eaton Corp. plc	545,538	30,501,030
Emerson Electric Co.	766,615	36,207,226
Fastenal Co.	329,398	12,899,226
Flowserve Corp.	150,300	6,967,908
Fluor Corp.	174,382	8,337,203
General Dynamics Corp.	353,060	52,457,655
General Electric Co.	11,824,352	341,960,260
Honeywell International, Inc.	917,329	94,741,739
Illinois Tool Works, Inc.	389,036	35,767,970
Ingersoll-Rand plc	308,100	18,258,006
Jacobs Engineering Group, Inc. *	139,834	5,612,937
L-3 Communications Holdings, Inc.	97,283	12,296,571
Lockheed Martin Corp.	312,591	68,716,880
Masco Corp.	385,388	11,176,252
Northrop Grumman Corp.	218,167	40,960,854
PACCAR, Inc.	410,350	21,604,927
Parker-Hannifin Corp.	164,036	17,174,569
Pentair plc	208,982	11,686,273
Precision Castparts Corp.	161,427	37,258,966
Quanta Services, Inc. *	231,900	4,663,509
Raytheon Co.	358,588	42,098,231
Rockwell Automation, Inc.	159,921	17,456,976
Rockwell Collins, Inc.	158,605	13,754,226
Roper Technologies, Inc.	117,800	21,952,030
Snap-on, Inc.	66,282	10,995,521
Stanley Black & Decker, Inc.	179,881	19,063,788
Textron, Inc.	316,904	13,363,842
The Boeing Co.	745,254	110,349,760
United Rentals, Inc. *	110,100	8,242,086
United Technologies Corp.	970,735	95,530,031
W.W. Grainger, Inc.	69,927	14,684,670
Xylem, Inc.	197,600	7,194,616
		1,559,434,847
Commercial & Professional Supplies 0.7%
Cintas Corp.	111,376	10,367,992
Equifax, Inc.	136,561	14,553,306
Nielsen Holdings plc	438,300	20,823,633
Pitney Bowes, Inc.	231,591	4,782,354
Republic Services, Inc.	289,334	12,655,469
Robert Half International, Inc.	156,742	8,254,034
Stericycle, Inc. *	98,600	11,967,082
The ADT Corp.	194,500	6,426,280
The Dun & Bradstreet Corp.	46,800	5,329,116
Tyco International plc	505,300	18,413,132
See financial notes    1

Schwab S&P 500 Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Verisk Analytics, Inc. *	185,000	13,247,850
Waste Management, Inc.	497,616	26,751,836
		153,572,084
Consumer Durables & Apparel 1.5%
Coach, Inc.	327,028	10,203,274
D.R. Horton, Inc.	384,416	11,317,207
Fossil Group, Inc. *	54,900	2,987,109
Garmin Ltd.	131,100	4,650,117
Hanesbrands, Inc.	481,600	15,382,304
Harman International Industries, Inc.	85,956	9,451,722
Hasbro, Inc.	126,117	9,689,569
Leggett & Platt, Inc.	157,894	7,109,967
Lennar Corp., Class A	195,618	9,794,593
Mattel, Inc.	384,094	9,441,031
Michael Kors Holdings Ltd. *	230,600	8,910,384
Mohawk Industries, Inc. *	72,100	14,095,550
Newell Rubbermaid, Inc.	326,350	13,847,030
NIKE, Inc., Class B	793,024	103,909,935
PulteGroup, Inc.	370,186	6,785,509
PVH Corp.	99,900	9,085,905
Ralph Lauren Corp.	69,126	7,657,087
Under Armour, Inc., Class A *	211,200	20,080,896
VF Corp.	390,964	26,397,889
Whirlpool Corp.	88,922	14,239,969
		315,037,047
Consumer Services 1.9%
Carnival Corp.	531,921	28,766,288
Chipotle Mexican Grill, Inc. *	36,959	23,662,261
Darden Restaurants, Inc.	130,948	8,104,372
H&R Block, Inc.	317,305	11,822,784
Marriott International, Inc., Class A	227,872	17,496,012
McDonald's Corp.	1,102,438	123,748,666
Royal Caribbean Cruises Ltd.	198,200	19,492,970
Starbucks Corp.	1,740,024	108,873,302
Starwood Hotels & Resorts Worldwide, Inc.	202,568	16,179,106
Wyndham Worldwide Corp.	136,364	11,093,211
Wynn Resorts Ltd. (b)	95,000	6,645,250
Yum! Brands, Inc.	501,985	35,595,756
		411,479,978
Diversified Financials 4.9%
Affiliated Managers Group, Inc. *	66,000	11,897,160
American Express Co.	993,941	72,816,118
Ameriprise Financial, Inc.	210,214	24,250,287
Berkshire Hathaway, Inc., Class B *	2,187,130	297,493,423
BlackRock, Inc.	149,700	52,689,909
Capital One Financial Corp.	636,474	50,217,799
CME Group, Inc.	393,485	37,172,528
Discover Financial Services	507,173	28,513,266
E*TRADE Financial Corp. *	354,519	10,107,337
Franklin Resources, Inc.	452,905	18,460,408
Intercontinental Exchange, Inc.	131,066	33,081,058
Invesco Ltd.	497,347	16,497,000
Legg Mason, Inc.	137,198	6,139,610
Security	Number of Shares	Value ($)
Leucadia National Corp.	379,851	7,600,819
McGraw Hill Financial, Inc.	321,467	29,780,703
Moody's Corp.	201,329	19,359,797
Morgan Stanley	1,770,254	58,365,274
Nasdaq, Inc.	142,400	8,243,536
Navient Corp.	465,000	6,133,350
Northern Trust Corp.	256,018	18,021,107
State Street Corp.	477,026	32,914,794
T. Rowe Price Group, Inc.	303,279	22,933,958
The Bank of New York Mellon Corp.	1,287,873	53,639,910
The Charles Schwab Corp. (a)	1,402,481	42,803,720
The Goldman Sachs Group, Inc.	467,469	87,650,437
		1,046,783,308
Energy 7.1%
Anadarko Petroleum Corp.	589,009	39,392,922
Apache Corp.	445,806	21,010,837
Baker Hughes, Inc.	512,463	26,996,551
Cabot Oil & Gas Corp.	498,700	10,826,777
Cameron International Corp. *	224,600	15,275,046
Chesapeake Energy Corp. (b)	577,766	4,119,472
Chevron Corp.	2,205,834	200,466,194
Cimarex Energy Co.	108,400	12,797,704
Columbia Pipeline Group, Inc.	374,662	7,781,730
ConocoPhillips	1,449,690	77,340,961
CONSOL Energy, Inc.	264,418	1,761,024
Devon Energy Corp.	454,458	19,055,424
Diamond Offshore Drilling, Inc. (b)	65,300	1,298,164
Ensco plc, Class A	258,200	4,293,866
EOG Resources, Inc.	644,212	55,305,600
EQT Corp.	177,100	11,700,997
Exxon Mobil Corp.	4,871,741	403,087,850
FMC Technologies, Inc. *	275,300	9,313,399
Halliburton Co.	1,010,268	38,774,086
Helmerich & Payne, Inc.	118,300	6,656,741
Hess Corp.	291,140	16,364,979
Kinder Morgan, Inc.	2,104,644	57,562,013
Marathon Oil Corp.	790,952	14,537,698
Marathon Petroleum Corp.	632,852	32,781,734
Murphy Oil Corp.	184,892	5,256,480
National Oilwell Varco, Inc.	454,724	17,115,811
Newfield Exploration Co. *	187,300	7,527,587
Noble Energy, Inc.	498,668	17,872,261
Occidental Petroleum Corp.	901,150	67,171,721
ONEOK, Inc.	253,100	8,585,152
Phillips 66	560,795	49,938,795
Pioneer Natural Resources Co.	175,400	24,054,356
Range Resources Corp.	191,200	5,820,128
Schlumberger Ltd.	1,475,715	115,341,884
Southwestern Energy Co. *	437,000	4,824,480
Spectra Energy Corp.	773,309	22,093,438
Tesoro Corp.	139,107	14,874,711
The Williams Cos., Inc.	795,098	31,358,665
Transocean Ltd. (b)	424,000	6,711,920
Valero Energy Corp.	576,540	38,005,517
		1,525,054,675
2    See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	515,492	81,509,595
CVS Health Corp.	1,302,751	128,685,744
Sysco Corp.	644,357	26,579,726
The Kroger Co.	1,146,094	43,322,353
Wal-Mart Stores, Inc.	1,845,802	105,653,707
Walgreens Boots Alliance, Inc.	1,021,711	86,518,487
Whole Foods Market, Inc.	416,432	12,476,303
		484,745,915
Food, Beverage & Tobacco 5.5%
Altria Group, Inc.	2,296,091	138,844,623
Archer-Daniels-Midland Co.	724,899	33,098,888
Brown-Forman Corp., Class B	124,692	13,239,797
Campbell Soup Co.	210,511	10,691,854
Coca-Cola Enterprises, Inc.	237,862	12,211,835
ConAgra Foods, Inc.	508,149	20,605,442
Constellation Brands, Inc., Class A	203,565	27,440,562
Dr Pepper Snapple Group, Inc.	219,200	19,589,904
General Mills, Inc.	693,280	40,286,501
Hormel Foods Corp.	162,800	10,997,140
Kellogg Co.	293,934	20,728,226
Keurig Green Mountain, Inc.	139,900	7,099,925
McCormick & Co., Inc. - Non Voting Shares	142,802	11,992,512
Mead Johnson Nutrition Co.	233,400	19,138,800
Molson Coors Brewing Co., Class B	180,530	15,904,693
Mondelez International, Inc., Class A	1,894,654	87,457,229
Monster Beverage Corp. *	178,500	24,333,120
PepsiCo, Inc.	1,721,163	175,885,647
Philip Morris International, Inc.	1,807,546	159,787,066
Reynolds American, Inc.	961,950	46,481,424
The Coca-Cola Co.	4,587,756	194,291,467
The Hershey Co.	170,528	15,124,128
The JM Smucker Co.	123,075	14,447,774
The Kraft Heinz Co.	690,318	53,824,094
Tyson Foods, Inc., Class A	354,790	15,738,484
		1,189,241,135
Health Care Equipment & Services 4.8%
Abbott Laboratories	1,736,286	77,785,613
Aetna, Inc.	404,475	46,425,640
AmerisourceBergen Corp.	244,646	23,610,785
Anthem, Inc.	309,329	43,043,130
Baxter International, Inc.	635,189	23,749,717
Becton, Dickinson & Co.	246,898	35,187,903
Boston Scientific Corp. *	1,570,774	28,713,749
C.R. Bard, Inc.	84,373	15,722,909
Cardinal Health, Inc.	378,733	31,131,853
Cerner Corp. *	361,900	23,990,351
Cigna Corp.	302,108	40,494,556
DaVita HealthCare Partners, Inc. *	204,000	15,812,040
DENTSPLY International, Inc.	170,400	10,368,840
Edwards Lifesciences Corp. *	123,600	19,423,740
Express Scripts Holding Co. *	790,495	68,282,958
HCA Holdings, Inc. *	373,200	25,672,428
Security	Number of Shares	Value ($)
Henry Schein, Inc. *	97,100	14,731,041
Humana, Inc.	175,903	31,421,553
Intuitive Surgical, Inc. *	43,531	21,617,495
Laboratory Corp. of America Holdings *	115,791	14,212,187
McKesson Corp.	271,175	48,486,090
Medtronic plc	1,656,176	122,424,530
Patterson Cos., Inc.	104,447	4,950,788
Quest Diagnostics, Inc.	171,680	11,665,656
St. Jude Medical, Inc.	327,187	20,877,802
Stryker Corp.	372,740	35,641,399
Tenet Healthcare Corp. *	112,904	3,541,798
UnitedHealth Group, Inc.	1,116,010	131,443,658
Universal Health Services, Inc., Class B	108,400	13,234,556
Varian Medical Systems, Inc. *	110,706	8,693,742
Zimmer Biomet Holdings, Inc.	194,223	20,309,899
		1,032,668,406
Household & Personal Products 1.9%
Colgate-Palmolive Co.	1,051,094	69,740,087
Kimberly-Clark Corp.	423,995	50,756,441
The Clorox Co.	150,257	18,322,339
The Estee Lauder Cos., Inc., Class A	265,052	21,326,084
The Procter & Gamble Co.	3,167,690	241,948,162
		402,093,113
Insurance 2.7%
ACE Ltd.	382,300	43,406,342
Aflac, Inc.	507,873	32,376,904
American International Group, Inc.	1,513,654	95,451,021
Aon plc	323,350	30,171,788
Assurant, Inc.	74,246	6,053,276
Cincinnati Financial Corp.	173,003	10,419,971
Genworth Financial, Inc., Class A *	548,164	2,565,408
Lincoln National Corp.	294,671	15,767,845
Loews Corp.	326,316	11,897,481
Marsh & McLennan Cos., Inc.	625,279	34,853,051
MetLife, Inc.	1,304,877	65,739,703
Principal Financial Group, Inc.	316,567	15,879,001
Prudential Financial, Inc.	522,431	43,100,557
The Allstate Corp.	467,610	28,935,707
The Chubb Corp.	268,093	34,677,830
The Hartford Financial Services Group, Inc.	496,495	22,967,859
The Progressive Corp.	687,520	22,777,538
The Travelers Cos., Inc.	363,560	41,042,288
Torchmark Corp.	143,266	8,310,861
Unum Group	276,440	9,578,646
XL Group plc	362,299	13,796,346
		589,769,423
Materials 2.9%
Air Products & Chemicals, Inc.	227,101	31,562,497
Airgas, Inc.	75,000	7,212,000
Alcoa, Inc.	1,553,564	13,873,326
Avery Dennison Corp.	103,076	6,696,848
See financial notes    3

Schwab S&P 500 Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Ball Corp.	167,938	11,503,753
CF Industries Holdings, Inc.	265,925	13,501,012
E.I. du Pont de Nemours & Co.	1,048,404	66,468,814
Eastman Chemical Co.	172,716	12,464,914
Ecolab, Inc.	309,228	37,215,590
FMC Corp.	158,300	6,444,393
Freeport-McMoRan, Inc.	1,204,040	14,171,551
International Flavors & Fragrances, Inc.	89,743	10,415,573
International Paper Co.	494,389	21,105,466
LyondellBasell Industries N.V., Class A	437,100	40,610,961
Martin Marietta Materials, Inc.	80,300	12,458,545
Monsanto Co.	544,400	50,748,968
Newmont Mining Corp.	638,546	12,426,105
Nucor Corp.	375,200	15,870,960
Owens-Illinois, Inc. *	198,600	4,279,830
PPG Industries, Inc.	313,896	32,726,797
Praxair, Inc.	333,579	37,057,291
Sealed Air Corp.	236,068	11,595,660
Sigma-Aldrich Corp.	141,954	19,833,813
The Dow Chemical Co.	1,359,235	70,231,672
The Mosaic Co.	397,200	13,421,388
The Sherwin-Williams Co.	91,636	24,451,234
Vulcan Materials Co.	151,071	14,590,437
WestRock Co.	310,489	16,691,889
		629,631,287
Media 3.3%
Cablevision Systems Corp., Class A	272,100	8,867,739
CBS Corp., Class B - Non Voting Shares	513,036	23,866,435
Comcast Corp., Class A	2,900,664	181,639,580
Discovery Communications, Inc., Class A *	159,800	4,704,512
Discovery Communications, Inc., Class C *	310,500	8,544,960
News Corp., Class A	443,000	6,822,200
News Corp., Class B	126,200	1,953,576
Omnicom Group, Inc.	280,047	20,981,121
Scripps Networks Interactive, Inc., Class A	116,593	7,004,907
TEGNA, Inc.	270,314	7,309,291
The Interpublic Group of Cos., Inc.	456,265	10,462,157
The Walt Disney Co.	1,815,683	206,515,784
Time Warner Cable, Inc.	331,001	62,691,589
Time Warner, Inc.	958,774	72,234,033
Twenty-First Century Fox, Inc., Class A	1,925,801	59,102,833
Viacom, Inc., Class B	417,053	20,564,883
		703,265,600
Pharmaceuticals, Biotechnology & Life Sciences 9.7%
AbbVie, Inc.	1,937,286	115,365,381
Agilent Technologies, Inc.	379,266	14,321,084
Alexion Pharmaceuticals, Inc. *	261,900	46,094,400
Allergan plc *	461,268	142,287,340
Amgen, Inc.	888,459	140,536,445
Security	Number of Shares	Value ($)
Baxalta, Inc.	635,189	21,888,613
Biogen, Inc. *	261,491	75,965,750
Bristol-Myers Squibb Co.	1,947,464	128,435,251
Celgene Corp. *	922,626	113,215,436
Eli Lilly & Co.	1,146,723	93,538,195
Endo International plc *	238,600	14,313,614
Gilead Sciences, Inc.	1,718,450	185,815,999
Johnson & Johnson	3,234,925	326,824,473
Mallinckrodt plc *	134,700	8,845,749
Merck & Co., Inc.	3,295,514	180,132,795
Mylan N.V. *	480,751	21,196,312
PerkinElmer, Inc.	141,360	7,299,830
Perrigo Co., plc	171,500	27,052,410
Pfizer, Inc.	7,215,333	244,022,562
Regeneron Pharmaceuticals, Inc. *	90,600	50,499,534
Thermo Fisher Scientific, Inc.	467,237	61,105,255
Vertex Pharmaceuticals, Inc. *	288,700	36,012,438
Waters Corp. *	92,352	11,802,586
Zoetis, Inc.	538,500	23,160,885
		2,089,732,337
Real Estate 2.6%
American Tower Corp.	494,600	50,562,958
Apartment Investment & Management Co., Class A	179,414	7,031,235
AvalonBay Communities, Inc.	159,299	27,850,244
Boston Properties, Inc.	176,476	22,209,505
CBRE Group, Inc., Class A *	337,440	12,579,763
Crown Castle International Corp.	389,900	33,320,854
Equinix, Inc.	66,700	19,788,556
Equity Residential	424,522	32,824,041
Essex Property Trust, Inc.	74,900	16,510,956
General Growth Properties, Inc.	696,300	20,157,885
HCP, Inc.	527,700	19,630,440
Host Hotels & Resorts, Inc.	870,411	15,084,223
Iron Mountain, Inc.	240,402	7,365,917
Kimco Realty Corp.	475,559	12,730,714
Plum Creek Timber Co., Inc.	203,177	8,277,431
Prologis, Inc.	621,689	26,564,771
Public Storage	170,278	39,071,990
Realty Income Corp.	283,000	13,997,180
Simon Property Group, Inc.	363,153	73,160,803
SL Green Realty Corp.	118,300	14,032,746
The Macerich Co.	152,700	12,939,798
Ventas, Inc.	390,500	20,977,660
Vornado Realty Trust	203,856	20,497,721
Welltower, Inc.	416,300	27,005,381
Weyerhaeuser Co.	596,940	17,508,250
		571,681,022
Retailing 5.4%
Advance Auto Parts, Inc.	85,000	16,866,550
Amazon.com, Inc. *	448,780	280,891,402
AutoNation, Inc. *	91,733	5,796,608
AutoZone, Inc. *	36,498	28,629,396
Bed Bath & Beyond, Inc. *	194,069	11,572,335
Best Buy Co., Inc.	359,257	12,584,773
CarMax, Inc. *	239,400	14,126,994
Dollar General Corp.	350,300	23,739,831
4    See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Dollar Tree, Inc. *	275,330	18,031,362
Expedia, Inc.	114,513	15,608,122
GameStop Corp., Class A (b)	119,100	5,486,937
Genuine Parts Co.	178,638	16,213,185
Kohl's Corp.	231,910	10,695,689
L Brands, Inc.	303,235	29,104,495
Lowe's Cos., Inc.	1,075,988	79,440,194
Macy's, Inc.	382,226	19,485,882
Netflix, Inc. *	503,100	54,525,978
Nordstrom, Inc.	164,796	10,746,347
O'Reilly Automotive, Inc. *	116,800	32,267,168
Ross Stores, Inc.	476,200	24,086,196
Signet Jewelers Ltd.	94,000	14,188,360
Staples, Inc.	781,869	10,156,478
Target Corp.	734,408	56,681,609
The Gap, Inc.	277,162	7,544,350
The Home Depot, Inc.	1,502,950	185,824,738
The Priceline Group, Inc. *	59,315	86,258,246
The TJX Cos., Inc.	789,406	57,776,625
Tiffany & Co.	125,428	10,340,284
Tractor Supply Co.	162,600	15,022,614
TripAdvisor, Inc. *	129,813	10,875,733
Urban Outfitters, Inc. *	111,100	3,177,460
		1,167,745,941
Semiconductors & Semiconductor Equipment 2.4%
Altera Corp.	358,646	18,846,847
Analog Devices, Inc.	366,554	22,037,227
Applied Materials, Inc.	1,383,972	23,209,210
Avago Technologies Ltd.	305,700	37,640,841
Broadcom Corp., Class A	656,918	33,765,585
First Solar, Inc. *	94,900	5,415,943
Intel Corp.	5,564,705	188,420,911
KLA-Tencor Corp.	185,081	12,422,637
Lam Research Corp.	181,374	13,891,435
Linear Technology Corp.	282,568	12,551,671
Microchip Technology, Inc.	240,423	11,610,027
Micron Technology, Inc. *	1,245,975	20,633,346
NVIDIA Corp.	601,582	17,066,881
Qorvo, Inc. *	175,400	7,705,322
Skyworks Solutions, Inc.	220,000	16,992,800
Texas Instruments, Inc.	1,211,454	68,713,671
Xilinx, Inc.	313,563	14,931,870
		525,856,224
Software & Services 11.9%
Accenture plc, Class A	729,400	78,191,680
Activision Blizzard, Inc.	584,000	20,299,840
Adobe Systems, Inc. *	582,776	51,668,920
Akamai Technologies, Inc. *	202,841	12,336,790
Alliance Data Systems Corp. *	72,500	21,554,975
Alphabet, Inc., Class A *	336,212	247,919,367
Alphabet, Inc., Class C *	349,175	248,197,082
Autodesk, Inc. *	269,681	14,883,694
Automatic Data Processing, Inc.	543,373	47,268,017
CA, Inc.	370,925	10,278,332
Citrix Systems, Inc. *	193,308	15,870,587
Cognizant Technology Solutions Corp., Class A *	708,596	48,262,473
Computer Sciences Corp.	162,140	10,796,903
Security	Number of Shares	Value ($)
eBay, Inc. *	1,297,169	36,191,015
Electronic Arts, Inc. *	357,392	25,757,241
Facebook, Inc., Class A *	2,644,800	269,690,256
Fidelity National Information Services, Inc.	335,634	24,474,431
Fiserv, Inc. *	280,704	27,090,743
International Business Machines Corp.	1,053,390	147,558,871
Intuit, Inc.	328,609	32,016,375
MasterCard, Inc., Class A	1,167,690	115,589,633
Microsoft Corp.	9,356,331	492,517,264
Oracle Corp.	3,803,386	147,723,512
Paychex, Inc.	371,965	19,185,955
PayPal Holdings, Inc. *	1,297,169	46,711,056
Red Hat, Inc. *	210,100	16,621,011
salesforce.com, Inc. *	726,665	56,469,137
Symantec Corp.	793,750	16,351,250
Teradata Corp. *	159,871	4,493,974
The Western Union Co.	573,025	11,030,731
Total System Services, Inc.	207,100	10,862,395
VeriSign, Inc. *	112,125	9,037,275
Visa, Inc., Class A	2,282,600	177,084,108
Xerox Corp.	1,208,366	11,346,557
Yahoo! Inc. *	1,012,455	36,063,647
		2,561,395,097
Technology Hardware & Equipment 6.4%
Amphenol Corp., Class A	362,300	19,643,906
Apple, Inc.	6,669,715	797,030,943
Cisco Systems, Inc.	5,965,928	172,117,023
Corning, Inc.	1,427,787	26,556,838
EMC Corp.	2,259,645	59,247,892
F5 Networks, Inc. *	82,400	9,080,480
FLIR Systems, Inc.	149,700	3,992,499
Harris Corp.	145,100	11,481,763
Hewlett-Packard Co.	2,113,108	56,969,392
Juniper Networks, Inc.	403,065	12,652,210
Motorola Solutions, Inc.	186,422	13,043,947
NetApp, Inc.	342,374	11,640,716
QUALCOMM, Inc.	1,836,165	109,104,924
SanDisk Corp.	247,324	19,043,948
Seagate Technology plc	351,900	13,393,314
TE Connectivity Ltd.	468,700	30,203,028
Western Digital Corp.	268,300	17,927,806
		1,383,130,629
Telecommunication Services 2.4%
AT&T, Inc.	7,206,802	241,499,935
CenturyLink, Inc.	645,643	18,213,589
Frontier Communications Corp.	1,396,845	7,179,783
Level 3 Communications, Inc. *	329,800	16,803,310
Verizon Communications, Inc.	4,763,278	223,302,473
		506,999,090
Transportation 2.2%
American Airlines Group, Inc.	779,100	36,010,002
C.H. Robinson Worldwide, Inc.	168,095	11,662,431
CSX Corp.	1,148,591	31,000,471
Delta Air Lines, Inc.	925,300	47,042,252
See financial notes    5

Schwab S&P 500 Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Expeditors International of Washington, Inc.	216,900	10,799,451
FedEx Corp.	306,768	47,871,146
JB Hunt Transport Services, Inc.	108,100	8,255,597
Kansas City Southern	129,400	10,709,144
Norfolk Southern Corp.	357,892	28,642,097
Ryder System, Inc.	60,702	4,357,190
Southwest Airlines Co.	780,136	36,112,495
Union Pacific Corp.	1,014,150	90,614,303
United Continental Holdings, Inc. *	450,000	27,139,500
United Parcel Service, Inc., Class B	816,618	84,127,986
		474,344,065
Utilities 2.9%
AES Corp.	781,249	8,554,677
AGL Resources, Inc.	146,540	9,158,750
Ameren Corp.	287,020	12,537,034
American Electric Power Co., Inc.	585,802	33,185,683
CenterPoint Energy, Inc.	514,366	9,541,489
CMS Energy Corp.	317,784	11,462,469
Consolidated Edison, Inc.	347,565	22,852,399
Dominion Resources, Inc.	687,064	49,076,982
DTE Energy Co.	202,612	16,531,113
Duke Energy Corp.	807,599	57,719,101
Edison International	390,093	23,608,428
Entergy Corp.	209,653	14,289,948
Eversource Energy	359,500	18,312,930
Exelon Corp.	1,009,093	28,173,877
FirstEnergy Corp.	488,694	15,247,253
NextEra Energy, Inc.	540,638	55,501,897
NiSource, Inc.	374,662	7,178,524
NRG Energy, Inc.	378,600	4,880,154
Pepco Holdings, Inc.	316,200	8,420,406
PG&E Corp.	580,506	30,999,020
Pinnacle West Capital Corp.	125,361	7,961,677
PPL Corp.	790,470	27,192,168
Public Service Enterprise Group, Inc.	582,070	24,033,670
SCANA Corp.	157,500	9,327,150
Sempra Energy	270,569	27,708,971
TECO Energy, Inc.	273,819	7,393,113
The Southern Co.	1,065,625	48,059,687
WEC Energy Group, Inc.	369,078	19,029,662
Xcel Energy, Inc.	591,586	21,078,209
		629,016,441
Total Common Stock
(Cost $12,296,413,364)		21,436,762,073

Other Investment Company 0.1% of net assets
Securities Lending Collateral 0.1%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (c)	22,609,285	22,609,285
Total Other Investment Company
(Cost $22,609,285)		22,609,285
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets
Time Deposit 0.6%
JPMorgan Chase Bank
0.03%, 11/02/15	120,801,912	120,801,912
Total Short-Term Investment
(Cost $120,801,912)		120,801,912

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $12,472,604,206 and the unrealized appreciation and depreciation were $9,712,924,583 and ($605,355,519), respectively, with a net unrealized appreciation of $9,107,569,064.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $22,505,104.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/18/15	1,200	124,422,000	5,465,100
6    See financial notes

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	2,065,086,022	6,513,773,763
0.7%	Other Investment Companies	45,418,794	45,418,794
100.1%	Total Investments	2,110,504,816	6,559,192,557
(0.1%)	Other Assets and Liabilities, Net		(9,269,301)
100.0%	Net Assets		6,549,923,256

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets
Automobiles & Components 1.2%
Autoliv, Inc.	29,200	3,540,208
BorgWarner, Inc.	69,096	2,958,691
Dana Holding Corp.	50,100	841,680
Delphi Automotive plc	91,200	7,586,928
Ford Motor Co.	1,208,087	17,891,768
General Motors Co.	448,100	15,643,171
Gentex Corp.	97,544	1,598,746
Harley-Davidson, Inc.	66,292	3,278,139
Johnson Controls, Inc.	209,054	9,445,060
Lear Corp.	23,600	2,951,416
Tesla Motors, Inc. *	30,600	6,332,058
The Goodyear Tire & Rubber Co.	83,100	2,729,004
Visteon Corp. *	12,000	1,308,840
		76,105,709
Banks 5.5%
Bank of America Corp.	3,277,241	54,992,104
BB&T Corp.	242,700	9,016,305
BOK Financial Corp.	8,900	597,902
CIT Group, Inc.	50,900	2,188,700
Citigroup, Inc.	945,456	50,269,896
Comerica, Inc.	51,128	2,218,955
Commerce Bancshares, Inc.	26,650	1,213,908
Cullen/Frost Bankers, Inc.	16,900	1,156,636
East West Bancorp, Inc.	45,800	1,849,862
Fifth Third Bancorp	259,984	4,952,695
First Republic Bank	40,200	2,625,462
Hudson City Bancorp, Inc.	146,840	1,486,021
Huntington Bancshares, Inc.	244,898	2,686,531
Investors Bancorp, Inc.	108,730	1,360,212
JPMorgan Chase & Co.	1,160,878	74,586,412
KeyCorp	259,914	3,228,132
Security	Number of Shares	Value ($)
M&T Bank Corp.	42,943	5,146,719
New York Community Bancorp, Inc.	149,882	2,476,051
PacWest Bancorp	30,300	1,364,712
People's United Financial, Inc.	103,793	1,655,498
Popular, Inc.	31,600	934,412
Prosperity Bancshares, Inc.	15,900	816,942
Regions Financial Corp.	427,606	3,998,116
Signature Bank *	15,700	2,338,044
SunTrust Banks, Inc.	164,193	6,817,293
SVB Financial Group *	14,900	1,818,843
Synovus Financial Corp.	44,657	1,412,501
TFS Financial Corp.	27,300	479,388
The PNC Financial Services Group, Inc.	160,634	14,498,825
U.S. Bancorp	519,005	21,891,631
Umpqua Holdings Corp.	67,000	1,118,900
Wells Fargo & Co.	1,466,996	79,423,163
Zions Bancorp	63,198	1,818,206
		362,438,977
Capital Goods 7.4%
3M Co.	193,754	30,460,066
A.O. Smith Corp.	25,400	1,951,228
Acuity Brands, Inc.	14,300	3,125,980
AECOM *	49,700	1,464,659
AGCO Corp.	24,200	1,171,038
Air Lease Corp.	31,700	1,068,607
Allegion plc	28,700	1,870,379
Allison Transmission Holdings, Inc.	52,700	1,512,490
AMETEK, Inc.	75,105	4,117,256
B/E Aerospace, Inc.	31,700	1,488,315
Carlisle Cos., Inc.	20,736	1,804,032
Caterpillar, Inc.	190,796	13,926,200
Chicago Bridge & Iron Co., N.V. (b)	27,108	1,216,336
CLARCOR, Inc.	18,200	907,452
Colfax Corp. *	27,300	736,008
Crane Co.	16,384	862,454
Cummins, Inc.	53,492	5,536,957
Curtiss-Wright Corp.	15,200	1,057,312
Danaher Corp.	188,440	17,583,336
Deere & Co.	95,946	7,483,788
Donaldson Co., Inc.	43,500	1,313,700
Dover Corp.	50,237	3,236,770
Eaton Corp. plc	149,101	8,336,237
Emerson Electric Co.	200,228	9,456,768
Esterline Technologies Corp. *	10,100	778,205
Fastenal Co. (b)	92,300	3,614,468
Flowserve Corp.	43,023	1,994,546
Fluor Corp.	47,658	2,278,529
Fortune Brands Home & Security, Inc.	52,900	2,768,257
General Dynamics Corp.	93,944	13,958,200
General Electric Co.	3,162,802	91,468,234
Graco, Inc.	20,294	1,489,580
HD Supply Holdings, Inc. *	51,900	1,546,101
HEICO Corp.	5,006	252,503
Hexcel Corp.	33,500	1,551,720
Honeywell International, Inc.	243,699	25,169,233
Hubbell, Inc., Class B	16,932	1,639,864
Huntington Ingalls Industries, Inc.	16,200	1,943,028
IDEX Corp.	24,006	1,842,701
See financial notes    7

Schwab 1000 Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Illinois Tool Works, Inc.	106,104	9,755,202
Ingersoll-Rand plc	82,400	4,883,024
ITT Corp.	30,300	1,199,274
Jacobs Engineering Group, Inc. *	38,756	1,555,666
Joy Global, Inc.	26,308	451,971
L-3 Communications Holdings, Inc.	25,874	3,270,474
Lennox International, Inc.	11,700	1,553,877
Lincoln Electric Holdings, Inc.	22,200	1,327,782
Lockheed Martin Corp.	84,264	18,523,755
Masco Corp.	108,836	3,156,244
MSC Industrial Direct Co., Inc., Class A	15,558	976,576
Nordson Corp.	18,000	1,282,320
Northrop Grumman Corp.	57,932	10,876,733
Orbital ATK, Inc.	18,500	1,583,970
Oshkosh Corp.	23,600	969,724
Owens Corning	36,900	1,680,057
PACCAR, Inc.	113,889	5,996,256
Parker-Hannifin Corp.	44,553	4,664,699
Pentair plc	57,895	3,237,488
Precision Castparts Corp.	42,901	9,901,980
Quanta Services, Inc. *	59,400	1,194,534
Raytheon Co.	96,090	11,280,966
Rockwell Automation, Inc.	42,649	4,655,565
Rockwell Collins, Inc.	40,653	3,525,428
Roper Technologies, Inc.	32,591	6,073,333
Sensata Technologies Holding N.V. *	50,100	2,409,309
Snap-on, Inc.	17,250	2,861,602
SolarCity Corp. *(b)	15,700	465,505
Spirit AeroSystems Holdings, Inc., Class A *	37,400	1,972,476
SPX Corp.	12,614	154,522
Stanley Black & Decker, Inc.	46,641	4,943,013
Teledyne Technologies, Inc. *	12,600	1,124,298
Textron, Inc.	88,938	3,750,515
The Boeing Co.	200,889	29,745,634
The Middleby Corp. *	18,300	2,140,002
The Timken Co.	21,394	676,050
The Toro Co.	19,200	1,445,184
TransDigm Group, Inc. *	16,600	3,649,510
Trinity Industries, Inc.	44,200	1,196,494
United Rentals, Inc. *	31,467	2,355,620
United Technologies Corp.	258,203	25,409,757
USG Corp. *	29,200	688,244
W.W. Grainger, Inc.	19,476	4,089,960
WABCO Holdings, Inc. *	18,000	2,020,140
Wabtec Corp.	28,800	2,386,656
Watsco, Inc.	7,000	861,210
Xylem, Inc.	53,400	1,944,294
		483,849,430
Commercial & Professional Supplies 0.8%
Cintas Corp.	29,210	2,719,159
Copart, Inc. *	36,074	1,306,240
Equifax, Inc.	37,300	3,975,061
IHS, Inc., Class A *	20,000	2,390,800
KAR Auction Services, Inc.	44,400	1,704,960
ManpowerGroup, Inc.	25,491	2,339,564
Nielsen Holdings plc	116,700	5,544,417
Pitney Bowes, Inc.	67,841	1,400,917
Security	Number of Shares	Value ($)
R.R. Donnelley & Sons Co.	58,400	985,208
Republic Services, Inc.	69,681	3,047,847
Robert Half International, Inc.	43,891	2,311,300
Rollins, Inc.	32,850	881,037
Stericycle, Inc. *	27,098	3,288,884
The ADT Corp.	54,700	1,807,288
The Dun & Bradstreet Corp.	10,925	1,244,030
Towers Watson & Co., Class A	20,900	2,582,404
Tyco International plc	126,900	4,624,236
Verisk Analytics, Inc. *	47,800	3,422,958
Waste Connections, Inc.	37,900	2,064,792
Waste Management, Inc.	131,077	7,046,699
		54,687,801
Consumer Durables & Apparel 1.5%
Brunswick Corp.	29,300	1,576,633
Carter's, Inc.	17,300	1,572,224
Coach, Inc.	91,330	2,849,496
D.R. Horton, Inc.	107,597	3,167,656
Fossil Group, Inc. *	13,700	745,417
Garmin Ltd.	39,886	1,414,756
GoPro, Inc., Class A *(b)	23,300	582,500
Hanesbrands, Inc.	121,600	3,883,904
Harman International Industries, Inc.	23,697	2,605,722
Hasbro, Inc.	34,225	2,629,507
Jarden Corp. *	63,675	2,852,640
Kate Spade & Co. *	39,500	709,815
Leggett & Platt, Inc.	46,944	2,113,888
Lennar Corp., Class A	51,975	2,602,388
lululemon athletica, Inc. *	34,500	1,696,365
Mattel, Inc.	102,797	2,526,750
Michael Kors Holdings Ltd. *	58,300	2,252,712
Mohawk Industries, Inc. *	19,439	3,800,325
Newell Rubbermaid, Inc.	88,526	3,756,158
NIKE, Inc., Class B	211,456	27,707,080
NVR, Inc. *	1,098	1,798,260
Polaris Industries, Inc.	19,200	2,156,928
PulteGroup, Inc.	98,799	1,810,986
PVH Corp.	25,514	2,320,498
Ralph Lauren Corp.	18,395	2,037,614
Tempur Sealy International, Inc. *	18,900	1,471,176
Toll Brothers, Inc. *	50,000	1,798,500
Under Armour, Inc., Class A *	56,200	5,343,496
VF Corp.	108,528	7,327,811
Whirlpool Corp.	24,515	3,925,832
		101,037,037
Consumer Services 2.3%
Aramark	65,800	1,997,030
Bloomin' Brands, Inc.	33,500	568,495
Bright Horizons Family Solutions, Inc. *	12,900	825,858
Brinker International, Inc.	17,700	805,527
Buffalo Wild Wings, Inc. *	6,100	941,047
Carnival Corp.	146,860	7,942,189
Chipotle Mexican Grill, Inc. *	9,950	6,370,288
Choice Hotels International, Inc.	11,700	612,027
Cracker Barrel Old Country Store, Inc. (b)	8,100	1,113,426
8    See financial notes

Schwab 1000 Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Darden Restaurants, Inc.	34,165	2,114,472
Domino's Pizza, Inc.	18,600	1,984,062
Dunkin' Brands Group, Inc.	28,000	1,159,480
Extended Stay America, Inc.	15,000	288,000
Graham Holdings Co., Class B	1,254	692,797
H&R Block, Inc.	84,898	3,163,299
Hilton Worldwide Holdings, Inc.	164,800	4,118,352
Hyatt Hotels Corp., Class A *	7,700	388,080
Jack in the Box, Inc.	12,400	924,172
Las Vegas Sands Corp.	117,863	5,835,397
Marriott International, Inc., Class A	64,875	4,981,102
McDonald's Corp.	293,636	32,960,641
MGM Resorts International *	147,287	3,415,586
Norwegian Cruise Line Holdings Ltd. *	48,900	3,111,018
Panera Bread Co., Class A *	8,600	1,525,382
Royal Caribbean Cruises Ltd.	52,391	5,152,655
Service Corp. International	63,100	1,783,206
ServiceMaster Global Holdings, Inc. *	32,600	1,162,190
Six Flags Entertainment Corp.	30,200	1,571,608
Starbucks Corp.	468,254	29,298,653
Starwood Hotels & Resorts Worldwide, Inc.	54,542	4,356,270
The Wendy's Co.	90,700	830,812
Vail Resorts, Inc.	11,800	1,347,206
Wyndham Worldwide Corp.	39,217	3,190,303
Wynn Resorts Ltd. (b)	24,842	1,737,698
Yum! Brands, Inc.	135,676	9,620,785
		147,889,113
Diversified Financials 4.7%
Affiliated Managers Group, Inc. *	17,859	3,219,263
Ally Financial, Inc. *	138,400	2,756,928
American Express Co.	266,277	19,507,453
Ameriprise Financial, Inc.	57,357	6,616,704
Artisan Partners Asset Management, Inc., Class A	14,000	535,500
Berkshire Hathaway, Inc., Class B *	588,012	79,981,392
BlackRock, Inc.	39,765	13,996,087
Capital One Financial Corp.	168,653	13,306,722
CBOE Holdings, Inc.	25,400	1,702,816
CME Group, Inc.	105,380	9,955,249
Discover Financial Services	134,724	7,574,183
E*TRADE Financial Corp. *	86,290	2,460,128
Eaton Vance Corp.	39,084	1,411,323
FactSet Research Systems, Inc.	12,900	2,259,048
Federated Investors, Inc., Class B	30,200	928,046
Franklin Resources, Inc.	124,158	5,060,680
Intercontinental Exchange, Inc.	34,510	8,710,324
Invesco Ltd.	135,190	4,484,252
Lazard Ltd., Class A	40,900	1,894,488
Legg Mason, Inc.	31,214	1,396,827
Leucadia National Corp.	101,178	2,024,572
LPL Financial Holdings, Inc. (b)	26,200	1,116,120
McGraw Hill Financial, Inc.	84,736	7,849,943
Moody's Corp.	56,526	5,435,540
Morgan Stanley	475,748	15,685,412
MSCI, Inc.	29,450	1,973,150
Nasdaq, Inc.	36,337	2,103,549
Navient Corp.	128,500	1,694,915
Security	Number of Shares	Value ($)
Northern Trust Corp.	70,876	4,988,962
NorthStar Asset Management Group, Inc.	60,300	882,189
Raymond James Financial, Inc.	39,649	2,185,056
Santander Consumer USA Holdings, Inc. *	31,700	570,917
SEI Investments Co.	42,148	2,184,109
SLM Corp. *	136,624	964,565
Springleaf Holdings, Inc. *	12,500	586,375
State Street Corp.	129,150	8,911,350
T. Rowe Price Group, Inc.	81,850	6,189,497
TD Ameritrade Holding Corp.	87,231	3,006,853
The Bank of New York Mellon Corp.	344,396	14,344,093
The Charles Schwab Corp. (a)	375,265	11,453,088
The Goldman Sachs Group, Inc.	126,432	23,706,000
Voya Financial, Inc.	69,800	2,831,786
Waddell & Reed Financial, Inc., Class A	29,000	1,071,260
		309,516,714
Energy 6.7%
Anadarko Petroleum Corp.	159,148	10,643,818
Antero Resources Corp. *(b)	17,500	412,475
Apache Corp.	118,700	5,594,331
Baker Hughes, Inc.	135,606	7,143,724
Cabot Oil & Gas Corp.	135,396	2,939,447
Cameron International Corp. *	59,300	4,032,993
Cheniere Energy, Inc. *	74,900	3,709,048
Chesapeake Energy Corp. (b)	162,497	1,158,604
Chevron Corp.	588,837	53,513,507
Cimarex Energy Co.	29,115	3,437,317
Cobalt International Energy, Inc. *	89,900	689,533
Columbia Pipeline Group, Inc.	95,880	1,991,428
Concho Resources, Inc. *	38,200	4,427,762
ConocoPhillips	385,266	20,553,941
CONSOL Energy, Inc.	77,098	513,473
Continental Resources, Inc. *	25,800	874,878
Core Laboratories N.V.	13,300	1,547,189
Devon Energy Corp.	123,082	5,160,828
Diamond Offshore Drilling, Inc. (b)	23,629	469,745
Diamondback Energy, Inc. *	17,700	1,306,968
Energen Corp.	24,496	1,424,442
Ensco plc, Class A	76,000	1,263,880
EOG Resources, Inc.	173,304	14,878,148
EQT Corp.	46,600	3,078,862
Exxon Mobil Corp.	1,309,563	108,353,243
FMC Technologies, Inc. *	72,568	2,454,975
Gulfport Energy Corp. *	32,500	990,275
Halliburton Co.	270,188	10,369,815
Helmerich & Payne, Inc.	31,392	1,766,428
Hess Corp.	74,123	4,166,454
HollyFrontier Corp.	58,600	2,869,642
Kinder Morgan, Inc.	566,917	15,505,180
Marathon Oil Corp.	217,096	3,990,224
Marathon Petroleum Corp.	171,000	8,857,800
Memorial Resource Development Corp. *	22,800	403,332
Murphy Oil Corp.	49,944	1,419,908
National Oilwell Varco, Inc.	119,426	4,495,195
Newfield Exploration Co. *	53,966	2,168,894
See financial notes    9

Schwab 1000 Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Noble Corp., plc (b)	85,800	1,155,726
Noble Energy, Inc.	134,622	4,824,852
Occidental Petroleum Corp.	239,416	17,846,069
Oceaneering International, Inc.	28,900	1,214,378
ONEOK, Inc.	66,824	2,266,670
Phillips 66	150,900	13,437,645
Pioneer Natural Resources Co.	45,811	6,282,521
QEP Resources, Inc.	44,400	686,424
Range Resources Corp.	53,928	1,641,568
Schlumberger Ltd.	397,547	31,072,273
Southwestern Energy Co. *	121,188	1,337,916
Spectra Energy Corp.	209,421	5,983,158
Targa Resources Corp.	13,500	771,525
Tesoro Corp.	39,812	4,257,097
The Williams Cos., Inc.	214,321	8,452,820
Transocean Ltd. (b)	113,100	1,790,373
Valero Energy Corp.	154,120	10,159,590
Weatherford International plc *	229,600	2,351,104
Western Refining, Inc.	18,800	782,456
Whiting Petroleum Corp. *	64,700	1,114,781
World Fuel Services Corp.	24,500	1,089,270
		437,095,922
Food & Staples Retailing 2.1%
Casey's General Stores, Inc.	12,200	1,295,884
Costco Wholesale Corp.	138,259	21,861,513
CVS Health Corp.	350,211	34,593,843
Rite Aid Corp. *	319,300	2,516,084
Sprouts Farmers Market, Inc. *	39,400	802,972
Sysco Corp.	173,130	7,141,612
The Kroger Co.	305,626	11,552,663
United Natural Foods, Inc. *	16,600	837,470
Wal-Mart Stores, Inc.	494,027	28,278,105
Walgreens Boots Alliance, Inc.	272,669	23,089,611
Whole Foods Market, Inc.	110,632	3,314,535
		135,284,292
Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	617,605	37,346,574
Archer-Daniels-Midland Co.	190,205	8,684,760
Brown-Forman Corp., Class B	32,180	3,416,872
Bunge Ltd.	45,892	3,348,280
Campbell Soup Co.	53,858	2,735,448
Coca-Cola Enterprises, Inc.	67,972	3,489,683
ConAgra Foods, Inc.	136,097	5,518,733
Constellation Brands, Inc., Class A	54,132	7,296,994
Dr Pepper Snapple Group, Inc.	57,920	5,176,311
Flowers Foods, Inc.	56,925	1,536,975
General Mills, Inc.	191,600	11,133,876
Hormel Foods Corp.	40,594	2,742,125
Ingredion, Inc.	21,800	2,072,308
Kellogg Co.	79,931	5,636,734
Keurig Green Mountain, Inc.	38,000	1,928,500
McCormick & Co., Inc. - Non Voting Shares	35,254	2,960,631
Mead Johnson Nutrition Co.	62,500	5,125,000
Molson Coors Brewing Co., Class B	49,272	4,340,863
Mondelez International, Inc., Class A	505,364	23,327,602
Monster Beverage Corp. *	48,100	6,556,992
Security	Number of Shares	Value ($)
PepsiCo, Inc.	463,285	47,343,094
Philip Morris International, Inc.	484,265	42,809,026
Pilgrim's Pride Corp. (b)	15,000	284,850
Pinnacle Foods, Inc.	36,500	1,608,920
Reynolds American, Inc.	255,692	12,355,038
Seaboard Corp. *	105	353,640
The Boston Beer Co., Inc., Class A *	2,800	614,852
The Coca-Cola Co.	1,232,948	52,215,348
The Hain Celestial Group, Inc. *	29,400	1,465,590
The Hershey Co.	45,564	4,041,071
The JM Smucker Co.	31,301	3,674,424
The Kraft Heinz Co.	187,500	14,619,375
The WhiteWave Foods Co. *	55,779	2,285,824
TreeHouse Foods, Inc. *	13,600	1,164,704
Tyson Foods, Inc., Class A	95,159	4,221,253
		333,432,270
Health Care Equipment & Services 4.9%
Abbott Laboratories	469,946	21,053,581
Acadia Healthcare Co., Inc. *	18,700	1,148,367
Aetna, Inc.	109,934	12,618,224
Alere, Inc. *	24,700	1,139,164
Align Technology, Inc. *	23,400	1,531,764
AmerisourceBergen Corp.	65,120	6,284,731
Anthem, Inc.	81,423	11,330,010
athenahealth, Inc. *	12,000	1,829,400
Baxter International, Inc.	170,825	6,387,147
Becton, Dickinson & Co.	64,307	9,165,034
Boston Scientific Corp. *	428,007	7,823,968
Brookdale Senior Living, Inc. *	58,000	1,212,780
C.R. Bard, Inc.	23,600	4,397,860
Cardinal Health, Inc.	104,010	8,549,622
Centene Corp. *	39,100	2,325,668
Cerner Corp. *	94,504	6,264,670
Cigna Corp.	81,054	10,864,478
Community Health Systems, Inc. *	35,624	998,897
DaVita HealthCare Partners, Inc. *	53,450	4,142,909
DENTSPLY International, Inc.	41,600	2,531,360
DexCom, Inc. *	25,900	2,157,988
Edwards Lifesciences Corp. *	34,592	5,436,133
Envision Healthcare Holdings, Inc. *	57,400	1,618,680
Express Scripts Holding Co. *	211,489	18,268,420
HCA Holdings, Inc. *	99,800	6,865,242
Health Net, Inc. *	24,400	1,567,944
HealthSouth Corp.	27,400	954,342
Henry Schein, Inc. *	25,919	3,932,171
Hologic, Inc. *	76,970	2,991,054
Humana, Inc.	46,391	8,286,824
IDEXX Laboratories, Inc. *	29,996	2,058,325
IMS Health Holdings, Inc. *	44,600	1,214,012
Intuitive Surgical, Inc. *	11,341	5,631,941
Laboratory Corp. of America Holdings *	30,368	3,727,368
McKesson Corp.	72,247	12,917,764
MEDNAX, Inc. *	28,208	1,987,818
Medtronic plc	444,022	32,822,106
Patterson Cos., Inc.	29,800	1,412,520
Premier, Inc., Class A *	10,000	338,100
Quest Diagnostics, Inc.	47,347	3,217,229
ResMed, Inc.	43,716	2,518,479
Sirona Dental Systems, Inc. *	18,900	2,062,557
10    See financial notes

Schwab 1000 Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
St. Jude Medical, Inc.	87,455	5,580,504
STERIS Corp.	17,800	1,334,110
Stryker Corp.	97,854	9,356,799
Team Health Holdings, Inc. *	22,500	1,342,575
Teleflex, Inc.	13,846	1,841,518
Tenet Healthcare Corp. *	33,425	1,048,542
The Cooper Cos., Inc.	14,400	2,193,984
UnitedHealth Group, Inc.	300,492	35,391,948
Universal Health Services, Inc., Class B	27,874	3,403,137
Varian Medical Systems, Inc. *	31,371	2,463,565
VCA, Inc. *	26,300	1,440,451
Veeva Systems, Inc., Class A *	22,000	558,140
WellCare Health Plans, Inc. *	14,100	1,249,260
West Pharmaceutical Services, Inc.	22,500	1,350,225
Zimmer Biomet Holdings, Inc.	52,212	5,459,809
		317,601,218
Household & Personal Products 1.8%
Avon Products, Inc.	146,436	590,137
Church & Dwight Co., Inc.	44,094	3,796,052
Colgate-Palmolive Co.	278,654	18,488,693
Coty, Inc., Class A	30,200	874,290
Edgewell Personal Care Co.	19,900	1,685,729
Energizer Holdings, Inc.	19,900	852,317
Kimberly-Clark Corp.	113,204	13,551,651
Spectrum Brands Holdings, Inc.	8,200	785,970
The Clorox Co.	41,725	5,087,947
The Estee Lauder Cos., Inc., Class A	71,668	5,766,407
The Procter & Gamble Co.	846,819	64,680,035
		116,159,228
Insurance 3.0%
ACE Ltd.	103,000	11,694,620
Aflac, Inc.	133,713	8,524,204
Alleghany Corp. *	5,186	2,573,656
Allied World Assurance Co. Holdings AG	33,600	1,221,696
American Financial Group, Inc.	17,605	1,270,905
American International Group, Inc.	405,976	25,600,847
AmTrust Financial Services, Inc.	9,800	668,556
Aon plc	88,603	8,267,546
Arch Capital Group Ltd. *	37,000	2,770,930
Arthur J. Gallagher & Co.	50,220	2,196,121
Assurant, Inc.	19,192	1,564,724
Assured Guaranty Ltd.	41,600	1,141,504
Axis Capital Holdings Ltd.	33,562	1,812,348
Brown & Brown, Inc.	39,476	1,273,891
Cincinnati Financial Corp.	43,317	2,608,983
CNA Financial Corp.	9,150	334,524
Erie Indemnity Co., Class A	8,285	724,606
Everest Re Group Ltd.	14,420	2,566,327
First American Financial Corp.	31,600	1,204,908
FNF Group	88,169	3,110,602
Genworth Financial, Inc., Class A *	166,939	781,275
Lincoln National Corp.	78,159	4,182,288
Loews Corp.	82,358	3,002,773
Markel Corp. *	4,447	3,859,996
Marsh & McLennan Cos., Inc.	166,820	9,298,547
Security	Number of Shares	Value ($)
Mercury General Corp.	10,500	567,105
MetLife, Inc.	353,344	17,801,471
Old Republic International Corp.	86,909	1,567,838
PartnerRe Ltd.	15,809	2,197,451
Principal Financial Group, Inc.	88,009	4,414,531
Prudential Financial, Inc.	141,897	11,706,502
Reinsurance Group of America, Inc.	19,510	1,760,582
RenaissanceRe Holdings Ltd.	13,907	1,524,624
The Allstate Corp.	124,698	7,716,312
The Chubb Corp.	71,112	9,198,337
The Hartford Financial Services Group, Inc.	130,995	6,059,829
The Progressive Corp.	181,542	6,014,486
The Travelers Cos., Inc.	96,947	10,944,347
Torchmark Corp.	39,097	2,268,017
Unum Group	78,214	2,710,115
Validus Holdings Ltd.	25,509	1,130,049
W. R. Berkley Corp.	32,225	1,799,122
White Mountains Insurance Group Ltd.	1,813	1,432,270
Willis Group Holdings plc	56,600	2,524,926
XL Group plc	93,067	3,543,991
		199,138,282
Materials 3.2%
Air Products & Chemicals, Inc.	61,078	8,488,620
Airgas, Inc.	21,451	2,062,728
Albemarle Corp.	37,439	2,003,735
Alcoa, Inc.	407,520	3,639,154
AptarGroup, Inc.	22,500	1,655,100
Ashland, Inc.	20,300	2,227,316
Avery Dennison Corp.	31,060	2,017,968
Axalta Coating Systems Ltd. *	41,600	1,149,408
Ball Corp.	40,576	2,779,456
Bemis Co., Inc.	35,049	1,604,543
Berry Plastics Group, Inc. *	36,100	1,209,350
Celanese Corp., Series A	49,443	3,512,925
CF Industries Holdings, Inc.	74,560	3,785,411
Crown Holdings, Inc. *	39,776	2,109,719
E.I. du Pont de Nemours & Co.	282,217	17,892,558
Eagle Materials, Inc.	15,200	1,003,656
Eastman Chemical Co.	45,762	3,302,644
Ecolab, Inc.	83,128	10,004,455
FMC Corp.	43,504	1,771,048
Freeport-McMoRan, Inc.	331,157	3,897,718
Graphic Packaging Holding Co.	104,500	1,479,720
Huntsman Corp.	64,700	852,099
International Flavors & Fragrances, Inc.	24,408	2,832,792
International Paper Co.	135,207	5,771,987
LyondellBasell Industries N.V., Class A	116,400	10,814,724
Martin Marietta Materials, Inc.	21,449	3,327,812
Monsanto Co.	145,834	13,594,645
NewMarket Corp.	3,600	1,417,464
Newmont Mining Corp.	162,928	3,170,579
Nucor Corp.	99,976	4,228,985
Owens-Illinois, Inc. *	55,877	1,204,149
Packaging Corp. of America	29,030	1,987,104
Platform Specialty Products Corp. *	37,800	394,632
PolyOne Corp.	30,900	1,033,296
See financial notes    11

Schwab 1000 Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
PPG Industries, Inc.	84,812	8,842,499
Praxair, Inc.	89,328	9,923,448
Reliance Steel & Aluminum Co.	25,122	1,506,315
Royal Gold, Inc.	21,800	1,042,912
RPM International, Inc.	44,600	2,038,666
Sealed Air Corp.	65,302	3,207,634
Sigma-Aldrich Corp.	36,508	5,100,898
Silgan Holdings, Inc.	10,200	518,874
Sonoco Products Co.	33,970	1,450,179
Steel Dynamics, Inc.	74,400	1,374,168
The Chemours Co.	56,443	391,150
The Dow Chemical Co.	361,056	18,655,764
The Mosaic Co.	106,995	3,615,361
The Scotts Miracle-Gro Co., Class A	14,668	970,435
The Sherwin-Williams Co.	25,090	6,694,765
The Valspar Corp.	24,346	1,970,809
Vulcan Materials Co.	40,825	3,942,878
W.R. Grace & Co. *	21,500	2,156,450
Westlake Chemical Corp.	14,000	843,780
WestRock Co.	84,842	4,561,106
		207,035,591
Media 3.4%
AMC Networks, Inc., Class A *	19,500	1,440,855
Cablevision Systems Corp., Class A	75,110	2,447,835
CBS Corp., Class B - Non Voting Shares	142,705	6,638,637
Charter Communications, Inc., Class A *(b)	23,900	4,563,466
Cinemark Holdings, Inc.	34,600	1,226,224
Clear Channel Outdoor Holdings, Inc., Class A *	14,500	108,460
Comcast Corp., Class A	781,623	48,945,232
Discovery Communications, Inc., Class A *	47,200	1,389,568
Discovery Communications, Inc., Class C *	74,700	2,055,744
DISH Network Corp., Class A *	67,372	4,242,415
John Wiley & Sons, Inc., Class A	15,480	810,068
Liberty Broadband Corp., Class C *	20,700	1,113,039
Liberty Global plc, Class A *	79,241	3,527,809
Liberty Global plc, Series C *	193,772	8,262,438
Liberty Media Corp., Class A *	30,446	1,240,979
Liberty Media Corp., Class C *	62,700	2,454,705
Lions Gate Entertainment Corp.	26,400	1,028,808
Live Nation Entertainment, Inc. *	45,500	1,241,240
MSG Networks, Inc., Class A *	20,800	426,816
News Corp., Class A	118,782	1,829,243
News Corp., Class B	31,600	489,168
Omnicom Group, Inc.	77,888	5,835,369
Scripps Networks Interactive, Inc., Class A	30,900	1,856,472
Sirius XM Holdings, Inc. *	688,800	2,810,304
TEGNA, Inc.	73,854	1,997,012
The Interpublic Group of Cos., Inc.	127,164	2,915,871
The Madison Square Garden Co., Class A *	6,933	1,237,541
The Walt Disney Co.	487,560	55,455,075
Time Warner Cable, Inc.	87,736	16,617,198
Time Warner, Inc.	255,280	19,232,795
Security	Number of Shares	Value ($)
Twenty-First Century Fox, Inc., Class A	523,828	16,076,281
Viacom, Inc., Class B	106,546	5,253,783
		224,770,450
Pharmaceuticals, Biotechnology & Life Sciences 9.3%
AbbVie, Inc.	519,726	30,949,683
ACADIA Pharmaceuticals, Inc. *	24,700	860,054
Agilent Technologies, Inc.	107,031	4,041,491
Agios Pharmaceuticals, Inc. *	8,400	612,024
Akorn, Inc. *	23,300	623,042
Alexion Pharmaceuticals, Inc. *	70,304	12,373,504
Alkermes plc *	44,700	3,214,824
Allergan plc *	123,677	38,150,644
Alnylam Pharmaceuticals, Inc. *	22,100	1,899,495
Amgen, Inc.	238,802	37,773,700
Baxalta, Inc.	170,825	5,886,630
Bio-Rad Laboratories, Inc., Class A *	6,900	962,412
Bio-Techne Corp.	12,563	1,108,057
Biogen, Inc. *	70,155	20,380,729
BioMarin Pharmaceutical, Inc. *	49,600	5,805,184
Bristol-Myers Squibb Co.	519,939	34,289,977
Celgene Corp. *	248,040	30,436,988
Cepheid *	21,800	728,120
Charles River Laboratories International, Inc. *	14,400	939,456
Eli Lilly & Co.	305,271	24,900,955
Endo International plc *	63,428	3,805,046
Gilead Sciences, Inc.	459,344	49,668,867
Illumina, Inc. *	45,900	6,576,552
Incyte Corp. *	51,800	6,088,054
Intercept Pharmaceuticals, Inc. *	6,100	958,920
Intrexon Corp. *	15,000	504,000
Isis Pharmaceuticals, Inc. *	37,300	1,795,995
Jazz Pharmaceuticals plc *	19,200	2,635,776
Johnson & Johnson	869,187	87,813,963
Mallinckrodt plc *	35,320	2,319,464
Medivation, Inc. *	48,600	2,044,116
Merck & Co., Inc.	884,118	48,325,890
Mettler-Toledo International, Inc. *	8,800	2,736,712
Mylan N.V. *	127,600	5,625,884
OPKO Health, Inc. *(b)	101,700	961,065
Pacira Pharmaceuticals, Inc. *	11,300	564,435
PAREXEL International Corp. *	17,300	1,091,976
PerkinElmer, Inc.	38,500	1,988,140
Perrigo Co., plc	45,400	7,161,396
Pfizer, Inc.	1,936,551	65,494,155
Puma Biotechnology, Inc. *	6,200	511,004
Quintiles Transnational Holdings, Inc. *	29,500	1,877,675
Regeneron Pharmaceuticals, Inc. *	24,400	13,600,316
Seattle Genetics, Inc. *	33,600	1,394,064
Thermo Fisher Scientific, Inc.	123,798	16,190,302
United Therapeutics Corp. *	14,100	2,067,483
Vertex Pharmaceuticals, Inc. *	77,612	9,681,321
VWR Corp. *	12,900	354,879
Waters Corp. *	25,000	3,195,000
Zoetis, Inc.	144,700	6,223,547
		609,192,966
12    See financial notes

Schwab 1000 Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Real Estate 3.7%
Alexandria Real Estate Equities, Inc.	24,500	2,198,630
American Campus Communities, Inc.	31,200	1,265,784
American Capital Agency Corp.	108,300	1,930,989
American Homes 4 Rent, Class A	44,000	726,000
American Tower Corp.	132,689	13,564,796
Annaly Capital Management, Inc.	304,600	3,030,770
Apartment Investment & Management Co., Class A	49,418	1,936,691
AvalonBay Communities, Inc.	41,849	7,316,461
BioMed Realty Trust, Inc.	58,600	1,371,826
Boston Properties, Inc.	47,905	6,028,844
Brixmor Property Group, Inc.	53,700	1,375,794
Camden Property Trust	26,864	1,982,295
CBL & Associates Properties, Inc.	53,200	775,656
CBRE Group, Inc., Class A *	84,537	3,151,539
Chimera Investment Corp.	66,080	930,406
Corrections Corp. of America	38,004	1,083,114
Crown Castle International Corp.	104,627	8,941,423
CubeSmart	50,100	1,393,782
DCT Industrial Trust, Inc.	27,600	1,024,512
DDR Corp.	91,800	1,542,240
Digital Realty Trust, Inc.	41,400	3,061,944
Douglas Emmett, Inc.	47,600	1,454,180
Duke Realty Corp.	104,537	2,163,916
EPR Properties	17,000	965,770
Equinix, Inc.	17,780	5,274,970
Equity Commonwealth *	40,300	1,157,013
Equity LifeStyle Properties, Inc.	27,800	1,681,344
Equity One, Inc.	20,200	536,916
Equity Residential	115,272	8,912,831
Essex Property Trust, Inc.	20,929	4,613,589
Extra Space Storage, Inc.	37,100	2,939,804
Federal Realty Investment Trust	21,596	3,098,810
Forest City Enterprises, Inc., Class A *	61,800	1,365,780
Gaming & Leisure Properties, Inc.	32,000	933,440
General Growth Properties, Inc.	186,400	5,396,280
HCP, Inc.	144,480	5,374,656
Healthcare Trust of America, Inc., Class A	36,800	968,208
Highwoods Properties, Inc.	31,600	1,373,020
Hospitality Properties Trust	52,081	1,397,854
Host Hotels & Resorts, Inc.	240,139	4,161,609
Iron Mountain, Inc.	61,866	1,895,574
Jones Lang LaSalle, Inc.	14,800	2,467,308
Kilroy Realty Corp.	27,700	1,823,768
Kimco Realty Corp.	126,531	3,387,235
Lamar Advertising Co., Class A	26,170	1,476,773
LaSalle Hotel Properties	34,000	999,940
Liberty Property Trust	46,304	1,575,262
Mid-America Apartment Communities, Inc.	23,900	2,036,041
National Retail Properties, Inc.	43,000	1,634,000
NorthStar Realty Finance Corp.	108,050	1,297,681
Omega Healthcare Investors, Inc.	51,900	1,791,588
Outfront Media, Inc.	42,500	1,003,425
Pebblebrook Hotel Trust	22,300	762,214
Plum Creek Timber Co., Inc.	54,798	2,232,471
Security	Number of Shares	Value ($)
Post Properties, Inc.	17,000	1,015,580
Prologis, Inc.	162,080	6,925,678
Public Storage	45,509	10,442,495
Rayonier, Inc.	41,734	945,275
Realogy Holdings Corp. *	43,650	1,706,715
Realty Income Corp.	70,800	3,501,768
Regency Centers Corp.	30,582	2,078,353
Retail Properties of America, Inc., Class A	70,000	1,047,900
RLJ Lodging Trust	44,500	1,116,505
Senior Housing Properties Trust	69,500	1,055,705
Simon Property Group, Inc.	97,350	19,612,131
SL Green Realty Corp.	31,851	3,778,166
Sovran Self Storage, Inc.	10,100	1,008,687
Spirit Realty Capital, Inc.	146,700	1,493,406
Starwood Property Trust, Inc.	77,200	1,550,948
Strategic Hotels & Resorts, Inc. *	84,100	1,185,810
Sun Communities, Inc.	15,500	1,038,810
Sunstone Hotel Investors, Inc.	64,100	926,886
Tanger Factory Outlet Centers, Inc.	30,900	1,079,955
Taubman Centers, Inc.	19,800	1,524,204
The Howard Hughes Corp. *	11,500	1,421,170
The Macerich Co.	40,745	3,452,731
Two Harbors Investment Corp.	117,200	991,512
UDR, Inc.	85,262	2,938,129
Ventas, Inc.	102,229	5,491,742
VEREIT, Inc.	288,200	2,380,532
Vornado Realty Trust	54,334	5,463,284
Weingarten Realty Investors	32,102	1,147,968
Welltower, Inc.	111,421	7,227,880
Weyerhaeuser Co.	166,850	4,893,711
WP Carey, Inc.	29,500	1,869,415
WP GLIMCHER, Inc.	59,200	687,904
		243,787,721
Retailing 5.2%
Advance Auto Parts, Inc.	22,622	4,488,883
Amazon.com, Inc. *	120,241	75,258,842
AutoNation, Inc. *	26,166	1,653,430
AutoZone, Inc. *	9,533	7,477,780
Bed Bath & Beyond, Inc. *	51,220	3,054,249
Best Buy Co., Inc.	95,526	3,346,276
Burlington Stores, Inc. *	26,100	1,254,888
Cabela's, Inc. *	15,100	591,467
CarMax, Inc. *	66,800	3,941,868
CST Brands, Inc.	25,900	930,587
Dick's Sporting Goods, Inc.	26,700	1,189,485
Dillard's, Inc., Class A	9,100	814,268
Dollar General Corp.	93,400	6,329,718
Dollar Tree, Inc. *	75,018	4,912,929
Expedia, Inc.	32,204	4,389,405
Foot Locker, Inc.	45,109	3,056,135
GameStop Corp., Class A (b)	31,900	1,469,633
Genuine Parts Co.	49,630	4,504,419
GNC Holdings, Inc., Class A	26,800	797,300
Groupon, Inc. *	120,700	447,797
HSN, Inc.	9,400	581,390
Kohl's Corp.	62,565	2,885,498
L Brands, Inc.	78,823	7,565,432
Liberty Interactive Corp., QVC Group, Class A *	136,208	3,728,013
See financial notes    13

Schwab 1000 Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Liberty Ventures, Series A *	44,681	1,946,751
LKQ Corp. *	99,600	2,949,156
Lowe's Cos., Inc.	288,936	21,332,145
Macy's, Inc.	102,476	5,224,226
Murphy USA, Inc. *	14,300	877,591
Netflix, Inc. *	134,800	14,609,624
Nordstrom, Inc.	41,600	2,712,736
O'Reilly Automotive, Inc. *	31,566	8,720,423
Office Depot, Inc. *	154,900	1,180,338
Penske Automotive Group, Inc.	15,300	747,252
Restoration Hardware Holdings, Inc. *	11,800	1,216,462
Ross Stores, Inc.	127,624	6,455,222
Sally Beauty Holdings, Inc. *	50,000	1,175,500
Sears Holdings Corp. *(b)	13,094	306,007
Signet Jewelers Ltd.	24,300	3,667,842
Staples, Inc.	197,970	2,571,630
Target Corp.	199,562	15,402,195
The Gap, Inc.	72,255	1,966,781
The Home Depot, Inc.	402,135	49,719,971
The Michaels Cos., Inc. *	24,100	563,458
The Priceline Group, Inc. *	15,846	23,043,887
The TJX Cos., Inc.	213,190	15,603,376
Tiffany & Co.	33,573	2,767,758
Tractor Supply Co.	41,400	3,824,946
TripAdvisor, Inc. *	33,200	2,781,496
Ulta Salon, Cosmetics & Fragrance, Inc. *	19,900	3,461,804
Urban Outfitters, Inc. *	27,996	800,686
Williams-Sonoma, Inc.	25,300	1,865,875
		342,164,830
Semiconductors & Semiconductor Equipment 2.3%
Altera Corp.	92,269	4,848,736
Analog Devices, Inc.	101,274	6,088,593
Applied Materials, Inc.	385,589	6,466,327
Atmel Corp.	138,500	1,052,600
Avago Technologies Ltd.	82,400	10,145,912
Broadcom Corp., Class A	176,225	9,057,965
Cavium, Inc. *	17,300	1,227,435
Cree, Inc. *	27,100	682,649
First Solar, Inc. *	26,700	1,523,769
Freescale Semiconductor Ltd. *	31,900	1,068,331
Intel Corp.	1,493,680	50,576,005
KLA-Tencor Corp.	47,638	3,197,463
Lam Research Corp.	48,319	3,700,752
Linear Technology Corp.	77,466	3,441,040
Marvell Technology Group Ltd.	135,162	1,109,680
Maxim Integrated Products, Inc.	93,400	3,827,532
Microchip Technology, Inc.	65,366	3,156,524
Micron Technology, Inc. *	333,400	5,521,104
NVIDIA Corp.	156,999	4,454,062
ON Semiconductor Corp. *	126,800	1,394,800
Qorvo, Inc. *	46,400	2,038,352
Skyworks Solutions, Inc.	59,900	4,626,676
SunEdison, Inc. *	90,500	660,650
Teradyne, Inc.	62,600	1,221,952
Texas Instruments, Inc.	320,375	18,171,670
Xilinx, Inc.	78,605	3,743,170
		153,003,749
Security	Number of Shares	Value ($)
Software & Services 11.8%
Accenture plc, Class A	195,100	20,914,720
Activision Blizzard, Inc.	157,838	5,486,449
Adobe Systems, Inc. *	155,313	13,770,051
Akamai Technologies, Inc. *	55,509	3,376,057
Alliance Data Systems Corp. *	19,371	5,759,192
Alphabet, Inc., Class A *	89,988	66,356,251
Alphabet, Inc., Class C *	93,732	66,625,643
Amdocs Ltd.	51,600	3,073,812
ANSYS, Inc. *	27,400	2,611,494
Autodesk, Inc. *	69,872	3,856,236
Automatic Data Processing, Inc.	143,151	12,452,705
Booz Allen Hamilton Holding Corp.	27,900	821,934
Broadridge Financial Solutions, Inc.	36,400	2,168,712
CA, Inc.	98,881	2,739,993
Cadence Design Systems, Inc. *	92,587	2,057,283
CDK Global, Inc.	51,400	2,559,206
Citrix Systems, Inc. *	52,400	4,302,040
Cognizant Technology Solutions Corp., Class A *	191,332	13,031,623
Computer Sciences Corp.	42,331	2,818,821
CoStar Group, Inc. *	10,600	2,152,542
DST Systems, Inc.	10,980	1,341,207
eBay, Inc. *	348,470	9,722,313
Electronic Arts, Inc. *	98,381	7,090,319
Facebook, Inc., Class A *	708,500	72,245,745
Fidelity National Information Services, Inc.	89,008	6,490,463
FireEye, Inc. *	44,400	1,161,060
Fiserv, Inc. *	76,278	7,361,590
FleetCor Technologies, Inc. *	24,100	3,491,126
Fortinet, Inc. *	44,600	1,532,456
Gartner, Inc. *	26,400	2,393,688
Genpact Ltd. *	44,550	1,103,949
Global Payments, Inc.	19,738	2,692,461
Guidewire Software, Inc. *	21,100	1,228,653
IAC/InterActiveCorp	25,730	1,724,167
International Business Machines Corp.	282,040	39,508,163
Intuit, Inc.	86,444	8,422,239
Jack Henry & Associates, Inc.	24,200	1,871,628
LinkedIn Corp., Class A *	35,900	8,647,233
Manhattan Associates, Inc. *	24,200	1,762,970
MasterCard, Inc., Class A	312,010	30,885,870
MAXIMUS, Inc.	21,300	1,452,660
Microsoft Corp.	2,507,338	131,986,272
NetSuite, Inc. *	9,800	833,686
Nuance Communications, Inc. *	79,800	1,354,206
Oracle Corp.	1,018,410	39,555,044
Pandora Media, Inc. *	69,100	795,341
Paychex, Inc.	102,528	5,288,394
PayPal Holdings, Inc. *	348,470	12,548,405
PTC, Inc. *	39,700	1,406,968
Rackspace Hosting, Inc. *	35,200	909,920
Red Hat, Inc. *	57,283	4,531,658
Sabre Corp.	40,700	1,193,324
salesforce.com, Inc. *	194,940	15,148,787
ServiceNow, Inc. *	45,800	3,739,570
SolarWinds, Inc. *	20,600	1,195,418
Solera Holdings, Inc.	18,400	1,005,744
Splunk, Inc. *	37,800	2,122,848
14    See financial notes

Schwab 1000 Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
SS&C Technologies Holdings, Inc.	24,500	1,816,675
Symantec Corp.	213,489	4,397,873
Synopsys, Inc. *	48,700	2,434,026
Syntel, Inc. *	11,300	531,552
Tableau Software, Inc., Class A *	17,200	1,444,112
Teradata Corp. *	48,044	1,350,517
The Ultimate Software Group, Inc. *	8,900	1,818,715
The Western Union Co.	163,440	3,146,220
Total System Services, Inc.	55,100	2,889,995
Twitter, Inc. *	181,600	5,168,336
Tyler Technologies, Inc. *	11,200	1,908,032
Vantiv, Inc., Class A *	45,300	2,271,795
VeriFone Systems, Inc. *	35,800	1,079,012
Verint Systems, Inc. *	21,200	1,008,696
VeriSign, Inc. *	29,605	2,386,163
Visa, Inc., Class A	611,200	47,416,896
VMware, Inc., Class A *	24,100	1,449,615
WEX, Inc. *	13,100	1,177,821
Workday, Inc., Class A *	34,300	2,708,671
Xerox Corp.	331,345	3,111,330
Yahoo! Inc. *	274,979	9,794,752
Yelp, Inc. *	18,400	409,400
Zillow Group, Inc., Class A *(b)	13,200	406,692
Zillow Group, Inc., Class C *(b)	38,200	1,057,758
		773,864,963
Technology Hardware & Equipment 6.1%
3D Systems Corp. *(b)	30,149	303,299
Amphenol Corp., Class A	98,240	5,326,573
Apple, Inc.	1,788,174	213,686,793
Arista Networks, Inc. *(b)	10,800	696,708
ARRIS Group, Inc. *	36,900	1,042,794
Arrow Electronics, Inc. *	28,800	1,583,712
Avnet, Inc.	42,546	1,932,865
Belden, Inc.	13,900	890,017
Brocade Communications Systems, Inc.	127,300	1,326,466
CDW Corp.	42,900	1,917,201
Cisco Systems, Inc.	1,599,015	46,131,583
Cognex Corp.	26,700	1,003,920
CommScope Holding Co., Inc. *	37,600	1,219,368
Corning, Inc.	377,663	7,024,532
Dolby Laboratories, Inc., Class A	17,400	603,258
EchoStar Corp., Class A *	13,254	594,177
EMC Corp.	610,424	16,005,317
F5 Networks, Inc. *	23,200	2,556,640
FEI Co.	12,500	902,375
FLIR Systems, Inc.	38,200	1,018,794
Harris Corp.	38,807	3,070,798
Hewlett-Packard Co.	568,768	15,333,985
Ingram Micro, Inc., Class A	53,851	1,603,683
IPG Photonics Corp. *	9,400	776,628
Jabil Circuit, Inc.	62,300	1,431,654
Juniper Networks, Inc.	110,994	3,484,102
Keysight Technologies, Inc. *	54,100	1,789,628
Motorola Solutions, Inc.	49,912	3,492,342
National Instruments Corp.	31,200	950,664
NCR Corp. *	53,544	1,424,270
NetApp, Inc.	99,600	3,386,400
Palo Alto Networks, Inc. *	22,300	3,590,300
QUALCOMM, Inc.	492,478	29,263,043
Security	Number of Shares	Value ($)
SanDisk Corp.	64,958	5,001,766
Seagate Technology plc	92,137	3,506,734
TE Connectivity Ltd.	126,600	8,158,104
Trimble Navigation Ltd. *	84,000	1,911,000
Western Digital Corp.	71,412	4,771,750
Zebra Technologies Corp., Class A *	16,700	1,284,230
		399,997,473
Telecommunication Services 2.2%
AT&T, Inc.	1,926,241	64,548,336
CenturyLink, Inc.	182,811	5,157,098
Frontier Communications Corp.	338,406	1,739,407
Level 3 Communications, Inc. *	91,920	4,683,324
SBA Communications Corp., Class A *	41,300	4,915,526
Sprint Corp. *	278,164	1,315,716
T-Mobile US, Inc. *	82,500	3,125,925
Verizon Communications, Inc.	1,272,057	59,634,032
Windstream Holdings, Inc. (b)	33,024	214,986
		145,334,350
Transportation 2.2%
Alaska Air Group, Inc.	38,800	2,958,500
AMERCO	2,000	812,620
American Airlines Group, Inc.	207,800	9,604,516
Avis Budget Group, Inc. *	34,800	1,737,912
C.H. Robinson Worldwide, Inc.	43,348	3,007,484
CSX Corp.	307,626	8,302,826
Delta Air Lines, Inc.	250,600	12,740,504
Expeditors International of Washington, Inc.	59,698	2,972,363
FedEx Corp.	81,728	12,753,654
Genesee & Wyoming, Inc., Class A *	14,700	986,370
Hertz Global Holdings, Inc. *	125,000	2,437,500
JB Hunt Transport Services, Inc.	30,591	2,336,235
JetBlue Airways Corp. *	99,400	2,469,096
Kansas City Southern	33,100	2,739,356
Kirby Corp. *	18,900	1,233,981
Norfolk Southern Corp.	96,586	7,729,778
Old Dominion Freight Line, Inc. *	19,400	1,201,636
Ryder System, Inc.	16,964	1,217,676
Southwest Airlines Co.	208,488	9,650,910
Spirit Airlines, Inc. *	23,400	868,608
Swift Transportation Co. *	23,800	371,994
Union Pacific Corp.	271,224	24,233,864
United Continental Holdings, Inc. *	120,282	7,254,207
United Parcel Service, Inc., Class B	216,935	22,348,644
		141,970,234
Utilities 3.0%
AES Corp.	224,702	2,460,487
AGL Resources, Inc.	38,087	2,380,438
Alliant Energy Corp.	37,400	2,207,348
Ameren Corp.	78,585	3,432,593
American Electric Power Co., Inc.	153,071	8,671,472
American Water Works Co., Inc.	59,700	3,424,392
Aqua America, Inc.	58,917	1,685,026
Atmos Energy Corp.	30,718	1,935,234
Calpine Corp. *	112,000	1,737,120
CenterPoint Energy, Inc.	133,911	2,484,049
See financial notes    15

Schwab 1000 Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Cleco Corp.	18,800	996,400
CMS Energy Corp.	85,733	3,092,389
Consolidated Edison, Inc.	89,906	5,911,320
Dominion Resources, Inc.	186,908	13,350,838
DTE Energy Co.	55,897	4,560,636
Duke Energy Corp.	220,995	15,794,513
Dynegy, Inc. *	33,000	641,190
Edison International	99,454	6,018,956
Entergy Corp.	57,362	3,909,794
Eversource Energy	101,312	5,160,833
Exelon Corp.	264,319	7,379,786
FirstEnergy Corp.	136,391	4,255,399
Great Plains Energy, Inc.	52,000	1,430,000
Hawaiian Electric Industries, Inc.	32,000	936,320
IDACORP, Inc.	12,700	848,995
ITC Holdings Corp.	52,200	1,707,984
MDU Resources Group, Inc.	64,217	1,211,133
National Fuel Gas Co.	28,047	1,473,309
NextEra Energy, Inc.	142,308	14,609,339
NiSource, Inc.	95,880	1,837,061
NRG Energy, Inc.	108,030	1,392,507
NRG Yield, Inc., Class A	10,200	140,046
NRG Yield, Inc., Class C (b)	10,200	147,288
OGE Energy Corp.	66,760	1,903,328
Pepco Holdings, Inc.	76,274	2,031,177
PG&E Corp.	149,337	7,974,596
Piedmont Natural Gas Co., Inc.	25,300	1,449,943
Pinnacle West Capital Corp.	37,087	2,355,395
PPL Corp.	211,761	7,284,578
Public Service Enterprise Group, Inc.	156,372	6,456,600
Questar Corp.	60,420	1,247,673
SCANA Corp.	44,531	2,637,126
Sempra Energy	73,678	7,545,364
TECO Energy, Inc.	73,617	1,987,659
The Southern Co.	278,918	12,579,202
UGI Corp.	58,872	2,158,836
Vectren Corp.	22,800	1,036,716
WEC Energy Group, Inc.	101,777	5,247,622
Westar Energy, Inc.	39,800	1,580,060
Xcel Energy, Inc.	160,409	5,715,373
		198,415,443
Total Common Stock
(Cost $2,065,086,022)		6,513,773,763

Other Investment Companies 0.7% of net assets
Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	24,392,194	24,392,194
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.3%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (c)	21,026,600	21,026,600
Total Other Investment Companies
(Cost $45,418,794)		45,418,794

End of Investments.

At 10/31/15, tax basis cost of the fund's investments was $2,085,831,624 and the unrealized appreciation and depreciation were $4,556,700,963 and ($83,340,030), respectively, with a net unrealized appreciation of $4,473,360,933.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $20,468,476.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/18/15	225	23,329,125	1,436,202
16    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	1,996,193,500	2,590,361,425
0.0%	Rights	320,914	320,914
0.0%	Warrants	—	—
6.4%	Other Investment Company	166,858,920	166,858,920
0.4%	Short-Term Investment	10,766,144	10,766,144
106.2%	Total Investments	2,174,139,478	2,768,307,403
(6.2%)	Other Assets and Liabilities, Net		(161,052,176)
100.0%	Net Assets		2,607,255,227

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets
Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	113,100	2,506,296
Cooper Tire & Rubber Co.	84,899	3,547,929
Cooper-Standard Holding, Inc. *	20,100	1,307,304
Dana Holding Corp.	245,429	4,123,207
Dorman Products, Inc. *	40,100	1,871,868
Drew Industries, Inc.	37,000	2,213,710
Federal-Mogul Holdings Corp. *	44,553	345,286
Fox Factory Holding Corp. *	22,700	402,925
Gentherm, Inc. *	52,600	2,585,816
Horizon Global Corp. *	26,800	235,572
Metaldyne Performance Group, Inc.	19,300	421,126
Modine Manufacturing Co. *	73,100	611,847
Motorcar Parts of America, Inc. *	26,100	878,526
Remy International, Inc.	44,000	1,297,560
Standard Motor Products, Inc.	28,800	1,274,400
Stoneridge, Inc. *	42,600	540,594
Strattec Security Corp.	5,100	305,082
Superior Industries International, Inc.	37,500	738,000
Tenneco, Inc. *	91,428	5,173,911
Tower International, Inc. *	30,200	829,594
Winnebago Industries, Inc.	43,600	915,164
		32,125,717
Security	Number of Shares	Value ($)
Banks 11.2%
1st Source Corp.	26,203	832,207
Access National Corp.	8,038	166,306
American National Bankshares, Inc.	10,700	269,640
Ameris Bancorp	47,700	1,502,550
Ames National Corp.	15,500	387,500
Anchor BanCorp Wisconsin, Inc. *	12,400	508,648
Arrow Financial Corp.	14,718	406,217
Astoria Financial Corp.	130,200	2,077,992
Banc of California, Inc.	53,700	700,248
BancFirst Corp.	10,116	623,449
Banco Latinoamericano de Exportaciones, S.A., Class E	44,057	1,190,861
BancorpSouth, Inc.	143,800	3,584,934
Bank Mutual Corp.	71,800	519,832
Bank of Marin Bancorp	9,100	483,938
Bank of the Ozarks, Inc.	116,159	5,810,273
BankFinancial Corp.	28,200	347,706
Banner Corp.	31,757	1,558,316
Bar Harbor Bankshares	8,070	285,274
BBCN Bancorp, Inc.	114,300	1,919,097
BBX Capital Corp., Class A *	10,300	189,005
Bear State Financial, Inc. *(c)	18,000	197,100
Beneficial Bancorp, Inc. *	124,511	1,726,968
Berkshire Hills Bancorp, Inc.	48,100	1,375,660
Blue Hills Bancorp, Inc.	43,900	622,941
BNC Bancorp	39,687	890,973
BofI Holding, Inc. *(c)	22,220	1,777,822
Boston Private Financial Holdings, Inc.	127,100	1,456,566
Bridge Bancorp, Inc.	20,100	577,071
Brookline Bancorp, Inc.	105,522	1,197,675
Bryn Mawr Bank Corp.	27,200	792,336
BSB Bancorp, Inc. *	8,867	194,985
C1 Financial, Inc. *	6,700	138,623
Camden National Corp.	10,300	402,627
Capital Bank Financial Corp., Class A	35,300	1,140,190
Capital City Bank Group, Inc.	15,300	236,232
Capitol Federal Financial, Inc.	204,357	2,652,554
Cardinal Financial Corp.	48,200	1,095,586
Cascade Bancorp *	55,003	308,567
Cathay General Bancorp	117,426	3,675,434
CenterState Banks, Inc.	62,200	906,876
Central Pacific Financial Corp.	31,000	693,160
Century Bancorp, Inc., Class A	4,700	208,915
Charter Financial Corp.	24,859	325,653
Chemical Financial Corp.	50,231	1,704,338
Citizens & Northern Corp.	20,300	402,143
City Holding Co.	22,100	1,057,043
Clifton Bancorp, Inc.	38,861	566,593
CNB Financial Corp.	20,700	384,606
CoBiz Financial, Inc.	60,600	755,076
Columbia Banking System, Inc.	87,500	2,915,500
Community Bank System, Inc.	64,122	2,613,613
Community Trust Bancorp, Inc.	21,780	750,757
CommunityOne Bancorp *	13,700	177,278
ConnectOne Bancorp, Inc.	46,340	827,169
CU Bancorp *	25,400	612,648
Customers Bancorp, Inc. *	37,450	1,029,875
See financial notes    17

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
CVB Financial Corp.	155,319	2,710,317
Dime Community Bancshares, Inc.	50,600	877,910
Eagle Bancorp, Inc. *	45,780	2,179,128
Enterprise Bancorp, Inc.	13,914	323,083
Enterprise Financial Services Corp.	28,000	794,080
Essent Group Ltd. *	84,600	2,038,860
EverBank Financial Corp.	146,600	2,530,316
F.N.B. Corp.	256,137	3,450,165
Farmers Capital Bank Corp. *	9,415	255,335
FCB Financial Holdings, Inc., Class A *	40,069	1,424,854
Federal Agricultural Mortgage Corp., Class C	15,800	463,888
Fidelity Southern Corp.	28,448	595,986
Financial Institutions, Inc.	18,500	483,220
First Bancorp (North Carolina)	31,600	585,548
First BanCorp (Puerto Rico) *	187,700	711,383
First Bancorp, Inc.	12,096	255,588
First Busey Corp.	34,400	717,928
First Business Financial Services, Inc.	11,600	285,940
First Citizens BancShares, Inc., Class A	11,541	2,956,112
First Commonwealth Financial Corp.	144,929	1,331,897
First Community Bancshares, Inc.	24,600	473,058
First Connecticut Bancorp, Inc.	23,900	415,382
First Defiance Financial Corp.	13,000	497,900
First Financial Bancorp	88,789	1,711,852
First Financial Bankshares, Inc. (c)	95,062	3,161,762
First Financial Corp.	17,700	606,579
First Interstate BancSystem, Inc., Class A	28,833	817,704
First Merchants Corp.	55,500	1,455,765
First Midwest Bancorp, Inc.	121,763	2,169,817
First NBC Bank Holding Co. *	21,900	814,461
FirstMerit Corp.	251,032	4,716,891
Flagstar Bancorp, Inc. *	28,300	629,392
Flushing Financial Corp.	47,500	999,400
Fox Chase Bancorp, Inc.	19,500	341,445
Franklin Financial Network, Inc. *	8,564	229,601
Fulton Financial Corp.	261,849	3,514,014
German American Bancorp, Inc.	20,700	648,531
Glacier Bancorp, Inc.	114,411	3,130,285
Great Southern Bancorp, Inc.	16,300	787,779
Great Western Bancorp, Inc.	64,217	1,814,772
Green Bancorp, Inc. *	12,500	153,125
Guaranty Bancorp	20,920	344,762
Hampton Roads Bankshares, Inc. *	74,100	137,085
Hancock Holding Co.	116,826	3,224,398
Hanmi Financial Corp.	45,900	1,170,450
Heartland Financial USA, Inc.	24,500	902,580
Heritage Commerce Corp.	39,500	417,910
Heritage Financial Corp.	45,545	838,939
Heritage Oaks Bancorp	27,600	243,156
Hilltop Holdings, Inc. *	114,613	2,403,435
Hingham Institution for Savings	1,596	203,346
Home BancShares, Inc.	85,680	3,677,386
HomeStreet, Inc. *	34,122	714,173
HomeTrust Bancshares, Inc. *	29,400	556,836
Security	Number of Shares	Value ($)
Horizon Bancorp	15,200	396,720
IBERIABANK Corp.	56,575	3,430,142
Impac Mortgage Holdings, Inc. *(c)	12,642	282,549
Independent Bank Corp., Massachusetts	39,800	1,860,252
Independent Bank Corp., Michigan	33,600	486,528
Independent Bank Group, Inc.	13,400	521,930
International Bancshares Corp.	81,760	2,203,432
Investors Bancorp, Inc.	528,352	6,609,683
Kearny Financial Corp.	144,832	1,730,742
Lakeland Bancorp, Inc.	53,497	622,170
Lakeland Financial Corp.	23,200	1,042,376
LegacyTexas Financial Group, Inc.	71,900	2,063,530
LendingTree, Inc. *	8,700	1,055,832
Live Oak Bancshares, Inc.	9,100	130,495
MainSource Financial Group, Inc.	33,544	725,892
MB Financial, Inc.	113,187	3,649,149
Mercantile Bank Corp.	25,300	558,118
Merchants Bancshares, Inc.	9,946	313,498
Meridian Bancorp, Inc.	74,744	1,049,406
Meta Financial Group, Inc.	11,200	482,496
Metro Bancorp, Inc.	18,369	569,072
MGIC Investment Corp. *	505,545	4,752,123
MidWestOne Financial Group, Inc.	11,300	346,232
National Bank Holdings Corp., Class A	54,900	1,211,094
National Bankshares, Inc. (c)	9,300	303,645
National Commerce Corp. *	5,932	148,952
National Penn Bancshares, Inc.	198,578	2,390,879
Nationstar Mortgage Holdings, Inc. *(c)	55,797	740,426
NBT Bancorp, Inc.	62,323	1,751,900
NewBridge Bancorp	49,300	557,583
NMI Holdings, Inc., Class A *	74,100	557,232
Northfield Bancorp, Inc.	78,586	1,203,937
Northwest Bancshares, Inc.	150,809	2,029,889
OceanFirst Financial Corp.	19,600	361,816
Ocwen Financial Corp. *(c)	157,309	1,099,590
OFG Bancorp	64,500	594,045
Old National Bancorp	182,683	2,557,562
Old Second Bancorp, Inc. *	41,624	278,881
Opus Bank	15,142	564,039
Oritani Financial Corp.	67,950	1,081,764
Pacific Continental Corp.	24,700	354,198
Pacific Premier Bancorp, Inc. *	32,300	689,605
Park National Corp.	18,853	1,710,344
Park Sterling Corp.	71,600	519,100
Peapack-Gladstone Financial Corp.	28,100	635,341
Penns Woods Bancorp, Inc.	7,100	316,305
PennyMac Financial Services, Inc., Class A *	18,200	301,028
People's Utah Bancorp	6,800	111,928
Peoples Bancorp, Inc.	28,000	536,480
Peoples Financial Services Corp. (c)	11,100	451,992
PHH Corp. *	74,363	1,093,136
Pinnacle Financial Partners, Inc.	54,532	2,869,474
Preferred Bank	16,100	533,071
PrivateBancorp, Inc.	118,776	4,968,400
Prosperity Bancshares, Inc.	104,295	5,358,677
Provident Financial Services, Inc.	96,151	1,953,788
18    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
QCR Holdings, Inc.	17,862	406,896
Radian Group, Inc.	288,440	4,173,727
Renasant Corp.	60,666	2,100,864
Republic Bancorp, Inc., Class A	16,100	409,423
S&T Bancorp, Inc.	52,581	1,676,282
Sandy Spring Bancorp, Inc.	37,500	1,031,250
Seacoast Banking Corp of Florida *	35,220	545,206
ServisFirst Bancshares, Inc.	33,640	1,425,663
Sierra Bancorp	15,900	257,739
Simmons First National Corp., Class A	44,084	2,272,089
South State Corp.	35,763	2,771,632
Southside Bancshares, Inc.	36,732	988,091
Southwest Bancorp, Inc.	32,600	551,266
State Bank Financial Corp.	50,000	1,070,000
Sterling Bancorp	180,905	2,784,128
Stock Yards Bancorp, Inc.	23,620	890,002
Stonegate Bank	14,600	455,666
Stonegate Mortgage Corp. *(c)	21,000	120,330
Suffolk Bancorp	19,300	576,877
Sun Bancorp, Inc. *	12,080	241,721
Talmer Bancorp, Inc., Class A	75,499	1,269,893
Territorial Bancorp, Inc.	16,800	468,384
Texas Capital Bancshares, Inc. *	68,900	3,803,280
The Bancorp, Inc. *	52,100	375,120
The First of Long Island Corp.	19,500	541,515
Tompkins Financial Corp.	23,042	1,250,720
Towne Bank	64,799	1,390,587
TriCo Bancshares	39,400	1,038,584
TriState Capital Holdings, Inc. *	32,400	404,676
Triumph Bancorp, Inc. *	22,100	368,849
TrustCo Bank Corp.	147,155	916,776
Trustmark Corp.	99,977	2,402,447
UMB Financial Corp.	58,700	2,880,996
Umpqua Holdings Corp.	331,688	5,539,190
Union Bankshares Corp.	69,268	1,735,163
United Bankshares, Inc.	103,848	4,107,188
United Community Banks, Inc.	79,500	1,602,720
United Community Financial Corp.	71,100	389,628
United Financial Bancorp, Inc.	79,107	1,026,809
Univest Corp. of Pennsylvania	25,000	492,250
Valley National Bancorp	353,570	3,712,485
Walker & Dunlop, Inc. *	37,645	1,092,081
Walter Investment Management Corp. *(c)	57,403	686,540
Washington Federal, Inc.	137,001	3,416,805
Washington Trust Bancorp, Inc.	21,000	814,800
Waterstone Financial, Inc.	45,557	606,819
Webster Financial Corp.	136,127	5,050,312
WesBanco, Inc.	57,358	1,872,739
West Bancorp, Inc.	20,800	411,008
Westamerica Bancorp	38,600	1,706,506
Western Alliance Bancorp *	127,424	4,555,408
Wilshire Bancorp, Inc.	98,300	1,050,827
Wintrust Financial Corp.	70,566	3,562,877
WSFS Financial Corp.	46,100	1,464,597
Yadkin Financial Corp.	43,362	1,021,175
		291,147,729
Security	Number of Shares	Value ($)
Capital Goods 7.2%
AAON, Inc.	61,087	1,250,451
AAR Corp.	51,120	1,159,913
Accuride Corp. *	65,000	183,300
Actuant Corp., Class A	91,423	2,084,444
Advanced Drainage Systems, Inc.	49,015	1,540,051
Aegion Corp. *	54,400	1,049,376
Aerojet Rocketdyne Holdings, Inc. *	89,400	1,514,436
Aerovironment, Inc. *	26,700	615,969
Aircastle Ltd.	94,800	2,148,168
Alamo Group, Inc.	13,100	614,652
Albany International Corp., Class A	42,100	1,581,697
Allied Motion Technologies, Inc.	7,974	153,818
Altra Industrial Motion Corp.	38,400	1,016,064
Ameresco, Inc., Class A *	27,700	179,496
American Railcar Industries, Inc. (c)	14,631	844,501
American Science & Engineering, Inc.	12,200	457,256
American Woodmark Corp. *	18,900	1,374,030
Apogee Enterprises, Inc.	43,400	2,149,602
Applied Industrial Technologies, Inc.	58,110	2,400,524
Argan, Inc.	19,900	735,305
Astec Industries, Inc.	27,695	900,088
Astronics Corp. *	31,292	1,183,151
AZZ, Inc.	38,800	2,146,804
Barnes Group, Inc.	83,240	3,128,992
Beacon Roofing Supply, Inc. *	72,382	2,561,599
Blount International, Inc. *	76,862	466,552
Blue Bird Corp. *(c)	7,000	75,740
Briggs & Stratton Corp.	69,593	1,236,668
Builders FirstSource, Inc. *	81,700	965,694
CAI International, Inc. *	24,500	284,690
Chart Industries, Inc. *	45,102	775,303
CIRCOR International, Inc.	26,300	1,207,696
CLARCOR, Inc.	75,465	3,762,685
Columbus McKinnon Corp.	30,600	571,914
Comfort Systems USA, Inc.	57,000	1,820,010
Commercial Vehicle Group, Inc. *	44,170	183,747
Continental Building Products, Inc. *	48,944	859,946
Cubic Corp.	33,215	1,489,693
Curtiss-Wright Corp.	71,640	4,983,278
DigitalGlobe, Inc. *	109,427	1,633,745
Douglas Dynamics, Inc.	30,400	666,976
Ducommun, Inc. *	15,100	326,764
DXP Enterprises, Inc. *	19,000	574,940
Dycom Industries, Inc. *	51,657	3,930,581
EMCOR Group, Inc.	95,097	4,591,283
Encore Wire Corp.	32,995	1,411,196
EnerSys	67,074	4,090,843
Engility Holdings, Inc.	28,234	908,852
Enphase Energy, Inc. *(c)	52,097	187,549
EnPro Industries, Inc.	34,800	1,709,028
ESCO Technologies, Inc.	37,669	1,397,143
Esterline Technologies Corp. *	44,842	3,455,076
Federal Signal Corp.	94,400	1,421,664
Franklin Electric Co., Inc.	70,936	2,338,051
See financial notes    19

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
FreightCar America, Inc.	16,000	290,880
FuelCell Energy, Inc. *(c)	349,000	308,691
Furmanite Corp. *	59,700	414,915
Generac Holdings, Inc. *(c)	104,125	3,286,185
General Cable Corp.	71,076	1,093,860
Gibraltar Industries, Inc. *	46,000	1,164,720
Global Brass & Copper Holdings, Inc.	31,300	703,937
Graham Corp.	15,200	257,944
Granite Construction, Inc.	58,000	1,904,720
Great Lakes Dredge & Dock Corp. *	85,200	340,800
Griffon Corp.	48,800	838,384
H&E Equipment Services, Inc.	46,100	890,191
Harsco Corp.	118,500	1,271,505
HC2 Holdings, Inc. *(c)	27,021	204,279
HEICO Corp.	30,405	1,533,628
HEICO Corp., Class A	59,597	2,603,197
Hillenbrand, Inc.	92,100	2,732,607
Hurco Cos., Inc.	8,600	231,082
Hyster-Yale Materials Handling, Inc.	15,554	910,220
Insteel Industries, Inc.	28,500	609,615
John Bean Technologies Corp.	42,333	1,899,058
Kadant, Inc.	16,500	678,480
Kaman Corp.	40,355	1,569,406
KLX, Inc. *	78,994	3,089,455
Kratos Defense & Security Solutions, Inc. *	62,600	312,374
L.B. Foster Co., Class A	14,500	213,585
Lawson Products, Inc. *	8,000	208,080
Lindsay Corp. (c)	18,166	1,231,292
LSI Industries, Inc.	34,500	370,530
Lydall, Inc. *	26,600	910,518
Masonite International Corp. *	45,200	2,706,124
MasTec, Inc. *	100,173	1,679,901
Meritor, Inc. *	141,038	1,533,083
Milacron Holdings Corp. *	24,000	409,680
Miller Industries, Inc.	15,800	358,344
Moog, Inc., Class A *	57,857	3,573,248
MRC Global, Inc. *	158,578	1,887,078
Mueller Industries, Inc.	86,069	2,712,895
Mueller Water Products, Inc., Class A	242,600	2,134,880
MYR Group, Inc. *	33,000	742,500
National Presto Industries, Inc.	7,100	625,155
Navistar International Corp. *	81,807	1,006,226
NCI Building Systems, Inc. *	41,200	430,952
Neff Corp., Class A *	22,700	133,022
NN, Inc.	39,117	539,815
Nortek, Inc. *	14,128	866,753
Northwest Pipe Co. *	15,513	204,927
NV5 Holdings, Inc. *	8,500	197,880
Omega Flex, Inc.	5,672	234,481
Orion Marine Group, Inc. *	36,200	141,542
Patrick Industries, Inc. *	18,000	730,440
PGT, Inc. *	69,300	835,758
Plug Power, Inc. *(c)	245,100	590,691
Ply Gem Holdings, Inc. *	32,400	382,968
Powell Industries, Inc.	13,000	433,160
Power Solutions International, Inc. *(c)	6,600	119,064
Security	Number of Shares	Value ($)
PowerSecure International, Inc. *	31,100	387,506
Preformed Line Products Co.	3,300	140,250
Primoris Services Corp.	56,900	1,133,448
Proto Labs, Inc. *	35,300	2,288,852
Quanex Building Products Corp.	53,204	1,003,960
Raven Industries, Inc.	53,000	965,130
RBC Bearings, Inc. *	35,300	2,414,167
Rexnord Corp. *	153,850	2,843,148
Rush Enterprises, Inc., Class A *	51,387	1,252,815
Simpson Manufacturing Co., Inc.	60,494	2,297,562
Sparton Corp. *	14,600	343,538
Standex International Corp.	19,900	1,785,428
Stock Building Supply Holdings, Inc. *	21,400	369,792
Sun Hydraulics Corp.	32,750	959,248
Sunrun, Inc. *(c)	30,400	225,264
TAL International Group, Inc. *	50,300	853,088
TASER International, Inc. *	82,500	1,931,325
Teledyne Technologies, Inc. *	52,326	4,669,049
Tennant Co.	26,376	1,527,698
Textainer Group Holdings Ltd. (c)	36,731	718,458
The ExOne Co. *(c)	14,600	156,220
The Gorman-Rupp Co.	29,031	829,996
The Greenbrier Cos., Inc. (c)	38,001	1,445,558
The KEYW Holding Corp. *(c)	46,700	332,971
Thermon Group Holdings, Inc. *	46,800	941,148
Titan International, Inc.	64,600	458,660
Titan Machinery, Inc. *	23,200	283,736
Trex Co., Inc. *	46,578	1,819,803
TriMas Corp. *	67,000	1,340,670
Tutor Perini Corp. *	54,030	906,623
Twin Disc, Inc.	11,300	133,114
Univar, Inc. *	61,700	1,089,622
Universal Forest Products, Inc.	30,262	2,197,929
Vectrus, Inc. *	13,547	336,914
Veritiv Corp. *	13,476	565,992
Vicor Corp. *	26,200	253,092
Wabash National Corp. *	98,800	1,182,636
Watts Water Technologies, Inc., Class A	40,911	2,227,195
Woodward, Inc.	98,758	4,493,489
Xerium Technologies, Inc. *	15,600	210,600
		186,901,393
Commercial & Professional Supplies 3.6%
ABM Industries, Inc.	82,409	2,340,416
Acacia Research Corp.	72,500	482,850
ACCO Brands Corp. *	170,185	1,373,393
ARC Document Solutions, Inc. *	64,500	401,190
Barrett Business Services, Inc.	10,200	499,596
Brady Corp., Class A	69,929	1,590,885
Casella Waste Systems, Inc., Class A *	57,800	350,846
CBIZ, Inc. *	76,500	822,375
CDI Corp.	19,400	155,200
CEB, Inc.	50,153	3,749,438
CECO Environmental Corp.	50,352	449,140
Civeo Corp.	137,900	256,494
CRA International, Inc. *	14,500	339,300
Deluxe Corp.	75,172	4,476,493
Ennis, Inc.	38,200	765,146
20    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Essendant, Inc.	57,734	1,995,864
Exponent, Inc.	38,400	1,974,144
Franklin Covey Co. *	17,900	306,627
FTI Consulting, Inc. *	60,600	2,061,006
G&K Services, Inc., Class A	29,830	1,963,411
GP Strategies Corp. *	20,376	511,234
Healthcare Services Group, Inc.	105,552	3,932,867
Heidrick & Struggles International, Inc.	24,100	640,096
Heritage-Crystal Clean, Inc. *	16,900	201,448
Herman Miller, Inc.	88,300	2,801,759
Hill International, Inc. *	35,300	119,314
HNI Corp.	69,189	2,970,976
Huron Consulting Group, Inc. *	34,800	1,680,840
ICF International, Inc. *	28,200	864,894
InnerWorkings, Inc. *	46,200	345,576
Insperity, Inc.	27,726	1,288,150
Interface, Inc.	97,500	1,906,125
Kelly Services, Inc., Class A	47,323	747,703
Kforce, Inc.	35,100	986,661
Kimball International, Inc., Class B	58,299	636,625
Knoll, Inc.	73,803	1,715,182
Korn/Ferry International	74,261	2,700,873
Matthews International Corp., Class A	50,059	2,889,906
McGrath RentCorp	40,535	1,218,077
Mistras Group, Inc. *	26,414	499,753
Mobile Mini, Inc.	68,568	2,347,768
MSA Safety, Inc.	43,089	1,873,510
Multi-Color Corp.	18,500	1,440,040
Navigant Consulting, Inc. *	72,548	1,247,826
NL Industries, Inc. *	8,900	31,061
On Assignment, Inc. *	79,539	3,588,004
Pendrell Corp. *	230,900	154,703
Quad Graphics, Inc.	41,700	537,930
Resources Connection, Inc.	53,450	959,427
RPX Corp. *	77,800	1,107,872
SP Plus Corp. *	26,500	675,750
Steelcase, Inc., Class A	126,942	2,463,944
Team, Inc. *	33,778	1,182,230
Tetra Tech, Inc.	91,261	2,454,921
The Advisory Board Co. *	63,038	2,762,955
The Brink's Co.	72,300	2,239,854
TRC Cos., Inc. *	27,863	287,825
TriNet Group, Inc. *	66,046	1,253,553
TrueBlue, Inc. *	61,576	1,783,857
UniFirst Corp.	22,206	2,333,184
US Ecology, Inc.	34,000	1,333,140
Viad Corp.	30,396	915,223
Volt Information Sciences, Inc. *	9,482	81,735
VSE Corp.	7,400	425,204
WageWorks, Inc. *	54,400	2,612,288
West Corp.	80,258	1,910,943
		93,016,620
Consumer Durables & Apparel 2.5%
Arctic Cat, Inc.	18,800	386,152
Bassett Furniture Industries, Inc.	14,009	447,728
Beazer Homes USA, Inc. *	47,640	678,394
Black Diamond, Inc. *	36,700	203,318
CalAtlantic Group, Inc. *	116,406	4,433,904
Security	Number of Shares	Value ($)
Callaway Golf Co.	122,269	1,216,576
Cavco Industries, Inc. *	13,000	1,281,800
Century Communities, Inc. *	20,052	382,592
Cherokee, Inc. *	10,804	196,093
Columbia Sportswear Co.	42,700	2,342,095
Crocs, Inc. *	110,400	1,192,320
CSS Industries, Inc.	13,400	365,820
Culp, Inc.	16,000	480,160
Deckers Outdoor Corp. *	49,271	2,742,424
Escalade, Inc.	14,500	215,035
Ethan Allen Interiors, Inc.	38,179	1,038,851
Flexsteel Industries, Inc.	10,100	439,249
G-III Apparel Group Ltd. *	58,510	3,223,316
Green Brick Partners, Inc. *	35,040	369,672
Helen of Troy Ltd. *	43,083	4,274,264
Hooker Furniture Corp.	13,334	330,950
Hovnanian Enterprises, Inc., Class A *(c)	161,300	332,278
Iconix Brand Group, Inc. *	70,800	1,084,656
Installed Building Products, Inc. *	30,971	686,008
iRobot Corp. *	44,245	1,327,792
JAKKS Pacific, Inc. *(c)	36,400	288,288
Johnson Outdoors, Inc., Class A	8,500	182,155
KB Home	125,700	1,646,670
La-Z-Boy, Inc.	78,200	2,232,610
LGI Homes, Inc. *(c)	21,000	588,630
Libbey, Inc.	34,479	1,159,873
Lifetime Brands, Inc.	12,400	190,588
M.D.C. Holdings, Inc.	55,093	1,431,867
M/I Homes, Inc. *	34,500	791,775
Malibu Boats, Inc., Class A *	25,461	361,801
Marine Products Corp.	13,700	96,859
MCBC Holdings, Inc. *	5,900	77,703
Meritage Homes Corp. *	58,185	2,051,603
Movado Group, Inc.	27,200	700,128
NACCO Industries, Inc., Class A	7,777	348,643
Nautilus, Inc. *	44,200	753,168
Oxford Industries, Inc.	22,296	1,623,595
Performance Sports Group Ltd. *	68,769	789,468
Perry Ellis International, Inc. *	16,800	360,696
Sequential Brands Group, Inc. *(c)	42,509	531,788
Skullcandy, Inc. *	36,100	202,160
Smith & Wesson Holding Corp. *	80,900	1,444,874
Steven Madden Ltd. *	85,176	2,968,384
Sturm, Ruger & Co., Inc.	27,000	1,537,380
Superior Uniform Group, Inc.	9,527	162,340
Taylor Morrison Home Corp., Class A *	50,000	921,500
The New Home Co., Inc. *	16,049	229,661
TRI Pointe Group, Inc. *	237,700	3,085,346
Tumi Holdings, Inc. *	82,300	1,319,269
Unifi, Inc. *	21,300	651,567
Universal Electronics, Inc. *	24,800	1,179,736
Vera Bradley, Inc. *	39,500	494,145
Vince Holding Corp. *	16,700	75,985
WCI Communities, Inc. *	23,200	554,248
William Lyon Homes, Class A *	32,000	682,880
Wolverine World Wide, Inc.	154,747	2,873,652
ZAGG, Inc. *	39,621	335,986
		64,598,468
See financial notes    21

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Consumer Services 4.4%
2U, Inc. *	36,758	771,183
American Public Education, Inc. *	25,200	547,596
Apollo Education Group, Inc. *	145,126	1,053,615
Ascent Capital Group, Inc., Class A *	19,700	429,066
Belmond Ltd., Class A *	143,700	1,543,338
Biglari Holdings, Inc. *	2,410	925,753
BJ's Restaurants, Inc. *	33,000	1,416,690
Bloomin' Brands, Inc.	184,813	3,136,277
Bob Evans Farms, Inc.	33,546	1,451,535
Bojangles', Inc. *(c)	9,950	165,469
Boyd Gaming Corp. *	123,500	2,468,765
Bravo Brio Restaurant Group, Inc. *	28,900	339,286
Bridgepoint Education, Inc. *	36,200	280,550
Bright Horizons Family Solutions, Inc. *	55,021	3,522,444
Buffalo Wild Wings, Inc. *	28,079	4,331,747
Caesars Acquisition Co., Class A *	67,100	491,172
Caesars Entertainment Corp. *(c)	87,400	703,570
Cambium Learning Group, Inc. *	18,000	86,580
Capella Education Co.	18,500	835,275
Career Education Corp. *	91,200	329,232
Carriage Services, Inc.	21,800	468,918
Carrols Restaurant Group, Inc. *	51,700	607,992
Chegg, Inc. *(c)	125,300	864,570
Churchill Downs, Inc.	20,214	2,968,022
Chuy's Holdings, Inc. *	23,100	628,551
ClubCorp Holdings, Inc.	61,911	1,265,461
Collectors Universe, Inc.	10,100	174,629
Cracker Barrel Old Country Store, Inc. (c)	28,616	3,933,555
Dave & Buster's Entertainment, Inc. *	34,468	1,329,775
Del Frisco's Restaurant Group, Inc. *	34,700	467,409
Denny's Corp. *	132,500	1,452,200
DeVry Education Group, Inc.	93,884	2,211,907
Diamond Resorts International, Inc. *	59,198	1,683,591
DineEquity, Inc.	24,897	2,077,655
El Pollo Loco Holdings, Inc. *(c)	18,900	216,972
Eldorado Resorts, Inc. *	38,509	381,239
Empire Resorts, Inc. *(c)	22,100	102,544
Fiesta Restaurant Group, Inc. *	39,300	1,389,648
Fogo De Chao, Inc. *(c)	4,700	70,970
Grand Canyon Education, Inc. *	68,775	2,858,289
Houghton Mifflin Harcourt Co. *	204,894	4,013,873
International Speedway Corp., Class A	43,500	1,509,015
Interval Leisure Group, Inc.	60,600	1,069,590
Intrawest Resorts Holdings, Inc. *	31,900	285,824
Isle of Capri Casinos, Inc. *	37,100	709,723
J Alexander's Holdings, Inc. *	21,043	202,855
Jack in the Box, Inc.	55,908	4,166,823
Jamba, Inc. *(c)	20,260	268,445
K12, Inc. *	49,849	484,034
Kona Grill, Inc. *	10,019	137,761
Krispy Kreme Doughnuts, Inc. *	96,900	1,326,561
La Quinta Holdings, Inc. *	142,702	2,161,935
Security	Number of Shares	Value ($)
Liberty Tax, Inc.	11,700	270,153
LifeLock, Inc. *(c)	134,667	1,886,685
Marriott Vacations Worldwide Corp.	39,085	2,517,074
Monarch Casino & Resort, Inc. *	11,900	261,086
Morgans Hotel Group Co. *	38,000	136,420
Noodles & Co. *(c)	15,900	234,843
Papa John's International, Inc.	43,911	3,081,235
Papa Murphy's Holdings, Inc. *(c)	11,500	158,815
Penn National Gaming, Inc. *	115,300	2,059,258
Pinnacle Entertainment, Inc. *	91,047	3,187,555
Planet Fitness, Inc., Class A *	19,700	321,898
Popeyes Louisiana Kitchen, Inc. *	35,700	2,014,908
Potbelly Corp. *(c)	34,100	381,920
Red Robin Gourmet Burgers, Inc. *	21,700	1,625,113
Regis Corp. *	58,100	959,812
Ruby Tuesday, Inc. *	87,200	456,056
Ruth's Hospitality Group, Inc.	56,600	877,866
Scientific Games Corp., Class A *(c)	77,100	855,039
SeaWorld Entertainment, Inc.	103,823	2,069,192
Shake Shack, Inc., Class A *	9,400	428,358
Sonic Corp.	77,501	2,211,879
Sotheby's	92,900	3,218,985
Speedway Motorsports, Inc.	15,784	291,531
Steiner Leisure Ltd. *	20,909	1,324,794
Strayer Education, Inc. *	16,400	867,888
Texas Roadhouse, Inc.	106,096	3,644,398
The Cheesecake Factory, Inc.	72,267	3,483,269
The Habit Restaurants, Inc., Class A *(c)	16,111	384,731
The Marcus Corp.	27,300	564,837
Universal Technical Institute, Inc.	43,900	186,575
Vail Resorts, Inc.	54,771	6,253,205
Weight Watchers International, Inc. *(c)	40,600	624,428
Wingstop, Inc. *	7,900	182,727
Zoe's Kitchen, Inc. *(c)	30,502	1,050,184
		114,392,196
Diversified Financials 2.2%
Arlington Asset Investment Corp., Class A	33,300	461,205
Ashford, Inc. *	2,160	138,780
BGC Partners, Inc., Class A	278,100	2,405,565
Calamos Asset Management, Inc., Class A	24,400	229,116
Cash America International, Inc.	41,570	1,435,412
CIFC Corp.	12,194	84,382
Cohen & Steers, Inc.	28,128	860,435
Cowen Group, Inc., Class A *	169,300	712,753
Diamond Hill Investment Group, Inc.	4,100	820,205
Encore Capital Group, Inc. *(c)	37,800	1,538,460
Enova International, Inc. *	44,836	582,868
Evercore Partners, Inc., Class A	51,600	2,786,400
Ezcorp, Inc., Class A *	77,400	515,484
Fifth Street Asset Management, Inc.	15,700	92,002
Financial Engines, Inc. (c)	78,900	2,537,424
22    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
First Cash Financial Services, Inc. *	40,441	1,542,824
FNFV Group *	121,836	1,369,437
Gain Capital Holdings, Inc.	50,700	377,715
GAMCO Investors, Inc., Class A	9,700	559,496
Green Dot Corp., Class A *	64,341	1,192,882
Greenhill & Co., Inc.	42,729	1,103,263
HFF, Inc., Class A	54,800	1,891,696
Houlihan Lokey, Inc. *	20,100	440,391
INTL FCStone, Inc. *	25,100	802,949
Investment Technology Group, Inc.	55,265	884,793
Janus Capital Group, Inc.	222,653	3,457,801
KCG Holdings, Inc., Class A *	53,181	664,231
Ladenburg Thalmann Financial Services, Inc. *	142,600	362,204
MarketAxess Holdings, Inc.	55,422	5,614,803
Marlin Business Services Corp.	11,600	204,856
Medley Management, Inc., Class A (c)	14,400	105,696
Moelis & Co., Class A	25,024	737,708
Nelnet, Inc., Class A	33,600	1,202,208
NewStar Financial, Inc. *	36,500	385,075
OM Asset Management plc	34,200	519,156
On Deck Capital, Inc. *(c)	18,400	175,168
Oppenheimer Holdings, Inc., Class A	13,800	253,230
PICO Holdings, Inc. *	39,800	384,468
Piper Jaffray Cos. *	23,529	836,927
PRA Group, Inc. *	72,381	3,966,479
Pzena Investment Management, Inc., Class A	13,700	130,561
RCS Capital Corp., Class A *(c)	68,846	52,192
Regional Management Corp. *	15,700	256,067
Resource America, Inc., Class A	16,500	126,885
Safeguard Scientifics, Inc. *	26,900	477,475
Stifel Financial Corp. *	102,310	4,545,633
The JG Wentworth Co., Class A *	14,200	72,704
Tiptree Financial, Inc., Class A	37,500	253,875
Virtu Financial, Inc., Class A	31,071	751,918
Virtus Investment Partners, Inc.	10,500	1,228,920
Westwood Holdings Group, Inc.	11,500	668,150
WisdomTree Investments, Inc.	174,900	3,363,327
World Acceptance Corp. *(c)	11,900	453,747
ZAIS Group Holdings, Inc. *	7,000	72,730
		56,690,131
Energy 3.0%
Abraxas Petroleum Corp. *	129,000	205,110
Adams Resources & Energy, Inc.	2,900	128,934
Alon USA Energy, Inc.	48,900	819,075
Approach Resources, Inc. *(c)	57,800	136,408
Ardmore Shipping Corp.	26,500	380,275
Atwood Oceanics, Inc. (c)	101,121	1,673,553
Basic Energy Services, Inc. *(c)	46,100	171,031
Bill Barrett Corp. *	75,298	366,701
Bonanza Creek Energy, Inc. *	71,032	404,172
Bristow Group, Inc.	50,862	1,766,437
C&J Energy Services Ltd. *(c)	77,850	388,472
Callon Petroleum Co. *	102,400	888,832
CARBO Ceramics, Inc. (c)	29,300	513,336
Carrizo Oil & Gas, Inc. *	77,311	2,909,213
Security	Number of Shares	Value ($)
Clayton Williams Energy, Inc. *	8,600	512,302
Clean Energy Fuels Corp. *(c)	108,338	612,110
Cloud Peak Energy, Inc. *(c)	92,300	274,131
Contango Oil & Gas Co. *	25,520	195,228
Delek US Holdings, Inc.	84,287	2,292,606
DHT Holdings, Inc.	135,700	1,066,602
Dorian LPG Ltd. *	32,103	378,173
Earthstone Energy, Inc. *	4,000	56,220
Eclipse Resources Corp. *(c)	68,600	147,490
Energy Fuels, Inc. *	58,740	159,773
Energy XXI Ltd. (c)	127,806	221,104
Era Group, Inc. *	28,700	399,217
Erin Energy Corp. *(c)	18,000	72,000
Evolution Petroleum Corp.	30,500	210,450
EXCO Resources, Inc. *(c)	222,774	249,507
Exterran Holdings, Inc.	107,428	2,335,485
Fairmount Santrol Holdings, Inc. *(c)	90,253	240,976
Forum Energy Technologies, Inc. *	86,355	1,144,204
Frontline Ltd. *(c)	161,719	511,032
GasLog Ltd. (c)	61,800	715,026
Gastar Exploration, Inc. *	104,600	164,222
Gener8 Maritime, Inc. *	20,300	211,120
Geospace Technologies Corp. *	19,800	304,128
Green Plains, Inc.	54,900	1,125,999
Gulfmark Offshore, Inc., Class A (c)	39,300	245,232
Halcon Resources Corp. *	601,921	422,007
Hallador Energy Co. (c)	15,600	95,004
Helix Energy Solutions Group, Inc. *	161,307	932,354
Hornbeck Offshore Services, Inc. *	54,245	732,850
Independence Contract Drilling, Inc. *	18,200	127,946
ION Geophysical Corp. *	206,400	76,368
Isramco, Inc. *	1,400	133,000
Jones Energy, Inc., Class A *	39,239	201,688
Key Energy Services, Inc. *	192,700	101,245
Magnum Hunter Resources Corp. *	390,400	103,925
Matador Resources Co. *	107,062	2,752,564
Matrix Service Co. *	39,700	901,190
McDermott International, Inc. *	348,685	1,607,438
Natural Gas Services Group, Inc. *	20,500	461,660
Navios Maritime Acquisition Corp.	120,600	431,748
Newpark Resources, Inc. *	126,710	717,179
Nordic American Offshore Ltd. *(c)	24,000	144,720
Nordic American Tankers Ltd. (c)	133,500	2,039,880
North Atlantic Drilling Ltd. *(c)	106,800	88,163
Northern Oil & Gas, Inc. *(c)	105,500	531,720
Oasis Petroleum, Inc. *(c)	212,213	2,468,037
Oil States International, Inc. *	75,000	2,250,750
Pacific Ethanol, Inc. *	54,600	328,146
Panhandle Oil & Gas, Inc., Class A	24,200	444,796
Par Pacific Holdings, Inc. *	25,238	575,426
Parker Drilling Co. *	181,265	518,418
Parsley Energy, Inc., Class A *	140,234	2,486,349
PDC Energy, Inc. *	60,003	3,620,581
Peabody Energy Corp. (c)	26,342	336,914
Penn Virginia Corp. *(c)	96,278	59,586
PHI, Inc. - Non Voting Shares *	19,572	372,651
See financial notes    23

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Pioneer Energy Services Corp. *	91,500	211,365
Renewable Energy Group, Inc. *	75,800	598,062
REX American Resources Corp. *	8,500	466,735
Rex Energy Corp. *(c)	71,700	162,042
RigNet, Inc. *	16,900	507,000
Ring Energy, Inc. *	34,800	361,572
RSP Permian, Inc. *	91,349	2,504,790
Sanchez Energy Corp. *(c)	75,253	447,755
SandRidge Energy, Inc. *	621,926	230,299
Scorpio Tankers, Inc.	267,702	2,441,442
SEACOR Holdings, Inc. *	28,200	1,647,444
SemGroup Corp., Class A	67,465	3,073,031
Seventy Seven Energy, Inc. *(c)	80,408	91,665
Ship Finance International Ltd. (c)	85,700	1,464,613
Solazyme, Inc. *(c)	111,500	365,720
Stone Energy Corp. *	82,968	463,791
Synergy Resources Corp. *	149,512	1,673,039
Teekay Tankers Ltd., Class A	141,900	1,084,116
Tesco Corp.	52,500	420,000
TETRA Technologies, Inc. *	118,074	795,819
Tidewater, Inc. (c)	66,195	817,508
TransAtlantic Petroleum Ltd. *	33,200	83,996
Triangle Petroleum Corp. *(c)	77,500	93,000
Ultra Petroleum Corp. *(c)	219,981	1,205,496
Unit Corp. *	80,078	1,009,784
Uranium Energy Corp. *(c)	220,947	247,461
US Silica Holdings, Inc. (c)	81,000	1,462,860
W&T Offshore, Inc. (c)	49,000	159,740
Western Refining, Inc.	107,642	4,480,060
Westmoreland Coal Co. *(c)	26,052	186,532
		79,416,926
Food & Staples Retailing 0.9%
Casey's General Stores, Inc.	57,506	6,108,287
Fairway Group Holdings Corp. *(c)	42,300	49,068
Ingles Markets, Inc., Class A	20,731	1,035,306
Natural Grocers by Vitamin Cottage, Inc. *	12,600	301,770
PriceSmart, Inc.	29,400	2,527,812
Smart & Final Stores, Inc. *	37,600	554,224
SpartanNash, Co.	57,833	1,613,541
SUPERVALU, Inc. *	398,636	2,619,039
The Andersons, Inc.	43,223	1,530,094
The Chefs' Warehouse, Inc. *	28,300	428,745
The Fresh Market, Inc. *	62,800	1,564,976
United Natural Foods, Inc. *	75,082	3,787,887
Village Super Market, Inc., Class A	11,600	290,696
Weis Markets, Inc.	15,800	650,012
		23,061,457
Food, Beverage & Tobacco 2.1%
Alico, Inc.	4,700	200,643
Amplify Snack Brands, Inc. *(c)	26,200	316,496
Arcadia Biosciences, Inc. *(c)	11,000	30,800
B&G Foods, Inc.	87,057	3,159,299
Boulder Brands, Inc. *(c)	91,800	813,348
Cal-Maine Foods, Inc. (c)	47,416	2,534,859
Calavo Growers, Inc.	21,088	1,084,134
Castle Brands, Inc. *	71,331	92,730
Security	Number of Shares	Value ($)
Coca-Cola Bottling Co. Consolidated	6,800	1,436,228
Craft Brew Alliance, Inc. *	13,900	106,474
Darling Ingredients, Inc. *	248,400	2,513,808
Dean Foods Co.	143,400	2,596,974
Diamond Foods, Inc. *	40,400	1,600,648
Farmer Bros. Co. *	9,100	258,258
Fresh Del Monte Produce, Inc.	47,861	2,183,897
Freshpet, Inc. *(c)	28,350	276,413
Inventure Foods, Inc. *	33,000	285,780
J&J Snack Foods Corp.	21,581	2,649,931
John B. Sanfilippo & Son, Inc.	10,900	705,448
Lancaster Colony Corp.	27,656	3,145,040
Landec Corp. *	44,654	549,244
Lifeway Foods, Inc. *	10,100	114,635
Limoneira Co. (c)	17,600	279,136
MGP Ingredients, Inc.	21,547	373,410
National Beverage Corp. *	15,001	564,638
Omega Protein Corp. *	33,400	607,880
Post Holdings, Inc. *	92,699	5,957,765
Sanderson Farms, Inc. (c)	34,143	2,373,280
Seaboard Corp. *	420	1,414,560
Seneca Foods Corp., Class A *	12,400	361,832
Snyder's-Lance, Inc.	73,300	2,605,082
The Boston Beer Co., Inc., Class A *(c)	13,500	2,964,465
Tootsie Roll Industries, Inc. (c)	28,401	901,448
TreeHouse Foods, Inc. *	63,252	5,416,901
Universal Corp.	32,424	1,751,220
Vector Group Ltd.	130,522	3,165,158
		55,391,862
Health Care Equipment & Services 6.7%
AAC Holdings, Inc. *(c)	11,800	273,760
Abaxis, Inc.	34,300	1,722,203
ABIOMED, Inc. *	61,900	4,559,554
Accuray, Inc. *(c)	115,500	773,850
Aceto Corp.	46,000	1,387,360
Addus HomeCare Corp. *	7,800	194,844
Adeptus Health, Inc., Class A *(c)	9,400	609,966
Air Methods Corp. *	59,000	2,414,870
Alliance HealthCare Services, Inc. *	7,100	60,066
Almost Family, Inc. *	11,000	455,180
Amedisys, Inc. *	43,900	1,737,562
AMN Healthcare Services, Inc. *	71,300	2,022,781
Amsurg Corp. *	72,053	5,050,195
Analogic Corp.	17,954	1,573,129
AngioDynamics, Inc. *	41,100	517,038
Anika Therapeutics, Inc. *	21,900	843,588
Antares Pharma, Inc. *	256,299	353,693
AtriCure, Inc. *	41,500	768,788
Atrion Corp.	2,300	848,700
BioScrip, Inc. *(c)	100,400	197,788
BioTelemetry, Inc. *	38,700	503,874
Cantel Medical Corp.	51,445	3,049,660
Capital Senior Living Corp. *	44,800	1,013,376
Cardiovascular Systems, Inc. *	45,900	628,830
Castlight Health, Inc., Class B *(c)	45,673	231,105
Cerus Corp. *(c)	137,100	653,967
Chemed Corp.	25,598	4,026,309
24    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Civitas Solutions, Inc. *	17,400	447,702
Computer Programs & Systems, Inc.	17,500	665,175
ConforMIS, Inc. *(c)	13,700	268,109
CONMED Corp.	43,000	1,744,080
Connecture, Inc. *(c)	13,900	82,010
Corindus Vascular Robotics, Inc. *(c)	25,000	80,000
CorVel Corp. *	14,500	481,400
Cross Country Healthcare, Inc. *	49,215	664,403
CryoLife, Inc.	37,400	394,196
Cutera, Inc. *	18,705	253,827
Cynosure, Inc., Class A *	34,944	1,315,292
Diplomat Pharmacy, Inc. *	51,688	1,452,950
EndoChoice Holdings, Inc. *	6,400	66,048
Endologix, Inc. *	98,037	837,236
Entellus Medical, Inc. *	9,800	166,502
Evolent Health, Inc., Class A *	16,100	206,885
Exactech, Inc. *	15,000	255,450
ExamWorks Group, Inc. *	59,613	1,683,471
Five Star Quality Care, Inc. *	56,200	183,774
Genesis Healthcare, Inc. *	48,100	238,576
GenMark Diagnostics, Inc. *	61,000	387,960
Glaukos Corp. *	8,200	164,328
Globus Medical, Inc., Class A *	104,200	2,328,870
Greatbatch, Inc. *	37,000	1,977,650
Haemonetics Corp. *	78,600	2,655,108
Halyard Health, Inc. *	68,293	2,026,936
Hanger, Inc. *	52,800	761,376
HealthEquity, Inc. *	55,634	1,819,788
HealthSouth Corp.	136,400	4,750,812
HealthStream, Inc. *	36,800	876,208
Healthways, Inc. *	48,800	574,376
HeartWare International, Inc. *	25,300	1,092,707
HMS Holdings Corp. *	138,452	1,457,900
ICU Medical, Inc. *	21,400	2,353,358
Imprivata, Inc. *	15,800	170,482
Inogen, Inc. *	24,598	1,051,319
Insulet Corp. *	83,600	2,499,640
Integra LifeSciences Holdings Corp. *	42,748	2,546,498
Invacare Corp.	49,211	850,366
InVivo Therapeutics Holdings Corp. *(c)	37,498	272,235
Invuity, Inc. *(c)	5,300	71,179
IPC Healthcare, Inc. *	26,300	2,064,550
iRadimed Corp. *	4,000	106,000
K2M Group Holdings, Inc. *	24,900	454,425
Kindred Healthcare, Inc.	124,823	1,672,628
Landauer, Inc.	13,300	525,217
Lantheus Holdings, Inc. *	13,000	39,000
LDR Holding Corp. *	36,873	932,887
LeMaitre Vascular, Inc.	22,435	298,834
LHC Group, Inc. *	19,700	887,781
LivaNova plc *	66,775	4,425,847
Magellan Health, Inc. *	39,368	2,102,251
Masimo Corp. *	66,000	2,618,880
MedAssets, Inc. *	93,100	2,204,608
Medidata Solutions, Inc. *	81,700	3,513,100
Meridian Bioscience, Inc.	64,350	1,223,293
Merit Medical Systems, Inc. *	66,300	1,229,202
Molina Healthcare, Inc. *	59,743	3,704,066
Security	Number of Shares	Value ($)
National HealthCare Corp.	15,388	1,004,529
National Research Corp., Class A	12,500	191,625
Natus Medical, Inc. *	51,000	2,322,030
Neogen Corp. *	56,925	3,076,796
Nevro Corp. *	24,264	989,243
Nobilis Health Corp. *(c)	43,191	121,799
NuVasive, Inc. *	73,300	3,456,828
NxStage Medical, Inc. *	92,700	1,549,017
Omnicell, Inc. *	52,300	1,422,560
OraSure Technologies, Inc. *	87,400	454,480
Orthofix International N.V. *	28,200	960,210
Owens & Minor, Inc.	92,200	3,305,370
Oxford Immunotec Global plc *	29,400	368,676
PharMerica Corp. *	47,100	1,345,647
Press Ganey Holdings, Inc. *	14,686	460,259
Quality Systems, Inc.	73,100	1,027,055
Quidel Corp. *	40,300	774,566
RadNet, Inc. *	48,000	317,280
Rockwell Medical, Inc. *(c)	78,700	911,346
RTI Surgical, Inc. *	73,900	310,750
SeaSpine Holdings Corp. *	12,215	184,202
Second Sight Medical Products, Inc. *(c)	16,421	96,555
Select Medical Holdings Corp.	160,711	1,816,034
Sientra, Inc. *	11,000	41,360
STAAR Surgical Co. *	52,900	431,135
STERIS Corp. (c)	126,127	9,453,219
Surgical Care Affiliates, Inc. *	32,237	954,538
SurModics, Inc. *	20,400	435,132
Tandem Diabetes Care, Inc. *	25,400	230,378
Team Health Holdings, Inc. *	106,058	6,328,481
Teladoc, Inc. *(c)	12,000	236,040
The Ensign Group, Inc.	36,850	1,553,596
The Providence Service Corp. *	21,100	1,089,815
The Spectranetics Corp. *	63,236	772,744
TransEnterix, Inc. *(c)	42,100	104,829
Triple-S Management Corp., Class B *	40,600	835,954
Trupanion, Inc. *(c)	14,200	93,294
U.S. Physical Therapy, Inc.	19,300	946,858
Unilife Corp. *(c)	221,152	166,660
Universal American Corp.	84,202	628,147
Utah Medical Products, Inc.	7,300	430,481
Vascular Solutions, Inc. *	27,136	871,608
Veracyte, Inc. *	23,200	151,032
Vocera Communications, Inc. *	45,500	535,535
WellCare Health Plans, Inc. *	65,906	5,839,272
West Pharmaceutical Services, Inc.	108,532	6,513,005
Wright Medical Group N.V. *	134,961	2,608,796
Zeltiq Aesthetics, Inc. *	46,400	1,565,536
		175,935,089
Household & Personal Products 0.4%
Central Garden & Pet Co., Class A *	66,600	1,124,208
Elizabeth Arden, Inc. *(c)	36,298	455,177
HRG Group, Inc. *	122,000	1,640,900
Inter Parfums, Inc.	25,400	701,548
Medifast, Inc. *	13,279	371,413
Natural Health Trends Corp. (c)	12,400	610,824
See financial notes    25

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Nature's Sunshine Products, Inc.	15,000	177,750
Nutraceutical International Corp. *	12,300	301,350
Oil-Dri Corp. of America	6,887	216,114
Orchids Paper Products Co.	11,800	345,858
Revlon, Inc., Class A *	18,602	583,545
Synutra International, Inc. *(c)	23,200	132,472
USANA Health Sciences, Inc. *	9,100	1,170,260
WD-40 Co.	22,300	2,131,434
		9,962,853
Insurance 2.6%
Ambac Financial Group, Inc. *	66,900	1,080,435
American Equity Investment Life Holding Co.	120,864	3,103,788
AMERISAFE, Inc.	28,035	1,534,356
Argo Group International Holdings Ltd.	42,010	2,626,465
Atlas Financial Holdings, Inc. *	16,900	321,438
Baldwin & Lyons, Inc., Class B	13,000	301,990
Citizens, Inc. *(c)	80,500	676,200
CNO Financial Group, Inc.	296,168	5,689,387
Crawford & Co., Class B	44,000	264,000
Donegal Group, Inc., Class A	10,400	147,160
eHealth, Inc. *	23,600	282,020
EMC Insurance Group, Inc.	9,300	232,500
Employers Holdings, Inc.	44,900	1,188,503
Enstar Group Ltd. *	13,894	2,192,473
FBL Financial Group, Inc., Class A	13,968	878,587
Federated National Holding Co.	20,246	623,273
Fidelity & Guaranty Life	14,800	395,160
First American Financial Corp.	162,900	6,211,377
Global Indemnity plc *	10,755	305,550
Greenlight Capital Re Ltd., Class A *	42,789	939,646
Hallmark Financial Services, Inc. *	21,200	275,388
HCI Group, Inc.	13,800	601,818
Heritage Insurance Holdings, Inc. *	34,462	762,299
Horace Mann Educators Corp.	59,578	2,039,951
Independence Holding Co.	11,248	152,523
Infinity Property & Casualty Corp.	16,592	1,335,988
James River Group Holdings Ltd.	18,600	547,398
Kansas City Life Insurance Co.	5,700	279,471
Kemper Corp.	65,014	2,322,300
Maiden Holdings Ltd.	76,900	1,195,795
MBIA, Inc. *	212,784	1,598,008
National General Holdings Corp.	58,700	1,156,977
National Interstate Corp.	12,498	358,693
National Western Life Group, Inc., Class A	3,494	901,417
OneBeacon Insurance Group Ltd., Class A	33,400	480,626
Patriot National, Inc. *	15,800	200,660
Primerica, Inc.	77,500	3,691,325
RLI Corp.	64,420	3,919,957
Safety Insurance Group, Inc.	22,770	1,319,522
Selective Insurance Group, Inc.	84,514	3,083,916
State Auto Financial Corp.	24,726	589,715
State National Cos., Inc.	46,500	419,895
Stewart Information Services Corp.	34,100	1,369,797
Symetra Financial Corp.	110,600	3,509,338
Security	Number of Shares	Value ($)
The Navigators Group, Inc. *	16,470	1,405,714
Third Point Reinsurance Ltd. *	128,260	1,753,314
United Fire Group, Inc.	32,300	1,201,237
United Insurance Holdings Corp.	24,400	403,088
Universal Insurance Holdings, Inc.	48,122	1,518,249
		67,388,687
Materials 3.8%
A. Schulman, Inc.	45,609	1,636,907
AEP Industries, Inc. *	5,800	464,000
AK Steel Holding Corp. *(c)	262,900	759,781
American Vanguard Corp.	40,900	548,469
Axiall Corp.	108,121	2,189,450
Balchem Corp.	46,900	3,203,270
Berry Plastics Group, Inc. *	180,257	6,038,609
Boise Cascade Co. *	60,800	1,819,744
Calgon Carbon Corp.	79,785	1,372,302
Carpenter Technology Corp.	75,144	2,503,047
Century Aluminum Co. *	73,400	265,708
Chase Corp.	10,300	457,423
Chemtura Corp. *	101,185	3,231,849
Clearwater Paper Corp. *	30,000	1,512,900
Cliffs Natural Resources, Inc. (c)	227,759	628,615
Coeur Mining, Inc. *	205,013	553,535
Commercial Metals Co.	172,600	2,480,262
Core Molding Technologies, Inc. *	11,000	220,440
Deltic Timber Corp.	16,721	1,036,033
Ferro Corp. *	105,100	1,312,699
Flotek Industries, Inc. *	78,900	1,428,090
FutureFuel Corp.	40,400	622,564
Globe Specialty Metals, Inc.	94,500	1,192,590
Greif, Inc., Class A	44,194	1,448,679
H.B. Fuller Co.	74,694	2,837,625
Handy & Harman Ltd. *	4,800	114,000
Hawkins, Inc.	15,500	642,320
Haynes International, Inc.	17,525	691,361
Headwaters, Inc. *	110,000	2,260,500
Hecla Mining Co.	545,640	1,129,475
Horsehead Holding Corp. *(c)	83,900	238,276
Innophos Holdings, Inc.	30,300	1,287,447
Innospec, Inc.	35,600	1,966,544
Intrepid Potash, Inc. *	89,300	344,698
Kaiser Aluminum Corp.	26,243	2,133,293
KapStone Paper & Packaging Corp.	127,503	2,773,190
KMG Chemicals, Inc.	12,300	258,792
Koppers Holdings, Inc.	30,900	585,864
Kraton Performance Polymers, Inc. *	44,835	914,186
Kronos Worldwide, Inc.	30,700	242,530
Louisiana-Pacific Corp. *	215,472	3,805,236
LSB Industries, Inc. *	28,000	438,200
Materion Corp.	31,829	959,644
Minerals Technologies, Inc.	52,522	3,095,647
Myers Industries, Inc.	34,900	544,789
Neenah Paper, Inc.	24,753	1,668,600
Olin Corp.	246,648	4,730,709
Olympic Steel, Inc.	12,200	116,754
OMNOVA Solutions, Inc. *	65,700	471,726
P.H. Glatfelter Co.	63,800	1,237,720
PolyOne Corp.	135,876	4,543,693
26    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Quaker Chemical Corp.	20,100	1,595,538
Rayonier Advanced Materials, Inc.	55,842	514,863
Real Industry, Inc. *	32,714	310,783
Rentech, Inc. *	44,190	258,512
Ryerson Holding Corp. *(c)	14,000	81,900
Schnitzer Steel Industries, Inc., Class A	37,800	637,308
Schweitzer-Mauduit International, Inc.	44,700	1,735,254
Senomyx, Inc. *	62,400	308,880
Sensient Technologies Corp.	70,614	4,608,976
Stepan Co.	28,500	1,508,505
Stillwater Mining Co. *	182,900	1,708,286
Summit Materials, Inc., Class A *	35,015	737,416
SunCoke Energy, Inc.	96,800	480,128
TimkenSteel Corp.	63,644	677,172
Trecora Resources *	27,400	390,176
Tredegar Corp.	35,100	500,526
Trinseo S.A. *(c)	15,600	506,220
Tronox Ltd., Class A	90,200	560,142
United States Lime & Minerals, Inc.	2,700	131,895
US Concrete, Inc. *	21,700	1,203,482
Valhi, Inc. (c)	25,000	61,750
Wausau Paper Corp.	58,500	597,285
Worthington Industries, Inc.	73,817	2,266,182
		98,340,964
Media 1.6%
AMC Entertainment Holdings, Inc., Class A	31,500	862,155
Carmike Cinemas, Inc. *	37,900	970,619
Central European Media Enterprises Ltd., Class A *(c)	109,100	235,656
Crown Media Holdings, Inc., Class A *	46,700	270,393
Cumulus Media, Inc., Class A *	197,200	90,535
Daily Journal Corp. *	2,000	409,400
DreamWorks Animation SKG, Inc., Class A *	115,430	2,336,303
Entercom Communications Corp., Class A *	43,000	474,720
Entravision Communications Corp., Class A	98,600	863,736
Eros International plc *(c)	41,690	465,677
Global Eagle Entertainment, Inc. *	65,900	877,788
Gray Television, Inc. *	92,193	1,464,947
Harte-Hanks, Inc.	75,416	320,518
Hemisphere Media Group, Inc. *(c)	12,300	166,419
IMAX Corp. *	92,000	3,531,880
Journal Media Group, Inc.	34,919	427,409
Loral Space & Communications, Inc. *	20,500	916,555
Martha Stewart Living Omnimedia, Inc., Class A *	58,700	354,548
MDC Partners, Inc., Class A	64,480	1,339,894
Media General, Inc. *	143,286	2,129,230
Meredith Corp.	55,600	2,614,312
National CineMedia, Inc.	86,800	1,232,560
New Media Investment Group, Inc.	64,082	1,031,720
Security	Number of Shares	Value ($)
Nexstar Broadcasting Group, Inc., Class A	47,055	2,504,738
Reading International, Inc., Class A *	23,000	356,500
Rentrak Corp. *(c)	20,391	1,125,175
Saga Communications, Inc., Class A	6,400	275,328
Scholastic Corp.	38,469	1,572,228
SFX Entertainment, Inc. *(c)	64,800	60,270
Sinclair Broadcast Group, Inc., Class A	96,902	2,908,029
Sizmek, Inc. *	36,700	217,631
The E.W. Scripps Co., Class A	89,271	1,969,318
The New York Times Co., Class A	200,751	2,665,973
Time, Inc.	160,186	2,976,256
Townsquare Media, Inc., Class A *	10,100	110,696
Tribune Publishing Co.	35,717	337,169
World Wrestling Entertainment, Inc., Class A (c)	48,000	855,840
		41,322,125
Pharmaceuticals, Biotechnology & Life Sciences 8.3%
Abeona Therapeutics, Inc. *(c)	14,621	57,753
ACADIA Pharmaceuticals, Inc. *	123,016	4,283,417
Accelerate Diagnostics, Inc. *(c)	33,300	558,441
Acceleron Pharma, Inc. *	34,327	1,071,346
Achillion Pharmaceuticals, Inc. *	170,889	1,336,352
Acorda Therapeutics, Inc. *	64,939	2,340,402
Adamas Pharmaceuticals, Inc. *	14,272	210,655
Aduro Biotech, Inc. *(c)	11,881	320,906
Advaxis, Inc. *(c)	44,111	489,191
Aegerion Pharmaceuticals, Inc. *(c)	43,100	632,708
Aerie Pharmaceuticals, Inc. *	29,844	680,742
Affimed N.V. *	22,114	140,203
Affymetrix, Inc. *	110,900	1,020,280
Agenus, Inc. *	110,054	501,846
Agile Therapeutics, Inc. *(c)	13,462	106,888
Aimmune Therapeutics, Inc. *	15,600	234,780
Akebia Therapeutics, Inc. *	34,547	308,159
Albany Molecular Research, Inc. *	40,600	732,424
Alder Biopharmaceuticals, Inc. *	33,946	1,085,593
Alimera Sciences, Inc. *(c)	45,500	136,955
AMAG Pharmaceuticals, Inc. *	50,131	2,005,240
Amicus Therapeutics, Inc. *	176,904	1,326,780
Amphastar Pharmaceuticals, Inc. *	42,926	508,244
Anacor Pharmaceuticals, Inc. *	62,396	7,013,934
ANI Pharmaceuticals, Inc. *	10,100	422,584
Anthera Pharmaceuticals, Inc. *	51,939	299,688
Applied Genetic Technologies Corp. *	17,400	208,800
Aratana Therapeutics, Inc. *	43,300	302,667
Ardelyx, Inc. *(c)	23,940	392,137
Arena Pharmaceuticals, Inc. *	365,000	689,850
ARIAD Pharmaceuticals, Inc. *	241,800	1,653,912
Array BioPharma, Inc. *	220,479	1,128,852
Arrowhead Research Corp. *(c)	98,400	506,760
Assembly Biosciences, Inc. *	20,668	198,413
Asterias Biotherapeutics, Inc. *(c)	15,125	69,273
Atara Biotherapeutics, Inc. *	24,043	619,588
aTyr Pharma, Inc. *(c)	8,518	106,134
See financial notes    27

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Avalanche Biotechnologies, Inc. *	28,209	237,802
Axovant Sciences Ltd. *(c)	19,600	238,924
Bellicum Pharmaceuticals, Inc. *	14,200	177,642
BioCryst Pharmaceuticals, Inc. *	102,800	924,172
BioDelivery Sciences International, Inc. *(c)	79,500	427,710
BioSpecifics Technologies Corp. *	8,000	467,280
BioTime, Inc. *(c)	83,500	314,795
Blueprint Medicines Corp. *	13,264	266,474
Calithera Biosciences, Inc. *(c)	19,000	162,260
Cambrex Corp. *	47,100	2,165,187
Cara Therapeutics, Inc. *	27,617	391,333
Carbylan Therapeutics, Inc. *	15,751	56,704
Catabasis Pharmaceuticals, Inc. *(c)	5,500	38,390
Catalent, Inc. *	122,399	3,253,365
Catalyst Pharmaceuticals, Inc. *	107,345	339,210
Celldex Therapeutics, Inc. *	147,500	1,778,850
Cellular Biomedicine Group, Inc. *(c)	14,309	300,489
Cempra, Inc. *(c)	46,278	1,027,372
Cepheid *	108,500	3,623,900
ChemoCentryx, Inc. *(c)	35,000	244,650
Chiasma, Inc. *(c)	10,000	227,400
Chimerix, Inc. *	69,186	2,710,707
Cidara Therapeutics, Inc. *	4,559	62,094
Clovis Oncology, Inc. *	42,000	4,196,220
Coherus Biosciences, Inc. *	33,961	945,814
Collegium Pharmaceutical, Inc. *(c)	8,736	160,480
Concert Pharmaceuticals, Inc. *	21,722	493,307
Corcept Therapeutics, Inc. *	86,506	319,207
Corium International, Inc. *(c)	12,013	83,370
CorMedix, Inc. *(c)	45,377	115,258
CTI BioPharma, Corp. *(c)	297,500	395,675
Curis, Inc. *	158,654	323,654
Cytokinetics, Inc. *	45,900	395,199
CytRx Corp. *(c)	81,800	227,404
Depomed, Inc. *	86,900	1,520,750
Dermira, Inc. *	24,700	666,653
Dicerna Pharmaceuticals, Inc. *	21,814	218,576
Durect Corp. *	163,276	333,083
Dyax Corp. *	221,213	6,089,994
Dynavax Technologies Corp. *	52,100	1,183,191
Eagle Pharmaceuticals, Inc. *(c)	12,424	791,533
Emergent Biosolutions, Inc. *	43,700	1,404,955
Enanta Pharmaceuticals, Inc. *	22,222	624,216
Endocyte, Inc. *(c)	50,400	259,056
Epizyme, Inc. *(c)	41,759	546,625
Esperion Therapeutics, Inc. *(c)	18,670	448,080
Exact Sciences Corp. *(c)	139,762	1,164,217
Exelixis, Inc. *(c)	326,972	1,968,371
Fibrocell Science, Inc. *(c)	34,944	133,486
FibroGen, Inc. *	69,009	1,608,600
Five Prime Therapeutics, Inc. *	33,300	1,070,595
Flex Pharma, Inc. *(c)	9,700	109,901
Flexion Therapeutics, Inc. *	19,943	328,661
Fluidigm Corp. *	43,100	465,911
Foamix Pharmaceuticals Ltd. *	32,336	230,556
Foundation Medicine, Inc. *(c)	20,500	459,610
Galena Biopharma, Inc. *(c)	265,000	445,200
Genocea Biosciences, Inc. *	26,625	127,534
Security	Number of Shares	Value ($)
Genomic Health, Inc. *	22,700	474,884
Geron Corp. *	231,200	802,264
Global Blood Therapeutics, Inc. *	9,600	447,648
Halozyme Therapeutics, Inc. *	154,500	2,417,925
Harvard Bioscience, Inc. *	74,929	220,291
Heron Therapeutics, Inc. *(c)	43,660	1,197,157
Heska Corp. *	8,091	248,879
Idera Pharmaceuticals, Inc. *(c)	151,729	418,772
Ignyta, Inc. *	35,845	367,053
Immune Design, Corp. *	16,243	211,159
ImmunoGen, Inc. *	128,000	1,497,600
Immunomedics, Inc. *(c)	175,000	523,250
Impax Laboratories, Inc. *	105,400	3,650,002
INC Research Holdings, Inc., Class A *	19,400	809,174
Infinity Pharmaceuticals, Inc. *	68,300	706,905
Inovio Pharmaceuticals, Inc. *(c)	120,362	761,891
Insmed, Inc. *	92,314	1,831,510
Insys Therapeutics, Inc. *	37,079	955,155
Intersect ENT, Inc. *	26,368	505,211
Intra-Cellular Therapies, Inc. *	31,300	1,497,705
Invitae Corp. *(c)	14,200	108,204
Ironwood Pharmaceuticals, Inc. *	196,700	2,234,512
Karyopharm Therapeutics, Inc. *(c)	33,263	444,061
Keryx Biopharmaceuticals, Inc. *(c)	150,634	674,840
Kite Pharma, Inc. *(c)	43,742	2,976,643
La Jolla Pharmaceutical Co. *	21,579	539,259
Lannett Co., Inc. *(c)	41,300	1,849,001
Lexicon Pharmaceuticals, Inc. *(c)	58,700	558,237
Ligand Pharmaceuticals, Inc. *	25,843	2,334,915
Lion Biotechnologies, Inc. *	64,872	419,722
Loxo Oncology, Inc. *	8,900	208,082
Luminex Corp. *	70,400	1,281,280
MacroGenics, Inc. *	49,449	1,536,380
MannKind Corp. *(c)	355,984	1,178,307
Medgenics, Inc. *(c)	23,712	155,314
Merrimack Pharmaceuticals, Inc. *	166,400	1,554,176
MiMedx Group, Inc. *(c)	156,150	1,136,772
Mirati Therapeutics, Inc. *	18,048	638,538
Momenta Pharmaceuticals, Inc. *	87,686	1,438,927
Myriad Genetics, Inc. *(c)	102,586	4,141,397
NanoString Technologies, Inc. *	24,100	349,691
NantKwest, Inc. *(c)	8,400	99,960
Natera, Inc. *	13,000	107,250
Navidea Biopharmaceuticals, Inc. *(c)	221,100	446,622
Nektar Therapeutics *	194,571	2,309,558
NeoGenomics, Inc. *	89,888	633,710
Neos Therapeutics, Inc. *	7,600	107,616
Neurocrine Biosciences, Inc. *	129,903	6,376,938
NewLink Genetics Corp. *	33,100	1,266,737
Nivalis Therapeutics, Inc. *	6,800	54,536
Northwest Biotherapeutics, Inc. *(c)	70,700	345,016
Novavax, Inc. *	411,321	2,776,417
Ocata Therapeutics, Inc. *(c)	48,125	211,750
Ocular Therapeutix, Inc. *	18,570	160,259
Omeros Corp. *(c)	57,100	715,463
OncoMed Pharmaceuticals, Inc. *(c)	24,500	490,245
Oncothyreon, Inc. *	151,709	449,059
28    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Ophthotech Corp. *	37,643	1,879,515
Orexigen Therapeutics, Inc. *(c)	151,187	459,608
Organovo Holdings, Inc. *(c)	154,441	464,867
Osiris Therapeutics, Inc. (c)	30,400	517,712
Otonomy, Inc. *	21,039	455,284
OvaScience, Inc. *(c)	33,901	439,696
Pacific Biosciences of California, Inc. *(c)	85,600	607,760
Pacira Pharmaceuticals, Inc. *	53,400	2,667,330
Paratek Pharmaceuticals, Inc. *	17,408	302,203
PAREXEL International Corp. *	82,880	5,231,386
PDL BioPharma, Inc.	239,600	1,097,368
Peregrine Pharmaceuticals, Inc. *(c)	255,100	285,712
Pernix Therapeutics Holdings, Inc. *(c)	48,800	137,128
Pfenex, Inc. *	23,397	423,018
Phibro Animal Health Corp., Class A	25,500	850,680
Portola Pharmaceuticals, Inc. *	70,200	3,342,222
POZEN, Inc. *(c)	35,400	207,090
PRA Health Sciences, Inc. *	30,500	1,068,720
Prestige Brands Holdings, Inc. *	80,900	3,964,909
Progenics Pharmaceuticals, Inc. *	106,000	778,040
Proteon Therapeutics, Inc. *	10,998	150,673
Prothena Corp. plc *	45,853	2,361,888
PTC Therapeutics, Inc. *	48,936	1,217,038
Radius Health, Inc. *	50,314	3,231,668
Raptor Pharmaceutical Corp. *	119,565	651,629
Regulus Therapeutics, Inc. *(c)	39,681	263,879
Relypsa, Inc. *	46,624	745,518
Repligen Corp. *	49,100	1,632,084
Retrophin, Inc. *	55,293	1,057,755
Revance Therapeutics, Inc. *(c)	22,308	873,804
Rigel Pharmaceuticals, Inc. *	153,400	389,636
Sage Therapeutics, Inc. *	19,895	999,326
Sagent Pharmaceuticals, Inc. *	29,769	500,417
Sangamo BioSciences, Inc. *	99,700	702,885
Sarepta Therapeutics, Inc. *	60,900	1,465,254
SciClone Pharmaceuticals, Inc. *	78,000	594,360
Sequenom, Inc. *(c)	166,100	290,675
Seres Therapeutics, Inc. *(c)	12,000	355,680
Sorrento Therapeutics, Inc. *	39,855	344,347
Spark Therapeutics, Inc. *(c)	12,500	673,750
Spectrum Pharmaceuticals, Inc. *	114,300	595,503
Stemline Therapeutics, Inc. *	28,000	248,920
Sucampo Pharmaceuticals, Inc., Class A *	40,218	778,620
Supernus Pharmaceuticals, Inc. *	50,200	828,300
Synergy Pharmaceuticals, Inc. *(c)	140,600	901,246
Synta Pharmaceuticals Corp. *(c)	191,800	128,506
T2 Biosystems, Inc. *(c)	9,200	102,304
Teligent, Inc. *(c)	58,900	428,203
TESARO, Inc. *	35,100	1,595,997
Tetraphase Pharmaceuticals, Inc. *	52,053	470,039
TG Therapeutics, Inc. *	59,050	730,449
The Medicines Co. *	97,228	3,329,087
TherapeuticsMD, Inc. *	200,755	1,178,432
Theravance Biopharma, Inc. *(c)	34,500	515,775
Theravance, Inc. (c)	130,100	1,142,278
Threshold Pharmaceuticals, Inc. *	88,794	338,305
Tobira Therapeutics, Inc. *(c)	4,229	42,628
Security	Number of Shares	Value ($)
Tokai Pharmaceuticals, Inc. *(c)	17,900	197,795
Trevena, Inc. *	50,234	483,251
Trovagene, Inc. *(c)	35,347	152,346
Ultragenyx Pharmaceutical, Inc. *	57,341	5,696,828
Vanda Pharmaceuticals, Inc. *(c)	60,600	650,844
Verastem, Inc. *	47,100	86,664
Versartis, Inc. *(c)	31,735	327,823
Vitae Pharmaceuticals, Inc. *	18,478	219,519
Vital Therapies, Inc. *(c)	23,347	181,406
VIVUS, Inc. *(c)	190,400	239,904
vTv Therapeutics, Inc., Class A *	7,000	51,380
XBiotech, Inc. *(c)	5,538	78,529
Xencor, Inc. *	40,028	433,503
XenoPort, Inc. *	98,100	599,391
XOMA Corp. *(c)	150,400	183,488
Zafgen, Inc. *	23,672	227,961
ZIOPHARM Oncology, Inc. *(c)	166,564	1,897,164
Zogenix, Inc. *	40,225	474,253
ZS Pharma, Inc. *	28,002	1,820,410
Zynerba Pharmaceuticals, Inc. *(c)	4,700	59,173
		215,946,116
Real Estate 9.6%
Acadia Realty Trust	102,257	3,363,233
AG Mortgage Investment Trust, Inc.	41,300	628,173
Agree Realty Corp.	25,500	825,690
Alexander & Baldwin, Inc.	72,560	2,738,414
Alexander's, Inc.	3,041	1,200,861
Altisource Asset Management Corp. *	1,385	34,071
Altisource Portfolio Solutions S.A. *	19,887	533,171
Altisource Residential Corp.	87,800	1,263,442
American Assets Trust, Inc.	55,100	2,323,016
American Capital Mortgage Investment Corp.	76,700	1,112,917
American Residential Properties, Inc.	47,200	782,104
Anworth Mortgage Asset Corp.	147,000	701,190
Apollo Commercial Real Estate Finance, Inc.	87,200	1,448,392
Apollo Residential Mortgage, Inc.	50,875	654,761
Ares Commercial Real Estate Corp.	41,900	517,046
Armada Hoffler Properties, Inc.	40,500	434,970
ARMOUR Residential REIT, Inc.	63,829	1,309,771
Ashford Hospitality Prime, Inc.	42,487	624,559
Ashford Hospitality Trust, Inc.	128,682	885,332
AV Homes, Inc. *	24,800	328,352
Bluerock Residential Growth REIT, Inc.	21,808	255,590
Campus Crest Communities, Inc.	112,200	743,886
Capstead Mortgage Corp.	145,829	1,407,250
CareTrust REIT, Inc.	67,965	769,364
CatchMark Timber Trust, Inc., Class A	52,409	573,879
Cedar Realty Trust, Inc.	119,200	833,208
Chambers Street Properties	345,419	2,445,567
Chatham Lodging Trust	55,134	1,262,017
Chesapeake Lodging Trust	86,985	2,395,567
See financial notes    29

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Colony Capital, Inc., Class A	163,826	3,332,221
Consolidated-Tomoka Land Co.	7,600	389,500
CorEnergy Infrastructure Trust, Inc.	97,500	498,225
CoreSite Realty Corp.	36,400	2,000,180
Cousins Properties, Inc.	326,001	3,273,050
CubeSmart	247,243	6,878,300
CyrusOne, Inc.	100,404	3,542,253
CYS Investments, Inc.	246,361	1,901,907
DCT Industrial Trust, Inc.	133,626	4,960,197
DiamondRock Hospitality Co.	303,517	3,545,079
DuPont Fabros Technology, Inc.	95,424	3,062,156
Dynex Capital, Inc.	77,200	511,836
Easterly Government Properties, Inc.	21,600	377,568
EastGroup Properties, Inc.	48,090	2,700,734
Education Realty Trust, Inc.	72,713	2,611,124
EPR Properties	84,900	4,823,169
Equity One, Inc.	111,931	2,975,126
FelCor Lodging Trust, Inc.	215,913	1,738,100
First Industrial Realty Trust, Inc.	163,237	3,538,978
First Potomac Realty Trust	90,700	1,069,353
Forestar Group, Inc. *	49,700	703,255
Franklin Street Properties Corp.	134,065	1,396,957
FRP Holdings, Inc. *	8,700	287,100
Getty Realty Corp.	39,242	662,405
Gladstone Commercial Corp.	34,300	549,143
Government Properties Income Trust	100,847	1,641,789
Gramercy Property Trust, Inc.	86,322	1,957,783
Great Ajax Corp.	9,400	121,542
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	48,845	879,699
Hatteras Financial Corp.	145,051	2,075,680
Healthcare Realty Trust, Inc. (c)	147,981	3,900,779
Hersha Hospitality Trust	72,925	1,750,929
Highwoods Properties, Inc.	138,207	6,005,094
Hudson Pacific Properties, Inc.	109,311	3,123,015
Independence Realty Trust, Inc.	39,209	307,399
InfraREIT, Inc.	34,700	828,636
Inland Real Estate Corp.	133,336	1,180,024
Invesco Mortgage Capital, Inc.	188,006	2,265,472
Investors Real Estate Trust	187,002	1,518,456
iStar, Inc. *	131,700	1,704,198
Kennedy-Wilson Holdings, Inc.	140,587	3,447,193
Kite Realty Group Trust	126,439	3,339,254
Ladder Capital Corp.	55,962	798,018
LaSalle Hotel Properties	168,379	4,952,026
Lexington Realty Trust	314,774	2,782,602
LTC Properties, Inc.	52,651	2,256,095
Mack-Cali Realty Corp.	130,100	2,830,976
Marcus & Millichap, Inc. *	19,579	853,057
Medical Properties Trust, Inc.	353,767	3,997,567
Monmouth Real Estate Investment Corp.	84,500	879,645
Monogram Residential Trust, Inc.	247,724	2,442,559
National Health Investors, Inc.	56,468	3,316,930
National Storage Affiliates Trust	33,821	508,668
New Residential Investment Corp.	346,497	4,203,009
New Senior Investment Group, Inc.	133,669	1,339,363
New York Mortgage Trust, Inc. (c)	175,200	995,136
Security	Number of Shares	Value ($)
New York REIT, Inc.	249,088	2,839,603
NexPoint Residential Trust, Inc.	30,669	404,217
One Liberty Properties, Inc.	18,700	440,572
Orchid Island Capital, Inc. (c)	36,959	328,196
Parkway Properties, Inc.	128,593	2,151,361
Pebblebrook Hotel Trust	108,000	3,691,440
Pennsylvania Real Estate Investment Trust	106,167	2,386,634
PennyMac Mortgage Investment Trust	109,021	1,593,887
Physicians Realty Trust	101,150	1,616,377
Potlatch Corp.	60,403	1,886,990
Preferred Apartment Communities, Inc., Class A	26,197	286,857
PS Business Parks, Inc.	29,938	2,568,381
QTS Realty Trust, Inc., Class A	41,439	1,782,291
RAIT Financial Trust	154,400	748,840
Ramco-Gershenson Properties Trust	120,921	2,031,473
RE/MAX Holdings, Inc., Class A	16,800	632,856
Redwood Trust, Inc.	123,500	1,640,080
Resource Capital Corp.	49,037	629,635
Retail Opportunity Investments Corp.	150,247	2,723,978
Rexford Industrial Realty, Inc.	88,116	1,334,957
RLJ Lodging Trust	195,135	4,895,937
Rouse Properties, Inc.	54,500	958,655
Ryman Hospitality Properties, Inc.	64,985	3,418,211
Sabra Health Care REIT, Inc.	94,996	2,154,509
Saul Centers, Inc.	13,400	751,338
Select Income REIT	94,928	1,917,546
Silver Bay Realty Trust Corp.	56,433	914,215
Sovran Self Storage, Inc.	53,417	5,334,756
STAG Industrial, Inc.	94,500	1,939,140
Starwood Waypoint Residential Trust	57,400	1,412,040
STORE Capital Corp.	56,600	1,283,122
Strategic Hotels & Resorts, Inc. *	407,984	5,752,574
Summit Hotel Properties, Inc.	125,500	1,641,540
Sun Communities, Inc.	70,536	4,727,323
Sunstone Hotel Investors, Inc.	308,208	4,456,688
Tejon Ranch Co. *	19,092	430,143
Terreno Realty Corp.	62,600	1,400,988
The Geo Group, Inc.	109,980	3,549,055
The St. Joe Co. *(c)	99,000	1,962,180
UMH Properties, Inc.	31,900	315,491
United Development Funding IV (c)	44,425	764,110
Universal Health Realty Income Trust	19,444	966,172
Urban Edge Properties	132,087	3,135,745
Urstadt Biddle Properties, Inc., Class A	47,174	948,197
Washington Real Estate Investment Trust	99,282	2,681,607
Western Asset Mortgage Capital Corp. (c)	59,656	681,272
Whitestone REIT	41,700	515,412
Xenia Hotels & Resorts, Inc.	170,562	2,957,545
		251,510,438
30    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Retailing 4.3%
1-800-Flowers.com, Inc., Class A *	34,800	345,564
Abercrombie & Fitch Co., Class A	103,963	2,202,976
America's Car-Mart, Inc. *	11,500	393,760
American Eagle Outfitters, Inc.	293,215	4,480,325
Asbury Automotive Group, Inc. *	40,485	3,206,412
Ascena Retail Group, Inc. *	259,463	3,456,047
Barnes & Noble Education, Inc. *	46,395	684,326
Barnes & Noble, Inc.	73,410	953,596
bebe stores, Inc. (c)	51,449	57,108
Big 5 Sporting Goods Corp.	34,384	314,614
Big Lots, Inc.	73,300	3,379,130
Blue Nile, Inc. *	19,000	647,900
Boot Barn Holdings, Inc. *	21,411	321,165
Build-A-Bear Workshop, Inc. *	18,100	281,636
Burlington Stores, Inc. *	113,791	5,471,071
Caleres, Inc.	68,275	2,086,484
Chico's FAS, Inc.	212,351	2,934,691
Christopher & Banks Corp. *	51,800	75,628
Citi Trends, Inc.	24,846	660,158
Conn's, Inc. *(c)	40,600	770,182
Core-Mark Holding Co., Inc.	34,641	2,815,967
Destination XL Group, Inc. *	56,400	329,376
Etsy, Inc. *(c)	35,663	388,727
EVINE Live, Inc. *	56,000	144,480
Express, Inc. *	124,098	2,395,091
Fenix Parts, Inc. *(c)	27,427	215,851
Five Below, Inc. *	79,600	2,733,464
Francesca's Holdings Corp. *	62,800	892,388
Fred's, Inc., Class A	52,800	730,224
FTD Cos., Inc. *	28,097	795,707
Genesco, Inc. *	36,744	2,302,012
Group 1 Automotive, Inc.	35,300	3,069,335
Guess?, Inc.	94,900	1,997,645
Haverty Furniture Cos., Inc.	30,300	709,323
Hibbett Sports, Inc. *	37,575	1,283,562
HSN, Inc.	49,555	3,064,977
Kirkland's, Inc.	27,800	639,122
Lands' End, Inc. *(c)	24,200	597,256
Liberty TripAdvisor Holdings, Inc., Class A *	112,911	3,521,694
Lithia Motors, Inc., Class A	33,937	3,983,864
Lumber Liquidators Holdings, Inc. *(c)	39,398	544,480
MarineMax, Inc. *	37,700	595,660
Mattress Firm Holding Corp. *(c)	29,616	1,260,753
Monro Muffler Brake, Inc.	46,546	3,452,317
Nutrisystem, Inc.	39,948	923,997
Ollie's Bargain Outlet Holdings, Inc. *	11,900	188,615
Outerwall, Inc. (c)	28,700	1,722,000
Overstock.com, Inc. *	15,500	242,730
Party City Holdco, Inc. *	33,816	535,307
PetMed Express, Inc. (c)	29,500	496,190
Pier 1 Imports, Inc. (c)	140,400	1,041,768
Pool Corp.	65,028	5,302,383
Rent-A-Center, Inc.	77,385	1,423,110
Restoration Hardware Holdings, Inc. *	49,241	5,076,255
Select Comfort Corp. *	75,512	1,600,854
Shoe Carnival, Inc.	24,850	558,380
Security	Number of Shares	Value ($)
Shutterfly, Inc. *	56,947	2,375,259
Sonic Automotive, Inc., Class A	50,774	1,266,304
Sportsman's Warehouse Holdings, Inc. *	23,000	247,480
Stage Stores, Inc.	46,827	455,627
Stein Mart, Inc.	44,300	392,498
Systemax, Inc. *	14,500	134,415
The Buckle, Inc. (c)	41,664	1,476,572
The Cato Corp., Class A	42,404	1,601,175
The Children's Place, Inc.	29,690	1,593,462
The Container Store Group, Inc. *(c)	25,200	287,532
The Finish Line, Inc., Class A	71,619	1,334,262
The Men's Wearhouse, Inc.	72,769	2,909,305
The Pep Boys - Manny, Moe & Jack *	75,800	1,140,032
Tile Shop Holdings, Inc. *	41,100	596,361
Tilly's, Inc., Class A *	12,600	91,854
Travelport Worldwide Ltd.	154,462	2,092,960
Tuesday Morning Corp. *	65,800	355,978
Vitamin Shoppe, Inc. *	45,400	1,302,526
VOXX International Corp. *	31,300	161,508
Wayfair, Inc., Class A *(c)	28,698	1,213,065
West Marine, Inc. *	24,500	249,410
Weyco Group, Inc.	9,100	258,349
Winmark Corp.	3,000	302,250
Zumiez, Inc. *	30,100	526,148
		112,661,969
Semiconductors & Semiconductor Equipment 3.3%
Advanced Energy Industries, Inc. *	59,437	1,680,878
Advanced Micro Devices, Inc. *(c)	974,643	2,066,243
Alpha & Omega Semiconductor Ltd. *	28,000	248,640
Ambarella, Inc. *(c)	46,100	2,279,184
Amkor Technology, Inc. *	152,218	946,796
Applied Micro Circuits Corp. *	114,365	741,085
Axcelis Technologies, Inc. *	188,400	527,520
Brooks Automation, Inc.	95,831	1,057,974
Cabot Microelectronics Corp. *	35,700	1,505,469
Cascade Microtech, Inc. *	18,700	286,484
Cavium, Inc. *	82,300	5,839,185
CEVA, Inc. *	32,336	755,692
Cirrus Logic, Inc. *	95,900	2,956,597
Cohu, Inc.	46,700	587,953
Diodes, Inc. *	54,281	1,243,035
DSP Group, Inc. *	31,400	317,140
Entegris, Inc. *	210,800	2,704,564
Exar Corp. *	58,500	332,865
Fairchild Semiconductor International, Inc. *	178,942	2,984,753
FormFactor, Inc. *	94,273	776,810
Inphi Corp. *	60,433	1,799,090
Integrated Device Technology, Inc. *	220,089	5,612,269
Integrated Silicon Solution, Inc.	46,000	1,034,080
Intersil Corp., Class A	190,700	2,583,985
IXYS Corp.	32,400	403,704
Kopin Corp. *	100,300	267,801
Lattice Semiconductor Corp. *	170,200	779,516
See financial notes    31

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
M/A-COM Technology Solutions Holdings, Inc. *	36,753	1,240,046
Mattson Technology, Inc. *	93,954	219,852
MaxLinear, Inc., Class A *	73,260	952,380
Microsemi Corp. *	141,981	5,112,736
MKS Instruments, Inc.	80,189	2,825,860
Monolithic Power Systems, Inc.	58,400	3,645,328
Nanometrics, Inc. *	40,600	620,368
NeoPhotonics Corp. *	41,863	346,207
NVE Corp.	6,500	385,385
OmniVision Technologies, Inc. *	87,073	2,513,798
PDF Solutions, Inc. *	44,800	473,088
Pericom Semiconductor Corp.	31,900	556,655
Photronics, Inc. *	92,837	890,307
PMC-Sierra, Inc. *	269,300	3,210,056
Power Integrations, Inc.	45,362	2,295,771
Rambus, Inc. *	167,900	1,732,728
Rudolph Technologies, Inc. *	46,700	597,293
Semtech Corp. *	100,229	1,754,008
Sigma Designs, Inc. *	48,758	429,558
Silicon Laboratories, Inc. *	63,550	3,175,594
Synaptics, Inc. *	55,600	4,731,004
Tessera Technologies, Inc.	77,959	2,726,226
Ultra Clean Holdings, Inc. *	43,300	211,304
Ultratech, Inc. *	47,700	745,551
Veeco Instruments, Inc. *	57,339	1,033,249
Xcerra Corp. *	84,400	585,736
		85,329,400
Software & Services 9.4%
6D Global Technologies, Inc. *(b)(c)	24,294	53,022
A10 Networks, Inc. *	45,219	324,672
ACI Worldwide, Inc. *	172,052	4,120,645
Actua Corp. *	57,600	797,760
Acxiom Corp. *	117,600	2,601,312
Alarm.com Holdings, Inc. *(c)	8,200	103,730
Amber Road, Inc. *	27,400	110,148
American Software, Inc., Class A	45,000	460,350
Angie's List, Inc. *(c)	60,200	465,346
Apigee Corp. *(c)	7,000	67,550
Appfolio, Inc., Class A *(c)	6,300	110,313
Aspen Technology, Inc. *	128,199	5,306,157
AVG Technologies N.V. *	58,258	1,380,715
Bankrate, Inc. *	98,300	1,166,821
Barracuda Networks, Inc. *	11,600	222,488
Bazaarvoice, Inc. *	107,400	475,782
Benefitfocus, Inc. *	11,390	364,024
Blackbaud, Inc.	70,769	4,436,509
Blackhawk Network Holdings, Inc. *	80,202	3,415,001
Blucora, Inc. *	63,100	618,380
Bottomline Technologies de, Inc. *	63,700	1,763,216
Box, Inc., Class A *	20,500	255,840
Brightcove, Inc. *	49,900	309,380
BroadSoft, Inc. *	42,200	1,349,134
CACI International, Inc., Class A *	35,158	3,411,732
Callidus Software, Inc. *	86,000	1,493,820
Carbonite, Inc. *	26,000	263,120
Cardtronics, Inc. *	67,600	2,332,200
Care.com, Inc. *(c)	23,800	143,038
Security	Number of Shares	Value ($)
Cass Information Systems, Inc.	17,640	920,102
ChannelAdvisor Corp. *	30,400	265,088
Ciber, Inc. *	120,800	431,256
Cimpress N.V. *(c)	49,500	3,905,550
Code Rebel Corp. *(c)	2,500	12,425
CommVault Systems, Inc. *	68,247	2,765,368
comScore, Inc. *	50,800	2,173,224
Constant Contact, Inc. *	46,785	1,221,089
Convergys Corp.	146,000	3,747,820
Cornerstone OnDemand, Inc. *	82,700	2,605,050
CSG Systems International, Inc.	51,100	1,712,872
Cvent, Inc. *	36,000	1,137,960
Datalink Corp. *	27,300	199,290
Demandware, Inc. *	50,610	2,869,587
DHI Group, Inc. *	73,100	661,555
Digimarc Corp. *(c)	10,300	231,338
Digital Turbine, Inc. *(c)	65,944	109,467
EarthLink Holdings Corp.	147,381	1,260,108
Ebix, Inc. (c)	38,300	1,062,059
Ellie Mae, Inc. *	44,100	3,218,418
Endurance International Group Holdings, Inc. *	82,802	1,103,751
EnerNOC, Inc. *	42,000	329,280
Envestnet, Inc. *	54,700	1,633,342
EPAM Systems, Inc. *	72,383	5,598,825
Epiq Systems, Inc.	48,100	663,780
Euronet Worldwide, Inc. *	76,982	6,177,036
Everi Holdings, Inc. *	103,300	483,444
EVERTEC, Inc.	96,400	1,758,336
Everyday Health, Inc. *	26,939	253,227
ExlService Holdings, Inc. *	50,592	2,239,202
Fair Isaac Corp.	46,041	4,252,807
Five9, Inc. *	33,000	142,890
Fleetmatics Group plc *	57,800	3,217,148
Forrester Research, Inc.	16,017	516,869
Gigamon, Inc. *	39,600	1,038,708
Globant S.A. *(c)	21,151	731,190
Glu Mobile, Inc. *	170,358	701,875
Gogo, Inc. *(c)	82,000	1,158,660
GrubHub, Inc. *(c)	112,476	2,697,175
GTT Communications, Inc. *	32,943	616,693
Guidance Software, Inc. *	31,700	178,788
Guidewire Software, Inc. *	103,927	6,051,669
Heartland Payment Systems, Inc.	53,800	3,981,200
Hortonworks, Inc. *	12,500	243,250
HubSpot, Inc. *	29,889	1,550,641
Imperva, Inc. *	39,742	2,806,580
Infoblox, Inc. *	86,300	1,407,553
Interactive Intelligence Group, Inc. *	23,473	759,117
Internap Corp. *	96,000	648,960
Intralinks Holdings, Inc. *	61,600	539,000
j2 Global, Inc.	71,228	5,523,731
Jive Software, Inc. *	82,300	400,801
Limelight Networks, Inc. *	90,900	185,436
Lionbridge Technologies, Inc. *	99,900	538,461
Liquidity Services, Inc. *	35,400	289,926
LivePerson, Inc. *	78,700	613,860
LogMeIn, Inc. *	35,600	2,398,016
Luxoft Holding, Inc. *	26,670	1,777,289
Manhattan Associates, Inc. *	111,088	8,092,761
32    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
ManTech International Corp., Class A	34,500	997,050
Marchex, Inc., Class B	48,200	208,224
Marin Software, Inc. *	38,600	138,188
Marketo, Inc. *	53,589	1,577,124
MAXIMUS, Inc.	98,817	6,739,319
MaxPoint Interactive, Inc. *	7,439	35,856
Mentor Graphics Corp.	149,167	4,057,342
MicroStrategy, Inc., Class A *	14,162	2,436,855
MINDBODY, Inc., Class A *(c)	9,300	145,452
MobileIron, Inc. *(c)	76,236	294,271
Model N, Inc. *	28,300	285,830
ModusLink Global Solutions, Inc. *	58,700	169,643
MoneyGram International, Inc. *	42,800	432,708
Monotype Imaging Holdings, Inc.	58,600	1,602,124
Monster Worldwide, Inc. *	133,500	837,045
NeuStar, Inc., Class A *(c)	83,179	2,261,637
New Relic, Inc. *	10,300	408,395
NIC, Inc.	96,800	1,836,296
OPOWER, Inc. *(c)	34,311	331,101
Park City Group, Inc. *(c)	14,000	163,100
Paycom Software, Inc. *	48,107	1,828,547
Paylocity Holding Corp. *	21,145	709,838
Pegasystems, Inc.	53,200	1,483,748
Perficient, Inc. *	49,897	834,278
PFSweb, Inc. *	18,923	303,146
Progress Software Corp. *	74,620	1,811,774
Proofpoint, Inc. *	59,700	4,205,268
PROS Holdings, Inc. *	34,000	816,680
Q2 Holdings, Inc. *	31,493	776,302
QAD, Inc., Class A	14,100	360,114
Qlik Technologies, Inc. *	136,621	4,285,801
Qualys, Inc. *	35,526	1,254,778
QuinStreet, Inc. *	44,900	249,195
Quotient Technology, Inc. *(c)	99,832	553,069
Rapid7, Inc. *(c)	9,900	203,544
RealNetworks, Inc. *	52,657	204,309
RealPage, Inc. *	76,600	1,294,540
Reis, Inc.	11,900	289,646
RetailMeNot, Inc. *	53,000	465,870
RingCentral, Inc., Class A *	82,168	1,520,108
Rocket Fuel, Inc. *(c)	26,900	123,740
Rovi Corp. *	135,536	1,240,154
Sapiens International Corp. N.V.	43,366	512,153
Science Applications International Corp.	67,484	3,094,816
SciQuest, Inc. *	48,200	571,652
Seachange International, Inc. *	46,700	302,149
ServiceSource International, Inc. *	105,500	450,485
Shutterstock, Inc. *(c)	32,660	930,157
Silver Spring Networks, Inc. *	51,400	673,854
SPS Commerce, Inc. *	25,500	1,831,410
Stamps.com, Inc. *	21,700	1,640,737
Sykes Enterprises, Inc. *	60,293	1,748,497
Synchronoss Technologies, Inc. *	58,562	2,060,211
Syntel, Inc. *	45,800	2,154,432
Take-Two Interactive Software, Inc. *	125,312	4,160,358
Tangoe, Inc. *	56,800	470,304
TechTarget, Inc. *	31,700	295,761
TeleCommunication Systems, Inc., Class A *	67,800	277,302
Security	Number of Shares	Value ($)
Telenav, Inc. *	40,000	288,000
TeleTech Holdings, Inc.	27,200	791,520
Textura, Corp. *(c)	27,400	804,464
The Hackett Group, Inc.	40,800	607,104
The Rubicon Project, Inc. *	42,361	642,193
TiVo, Inc. *	150,203	1,363,843
Travelzoo, Inc. *	9,800	87,612
TrueCar, Inc. *(c)	69,159	424,636
TubeMogul, Inc. *(c)	29,288	349,992
Tyler Technologies, Inc. *	49,952	8,509,823
Unisys Corp. *	77,550	1,039,170
United Online, Inc. *	18,164	212,156
Varonis Systems, Inc. *	15,900	253,923
VASCO Data Security International, Inc. *(c)	45,900	872,559
Verint Systems, Inc. *	92,360	4,394,489
VirnetX Holding Corp. *(c)	65,700	249,660
Virtusa Corp. *	44,900	2,578,607
Web.com Group, Inc. *	66,800	1,567,796
WebMD Health Corp. *	58,570	2,381,456
Wix.com Ltd. *	26,100	577,332
Workiva, Inc. *(c)	14,300	237,094
Xactly Corp. *	8,500	79,050
XO Group, Inc. *	39,800	602,174
Xoom Corp. *	45,400	1,132,276
Xura, Inc. *	32,070	829,972
Yodlee, Inc. *	25,168	422,319
Zendesk, Inc. *	80,794	1,625,575
Zix Corp. *	88,900	460,502
		246,064,692
Technology Hardware & Equipment 4.9%
ADTRAN, Inc.	70,800	1,099,524
Aerohive Networks, Inc. *(c)	31,800	214,332
Agilysys, Inc. *	24,000	272,880
Alliance Fiber Optic Products, Inc.	24,500	333,445
Anixter International, Inc. *	42,024	2,882,006
Applied Optoelectronics, Inc. *	21,700	447,454
Avid Technology, Inc. *	44,342	374,690
AVX Corp.	72,454	978,129
Badger Meter, Inc.	21,940	1,329,125
Bel Fuse, Inc., Class B	14,100	254,223
Belden, Inc.	64,008	4,098,432
Benchmark Electronics, Inc. *	81,294	1,607,995
Black Box Corp.	24,092	294,163
CalAmp Corp. *	53,500	1,014,360
Calix, Inc. *	58,800	411,012
Checkpoint Systems, Inc.	61,644	461,097
Ciena Corp. *	187,974	4,537,692
Clearfield, Inc. *(c)	16,700	234,301
Coherent, Inc. *	34,489	1,869,304
Comtech Telecommunications Corp.	25,300	611,248
Control4 Corp. *(c)	31,800	207,972
Cray, Inc. *	59,800	1,771,874
CTS Corp.	52,200	948,996
Daktronics, Inc.	59,300	575,210
Diebold, Inc.	97,533	3,596,042
Digi International, Inc. *	33,900	437,310
DTS, Inc. *	24,942	742,274
Eastman Kodak Co. *(c)	25,900	324,268
See financial notes    33

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Electro Rent Corp.	25,200	261,576
Electronics for Imaging, Inc. *	69,188	3,213,091
EMCORE Corp. *	34,290	234,544
ePlus, Inc. *	9,200	776,664
Extreme Networks, Inc. *	135,200	485,368
Fabrinet *	51,500	1,116,005
FARO Technologies, Inc. *	25,200	851,508
FEI Co.	62,514	4,512,886
Finisar Corp. *	157,500	1,790,775
GSI Group, Inc. *	48,200	651,182
Harmonic, Inc. *	133,500	768,960
II-VI, Inc. *	76,900	1,393,428
Imation Corp. *	38,856	78,489
Immersion Corp. *	46,379	601,999
Infinera Corp. *	202,804	4,007,407
Insight Enterprises, Inc. *	60,100	1,526,540
InterDigital, Inc.	54,600	2,770,404
InvenSense, Inc. *(c)	113,500	1,352,920
Itron, Inc. *	57,869	2,125,528
Ixia *	90,364	1,302,145
Kimball Electronics, Inc. *	38,700	440,793
Knowles Corp. *(c)	133,397	2,222,394
KVH Industries, Inc. *	30,800	301,840
Littelfuse, Inc.	33,200	3,317,676
Mercury Systems, Inc. *	54,201	930,089
Mesa Laboratories, Inc.	4,800	536,880
Methode Electronics, Inc.	56,300	1,876,479
MTS Systems Corp.	21,775	1,437,803
Multi-Fineline Electronix, Inc. *	12,100	224,818
NETGEAR, Inc. *	45,500	1,883,700
NetScout Systems, Inc. *	136,500	4,896,255
Newport Corp. *	57,700	871,847
Nimble Storage, Inc. *	77,777	1,757,760
Novatel Wireless, Inc. *(c)	52,496	112,866
Oclaro, Inc. *(c)	137,300	402,289
OSI Systems, Inc. *	29,900	2,576,782
Park Electrochemical Corp.	32,946	538,338
PC Connection, Inc.	17,700	411,348
Plantronics, Inc.	52,230	2,800,573
Plexus Corp. *	50,262	1,740,070
Polycom, Inc. *	202,700	2,793,206
QLogic Corp. *	127,468	1,580,603
Quantum Corp. *	324,083	272,230
RealD, Inc. *	60,400	614,268
Rofin-Sinar Technologies, Inc. *	40,036	1,159,443
Rogers Corp. *	27,867	1,296,373
Ruckus Wireless, Inc. *	108,800	1,227,264
Sanmina Corp. *	126,100	2,606,487
ScanSource, Inc. *	43,405	1,497,907
ShoreTel, Inc. *	105,257	993,626
Silicon Graphics International Corp. *	53,400	233,358
Sonus Networks, Inc. *	72,111	476,654
Stratasys Ltd. *(c)	77,206	1,968,753
Super Micro Computer, Inc. *	55,826	1,574,851
SYNNEX Corp.	43,400	3,838,296
Tech Data Corp. *	54,767	3,986,490
TTM Technologies, Inc. *	91,192	665,702
Ubiquiti Networks, Inc. *(c)	44,472	1,297,693
Universal Display Corp. *	61,652	2,115,280
ViaSat, Inc. *	63,319	4,176,521
Violin Memory, Inc. *(c)	117,600	189,336
Security	Number of Shares	Value ($)
Vishay Intertechnology, Inc.	205,828	2,181,777
Vishay Precision Group, Inc. *	16,500	193,545
		127,971,040
Telecommunication Services 0.9%
8x8, Inc. *	127,000	1,353,820
Atlantic Tele-Network, Inc.	15,200	1,161,584
Boingo Wireless, Inc. *	51,500	398,095
Cincinnati Bell, Inc. *	303,745	1,145,119
Cogent Communications Holdings, Inc.	71,600	2,199,552
Consolidated Communications Holdings, Inc.	76,274	1,685,655
FairPoint Communications, Inc. *	28,900	463,556
General Communication, Inc., Class A *	50,300	1,024,359
Globalstar, Inc. *(c)	745,589	1,342,060
Hawaiian Telcom Holdco, Inc. *	16,213	369,981
IDT Corp., Class B	31,300	405,335
inContact, Inc. *	101,000	898,900
Inteliquent, Inc.	54,500	1,129,240
Intelsat S.A. *	40,100	265,462
Iridium Communications, Inc. *(c)	116,700	958,107
Lumos Networks Corp.	37,200	482,112
NTELOS Holdings Corp. *	26,050	239,400
ORBCOMM, Inc. *	82,700	491,238
Pacific DataVision, Inc. *(c)	17,805	498,896
Premiere Global Services, Inc. *	70,000	957,600
Shenandoah Telecommunications Co.	34,800	1,628,292
Spok Holdings, Inc.	36,600	659,898
Straight Path Communications, Inc., Class B *(c)	13,015	403,465
Vonage Holdings Corp. *	285,200	1,731,164
Windstream Holdings, Inc. (c)	141,164	918,978
		22,811,868
Transportation 1.5%
Air Transport Services Group, Inc. *	72,100	705,859
Allegiant Travel Co.	20,281	4,004,483
ArcBest Corp.	40,572	1,050,815
Atlas Air Worldwide Holdings, Inc. *	37,400	1,542,376
Celadon Group, Inc.	39,100	566,168
Covenant Transport Group, Inc., Class A *	15,994	308,684
Eagle Bulk Shipping, Inc. *	29,680	181,048
Echo Global Logistics, Inc. *	45,275	1,077,092
Forward Air Corp.	45,682	2,072,136
Golden Ocean Group Ltd. (c)	112,200	221,034
Hawaiian Holdings, Inc. *	71,700	2,487,990
Heartland Express, Inc.	74,000	1,393,420
Hub Group, Inc., Class A *	54,498	2,178,830
Knight Transportation, Inc.	96,600	2,455,572
Marten Transport Ltd.	42,465	696,001
Matson, Inc.	64,831	2,971,205
Navios Maritime Holdings, Inc.	116,400	245,604
P.A.M. Transportation Services, Inc. *	4,000	142,840
Park-Ohio Holdings Corp.	13,600	469,200
34    See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Radiant Logistics, Inc. *	36,754	145,913
Republic Airways Holdings, Inc. *	74,100	426,816
Roadrunner Transportation Systems, Inc. *	40,900	435,176
Safe Bulkers, Inc.	57,100	175,868
Saia, Inc. *	37,900	894,819
Scorpio Bulkers, Inc. *	486,900	681,660
SkyWest, Inc.	73,612	1,401,572
Swift Transportation Co. *	130,000	2,031,900
Ultrapetrol Bahamas Ltd. *	33,800	15,213
Universal Truckload Services, Inc. (c)	11,747	187,717
USA Truck, Inc. *	14,200	258,156
UTi Worldwide, Inc. *	137,300	978,949
Virgin America, Inc. *	38,288	1,363,436
Werner Enterprises, Inc.	66,349	1,755,595
Wesco Aircraft Holdings, Inc. *	88,900	1,107,694
XPO Logistics, Inc. *(c)	105,402	2,925,960
YRC Worldwide, Inc. *	47,200	861,872
		40,418,673
Utilities 3.8%
Abengoa Yield plc (c)	73,784	1,367,217
ALLETE, Inc.	72,099	3,620,091
American States Water Co.	55,800	2,273,850
Artesian Resources Corp., Class A	10,500	255,780
Atlantic Power Corp. (c)	217,000	442,680
Avista Corp.	94,430	3,196,455
Black Hills Corp.	65,398	2,993,920
California Water Service Group	71,574	1,600,395
Chesapeake Utilities Corp.	23,400	1,221,714
Cleco Corp.	89,400	4,738,200
Connecticut Water Service, Inc.	15,000	552,150
Consolidated Water Co., Ltd.	20,376	225,562
Dynegy, Inc. *	192,800	3,746,104
El Paso Electric Co.	60,303	2,331,917
Genie Energy Ltd., Class B *	16,911	191,771
IDACORP, Inc.	76,243	5,096,845
MGE Energy, Inc.	50,940	2,102,294
Middlesex Water Co.	25,485	656,748
New Jersey Resources Corp.	126,700	4,013,856
Northwest Natural Gas Co.	39,895	1,905,784
NorthWestern Corp.	70,069	3,797,039
NRG Yield, Inc., Class A	59,933	822,880
NRG Yield, Inc., Class C	91,524	1,321,607
ONE Gas, Inc.	79,000	3,858,360
Ormat Technologies, Inc.	54,873	2,069,810
Otter Tail Corp.	54,253	1,488,702
Pattern Energy Group, Inc. (c)	80,800	1,889,912
Piedmont Natural Gas Co., Inc.	117,906	6,757,193
PNM Resources, Inc.	118,200	3,323,784
Portland General Electric Co.	133,008	4,931,937
SJW Corp.	24,600	780,558
South Jersey Industries, Inc.	101,320	2,685,993
Southwest Gas Corp.	70,696	4,344,976
Spark Energy, Inc., Class A	6,900	117,024
Talen Energy Corp. *	127,547	1,107,108
TerraForm Global, Inc., Class A *	56,000	427,280
The Empire District Electric Co.	62,100	1,400,355
The Laclede Group, Inc.	65,871	3,858,064
The York Water Co.	19,200	445,056
Security	Number of Shares	Value ($)
UIL Holdings Corp.	84,010	4,283,670
Unitil Corp.	22,100	783,887
Vivint Solar, Inc. *(c)	27,000	319,410
WGL Holdings, Inc.	74,033	4,607,074
		97,955,012
Total Common Stock
(Cost $1,996,193,500)		2,590,361,425

Rights 0.0% of net assets
Automobiles & Components 0.0%
Furiex Pharmaceuticals CVR *(a)(b)	11,000	107,470
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Omthera Pharmaceutical CVR *(a)(b)	8,400	—
Telecommunication Services 0.0%
Leap Wireless CVR *(a)(b)	84,700	213,444
Total Rights
(Cost $320,914)		320,914

Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(a)(b)	24,500	—
Total Warrants
(Cost $—)		—

Other Investment Company 6.4% of net assets
Securities Lending Collateral 6.4%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	166,858,920	166,858,920
Total Other Investment Company
(Cost $166,858,920)		166,858,920
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets
Time Deposit 0.4%
Sumitomo Mitsui Banking Corp.
0.03%, 11/02/15	10,766,144	10,766,144
Total Short-Term Investment
(Cost $10,766,144)		10,766,144

End of Investments.

See financial notes    35

Schwab Small-Cap Index Fund
Portfolio Holdings continued

At 10/31/15, tax basis cost of the fund's investments was $2,184,722,405 and the unrealized appreciation and depreciation were $844,629,291 and ($261,044,293), respectively, with a net unrealized appreciation of $583,584,998.
*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $320,914 or 0.0% of net assets.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $161,902,253.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 12/18/15	106	12,277,980	45,208
36    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.2%	Common Stock	2,804,713,777	4,440,133,759
0.0%	Rights	32,982	32,760
0.0%	Warrants	—	—
0.8%	Other Investment Company	36,468,372	36,468,372
1.5%	Short-Term Investments	67,205,632	67,205,632
101.5%	Total Investments	2,908,420,763	4,543,840,523
(1.5%)	Other Assets and Liabilities, Net		(66,982,719)
100.0%	Net Assets		4,476,857,804

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets
Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	13,400	296,944
Autoliv, Inc. (c)	18,600	2,255,064
BorgWarner, Inc.	44,800	1,918,336
Cooper Tire & Rubber Co.	8,900	371,931
Cooper-Standard Holding, Inc. *	2,500	162,600
Dana Holding Corp.	35,200	591,360
Delphi Automotive plc	55,685	4,632,435
Dorman Products, Inc. *	5,000	233,400
Drew Industries, Inc.	5,400	323,082
Federal-Mogul Holdings Corp. *	22,200	172,050
Ford Motor Co.	751,740	11,133,269
General Motors Co.	283,885	9,910,425
Gentex Corp.	59,600	976,844
Gentherm, Inc. *	5,307	260,892
Harley-Davidson, Inc.	42,093	2,081,499
Horizon Global Corp. *	3,717	32,673
Johnson Controls, Inc.	132,500	5,986,350
Lear Corp.	14,000	1,750,840
LookSmart Group, Inc. *(b)	160	—
Modine Manufacturing Co. *	12,100	101,277
Pyxis Tankers, Inc. *	25	108
Remy International, Inc.	2,946	86,878
Standard Motor Products, Inc.	7,500	331,875
Stoneridge, Inc. *	13,100	166,239
Strattec Security Corp.	1,500	89,730
Tenneco, Inc. *	10,080	570,427
Tesla Motors, Inc. *	19,170	3,966,848
Security	Number of Shares	Value ($)
The Goodyear Tire & Rubber Co.	53,637	1,761,439
Thor Industries, Inc.	7,500	405,600
Tower International, Inc. *	5,564	152,843
Visteon Corp. *	8,000	872,560
Winnebago Industries, Inc.	7,400	155,326
		51,751,144
Banks 6.0%
1st Source Corp.	6,080	193,101
Ameris Bancorp	6,348	199,962
Arrow Financial Corp.	3,526	97,318
Associated Banc-Corp.	25,000	483,500
Astoria Financial Corp.	19,300	308,028
BancFirst Corp.	2,300	141,749
BancorpSouth, Inc.	16,112	401,672
Bank Mutual Corp.	18,268	132,260
Bank of America Corp.	2,052,101	34,434,255
Bank of Hawaii Corp.	10,000	654,800
Bank of the Ozarks, Inc.	22,800	1,140,456
BankUnited, Inc.	26,896	999,993
Banner Corp.	5,571	273,369
BB&T Corp.	156,332	5,807,734
BBCN Bancorp, Inc.	19,100	320,689
Beneficial Bancorp, Inc. *	9,899	137,299
Berkshire Hills Bancorp, Inc.	8,000	228,800
BNC Bancorp	11,012	247,219
BofI Holding, Inc. *	2,100	168,021
BOK Financial Corp.	3,740	251,253
Boston Private Financial Holdings, Inc.	20,729	237,554
Brookline Bancorp, Inc.	11,705	132,852
Bryn Mawr Bank Corp.	3,400	99,042
Camden National Corp.	2,500	97,725
Capital Bank Financial Corp., Class A	10,300	332,690
Capital City Bank Group, Inc.	6,875	106,150
Capitol Federal Financial, Inc.	21,963	285,080
Cardinal Financial Corp.	3,700	84,101
Cathay General Bancorp	16,006	500,988
CenterState Banks, Inc.	17,590	256,462
Central Pacific Financial Corp.	10,269	229,615
Century Bancorp, Inc., Class A	800	35,560
Chemical Financial Corp.	8,683	294,614
CIT Group, Inc.	38,200	1,642,600
Citigroup, Inc.	591,989	31,476,055
Citizens Financial Group, Inc.	85,700	2,082,510
City Holding Co.	4,800	229,584
Columbia Banking System, Inc.	9,951	331,567
Comerica, Inc.	39,159	1,699,501
Commerce Bancshares, Inc.	18,579	846,273
Community Bank System, Inc.	10,700	436,132
Community Trust Bancorp, Inc.	2,735	94,275
Cullen/Frost Bankers, Inc.	12,600	862,344
CVB Financial Corp.	19,411	338,722
Dime Community Bancshares, Inc.	6,875	119,281
Eagle Bancorp, Inc. *	5,760	274,176
East West Bancorp, Inc.	29,100	1,175,349
Essent Group Ltd. *	14,900	359,090
EverBank Financial Corp.	15,400	265,804
F.N.B. Corp.	31,061	418,392
Fifth Third Bancorp	166,314	3,168,282
See financial notes    37

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
First BanCorp (Puerto Rico) *	56,579	214,434
First Busey Corp.	6,733	140,518
First Citizens BancShares, Inc., Class A	1,900	486,666
First Commonwealth Financial Corp.	24,904	228,868
First Financial Bancorp	10,339	199,336
First Financial Bankshares, Inc. (c)	18,200	605,332
First Financial Corp.	2,600	89,102
First Horizon National Corp.	45,216	641,163
First Interstate BancSystem, Inc., Class A	8,900	252,404
First Merchants Corp.	9,041	237,145
First Midwest Bancorp, Inc.	15,825	282,002
First Niagara Financial Group, Inc.	58,465	605,113
First Republic Bank	28,724	1,875,964
First United Corp. *	2,200	19,008
FirstMerit Corp.	27,289	512,760
Flagstar Bancorp, Inc. *	8,060	179,254
Flushing Financial Corp.	6,800	143,072
Fulton Financial Corp.	28,262	379,276
Glacier Bancorp, Inc.	10,497	287,198
Great Southern Bancorp, Inc.	3,400	164,322
Great Western Bancorp, Inc.	13,000	367,380
Hancock Holding Co.	12,344	340,694
Hanmi Financial Corp.	7,000	178,500
Heartland Financial USA, Inc.	2,500	92,100
Heritage Financial Corp.	6,135	113,007
Hilltop Holdings, Inc. *	14,975	314,026
Home BancShares, Inc.	11,500	493,580
Hudson City Bancorp, Inc.	106,731	1,080,118
Huntington Bancshares, Inc.	177,099	1,942,776
IBERIABANK Corp.	6,075	368,327
Independent Bank Corp., Massachusetts	5,700	266,418
Independent Bank Corp., Michigan	431	6,241
International Bancshares Corp.	13,484	363,394
Investors Bancorp, Inc.	58,997	738,052
JPMorgan Chase & Co.	727,563	46,745,923
Kearny Financial Corp.	12,423	148,455
KeyCorp	192,190	2,387,000
Lakeland Financial Corp.	3,700	166,241
LegacyTexas Financial Group, Inc.	8,700	249,690
LendingTree, Inc. *	2,444	296,604
M&T Bank Corp.	26,666	3,195,920
MainSource Financial Group, Inc.	5,535	119,777
MB Financial, Inc.	13,857	446,750
Merchants Bancshares, Inc.	3,650	115,048
MGIC Investment Corp. *	62,600	588,440
MutualFirst Financial, Inc.	2,000	46,840
National Bank Holdings Corp., Class A	12,800	282,368
National Penn Bancshares, Inc.	32,675	393,407
Nationstar Mortgage Holdings, Inc. *	10,200	135,354
NBT Bancorp, Inc.	11,500	323,265
New York Community Bancorp, Inc.	94,285	1,557,588
Northfield Bancorp, Inc.	15,765	241,520
Northrim BanCorp, Inc.	4,281	118,241
Northwest Bancshares, Inc.	19,350	260,451
OceanFirst Financial Corp.	7,150	131,989
Ocwen Financial Corp. *(c)	18,620	130,154
Security	Number of Shares	Value ($)
OFG Bancorp	8,163	75,181
Old National Bancorp	16,800	235,200
Oritani Financial Corp.	6,000	95,520
PacWest Bancorp	19,833	893,278
Park National Corp.	4,845	439,538
People's United Financial, Inc.	79,087	1,261,438
Peoples Financial Corp. *	3,000	27,210
PHH Corp. *	7,186	105,634
Pinnacle Financial Partners, Inc.	6,475	340,715
Popular, Inc.	19,720	583,120
Premier Financial Bancorp, Inc.	2,645	38,961
PrivateBancorp, Inc.	13,000	543,790
Prosperity Bancshares, Inc.	11,300	580,594
Provident Financial Holdings, Inc.	4,350	74,559
Provident Financial Services, Inc.	14,017	284,825
Radian Group, Inc.	34,300	496,321
Regions Financial Corp.	273,873	2,560,713
Renasant Corp.	8,910	308,553
Republic Bancorp, Inc., Class A	6,521	165,829
S&T Bancorp, Inc.	4,400	140,272
Sandy Spring Bancorp, Inc.	5,900	162,250
Seacoast Banking Corp of Florida *	3,936	60,929
Shore Bancshares, Inc.	1,250	12,388
Signature Bank *	11,500	1,712,580
Simmons First National Corp., Class A	4,000	206,160
South State Corp.	5,584	432,760
Southside Bancshares, Inc.	4,978	133,908
Southwest Bancorp, Inc.	7,800	131,898
State Bank Financial Corp.	6,200	132,680
Sterling Bancorp	19,185	295,257
Stock Yards Bancorp, Inc.	3,670	138,286
Suffolk Bancorp	4,600	137,494
Sun Bancorp, Inc. *	3,863	77,299
SunTrust Banks, Inc.	106,857	4,436,703
SVB Financial Group *	11,800	1,440,426
Synovus Financial Corp.	28,042	886,968
TCF Financial Corp.	32,100	494,019
Texas Capital Bancshares, Inc. *	7,800	430,560
TFS Financial Corp.	19,500	342,420
The First of Long Island Corp.	6,000	166,620
The PNC Financial Services Group, Inc.	102,842	9,282,519
Timberland Bancorp, Inc.	2,000	24,260
Tompkins Financial Corp.	4,024	218,423
Towne Bank	21,600	463,536
TriCo Bancshares	5,682	149,778
TrustCo Bank Corp.	20,657	128,693
Trustmark Corp.	14,762	354,731
U.S. Bancorp	325,537	13,731,151
UMB Financial Corp.	7,774	381,548
Umpqua Holdings Corp.	51,951	867,582
Union Bankshares Corp.	12,893	322,970
United Bankshares, Inc.	12,300	486,465
United Community Banks, Inc.	11,678	235,428
United Financial Bancorp, Inc.	14,699	190,793
Valley National Bancorp	77,242	811,041
Walker & Dunlop, Inc. *	9,700	281,397
Walter Investment Management Corp. *(c)	5,325	63,687
Washington Federal, Inc.	14,942	372,654
Washington Trust Bancorp, Inc.	3,600	139,680
38    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Webster Financial Corp.	15,963	592,227
Wells Fargo & Co.	918,113	49,706,638
WesBanco, Inc.	7,756	253,233
Westamerica Bancorp	5,200	229,892
Western Alliance Bancorp *	16,600	593,450
Wilshire Bancorp, Inc.	9,900	105,831
Wintrust Financial Corp.	8,900	449,361
WSFS Financial Corp.	6,000	190,620
Zions Bancorp	42,725	1,229,198
		270,362,065
Capital Goods 7.4%
3M Co.	122,357	19,235,744
A.O. Smith Corp.	17,500	1,344,350
AAON, Inc.	10,279	210,411
AAR Corp.	8,400	190,596
Actuant Corp., Class A	10,280	234,384
Acuity Brands, Inc.	9,100	1,989,260
AECOM *	31,725	934,936
Aegion Corp. *	4,300	82,947
Aerojet Rocketdyne Holdings, Inc. *	11,600	196,504
Aerovironment, Inc. *	4,200	96,894
AGCO Corp.	15,462	748,206
Air Lease Corp.	17,400	586,554
Aircastle Ltd.	14,100	319,506
Alamo Group, Inc.	2,500	117,300
Albany International Corp., Class A	6,718	252,395
Allegion plc	17,433	1,136,109
Allison Transmission Holdings, Inc.	38,555	1,106,528
Altra Industrial Motion Corp.	4,300	113,778
American Railcar Industries, Inc. (c)	4,500	259,740
American Science & Engineering, Inc.	2,000	74,960
American Superconductor Corp. *	520	2,824
American Woodmark Corp. *	4,000	290,800
AMETEK, Inc.	50,659	2,777,126
Apogee Enterprises, Inc.	6,600	326,898
Applied Industrial Technologies, Inc.	6,525	269,548
Armstrong World Industries, Inc. *	8,495	421,522
Astec Industries, Inc.	5,700	185,250
Astronics Corp. *	2,550	96,416
AZZ, Inc.	5,700	315,381
B/E Aerospace, Inc.	22,900	1,075,155
Babcock & Wilcox Enterprises, Inc. *	8,700	147,726
Barnes Group, Inc.	11,200	421,008
Beacon Roofing Supply, Inc. *	16,100	569,779
Blount International, Inc. *	15,900	96,513
Breeze-Eastern Corp. *	500	10,200
Briggs & Stratton Corp.	11,400	202,578
Builders FirstSource, Inc. *	17,100	202,122
BWX Technologies, Inc.	17,400	492,420
Carlisle Cos., Inc.	15,000	1,305,000
Caterpillar, Inc.	121,269	8,851,424
Chart Industries, Inc. *	4,400	75,636
Chicago Bridge & Iron Co., N.V.	17,800	798,686
CIRCOR International, Inc.	3,750	172,200
CLARCOR, Inc.	14,800	737,928
Colfax Corp. *	16,400	442,144
Columbus McKinnon Corp.	4,300	80,367
Comfort Systems USA, Inc.	7,700	245,861
Security	Number of Shares	Value ($)
Crane Co.	8,000	421,120
Cubic Corp.	4,500	201,825
Cummins, Inc.	32,400	3,353,724
Curtiss-Wright Corp.	9,100	632,996
Danaher Corp.	116,974	10,914,844
Deere & Co.	59,754	4,660,812
DigitalGlobe, Inc. *	12,322	183,967
Donaldson Co., Inc.	22,100	667,420
Dover Corp.	29,661	1,911,058
Ducommun, Inc. *	3,200	69,248
DXP Enterprises, Inc. *	1,700	51,442
Dycom Industries, Inc. *	5,300	403,277
Dynamic Materials Corp.	6,800	48,484
Eaton Corp. plc	89,977	5,030,614
EMCOR Group, Inc.	12,700	613,156
Emerson Electric Co.	129,408	6,111,940
Encore Wire Corp.	4,600	196,742
EnerSys	7,500	457,425
Engility Holdings, Inc.	4,116	132,494
EnPro Industries, Inc.	4,900	240,639
ESCO Technologies, Inc.	3,900	144,651
Esterline Technologies Corp. *	5,900	454,595
Fastenal Co. (c)	56,432	2,209,877
Federal Signal Corp.	12,800	192,768
Flowserve Corp.	27,700	1,284,172
Fluor Corp.	28,519	1,363,493
Fortune Brands Home & Security, Inc.	35,900	1,878,647
Franklin Electric Co., Inc.	9,700	319,712
FreightCar America, Inc.	2,500	45,450
FuelCell Energy, Inc. *	29,400	26,004
Furmanite Corp. *	7,200	50,040
GATX Corp.	8,900	415,630
Generac Holdings, Inc. *	12,500	394,500
General Cable Corp.	6,700	103,113
General Dynamics Corp.	59,200	8,795,936
General Electric Co.	1,978,012	57,204,107
Gibraltar Industries, Inc. *	6,300	159,516
Graco, Inc.	10,812	793,601
Granite Construction, Inc.	8,150	267,646
Great Lakes Dredge & Dock Corp. *	11,600	46,400
Griffon Corp.	15,100	259,418
H&E Equipment Services, Inc.	6,800	131,308
Hardinge, Inc.	4,800	45,408
Harsco Corp.	11,300	121,249
HD Supply Holdings, Inc. *	34,600	1,030,734
HEICO Corp.	5,175	261,027
HEICO Corp., Class A	6,000	262,080
Hexcel Corp.	16,400	759,648
Hillenbrand, Inc.	17,800	528,126
Honeywell International, Inc.	152,480	15,748,134
Hubbell, Inc., Class B	11,300	1,094,405
Huntington Ingalls Industries, Inc.	10,672	1,280,000
Hyster-Yale Materials Handling, Inc.	2,300	134,596
IDEX Corp.	19,025	1,460,359
Illinois Tool Works, Inc.	64,700	5,948,518
Ingersoll-Rand plc	51,700	3,063,742
Integrated Electrical Services, Inc. *	5,105	36,092
ITT Corp.	15,000	593,700
Jacobs Engineering Group, Inc. *	21,700	871,038
John Bean Technologies Corp.	4,983	223,537
See financial notes    39

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Joy Global, Inc.	17,550	301,509
Kadant, Inc.	3,001	123,401
Kaman Corp.	5,700	221,673
KBR, Inc.	24,000	442,560
Kennametal, Inc.	14,700	413,364
KLX, Inc. *	9,000	351,990
Kratos Defense & Security Solutions, Inc. *	10,180	50,798
L-3 Communications Holdings, Inc.	16,200	2,047,680
L.B. Foster Co., Class A	1,400	20,622
Lawson Products, Inc. *	5,500	143,055
Layne Christensen Co. *	4,500	28,530
Lennox International, Inc.	7,471	992,224
Lincoln Electric Holdings, Inc.	13,600	813,416
Lindsay Corp. (c)	3,100	210,118
Lockheed Martin Corp.	52,635	11,570,752
Lydall, Inc. *	5,500	188,265
Masco Corp.	69,200	2,006,800
Masonite International Corp. *	4,000	239,480
MasTec, Inc. *	15,750	264,127
Meritor, Inc. *	22,600	245,662
Moog, Inc., Class A *	7,587	468,573
MRC Global, Inc. *	15,600	185,640
MSC Industrial Direct Co., Inc., Class A	12,000	753,240
Mueller Industries, Inc.	11,800	371,936
Mueller Water Products, Inc., Class A	23,139	203,623
MYR Group, Inc. *	8,500	191,250
National Presto Industries, Inc.	2,900	255,345
Navistar International Corp. *	11,600	142,680
NCI Building Systems, Inc. *	14,480	151,461
NN, Inc.	1,800	24,840
Nordson Corp.	9,500	676,780
Nortek, Inc. *	3,200	196,320
Northrop Grumman Corp.	37,659	7,070,477
NOW, Inc. *	18,205	300,565
Omega Flex, Inc.	700	28,938
Orbital ATK, Inc.	11,194	958,430
Oshkosh Corp.	14,300	587,587
Owens Corning	26,800	1,220,204
PACCAR, Inc.	67,022	3,528,708
Parker-Hannifin Corp.	26,900	2,816,430
Pentair plc	34,885	1,950,769
Powell Industries, Inc.	2,800	93,296
Precision Castparts Corp.	27,002	6,232,332
Preformed Line Products Co.	1,000	42,500
Primoris Services Corp.	6,900	137,448
Proto Labs, Inc. *	4,800	311,232
Quanex Building Products Corp.	6,125	115,579
Quanta Services, Inc. *	46,271	930,510
Raven Industries, Inc.	5,600	101,976
Raytheon Co.	60,477	7,100,000
RBC Bearings, Inc. *	6,000	410,340
Regal Beloit Corp.	8,700	554,973
Rexnord Corp. *	29,900	552,552
Rockwell Automation, Inc.	28,431	3,103,528
Rockwell Collins, Inc.	24,200	2,098,624
Roper Technologies, Inc.	20,959	3,905,710
Rush Enterprises, Inc., Class A *	8,200	199,916
Sensata Technologies Holding N.V. *	34,800	1,673,532
Security	Number of Shares	Value ($)
Simpson Manufacturing Co., Inc.	6,200	235,476
Snap-on, Inc.	10,580	1,755,116
SolarCity Corp. *(c)	13,500	400,275
Spirit AeroSystems Holdings, Inc., Class A *	22,800	1,202,472
SPX Corp.	7,110	87,098
SPX FLOW, Inc. *	7,110	241,029
Standex International Corp.	3,000	269,160
Stanley Black & Decker, Inc.	29,213	3,095,994
Sun Hydraulics Corp.	5,600	164,024
TAL International Group, Inc. *	6,000	101,760
TASER International, Inc. *	11,800	276,238
Teledyne Technologies, Inc. *	6,757	602,927
Tennant Co.	4,200	243,264
Terex Corp.	18,400	369,104
Textainer Group Holdings Ltd. (c)	9,500	185,820
Textron, Inc.	56,100	2,365,737
The Boeing Co.	125,636	18,602,923
The Gorman-Rupp Co.	5,141	146,981
The Greenbrier Cos., Inc. (c)	5,800	220,632
The KEYW Holding Corp. *(c)	8,400	59,892
The Manitowoc Co., Inc. (c)	23,200	354,960
The Middleby Corp. *	11,500	1,344,810
The Timken Co.	13,100	413,960
The Toro Co.	10,600	797,862
Thermon Group Holdings, Inc. *	9,500	191,045
Titan International, Inc.	6,925	49,168
Titan Machinery, Inc. *	3,600	44,028
TransDigm Group, Inc. *	11,800	2,594,230
Trex Co., Inc. *	5,400	210,978
TriMas Corp. *	9,293	185,953
Trinity Industries, Inc.	28,300	766,081
Triumph Group, Inc.	8,100	377,298
Tutor Perini Corp. *	7,100	119,138
United Rentals, Inc. *	18,900	1,414,854
United Technologies Corp.	162,928	16,033,744
Universal Forest Products, Inc.	4,600	334,098
USG Corp. *	16,900	398,333
Valmont Industries, Inc.	4,300	466,292
Vectrus, Inc. *	1,938	48,198
Veritiv Corp. *	1,466	61,572
Vicor Corp. *	9,900	95,634
W.W. Grainger, Inc.	12,100	2,541,000
Wabash National Corp. *	11,200	134,064
WABCO Holdings, Inc. *	10,233	1,148,450
Wabtec Corp.	19,456	1,612,319
Watsco, Inc.	4,200	516,726
Watts Water Technologies, Inc., Class A	4,000	217,760
WESCO International, Inc. *	8,100	396,333
Woodward, Inc.	10,500	477,750
Xylem, Inc.	30,500	1,110,505
		331,556,753
Commercial & Professional Supplies 1.1%
ABM Industries, Inc.	7,200	204,480
Acacia Research Corp.	15,600	103,896
ACCO Brands Corp. *	42,001	338,948
AMREP Corp. *	2,500	11,000
ARC Document Solutions, Inc. *	7,000	43,540
Brady Corp., Class A	6,400	145,600
40    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Casella Waste Systems, Inc., Class A *	13,300	80,731
CDI Corp.	5,500	44,000
CEB, Inc.	5,500	411,180
Cenveo, Inc. *(c)	7,300	13,651
Cintas Corp.	19,650	1,829,218
Clean Harbors, Inc. *	9,100	423,059
Compx International, Inc.	2,000	22,480
Copart, Inc. *	27,218	985,564
Covanta Holding Corp.	26,400	442,464
CRA International, Inc. *	4,200	98,280
Deluxe Corp.	7,600	452,580
Ennis, Inc.	6,500	130,195
Equifax, Inc.	21,895	2,333,350
Essendant, Inc.	5,800	200,506
Exponent, Inc.	6,600	339,306
FTI Consulting, Inc. *	5,700	193,857
G&K Services, Inc., Class A	4,100	269,862
GP Strategies Corp. *	1,500	37,635
Healthcare Services Group, Inc.	12,656	471,563
Heidrick & Struggles International, Inc.	5,000	132,800
Herman Miller, Inc.	8,700	276,051
HNI Corp.	12,700	545,338
Hudson Global, Inc. *	3,220	7,438
Huron Consulting Group, Inc. *	5,000	241,500
ICF International, Inc. *	6,500	199,355
IHS, Inc., Class A *	15,200	1,817,008
InnerWorkings, Inc. *	7,400	55,352
Insperity, Inc.	6,800	315,928
Interface, Inc.	8,400	164,220
KAR Auction Services, Inc.	29,400	1,128,960
Kelly Services, Inc., Class A	5,700	90,060
Kforce, Inc.	7,105	199,721
Kimball International, Inc., Class B	9,100	99,372
Knoll, Inc.	7,000	162,680
Korn/Ferry International	6,600	240,042
ManpowerGroup, Inc.	14,537	1,334,206
Mastech Holdings, Inc. *	675	5,434
Matthews International Corp., Class A	5,300	305,969
McGrath RentCorp	4,600	138,230
Mistras Group, Inc. *	4,000	75,680
Mobile Mini, Inc.	14,700	503,328
MSA Safety, Inc.	8,700	378,276
Multi-Color Corp.	4,625	360,010
Navigant Consulting, Inc. *	14,000	240,800
Nielsen Holdings plc	75,100	3,568,001
NL Industries, Inc. *	7,800	27,222
On Assignment, Inc. *	6,500	293,215
Performant Financial Corp. *	7,700	17,787
Pitney Bowes, Inc.	35,500	733,075
Quad Graphics, Inc.	9,800	126,420
R.R. Donnelley & Sons Co.	36,638	618,083
Republic Services, Inc.	47,845	2,092,740
Resources Connection, Inc.	11,300	202,835
Robert Half International, Inc.	26,900	1,416,554
Rollins, Inc.	21,927	588,082
RPX Corp. *	10,300	146,672
Steelcase, Inc., Class A	11,500	223,215
Stericycle, Inc. *	16,600	2,014,742
Team, Inc. *	3,000	105,000
Security	Number of Shares	Value ($)
Tetra Tech, Inc.	13,131	353,224
The ADT Corp.	33,866	1,118,933
The Advisory Board Co. *	6,800	298,044
The Brink's Co.	7,100	219,958
The Dun & Bradstreet Corp.	7,840	892,741
Towers Watson & Co., Class A	13,600	1,680,416
TRC Cos., Inc. *	3,350	34,605
TriNet Group, Inc. *	11,600	220,168
TrueBlue, Inc. *	10,100	292,597
Tyco International plc	80,758	2,942,821
UniFirst Corp.	3,700	388,759
US Ecology, Inc.	3,500	137,235
Verisk Analytics, Inc. *	31,000	2,219,910
Viad Corp.	3,625	109,149
Virco Mfg. Corp. *	1,170	4,235
WageWorks, Inc. *	11,900	571,438
Waste Connections, Inc.	26,412	1,438,926
Waste Management, Inc.	80,110	4,306,714
West Corp.	11,812	281,244
		48,329,463
Consumer Durables & Apparel 1.6%
Arctic Cat, Inc.	2,400	49,296
Beazer Homes USA, Inc. *	10,835	154,290
Brunswick Corp.	18,400	990,104
CalAtlantic Group, Inc. *	12,527	477,153
Callaway Golf Co.	31,065	309,097
Carter's, Inc.	9,400	854,272
Cavco Industries, Inc. *	1,610	158,746
Coach, Inc.	52,508	1,638,250
Columbia Sportswear Co.	6,900	378,465
Crocs, Inc. *	15,000	162,000
CSS Industries, Inc.	4,800	131,040
D.R. Horton, Inc.	64,190	1,889,754
Deckers Outdoor Corp. *	7,500	417,450
Ethan Allen Interiors, Inc.	10,200	277,542
Flexsteel Industries, Inc.	1,900	82,631
Foamex International, Inc. *(b)(e)	2,278	—
Fossil Group, Inc. *	7,662	416,889
G-III Apparel Group Ltd. *	11,300	622,517
Garmin Ltd.	22,300	790,981
GoPro, Inc., Class A *(c)	15,000	375,000
Hanesbrands, Inc.	78,188	2,497,325
Harman International Industries, Inc.	13,600	1,495,456
Hasbro, Inc.	22,600	1,736,358
Helen of Troy Ltd. *	5,000	496,050
Hovnanian Enterprises, Inc., Class A *(c)	50,500	104,030
Iconix Brand Group, Inc. *	9,600	147,072
iRobot Corp. *	7,300	219,073
JAKKS Pacific, Inc. *(c)	7,500	59,400
Jarden Corp. *	40,149	1,798,675
Kate Spade & Co. *	27,500	494,175
KB Home	19,700	258,070
La-Z-Boy, Inc.	7,500	214,125
LeapFrog Enterprises, Inc. *	9,000	7,200
Leggett & Platt, Inc.	28,300	1,274,349
Lennar Corp., Class A	36,290	1,817,040
Libbey, Inc.	7,232	243,285
lululemon athletica, Inc. *	20,157	991,120
See financial notes    41

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
M.D.C. Holdings, Inc.	9,003	233,988
M/I Homes, Inc. *	3,000	68,850
Marine Products Corp.	405	2,863
Mattel, Inc.	66,200	1,627,196
Meritage Homes Corp. *	5,900	208,034
Michael Kors Holdings Ltd. *	38,700	1,495,368
Mohawk Industries, Inc. *	12,319	2,408,365
Movado Group, Inc.	5,800	149,292
NACCO Industries, Inc., Class A	1,900	85,177
Nautilus, Inc. *	9,825	167,418
Newell Rubbermaid, Inc.	54,900	2,329,407
NIKE, Inc., Class B	131,495	17,229,790
NVR, Inc. *	700	1,146,432
Oxford Industries, Inc.	2,500	182,050
Perry Ellis International, Inc. *	5,500	118,085
Polaris Industries, Inc.	11,781	1,323,478
PulteGroup, Inc.	68,976	1,264,330
PVH Corp.	16,411	1,492,580
Ralph Lauren Corp.	12,400	1,373,548
Skechers U.S.A., Inc., Class A *	25,800	804,960
Skyline Corp. *	2,600	9,100
Smith & Wesson Holding Corp. *	12,400	221,464
Stanley Furniture Co., Inc. *	6,875	19,319
Steven Madden Ltd. *	9,112	317,553
Sturm, Ruger & Co., Inc.	2,700	153,738
Superior Uniform Group, Inc.	3,200	54,528
Taylor Morrison Home Corp., Class A *	9,876	182,015
Tempur Sealy International, Inc. *	13,900	1,081,976
Toll Brothers, Inc. *	31,200	1,122,264
TopBuild Corp. *	7,688	216,263
TRI Pointe Group, Inc. *	25,000	324,500
Tumi Holdings, Inc. *	9,200	147,476
Tupperware Brands Corp.	9,700	571,039
Under Armour, Inc., Class A *	34,300	3,261,244
Universal Electronics, Inc. *	5,200	247,364
Vera Bradley, Inc. *	11,000	137,610
VF Corp.	66,900	4,517,088
Vince Holding Corp. *	5,757	26,194
Vista Outdoor, Inc. *	11,074	495,229
Whirlpool Corp.	14,914	2,388,328
Wolverine World Wide, Inc.	27,500	510,675
		73,744,458
Consumer Services 2.3%
American Public Education, Inc. *	5,600	121,688
Apollo Education Group, Inc. *	16,450	119,427
Aramark	46,800	1,420,380
Ascent Capital Group, Inc., Class A *	3,116	67,866
Belmond Ltd., Class A *	12,600	135,324
Biglari Holdings, Inc. *	279	107,172
BJ's Restaurants, Inc. *	7,300	313,389
Bloomin' Brands, Inc.	20,900	354,673
Bob Evans Farms, Inc.	4,200	181,734
Boyd Gaming Corp. *	21,300	425,787
Bridgepoint Education, Inc. *	13,700	106,175
Bright Horizons Family Solutions, Inc. *	4,912	314,466
Brinker International, Inc.	12,650	575,702
Buffalo Wild Wings, Inc. *	4,800	740,496
Security	Number of Shares	Value ($)
Caesars Entertainment Corp. *(c)	8,300	66,815
Career Education Corp. *	25,114	90,662
Carnival Corp.	89,239	4,826,045
Chipotle Mexican Grill, Inc. *	6,179	3,955,981
Choice Hotels International, Inc.	5,200	272,012
Churchill Downs, Inc.	2,900	425,807
Chuy's Holdings, Inc. *	6,760	183,940
ClubCorp Holdings, Inc.	10,442	213,435
Cracker Barrel Old Country Store, Inc. (c)	5,146	707,369
Darden Restaurants, Inc.	25,500	1,578,195
Denny's Corp. *	21,100	231,256
DeVry Education Group, Inc.	9,400	221,464
Diamond Resorts International, Inc. *	12,100	344,124
DineEquity, Inc.	3,000	250,350
Domino's Pizza, Inc.	9,200	981,364
Dover Downs Gaming & Entertainment, Inc. *	5,899	5,899
Dover Motorsports, Inc.	1,400	3,150
Dunkin' Brands Group, Inc.	21,600	894,456
Eldorado Resorts, Inc. *	5,800	57,420
Extended Stay America, Inc.	13,200	253,440
Fiesta Restaurant Group, Inc. *	4,300	152,048
Golden Entertainment, Inc. *	3,400	31,790
Graham Holdings Co., Class B	900	497,223
Grand Canyon Education, Inc. *	8,500	353,260
H&R Block, Inc.	54,700	2,038,122
Hilton Worldwide Holdings, Inc.	103,347	2,582,642
Houghton Mifflin Harcourt Co. *	19,600	383,964
Hyatt Hotels Corp., Class A *	9,600	483,840
International Speedway Corp., Class A	6,445	223,577
Interval Leisure Group, Inc.	10,769	190,073
Isle of Capri Casinos, Inc. *	11,800	225,734
ITT Educational Services, Inc. *(c)	5,600	18,480
J Alexander's Holdings, Inc. *	2,846	27,435
Jack in the Box, Inc.	7,000	521,710
K12, Inc. *	12,100	117,491
Krispy Kreme Doughnuts, Inc. *	14,100	193,029
La Quinta Holdings, Inc. *	15,800	239,370
Las Vegas Sands Corp.	74,000	3,663,740
LifeLock, Inc. *(c)	11,000	154,110
Luby's, Inc. *	6,900	32,154
Marriott International, Inc., Class A	39,208	3,010,390
Marriott Vacations Worldwide Corp.	4,080	262,752
McDonald's Corp.	183,940	20,647,265
MGM Resorts International *	95,500	2,214,645
Monarch Casino & Resort, Inc. *	8,000	175,520
Norwegian Cruise Line Holdings Ltd. *	28,300	1,800,446
Panera Bread Co., Class A *	5,600	993,272
Papa John's International, Inc.	6,800	477,156
Penn National Gaming, Inc. *	17,000	303,620
Pinnacle Entertainment, Inc. *	9,800	343,098
Popeyes Louisiana Kitchen, Inc. *	6,600	372,504
Red Robin Gourmet Burgers, Inc. *	2,300	172,247
Regis Corp. *	17,300	285,796
Royal Caribbean Cruises Ltd.	34,300	3,373,405
Ruby Tuesday, Inc. *	33,713	176,319
Scientific Games Corp., Class A *(c)	10,900	120,881
SeaWorld Entertainment, Inc.	12,511	249,344
42    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Service Corp. International	35,000	989,100
ServiceMaster Global Holdings, Inc. *	23,500	837,775
Six Flags Entertainment Corp.	15,600	811,824
Sonic Corp.	12,868	367,253
Sotheby's	11,338	392,862
Speedway Motorsports, Inc.	6,700	123,749
Starbucks Corp.	288,094	18,026,042
Starwood Hotels & Resorts Worldwide, Inc.	33,230	2,654,080
Steiner Leisure Ltd. *	3,000	190,080
Strayer Education, Inc. *	4,300	227,556
Texas Roadhouse, Inc.	16,100	553,035
The Cheesecake Factory, Inc.	7,087	341,593
The Wendy's Co.	50,775	465,099
Vail Resorts, Inc.	7,500	856,275
Weight Watchers International, Inc. *(c)	6,500	99,970
Wyndham Worldwide Corp.	23,044	1,874,629
Wynn Resorts Ltd. (c)	15,600	1,091,220
Yum! Brands, Inc.	85,200	6,041,532
		103,599,589
Diversified Financials 4.6%
Affiliated Managers Group, Inc. *	11,217	2,021,976
Ally Financial, Inc. *	85,600	1,705,152
American Express Co.	164,803	12,073,468
Ameriprise Financial, Inc.	35,830	4,133,349
Arlington Asset Investment Corp., Class A	6,941	96,133
Artisan Partners Asset Management, Inc., Class A	5,500	210,375
Ashford, Inc. *	103	6,618
Asta Funding, Inc. *	6,000	51,600
Atlanticus Holdings Corp. *	4,629	13,980
Berkshire Hathaway, Inc., Class B *	368,002	50,055,632
BGC Partners, Inc., Class A	28,300	244,795
BlackRock, Inc.	25,032	8,810,513
Calamos Asset Management, Inc., Class A	5,000	46,950
Capital One Financial Corp.	105,257	8,304,777
Cash America International, Inc.	6,900	238,257
CBOE Holdings, Inc.	20,800	1,394,432
CME Group, Inc.	66,950	6,324,766
Cohen & Steers, Inc.	5,400	165,186
Cowen Group, Inc., Class A *	11,889	50,053
Credit Acceptance Corp. *	2,100	397,089
Discover Financial Services	88,507	4,975,864
E*TRADE Financial Corp. *	53,233	1,517,673
Eaton Vance Corp.	22,700	819,697
Encore Capital Group, Inc. *(c)	5,600	227,920
Enova International, Inc. *	6,313	82,069
Evercore Partners, Inc., Class A	6,500	351,000
Ezcorp, Inc., Class A *	20,600	137,196
FactSet Research Systems, Inc.	6,650	1,164,548
FBR & Co.	1,000	19,780
Federated Investors, Inc., Class B	14,650	450,194
Financial Engines, Inc. (c)	7,800	250,848
First Cash Financial Services, Inc. *	3,800	144,970
FNFV Group *	16,478	185,213
Franklin Resources, Inc.	74,800	3,048,848
Security	Number of Shares	Value ($)
FXCM, Inc., Class A (c)	1,407	12,185
GAMCO Investors, Inc., Class A	3,400	196,112
Green Dot Corp., Class A *	10,049	186,308
Greenhill & Co., Inc.	4,500	116,190
HFF, Inc., Class A	9,800	338,296
Interactive Brokers Group, Inc., Class A	13,600	559,504
Intercontinental Exchange, Inc.	21,886	5,524,026
INTL FCStone, Inc. *	4,437	141,940
Invesco Ltd.	88,200	2,925,594
Investment Technology Group, Inc.	8,050	128,881
Janus Capital Group, Inc.	26,200	406,886
KCG Holdings, Inc., Class A *	15,533	194,007
Lazard Ltd., Class A	28,600	1,324,752
Legg Mason, Inc.	17,550	785,362
LendingClub Corp. *	51,500	730,270
Leucadia National Corp.	57,450	1,149,574
LPL Financial Holdings, Inc. (c)	12,800	545,280
MarketAxess Holdings, Inc.	8,900	901,659
McGraw Hill Financial, Inc.	52,461	4,859,987
Moody's Corp.	33,600	3,230,976
Morgan Stanley	292,525	9,644,549
Morningstar, Inc.	5,500	451,605
MSCI, Inc.	20,000	1,340,000
Nasdaq, Inc.	26,100	1,510,929
Navient Corp.	72,000	949,680
Nelnet, Inc., Class A	6,400	228,992
NewStar Financial, Inc. *	13,500	142,425
Northern Trust Corp.	45,100	3,174,589
NorthStar Asset Management Group, Inc.	33,475	489,739
PICO Holdings, Inc. *	3,700	35,742
Piper Jaffray Cos. *	3,950	140,501
PRA Group, Inc. *	9,800	537,040
Raymond James Financial, Inc.	30,750	1,694,632
RCS Capital Corp., Class A *(c)	9,017	6,836
Resource America, Inc., Class A	4,000	30,760
Santander Consumer USA Holdings, Inc. *	24,000	432,240
SEI Investments Co.	31,100	1,611,602
SLM Corp. *	72,000	508,320
Springleaf Holdings, Inc. *	10,500	492,555
State Street Corp.	78,960	5,448,240
Stifel Financial Corp. *	11,785	523,608
Synchrony Financial *(c)	21,900	673,644
T. Rowe Price Group, Inc.	49,500	3,743,190
TD Ameritrade Holding Corp.	56,600	1,951,002
The Bank of New York Mellon Corp.	213,318	8,884,695
The Charles Schwab Corp. (a)	240,126	7,328,646
The First Marblehead Corp. *	750	2,633
The Goldman Sachs Group, Inc.	79,655	14,935,312
Virtus Investment Partners, Inc.	875	102,410
Voya Financial, Inc.	45,389	1,841,432
Waddell & Reed Financial, Inc., Class A	14,750	544,865
Westwood Holdings Group, Inc.	1,785	103,709
WisdomTree Investments, Inc.	20,500	394,215
World Acceptance Corp. *(c)	3,000	114,390
		203,993,437
See financial notes    43

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Energy 6.5%
Abraxas Petroleum Corp. *	36,200	57,558
Adams Resources & Energy, Inc.	2,300	102,258
Alon USA Energy, Inc.	8,700	145,725
Anadarko Petroleum Corp.	99,168	6,632,356
Antero Resources Corp. *(c)	27,800	655,246
Apache Corp.	71,572	3,373,188
Approach Resources, Inc. *(c)	4,000	9,440
Arch Coal, Inc. *(c)	2,650	3,975
Atwood Oceanics, Inc.	9,500	157,225
Baker Hughes, Inc.	83,465	4,396,936
Basic Energy Services, Inc. *(c)	8,500	31,535
Bill Barrett Corp. *	6,700	32,629
Bonanza Creek Energy, Inc. *	6,200	35,278
Bristow Group, Inc.	6,000	208,380
C&J Energy Services Ltd. *(c)	10,200	50,898
Cabot Oil & Gas Corp.	86,400	1,875,744
California Resources Corp.	55,701	225,032
Callon Petroleum Co. *	18,200	157,976
Cameron International Corp. *	39,247	2,669,189
CARBO Ceramics, Inc. (c)	3,300	57,816
Carrizo Oil & Gas, Inc. *	13,100	492,953
Cheniere Energy, Inc. *	46,200	2,287,824
Chesapeake Energy Corp. (c)	102,430	730,326
Chevron Corp.	369,023	33,536,810
Cimarex Energy Co.	20,162	2,380,326
Clayton Williams Energy, Inc. *	2,500	148,925
Clean Energy Fuels Corp. *(c)	17,300	97,745
Cloud Peak Energy, Inc. *	8,700	25,839
Cobalt International Energy, Inc. *	75,700	580,619
Columbia Pipeline Group, Inc.	65,764	1,365,918
Comstock Resources, Inc. (c)	6,400	14,720
Concho Resources, Inc. *	26,831	3,109,981
ConocoPhillips	237,731	12,682,949
CONSOL Energy, Inc.	44,600	297,036
Contango Oil & Gas Co. *	5,200	39,780
Continental Resources, Inc. *	17,000	576,470
Core Laboratories N.V.	9,800	1,140,034
CVR Energy, Inc.	5,100	226,746
Delek US Holdings, Inc.	10,700	291,040
Denbury Resources, Inc. (c)	57,225	202,577
Devon Energy Corp.	74,260	3,113,722
DHT Holdings, Inc.	26,011	204,446
Diamond Offshore Drilling, Inc. (c)	11,400	226,632
Diamondback Energy, Inc. *	13,721	1,013,159
Dril-Quip, Inc. *	6,700	412,452
Energen Corp.	17,500	1,017,625
Energy XXI Ltd. (c)	15,061	26,056
ENGlobal Corp. *	4,000	4,160
Ensco plc, Class A	57,100	949,573
EOG Resources, Inc.	106,048	9,104,221
EP Energy Corp., Class A *(c)	19,147	105,500
EQT Corp.	28,600	1,889,602
Era Group, Inc. *	2,850	39,644
EXCO Resources, Inc. *(c)	51,400	57,568
Exterran Holdings, Inc.	10,720	233,053
Exxon Mobil Corp.	819,399	67,797,073
FMC Technologies, Inc. *	46,764	1,582,026
Forum Energy Technologies, Inc. *	11,200	148,400
Frank's International N.V.	14,000	240,240
Geospace Technologies Corp. *	1,800	27,648
Security	Number of Shares	Value ($)
Goodrich Petroleum Corp. *(c)	9,800	5,880
Green Plains, Inc.	9,300	190,743
Gulf Island Fabrication, Inc.	4,100	41,451
Gulfmark Offshore, Inc., Class A (c)	4,100	25,584
Gulfport Energy Corp. *	24,003	731,371
Halcon Resources Corp. *	75,700	53,073
Halliburton Co.	166,144	6,376,607
Harvest Natural Resources, Inc. *	9,300	9,207
Helix Energy Solutions Group, Inc. *	14,064	81,290
Helmerich & Payne, Inc.	19,017	1,070,087
Hess Corp.	47,300	2,658,733
HollyFrontier Corp.	38,654	1,892,886
Hornbeck Offshore Services, Inc. *	5,000	67,550
Houston American Energy Corp. *	4,000	680
ION Geophysical Corp. *	13,900	5,143
Key Energy Services, Inc. *	22,300	11,716
Kinder Morgan, Inc.	356,678	9,755,143
Kosmos Energy Ltd. *	31,100	212,102
Laredo Petroleum, Inc. *(c)	22,700	260,596
Magnum Hunter Resources Corp. *	22,939	6,106
Marathon Oil Corp.	130,614	2,400,685
Marathon Petroleum Corp.	105,008	5,439,414
Matador Resources Co. *	12,100	311,091
Matrix Service Co. *	8,000	181,600
McDermott International, Inc. *	39,100	180,251
Memorial Resource Development Corp. *	16,000	283,040
Midstates Petroleum Co., Inc. *	1,440	5,544
Murphy Oil Corp.	29,000	824,470
Nabors Industries Ltd.	70,734	710,169
National Oilwell Varco, Inc.	72,822	2,741,020
Natural Gas Services Group, Inc. *	7,500	168,900
Newfield Exploration Co. *	33,100	1,330,289
Newpark Resources, Inc. *	11,500	65,090
Noble Corp., plc (c)	46,155	621,708
Noble Energy, Inc.	87,679	3,142,415
Northern Oil & Gas, Inc. *(c)	8,200	41,328
Oasis Petroleum, Inc. *	24,200	281,446
Occidental Petroleum Corp.	149,753	11,162,589
Oceaneering International, Inc.	23,100	970,662
Oil States International, Inc. *	8,600	258,086
ONEOK, Inc.	45,929	1,557,912
Pacific Ethanol, Inc. *	10,200	61,302
Panhandle Oil & Gas, Inc., Class A	6,200	113,956
Paragon Offshore plc	15,385	3,692
Parker Drilling Co. *	18,300	52,338
Parsley Energy, Inc., Class A *	17,000	301,410
Patterson-UTI Energy, Inc.	28,500	424,365
PBF Energy, Inc., Class A	21,913	745,042
PDC Energy, Inc. *	9,300	561,162
Peabody Energy Corp. (c)	3,120	39,905
Penn Virginia Corp. *	12,200	7,551
PetroQuest Energy, Inc. *	13,200	14,784
PHI, Inc. - Non Voting Shares *	4,000	76,160
Phillips 66	92,165	8,207,293
Pioneer Energy Services Corp. *	13,100	30,261
Pioneer Natural Resources Co.	29,633	4,063,870
QEP Resources, Inc.	30,600	473,076
Range Resources Corp.	30,805	937,704
Resolute Energy Corp. *	11,900	5,593
REX American Resources Corp. *	4,875	267,686
Rex Energy Corp. *(c)	8,000	18,080
44    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Rice Energy, Inc. *	12,036	183,669
RigNet, Inc. *	4,141	124,230
Rowan Cos. plc, Class A	20,500	403,440
RPC, Inc.	16,118	177,782
RSP Permian, Inc. *	12,800	350,976
Sanchez Energy Corp. *(c)	8,700	51,765
SandRidge Energy, Inc. *	72,792	26,955
Schlumberger Ltd.	246,103	19,235,411
SEACOR Holdings, Inc. *	4,850	283,337
SemGroup Corp., Class A	7,000	318,850
Seventy Seven Energy, Inc. *	6,366	7,257
SM Energy Co.	11,200	373,520
Solazyme, Inc. *(c)	12,100	39,688
Southwestern Energy Co. *	79,675	879,612
Spectra Energy Corp.	124,778	3,564,907
Stone Energy Corp. *	7,383	41,271
Superior Energy Services, Inc.	26,099	369,562
Swift Energy Co. *	5,500	3,282
Synergy Resources Corp. *	11,100	124,209
Targa Resources Corp.	8,300	474,345
Teekay Corp.	8,600	276,318
Tesco Corp.	7,000	56,000
Tesoro Corp.	24,700	2,641,171
TETRA Technologies, Inc. *	12,100	81,554
The Williams Cos., Inc.	138,600	5,466,384
Tidewater, Inc. (c)	7,700	95,095
Transocean Ltd. (c)	67,500	1,068,525
Ultra Petroleum Corp. *(c)	25,300	138,644
Unit Corp. *	7,400	93,314
US Silica Holdings, Inc. (c)	10,600	191,436
VAALCO Energy, Inc. *	12,600	23,184
Valero Energy Corp.	98,280	6,478,618
W&T Offshore, Inc. (c)	7,500	24,450
Warren Resources, Inc. *	22,100	9,967
Weatherford International plc *	155,549	1,592,822
Western Refining, Inc.	12,253	509,970
Westmoreland Coal Co. *(c)	9,600	68,736
Whiting Petroleum Corp. *	42,070	724,866
World Fuel Services Corp.	11,900	529,074
WPX Energy, Inc. *	33,353	228,802
		289,171,687
Food & Staples Retailing 1.9%
Casey's General Stores, Inc.	7,100	754,162
Costco Wholesale Corp.	86,285	13,643,384
CVS Health Corp.	218,937	21,626,597
Ingles Markets, Inc., Class A	4,200	209,748
PriceSmart, Inc.	7,100	610,458
Rite Aid Corp. *	201,480	1,587,662
SpartanNash, Co.	12,540	349,866
Sprouts Farmers Market, Inc. *	26,674	543,616
SUPERVALU, Inc. *	39,532	259,725
Sysco Corp.	107,836	4,448,235
The Andersons, Inc.	3,600	127,440
The Fresh Market, Inc. *	11,100	276,612
The Kroger Co.	189,232	7,152,970
United Natural Foods, Inc. *	8,800	443,960
Wal-Mart Stores, Inc.	310,489	17,772,390
Walgreens Boots Alliance, Inc.	172,608	14,616,446
Security	Number of Shares	Value ($)
Weis Markets, Inc.	2,400	98,736
Whole Foods Market, Inc.	70,777	2,120,479
		86,642,486
Food, Beverage & Tobacco 4.8%
Alico, Inc.	2,000	85,380
Alliance One International, Inc. *	2,460	43,296
Altria Group, Inc.	381,823	23,088,837
Archer-Daniels-Midland Co.	117,358	5,358,566
B&G Foods, Inc.	15,000	544,350
Boulder Brands, Inc. *(c)	9,100	80,626
Brown-Forman Corp., Class A (c)	5,000	573,750
Brown-Forman Corp., Class B	22,116	2,348,277
Bunge Ltd.	26,700	1,948,032
Cal-Maine Foods, Inc. (c)	5,200	277,992
Calavo Growers, Inc.	4,846	249,133
Campbell Soup Co.	34,100	1,731,939
Coca-Cola Bottling Co. Consolidated	1,248	263,590
Coca-Cola Enterprises, Inc.	41,600	2,135,744
ConAgra Foods, Inc.	88,393	3,584,336
Constellation Brands, Inc., Class A	33,769	4,552,061
Darling Ingredients, Inc. *	25,900	262,108
Dean Foods Co.	13,556	245,499
Diamond Foods, Inc. *	5,200	206,024
Dr Pepper Snapple Group, Inc.	36,900	3,297,753
Farmer Bros. Co. *	4,500	127,710
Flowers Foods, Inc.	44,605	1,204,335
Fresh Del Monte Produce, Inc.	7,900	360,477
General Mills, Inc.	115,838	6,731,346
Hormel Foods Corp.	27,400	1,850,870
Ingredion, Inc.	15,700	1,492,442
J&J Snack Foods Corp.	2,093	256,999
John B. Sanfilippo & Son, Inc.	5,000	323,600
Kellogg Co.	47,400	3,342,648
Keurig Green Mountain, Inc.	23,250	1,179,938
Lancaster Colony Corp.	3,400	386,648
Landec Corp. *	9,100	111,930
Limoneira Co. (c)	2,900	45,994
McCormick & Co., Inc. - Non Voting Shares	25,100	2,107,898
Mead Johnson Nutrition Co.	39,500	3,239,000
Molson Coors Brewing Co., Class B	31,500	2,775,150
Mondelez International, Inc., Class A	315,924	14,583,052
Monster Beverage Corp. *	29,589	4,033,572
National Beverage Corp. *	6,400	240,896
PepsiCo, Inc.	287,358	29,365,114
Philip Morris International, Inc.	304,009	26,874,396
Pilgrim's Pride Corp. (c)	12,466	236,729
Pinnacle Foods, Inc.	23,600	1,040,288
Post Holdings, Inc. *	11,950	768,027
Primo Water Corp. *	1,000	8,800
Reynolds American, Inc.	160,206	7,741,154
Rocky Mountain Chocolate Factory, Inc.	3,427	37,903
Sanderson Farms, Inc. (c)	2,850	198,104
Seaboard Corp. *	100	336,800
Snyder's-Lance, Inc.	8,900	316,306
The Boston Beer Co., Inc., Class A *(c)	2,100	461,139
See financial notes    45

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
The Coca-Cola Co.	764,614	32,381,403
The Hain Celestial Group, Inc. *	19,412	967,688
The Hershey Co.	27,800	2,465,582
The JM Smucker Co.	24,293	2,851,755
The Kraft Heinz Co.	116,804	9,107,208
The WhiteWave Foods Co. *	31,825	1,304,189
Tootsie Roll Industries, Inc. (c)	7,818	248,143
TreeHouse Foods, Inc. *	8,622	738,388
Tyson Foods, Inc., Class A	59,084	2,620,966
Universal Corp.	4,800	259,248
Vector Group Ltd.	15,869	384,823
		215,985,951
Health Care Equipment & Services 4.9%
Abaxis, Inc.	5,600	281,176
Abbott Laboratories	294,243	13,182,086
ABIOMED, Inc. *	7,800	574,548
Acadia Healthcare Co., Inc. *	12,500	767,625
Accuray, Inc. *	21,200	142,040
Aceto Corp.	7,900	238,264
Aetna, Inc.	67,385	7,734,450
Air Methods Corp. *	8,700	356,091
Alere, Inc. *	18,541	855,111
Align Technology, Inc. *	16,400	1,073,544
Alliance HealthCare Services, Inc. *	360	3,046
Allscripts Healthcare Solutions, Inc. *	31,560	443,734
Amedisys, Inc. *	10,834	428,810
AmerisourceBergen Corp.	39,596	3,821,410
AMN Healthcare Services, Inc. *	11,210	318,028
Amsurg Corp. *	10,700	749,963
Analogic Corp.	2,700	236,574
Anika Therapeutics, Inc. *	4,606	177,423
Antares Pharma, Inc. *	28,100	38,778
Anthem, Inc.	50,323	7,002,445
athenahealth, Inc. *	7,800	1,189,110
Atrion Corp.	616	227,304
Baxter International, Inc.	105,806	3,956,086
Becton, Dickinson & Co.	39,908	5,687,688
BioScrip, Inc. *(c)	8,372	16,493
Boston Scientific Corp. *	255,567	4,671,765
Brookdale Senior Living, Inc. *	33,925	709,372
C.R. Bard, Inc.	13,760	2,564,176
Cantel Medical Corp.	8,034	476,256
Capital Senior Living Corp. *	8,394	189,872
Cardinal Health, Inc.	61,818	5,081,440
Cardiovascular Systems, Inc. *	5,000	68,500
Centene Corp. *	22,000	1,308,560
Cerner Corp. *	62,800	4,163,012
Chemed Corp.	3,900	613,431
Cigna Corp.	50,451	6,762,452
Community Health Systems, Inc. *	23,796	667,240
Computer Programs & Systems, Inc.	3,600	136,836
CONMED Corp.	7,300	296,088
CorVel Corp. *	2,700	89,640
Cross Country Healthcare, Inc. *	12,500	168,750
CryoLife, Inc.	9,050	95,387
DaVita HealthCare Partners, Inc. *	34,300	2,658,593
DENTSPLY International, Inc.	32,300	1,965,455
DexCom, Inc. *	16,500	1,374,780
Security	Number of Shares	Value ($)
Diplomat Pharmacy, Inc. *	9,000	252,990
Edwards Lifesciences Corp. *	21,200	3,331,580
Endologix, Inc. *	13,700	116,998
Envision Healthcare Holdings, Inc. *	38,000	1,071,600
ExamWorks Group, Inc. *	6,200	175,088
Express Scripts Holding Co. *	133,352	11,518,946
Five Star Quality Care, Inc. *	14,335	46,875
Globus Medical, Inc., Class A *	13,900	310,665
Greatbatch, Inc. *	6,700	358,115
Haemonetics Corp. *	16,300	550,614
Halyard Health, Inc. *	8,217	243,881
Hanger, Inc. *	5,400	77,868
HCA Holdings, Inc. *	64,300	4,423,197
Health Net, Inc. *	15,500	996,030
HealthEquity, Inc. *	8,000	261,680
HealthSouth Corp.	20,600	717,498
HealthStream, Inc. *	6,800	161,908
Healthways, Inc. *	8,100	95,337
HeartWare International, Inc. *	4,100	177,079
Henry Schein, Inc. *	16,100	2,442,531
Hill-Rom Holdings, Inc.	10,200	537,438
HMS Holdings Corp. *	12,200	128,466
Hologic, Inc. *	49,612	1,927,922
Humana, Inc.	28,600	5,108,818
ICU Medical, Inc. *	3,350	368,399
IDEXX Laboratories, Inc. *	17,200	1,180,264
IMS Health Holdings, Inc. *	29,800	811,156
Insulet Corp. *	9,800	293,020
Integra LifeSciences Holdings Corp. *	5,300	315,721
Intuitive Surgical, Inc. *	7,550	3,749,330
Invacare Corp.	6,000	103,680
IPC Healthcare, Inc. *	4,000	314,000
Kindred Healthcare, Inc.	11,559	154,891
Laboratory Corp. of America Holdings *	20,869	2,561,461
Landauer, Inc.	2,100	82,929
LeMaitre Vascular, Inc.	6,800	90,576
LifePoint Health, Inc. *	9,607	661,730
LivaNova plc *	10,400	689,312
Magellan Health, Inc. *	3,907	208,634
Masimo Corp. *	8,500	337,280
McKesson Corp.	45,052	8,055,298
MedAssets, Inc. *	10,200	241,536
Medidata Solutions, Inc. *	9,100	391,300
MEDNAX, Inc. *	19,600	1,381,212
Medtronic plc	275,688	20,378,857
Meridian Bioscience, Inc.	10,050	191,050
Merit Medical Systems, Inc. *	10,277	190,536
Molina Healthcare, Inc. *	6,550	406,100
National HealthCare Corp.	4,100	267,648
Natus Medical, Inc. *	7,600	346,028
Neogen Corp. *	10,257	554,391
NuVasive, Inc. *	10,000	471,600
NxStage Medical, Inc. *	18,700	312,477
Omnicell, Inc. *	7,400	201,280
OraSure Technologies, Inc. *	12,200	63,440
Orthofix International N.V. *	2,800	95,340
Owens & Minor, Inc.	9,100	326,235
Patterson Cos., Inc.	18,800	891,120
PDI, Inc. *	2,900	4,727
PharMerica Corp. *	4,813	137,507
46    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Premier, Inc., Class A *	5,000	169,050
Quality Systems, Inc.	10,500	147,525
Quest Diagnostics, Inc.	28,720	1,951,524
Quidel Corp. *	5,200	99,944
ResMed, Inc.	28,000	1,613,080
RTI Surgical, Inc. *	18,100	76,110
SeaSpine Holdings Corp. *	1,766	26,631
Select Medical Holdings Corp.	22,600	255,380
Sirona Dental Systems, Inc. *	11,900	1,298,647
St. Jude Medical, Inc.	54,300	3,464,883
STERIS Corp. (c)	19,400	1,454,030
Stryker Corp.	63,400	6,062,308
SurModics, Inc. *	4,200	89,586
Symmetry Surgical, Inc. *	2,050	17,425
Team Health Holdings, Inc. *	14,000	835,380
Teleflex, Inc.	9,600	1,276,800
Tenet Healthcare Corp. *	18,812	590,132
The Cooper Cos., Inc.	9,081	1,383,581
The Ensign Group, Inc.	5,300	223,448
The Providence Service Corp. *	4,800	247,920
The Spectranetics Corp. *	6,700	81,874
Triple-S Management Corp., Class B *	5,300	109,127
U.S. Physical Therapy, Inc.	3,500	171,710
Unilife Corp. *(c)	29,100	21,930
UnitedHealth Group, Inc.	186,481	21,963,732
Universal American Corp.	20,600	153,676
Universal Health Services, Inc., Class B	18,100	2,209,829
Utah Medical Products, Inc.	2,500	147,425
Varian Medical Systems, Inc. *	21,100	1,656,983
VCA, Inc. *	16,800	920,136
Veeva Systems, Inc., Class A *	15,100	383,087
Vocera Communications, Inc. *	3,700	43,549
WellCare Health Plans, Inc. *	8,200	726,520
West Pharmaceutical Services, Inc.	15,800	948,158
Wright Medical Group N.V. *	14,965	289,273
Zeltiq Aesthetics, Inc. *	9,601	323,938
Zimmer Biomet Holdings, Inc.	33,300	3,482,181
		220,343,133
Household & Personal Products 1.7%
Avon Products, Inc.	70,000	282,100
Central Garden & Pet Co., Class A *	8,600	145,168
Church & Dwight Co., Inc.	26,400	2,272,776
Colgate-Palmolive Co.	177,509	11,777,722
Coty, Inc., Class A	15,600	451,620
Edgewell Personal Care Co.	10,933	926,135
Elizabeth Arden, Inc. *(c)	3,500	43,890
Energizer Holdings, Inc.	10,933	468,260
Herbalife Ltd. *(c)	11,900	666,876
HRG Group, Inc. *	19,100	256,895
Inter Parfums, Inc.	5,613	155,031
Kimberly-Clark Corp.	70,539	8,444,224
Medifast, Inc. *	3,500	97,895
Nu Skin Enterprises, Inc., Class A	9,600	366,816
Nutraceutical International Corp. *	5,000	122,500
Oil-Dri Corp. of America	1,600	50,208
Orchids Paper Products Co.	2,500	73,275
Revlon, Inc., Class A *	5,400	169,398
Spectrum Brands Holdings, Inc.	6,500	623,025
Security	Number of Shares	Value ($)
The Clorox Co.	24,700	3,011,918
The Estee Lauder Cos., Inc., Class A	43,100	3,467,826
The Female Health Co. *(c)	7,500	12,825
The Procter & Gamble Co.	533,724	40,765,839
USANA Health Sciences, Inc. *	2,682	344,905
WD-40 Co.	4,600	439,668
		75,436,795
Insurance 3.1%
ACE Ltd.	63,428	7,201,615
Aflac, Inc.	85,300	5,437,875
Alleghany Corp. *	3,440	1,707,169
Allied World Assurance Co. Holdings AG	14,700	534,492
Ambac Financial Group, Inc. *	13,400	216,410
American Equity Investment Life Holding Co.	12,600	323,568
American Financial Group, Inc.	18,750	1,353,562
American International Group, Inc.	257,115	16,213,672
American National Insurance Co.	2,300	237,544
AMERISAFE, Inc.	4,000	218,920
AmTrust Financial Services, Inc.	7,314	498,961
Aon plc	53,796	5,019,705
Arch Capital Group Ltd. *	23,800	1,782,382
Argo Group International Holdings Ltd.	5,512	344,610
Arthur J. Gallagher & Co.	33,400	1,460,582
Aspen Insurance Holdings Ltd.	10,400	505,544
Assurant, Inc.	14,800	1,206,644
Assured Guaranty Ltd.	31,900	875,336
Axis Capital Holdings Ltd.	17,600	950,400
Baldwin & Lyons, Inc., Class B	1,950	45,299
Brown & Brown, Inc.	19,300	622,811
Cincinnati Financial Corp.	35,450	2,135,153
Citizens, Inc. *(c)	16,000	134,400
CNA Financial Corp.	6,900	252,264
CNO Financial Group, Inc.	39,000	749,190
Crawford & Co., Class B	5,800	34,800
EMC Insurance Group, Inc.	1,800	45,000
Employers Holdings, Inc.	7,500	198,525
Endurance Specialty Holdings Ltd.	10,023	632,752
Enstar Group Ltd. *	3,300	520,740
Erie Indemnity Co., Class A	6,300	550,998
Everest Re Group Ltd.	8,700	1,548,339
FBL Financial Group, Inc., Class A	5,190	326,451
Federated National Holding Co.	1,500	46,178
First American Financial Corp.	16,800	640,584
FNF Group	55,539	1,959,416
Genworth Financial, Inc., Class A *	86,800	406,224
Greenlight Capital Re Ltd., Class A *	7,400	162,504
Horace Mann Educators Corp.	8,300	284,192
Independence Holding Co.	2,970	40,273
Infinity Property & Casualty Corp.	2,500	201,300
Kemper Corp.	7,700	275,044
Lincoln National Corp.	51,626	2,762,507
Loews Corp.	60,174	2,193,944
Maiden Holdings Ltd.	18,900	293,895
Markel Corp. *	2,503	2,172,604
Marsh & McLennan Cos., Inc.	104,200	5,808,108
See financial notes    47

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
MBIA, Inc. *	25,250	189,628
Mercury General Corp.	5,400	291,654
MetLife, Inc.	219,603	11,063,599
National General Holdings Corp.	10,400	204,984
National Western Life Group, Inc., Class A	500	128,995
Old Republic International Corp.	43,822	790,549
OneBeacon Insurance Group Ltd., Class A	14,800	212,972
PartnerRe Ltd.	8,900	1,237,100
Primerica, Inc.	10,700	509,641
Principal Financial Group, Inc.	55,641	2,790,953
ProAssurance Corp.	8,540	452,278
Prudential Financial, Inc.	88,472	7,298,940
Reinsurance Group of America, Inc.	12,900	1,164,096
RenaissanceRe Holdings Ltd.	8,532	935,363
RLI Corp.	5,600	340,760
Safety Insurance Group, Inc.	3,400	197,030
Selective Insurance Group, Inc.	7,800	284,622
StanCorp Financial Group, Inc.	9,300	1,066,896
State Auto Financial Corp.	5,500	131,175
Stewart Information Services Corp.	3,600	144,612
Symetra Financial Corp.	19,000	602,870
The Allstate Corp.	77,867	4,818,410
The Chubb Corp.	42,394	5,483,664
The Hanover Insurance Group, Inc.	6,900	581,325
The Hartford Financial Services Group, Inc.	78,262	3,620,400
The Navigators Group, Inc. *	4,200	358,470
The Phoenix Cos., Inc. *	475	16,331
The Progressive Corp.	107,064	3,547,030
The Travelers Cos., Inc.	62,752	7,084,073
Torchmark Corp.	22,200	1,287,822
United Fire Group, Inc.	5,000	185,950
Universal Insurance Holdings, Inc.	8,700	274,485
Unum Group	52,114	1,805,750
Validus Holdings Ltd.	16,857	746,765
W. R. Berkley Corp.	18,050	1,007,732
White Mountains Insurance Group Ltd.	1,300	1,027,000
Willis Group Holdings plc	39,800	1,775,478
XL Group plc	57,900	2,204,832
		136,996,720
Materials 3.2%
A. Schulman, Inc.	5,300	190,217
A.M. Castle & Co. *(c)	5,800	13,862
AEP Industries, Inc. *	1,900	152,000
Air Products & Chemicals, Inc.	38,000	5,281,240
Airgas, Inc.	15,100	1,452,016
AK Steel Holding Corp. *(c)	32,127	92,847
Albemarle Corp.	23,603	1,263,233
Alcoa, Inc.	254,198	2,269,988
Allegheny Technologies, Inc.	20,092	295,352
American Vanguard Corp.	3,000	40,230
Ampco-Pittsburgh Corp.	4,500	52,155
AptarGroup, Inc.	10,900	801,804
Ashland, Inc.	11,923	1,308,192
Avery Dennison Corp.	16,000	1,039,520
Axalta Coating Systems Ltd. *	31,300	864,819
Axiall Corp.	15,400	311,850
Security	Number of Shares	Value ($)
Balchem Corp.	9,800	669,340
Ball Corp.	29,000	1,986,500
Bemis Co., Inc.	16,700	764,526
Berry Plastics Group, Inc. *	24,600	824,100
Boise Cascade Co. *	5,500	164,615
Cabot Corp.	10,900	391,746
Calgon Carbon Corp.	12,500	215,000
Carpenter Technology Corp.	8,300	276,473
Celanese Corp., Series A	30,700	2,181,235
Century Aluminum Co. *	11,600	41,992
CF Industries Holdings, Inc.	47,500	2,411,575
Chase Corp.	5,200	230,932
Chemtura Corp. *	14,000	447,160
Clearwater Paper Corp. *	5,472	275,953
Cliffs Natural Resources, Inc. (c)	21,100	58,236
Codexis, Inc. *	1,870	6,068
Coeur Mining, Inc. *	22,400	60,480
Commercial Metals Co.	22,800	327,636
Compass Minerals International, Inc.	7,300	593,052
Crown Holdings, Inc. *	28,000	1,485,120
Cytec Industries, Inc.	13,200	982,344
Deltic Timber Corp.	1,500	92,940
Domtar Corp.	10,500	433,020
E.I. du Pont de Nemours & Co.	178,907	11,342,704
Eagle Materials, Inc.	11,543	762,184
Eastman Chemical Co.	28,980	2,091,487
Ecolab, Inc.	51,904	6,246,646
Ferro Corp. *	21,000	262,290
Flotek Industries, Inc. *	13,300	240,730
FMC Corp.	28,000	1,139,880
Freeport-McMoRan, Inc.	236,818	2,787,348
FutureFuel Corp.	8,300	127,903
General Moly, Inc. *	15,700	4,553
Globe Specialty Metals, Inc.	15,900	200,658
Graphic Packaging Holding Co.	52,900	749,064
Greif, Inc., Class A	11,300	370,414
H.B. Fuller Co.	9,000	341,910
Hawkins, Inc.	2,700	111,888
Haynes International, Inc.	2,500	98,625
Headwaters, Inc. *	12,000	246,600
Hecla Mining Co.	72,100	149,247
Horsehead Holding Corp. *(c)	12,800	36,352
Huntsman Corp.	38,600	508,362
Innophos Holdings, Inc.	5,300	225,197
Innospec, Inc.	4,200	232,008
International Flavors & Fragrances, Inc.	18,100	2,100,686
International Paper Co.	85,480	3,649,141
Intrepid Potash, Inc. *	11,800	45,548
Kaiser Aluminum Corp.	3,600	292,644
KapStone Paper & Packaging Corp.	15,800	343,650
KMG Chemicals, Inc.	1,600	33,664
Koppers Holdings, Inc.	4,800	91,008
Kraton Performance Polymers, Inc. *	3,500	71,365
Kronos Worldwide, Inc.	11,720	92,588
Louisiana-Pacific Corp. *	32,900	581,014
LSB Industries, Inc. *	3,000	46,950
LyondellBasell Industries N.V., Class A	73,032	6,785,403
48    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Martin Marietta Materials, Inc.	12,700	1,970,405
Materion Corp.	4,000	120,600
McEwen Mining, Inc. (c)	31,130	28,023
Minerals Technologies, Inc.	6,200	365,428
Monsanto Co.	92,626	8,634,596
Myers Industries, Inc.	8,080	126,129
Neenah Paper, Inc.	4,231	285,212
NewMarket Corp.	1,900	748,106
Newmont Mining Corp.	111,174	2,163,446
Noranda Aluminum Holding Corp.	2,357	4,054
Nucor Corp.	62,400	2,639,520
Olin Corp.	41,920	804,026
Olympic Steel, Inc.	1,400	13,398
OMNOVA Solutions, Inc. *	10,400	74,672
Owens-Illinois, Inc. *	33,600	724,080
P.H. Glatfelter Co.	7,000	135,800
Packaging Corp. of America	20,100	1,375,845
Platform Specialty Products Corp. *	24,500	255,780
PolyOne Corp.	14,810	495,246
PPG Industries, Inc.	52,800	5,504,928
Praxair, Inc.	54,900	6,098,841
Quaker Chemical Corp.	3,200	254,016
Rayonier Advanced Materials, Inc.	6,960	64,171
Reliance Steel & Aluminum Co.	13,300	797,468
Rentech, Inc. *	3,740	21,879
Resolute Forest Products, Inc. *	14,000	104,580
Royal Gold, Inc.	11,400	545,376
RPM International, Inc.	24,600	1,124,466
Schnitzer Steel Industries, Inc., Class A	3,450	58,167
Schweitzer-Mauduit International, Inc.	4,600	178,572
Sealed Air Corp.	37,300	1,832,176
Sensient Technologies Corp.	7,400	482,998
Sigma-Aldrich Corp.	22,500	3,143,700
Silgan Holdings, Inc.	6,900	351,003
Sonoco Products Co.	16,800	717,192
Steel Dynamics, Inc.	47,300	873,631
Stepan Co.	4,300	227,599
Stillwater Mining Co. *	24,633	230,072
SunCoke Energy, Inc.	15,217	75,476
The Chemours Co.	34,661	240,201
The Dow Chemical Co.	224,451	11,597,383
The Mosaic Co.	71,112	2,402,875
The Scotts Miracle-Gro Co., Class A	12,500	827,000
The Sherwin-Williams Co.	15,601	4,162,815
The Valspar Corp.	13,300	1,076,635
TimkenSteel Corp.	6,550	69,692
Tredegar Corp.	5,100	72,726
Tronox Ltd., Class A	9,800	60,858
United States Steel Corp. (c)	26,300	307,184
Universal Stainless & Alloy Products, Inc. *	1,800	15,660
Valhi, Inc. (c)	13,600	33,592
Vulcan Materials Co.	26,192	2,529,623
W.R. Grace & Co. *	13,600	1,364,080
Wausau Paper Corp.	8,700	88,827
Westlake Chemical Corp.	7,500	452,025
WestRock Co.	51,969	2,793,853
Worthington Industries, Inc.	16,800	515,760
		145,020,545
Security	Number of Shares	Value ($)
Media 3.3%
A. H. Belo Corp., Class A	13,980	75,632
AMC Networks, Inc., Class A *	10,400	768,456
Cable One, Inc. *	900	390,096
Cablevision Systems Corp., Class A	43,900	1,430,701
Carmike Cinemas, Inc. *	6,300	161,343
CBS Corp., Class B - Non Voting Shares	91,190	4,242,159
Central European Media Enterprises Ltd., Class A *(c)	9,900	21,384
Charter Communications, Inc., Class A *(c)	15,800	3,016,852
Cinemark Holdings, Inc.	19,600	694,624
Clear Channel Outdoor Holdings, Inc., Class A *	20,700	154,836
Comcast Corp., Class A	481,860	30,174,073
Crown Media Holdings, Inc., Class A *	6,000	34,740
Cumulus Media, Inc., Class A *	25,351	11,639
Discovery Communications, Inc., Class A *	26,061	767,236
Discovery Communications, Inc., Class C *	57,261	1,575,823
DISH Network Corp., Class A *	43,300	2,726,601
DreamWorks Animation SKG, Inc., Class A *	19,500	394,680
Entercom Communications Corp., Class A *	11,000	121,440
Gannett Co., Inc.	19,500	308,490
Global Eagle Entertainment, Inc. *	17,114	227,958
Harte-Hanks, Inc.	17,200	73,100
John Wiley & Sons, Inc., Class A	9,000	470,970
Journal Media Group, Inc.	5,745	70,319
Liberty Broadband Corp., Class A *	4,373	238,591
Liberty Broadband Corp., Class C *	17,496	940,760
Liberty Global plc LiLAC., Class A *	2,498	96,473
Liberty Global plc LiLAC., Class C *	5,708	220,671
Liberty Global plc, Class A *	49,975	2,224,887
Liberty Global plc, Series C *	121,175	5,166,902
Liberty Media Corp., Class A *	17,495	713,096
Liberty Media Corp., Class C *	42,690	1,671,313
Lions Gate Entertainment Corp.	20,600	802,782
Live Nation Entertainment, Inc. *	26,457	721,747
Loral Space & Communications, Inc. *	2,800	125,188
Martha Stewart Living Omnimedia, Inc., Class A *	26,100	157,644
Media General, Inc. *	18,400	273,424
Meredith Corp.	5,100	239,802
MSG Networks, Inc., Class A *	10,175	208,791
National CineMedia, Inc.	13,200	187,440
New Media Investment Group, Inc.	11,500	185,150
News Corp., Class A	104,687	1,612,180
Nexstar Broadcasting Group, Inc., Class A	4,500	239,535
Omnicom Group, Inc.	45,800	3,431,336
Regal Entertainment Group, Class A	12,100	234,498
Rentrak Corp. *(c)	3,000	165,540
Salem Media Group, Inc.	5,700	35,853
Scholastic Corp.	7,300	298,351
See financial notes    49

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Scripps Networks Interactive, Inc., Class A	19,200	1,153,536
Sinclair Broadcast Group, Inc., Class A	11,000	330,110
Sirius XM Holdings, Inc. *	485,300	1,980,024
Sizmek, Inc. *	8,300	49,219
Starz, Class A *	16,195	542,694
TEGNA, Inc.	46,100	1,246,544
The E.W. Scripps Co., Class A	18,547	409,147
The Interpublic Group of Cos., Inc.	73,037	1,674,738
The Madison Square Garden Co., Class A *	3,391	605,293
The New York Times Co., Class A	40,200	533,856
The Walt Disney Co.	302,439	34,399,412
Time Warner Cable, Inc.	55,437	10,499,768
Time Warner, Inc.	156,757	11,810,072
Time, Inc.	19,122	355,287
Tribune Media Co., Class A	18,500	746,105
Twenty-First Century Fox, Inc., Class A	323,878	9,939,816
Viacom, Inc., Class B	68,922	3,398,544
World Wrestling Entertainment, Inc., Class A (c)	5,700	101,631
		147,880,902
Pharmaceuticals, Biotechnology & Life Sciences 9.2%
AbbVie, Inc.	322,096	19,180,817
ACADIA Pharmaceuticals, Inc. *	16,600	578,012
Accelerate Diagnostics, Inc. *(c)	5,300	88,881
Achillion Pharmaceuticals, Inc. *	19,800	154,836
Acorda Therapeutics, Inc. *	8,400	302,736
Acura Pharmaceuticals, Inc. *	4,180	10,283
Aegerion Pharmaceuticals, Inc. *(c)	3,800	55,784
Affymetrix, Inc. *	25,500	234,600
Agilent Technologies, Inc.	62,917	2,375,746
Agios Pharmaceuticals, Inc. *	6,000	437,160
Akorn, Inc. *	15,400	411,796
Albany Molecular Research, Inc. *	8,800	158,752
Alder Biopharmaceuticals, Inc. *	6,300	201,474
Alexion Pharmaceuticals, Inc. *	43,500	7,656,000
Alkermes plc *	28,600	2,056,912
Allergan plc *	77,087	23,779,027
Alnylam Pharmaceuticals, Inc. *	15,500	1,332,225
AMAG Pharmaceuticals, Inc. *	6,600	264,000
Amgen, Inc.	150,989	23,883,440
Amicus Therapeutics, Inc. *	27,200	204,000
Anacor Pharmaceuticals, Inc. *	9,800	1,101,618
Aratana Therapeutics, Inc. *	10,100	70,599
Arena Pharmaceuticals, Inc. *	32,100	60,669
ARIAD Pharmaceuticals, Inc. *	57,200	391,248
ArQule, Inc. *	21,000	47,460
Array BioPharma, Inc. *	62,184	318,382
Arrowhead Research Corp. *(c)	10,700	55,105
AVEO Pharmaceuticals, Inc. *(c)	15,100	17,516
Baxalta, Inc.	105,806	3,646,075
Bio-Rad Laboratories, Inc., Class A *	4,900	683,452
Bio-Techne Corp.	7,800	687,960
BioCryst Pharmaceuticals, Inc. *	23,900	214,861
BioDelivery Sciences International, Inc. *(c)	14,119	75,960
Security	Number of Shares	Value ($)
Biogen, Inc. *	46,312	13,454,099
BioMarin Pharmaceutical, Inc. *	31,000	3,628,240
Biota Pharmaceuticals, Inc. *	26,016	50,211
Bluebird Bio, Inc. *	8,000	617,040
Bristol-Myers Squibb Co.	326,953	21,562,550
Bruker Corp. *	18,000	330,660
Cambrex Corp. *	7,200	330,984
Catalent, Inc. *	18,000	478,440
Celgene Corp. *	155,562	19,089,013
Celldex Therapeutics, Inc. *	25,800	311,148
Cempra, Inc. *(c)	7,500	166,500
Cepheid *	16,200	541,080
Charles River Laboratories International, Inc. *	10,416	679,540
Chimerix, Inc. *	7,200	282,096
Clovis Oncology, Inc. *	6,400	639,424
Depomed, Inc. *	14,500	253,750
Durect Corp. *	14,500	29,580
Dyax Corp. *	31,000	853,430
Dynavax Technologies Corp. *	10,950	248,674
Eli Lilly & Co.	192,289	15,685,014
Emergent Biosolutions, Inc. *	10,400	334,360
Endo International plc *	39,350	2,360,606
Endocyte, Inc. *	11,300	58,082
Enzo Biochem, Inc. *	43,981	163,609
Enzon Pharmaceuticals, Inc.	21,300	14,058
EPIRUS Biopharmaceuticals, Inc. *(c)	843	4,510
Esperion Therapeutics, Inc. *(c)	3,500	84,000
Exact Sciences Corp. *(c)	16,300	135,779
Exelixis, Inc. *(c)	44,700	269,094
FibroGen, Inc. *	12,700	296,037
Fluidigm Corp. *	6,000	64,860
Foundation Medicine, Inc. *(c)	6,500	145,730
Genomic Health, Inc. *	8,400	175,728
Geron Corp. *	46,200	160,314
Gilead Sciences, Inc.	289,192	31,270,331
GTx, Inc. *(c)	15,900	16,854
Halozyme Therapeutics, Inc. *	28,000	438,200
Harvard Apparatus Regenerative Technology, Inc. *	4,825	2,905
Harvard Bioscience, Inc. *	19,300	56,742
Heron Therapeutics, Inc. *(c)	8,200	224,844
Horizon Pharma plc *	30,500	479,460
Illumina, Inc. *	28,000	4,011,840
ImmunoGen, Inc. *	16,900	197,730
Immunomedics, Inc. *(c)	64,448	192,699
Impax Laboratories, Inc. *	13,800	477,894
Incyte Corp. *	32,200	3,784,466
Infinity Pharmaceuticals, Inc. *	19,600	202,860
Inovio Pharmaceuticals, Inc. *(c)	20,194	127,828
Insmed, Inc. *	15,000	297,600
Intercept Pharmaceuticals, Inc. *	3,900	613,080
Intra-Cellular Therapies, Inc. *	8,000	382,800
Intrexon Corp. *(c)	8,700	292,320
Ironwood Pharmaceuticals, Inc. *	19,800	224,928
Isis Pharmaceuticals, Inc. *	22,900	1,102,635
Jazz Pharmaceuticals plc *	11,400	1,564,992
Johnson & Johnson	544,109	54,971,332
Juno Therapeutics, Inc. *(c)	13,900	719,464
Keryx Biopharmaceuticals, Inc. *(c)	24,800	111,104
Kite Pharma, Inc. *(c)	8,300	564,815
50    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Lannett Co., Inc. *(c)	8,800	393,976
Lexicon Pharmaceuticals, Inc. *(c)	18,214	173,215
Ligand Pharmaceuticals, Inc. *	4,948	447,052
Luminex Corp. *	12,900	234,780
MacroGenics, Inc. *	7,500	233,025
Mallinckrodt plc *	21,702	1,425,170
MannKind Corp. *(c)	40,800	135,048
Medivation, Inc. *	30,400	1,278,624
Merck & Co., Inc.	556,516	30,419,165
Merrimack Pharmaceuticals, Inc. *	38,590	360,431
Mettler-Toledo International, Inc. *	5,900	1,834,841
MiMedx Group, Inc. *	26,820	195,250
Momenta Pharmaceuticals, Inc. *	13,500	221,535
Mylan N.V. *	80,100	3,531,609
Myriad Genetics, Inc. *(c)	16,600	670,142
Nektar Therapeutics *	43,600	517,532
Neurocrine Biosciences, Inc. *	17,200	844,348
NewLink Genetics Corp. *	4,700	179,869
Novavax, Inc. *	52,500	354,375
Omeros Corp. *(c)	8,800	110,264
Oncothyreon, Inc. *	25,700	76,072
Ophthotech Corp. *	8,000	399,440
OPKO Health, Inc. *(c)	77,300	730,485
Orexigen Therapeutics, Inc. *(c)	32,750	99,560
OvaScience, Inc. *(c)	4,900	63,553
Pacira Pharmaceuticals, Inc. *	6,500	324,675
Pain Therapeutics, Inc. *	18,600	34,410
PAREXEL International Corp. *	13,800	871,056
PDL BioPharma, Inc.	28,700	131,446
PerkinElmer, Inc.	23,577	1,217,516
Perrigo Co., plc	29,700	4,684,878
Pfizer, Inc.	1,213,725	41,048,179
Portola Pharmaceuticals, Inc. *	13,300	633,213
POZEN, Inc. *(c)	16,100	94,185
Prestige Brands Holdings, Inc. *	8,500	416,585
Prothena Corp. plc *	8,919	459,418
PTC Therapeutics, Inc. *	5,885	146,360
Puma Biotechnology, Inc. *	4,800	395,616
Quintiles Transnational Holdings, Inc. *	18,800	1,196,620
Radius Health, Inc. *	8,000	513,840
Raptor Pharmaceutical Corp. *	29,942	163,184
Regeneron Pharmaceuticals, Inc. *	15,400	8,583,806
Relypsa, Inc. *	7,400	118,326
Repligen Corp. *	9,886	328,611
Retrophin, Inc. *	9,400	179,822
Rigel Pharmaceuticals, Inc. *	48,200	122,428
Sagent Pharmaceuticals, Inc. *	9,800	164,738
Sangamo BioSciences, Inc. *	14,600	102,930
Sarepta Therapeutics, Inc. *	9,800	235,788
Seattle Genetics, Inc. *	23,400	970,866
Sequenom, Inc. *(c)	87,600	153,300
Spectrum Pharmaceuticals, Inc. *	24,200	126,082
Sucampo Pharmaceuticals, Inc., Class A *	4,300	83,248
Synta Pharmaceuticals Corp. *(c)	43,900	29,413
TESARO, Inc. *	6,195	281,687
Tetraphase Pharmaceuticals, Inc. *	5,600	50,568
The Medicines Co. *	15,600	534,144
TherapeuticsMD, Inc. *	35,777	210,011
Theravance Biopharma, Inc. *	3,914	58,514
Theravance, Inc. (c)	13,700	120,286
Security	Number of Shares	Value ($)
Thermo Fisher Scientific, Inc.	77,302	10,109,556
Ultragenyx Pharmaceutical, Inc. *	7,700	764,995
United Therapeutics Corp. *	9,100	1,334,333
Vanda Pharmaceuticals, Inc. *(c)	13,953	149,855
Vertex Pharmaceuticals, Inc. *	48,244	6,017,957
Vical, Inc. *	34,400	14,448
VIVUS, Inc. *(c)	23,400	29,484
VWR Corp. *	9,000	247,590
Waters Corp. *	16,100	2,057,580
XenoPort, Inc. *	37,200	227,292
ZIOPHARM Oncology, Inc. *(c)	33,811	385,107
Zoetis, Inc.	92,879	3,994,726
		411,613,382
Real Estate 4.2%
Acadia Realty Trust	23,300	766,337
AG Mortgage Investment Trust, Inc.	12,000	182,520
Agree Realty Corp.	5,000	161,900
Alexander & Baldwin, Inc.	6,400	241,536
Alexander's, Inc.	800	315,912
Alexandria Real Estate Equities, Inc.	15,800	1,417,892
Altisource Portfolio Solutions S.A. *	2,800	75,068
Altisource Residential Corp.	10,789	155,254
American Assets Trust, Inc.	8,000	337,280
American Campus Communities, Inc.	29,900	1,213,043
American Capital Agency Corp.	72,900	1,299,807
American Capital Mortgage Investment Corp.	14,600	211,846
American Homes 4 Rent, Class A	24,300	400,950
American Realty Investors, Inc. *	1,537	7,992
American Tower Corp.	82,944	8,479,365
Annaly Capital Management, Inc.	180,600	1,796,970
Anworth Mortgage Asset Corp.	24,200	115,434
Apartment Investment & Management Co., Class A	39,211	1,536,679
Apollo Commercial Real Estate Finance, Inc.	11,400	189,354
Apollo Residential Mortgage, Inc.	12,900	166,023
Apple Hospitality REIT, Inc. (c)	35,000	690,200
ARMOUR Residential REIT, Inc.	7,625	156,465
Ashford Hospitality Prime, Inc.	2,168	31,870
Ashford Hospitality Trust, Inc.	9,000	61,920
AV Homes, Inc. *	6,500	86,060
AvalonBay Communities, Inc.	26,919	4,706,249
BioMed Realty Trust, Inc.	46,700	1,093,247
Blackstone Mortgage Trust, Inc., Class A	18,102	498,167
Boston Properties, Inc.	31,100	3,913,935
Brandywine Realty Trust	62,663	845,950
Brixmor Property Group, Inc.	31,600	809,592
Camden Property Trust	17,500	1,291,325
Campus Crest Communities, Inc.	17,900	118,677
Capstead Mortgage Corp.	21,740	209,791
Care Capital Properties, Inc.	16,741	551,616
CareTrust REIT, Inc.	7,131	80,723
CBL & Associates Properties, Inc.	26,785	390,525
CBRE Group, Inc., Class A *	57,000	2,124,960
Cedar Realty Trust, Inc.	33,200	232,068
Chambers Street Properties	37,300	264,084
See financial notes    51

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Chatham Lodging Trust	8,234	188,476
Chesapeake Lodging Trust	8,500	234,090
Chimera Investment Corp.	33,940	477,875
CIM Commercial Trust Corp.	9,700	188,762
Colony Capital, Inc., Class A	19,300	392,562
Columbia Property Trust, Inc.	20,200	501,768
Communications Sales & Leasing, Inc.	21,853	439,027
Consolidated-Tomoka Land Co.	2,000	102,500
CoreSite Realty Corp.	3,400	186,830
Corporate Office Properties Trust	14,400	331,200
Corrections Corp. of America	20,285	578,122
Cousins Properties, Inc.	53,345	535,584
Crown Castle International Corp.	65,323	5,582,504
CubeSmart	41,400	1,151,748
CyrusOne, Inc.	10,000	352,800
CYS Investments, Inc.	25,500	196,860
DCT Industrial Trust, Inc.	15,900	590,208
DDR Corp.	54,584	917,011
DiamondRock Hospitality Co.	59,386	693,628
Digital Realty Trust, Inc.	27,300	2,019,108
Douglas Emmett, Inc.	24,948	762,161
Duke Realty Corp.	69,590	1,440,513
DuPont Fabros Technology, Inc.	9,200	295,228
Dynex Capital, Inc.	21,998	145,847
EastGroup Properties, Inc.	6,300	353,808
Education Realty Trust, Inc.	9,166	329,151
Empire State Realty Trust, Inc., Class A	22,502	400,986
EPR Properties	9,600	545,376
Equinix, Inc.	10,586	3,140,654
Equity Commonwealth *	23,450	673,249
Equity LifeStyle Properties, Inc.	20,700	1,251,936
Equity One, Inc.	12,100	321,618
Equity Residential	73,500	5,683,020
Essex Property Trust, Inc.	12,989	2,863,295
Extra Space Storage, Inc.	23,200	1,838,368
Federal Realty Investment Trust	15,200	2,181,048
FelCor Lodging Trust, Inc.	28,000	225,400
First Industrial Realty Trust, Inc.	15,900	344,712
First Potomac Realty Trust	14,800	174,492
Forest City Enterprises, Inc., Class A *	33,700	744,770
Forestar Group, Inc. *	4,933	69,802
Franklin Street Properties Corp.	22,500	234,450
Gaming & Leisure Properties, Inc.	21,618	630,597
General Growth Properties, Inc.	125,309	3,627,696
Getty Realty Corp.	9,500	160,360
Global Net Lease, Inc. (c)	40,000	367,200
Government Properties Income Trust	9,900	161,172
Gramercy Property Trust, Inc.	6,807	154,383
Griffin Industrial Realty, Inc.	300	7,674
Hatteras Financial Corp.	13,800	197,478
HCP, Inc.	89,348	3,323,746
Healthcare Realty Trust, Inc.	15,800	416,488
Healthcare Trust of America, Inc., Class A	21,000	552,510
Hersha Hospitality Trust	10,000	240,100
Highwoods Properties, Inc.	17,261	749,990
Hospitality Properties Trust	24,500	657,580
Host Hotels & Resorts, Inc.	146,663	2,541,670
Security	Number of Shares	Value ($)
Hudson Pacific Properties, Inc.	9,100	259,987
Inland Real Estate Corp.	20,300	179,655
Invesco Mortgage Capital, Inc.	22,300	268,715
Investors Real Estate Trust	28,600	232,232
Iron Mountain, Inc.	36,173	1,108,341
iStar, Inc. *	13,390	173,267
Jones Lang LaSalle, Inc.	9,300	1,550,403
Kennedy-Wilson Holdings, Inc.	12,200	299,144
Kilroy Realty Corp.	15,400	1,013,936
Kimco Realty Corp.	82,295	2,203,037
Kite Realty Group Trust	15,825	417,938
Lamar Advertising Co., Class A	16,100	908,523
LaSalle Hotel Properties	19,700	579,377
Lexington Realty Trust	33,567	296,732
Liberty Property Trust	33,100	1,126,062
LTC Properties, Inc.	8,700	372,795
Mack-Cali Realty Corp.	18,500	402,560
Maui Land & Pineapple Co., Inc. *	800	4,160
Medical Properties Trust, Inc.	65,300	737,890
MFA Financial, Inc.	60,500	418,660
Mid-America Apartment Communities, Inc.	12,844	1,094,180
Monmouth Real Estate Investment Corp.	18,100	188,421
Monogram Residential Trust, Inc.	55,400	546,244
National Health Investors, Inc.	5,900	346,566
National Retail Properties, Inc.	29,220	1,110,360
New Century Financial Corp. *(b)(e)	3,600	—
New Residential Investment Corp.	45,250	548,882
New Senior Investment Group, Inc.	20,583	206,242
New York Mortgage Trust, Inc. (c)	18,600	105,648
New York REIT, Inc.	28,100	320,340
Newcastle Investment Corp.	20,583	101,268
NorthStar Realty Finance Corp.	63,075	757,531
Omega Healthcare Investors, Inc.	32,494	1,121,693
One Liberty Properties, Inc.	1,400	32,984
Outfront Media, Inc.	24,003	566,711
Paramount Group, Inc.	45,900	815,643
Parkway Properties, Inc.	14,940	249,946
Pebblebrook Hotel Trust	12,300	420,414
Pennsylvania Real Estate Investment Trust	13,900	312,472
PennyMac Mortgage Investment Trust	14,400	210,528
Physicians Realty Trust	10,600	169,388
Piedmont Office Realty Trust, Inc., Class A	27,500	532,950
Plum Creek Timber Co., Inc.	37,947	1,545,961
Post Properties, Inc.	8,200	489,868
Potlatch Corp.	5,753	179,724
Preferred Apartment Communities, Inc., Class A	3,700	40,515
Prologis, Inc.	106,534	4,552,198
PS Business Parks, Inc.	3,000	257,370
Public Storage	28,097	6,447,138
QTS Realty Trust, Inc., Class A	9,100	391,391
RAIT Financial Trust	16,199	78,565
Ramco-Gershenson Properties Trust	22,500	378,000
Rayonier, Inc.	32,182	728,922
Realogy Holdings Corp. *	29,400	1,149,540
Realty Income Corp.	48,035	2,375,811
52    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Redwood Trust, Inc.	19,700	261,616
Regency Centers Corp.	20,233	1,375,035
Resource Capital Corp.	7,150	91,806
Retail Opportunity Investments Corp.	14,400	261,072
Retail Properties of America, Inc., Class A	41,600	622,752
RLJ Lodging Trust	30,400	762,736
Rouse Properties, Inc.	10,715	188,477
Ryman Hospitality Properties, Inc.	7,837	412,226
Sabra Health Care REIT, Inc.	13,700	310,716
Saul Centers, Inc.	4,700	263,529
Select Income REIT	14,600	294,920
Senior Housing Properties Trust	37,819	574,471
Seritage Growth Properties *(c)	13,000	547,690
Silver Bay Realty Trust Corp.	13,033	211,135
Simon Property Group, Inc.	60,105	12,108,753
SL Green Realty Corp.	19,566	2,320,919
Sovran Self Storage, Inc.	6,626	661,739
Spirit Realty Capital, Inc.	89,048	906,509
STAG Industrial, Inc.	11,900	244,188
Starwood Property Trust, Inc.	50,873	1,022,039
Starwood Waypoint Residential Trust	6,440	158,424
Strategic Hotels & Resorts, Inc. *	42,000	592,200
Summit Hotel Properties, Inc.	9,600	125,568
Sun Communities, Inc.	11,300	757,326
Sunstone Hotel Investors, Inc.	60,145	869,697
Tanger Factory Outlet Centers, Inc.	15,600	545,220
Taubman Centers, Inc.	11,600	892,968
Tejon Ranch Co. *	3,674	82,775
The Geo Group, Inc.	11,899	383,981
The Howard Hughes Corp. *	6,300	778,554
The Macerich Co.	27,405	2,322,300
The St. Joe Co. *(c)	18,800	372,616
Two Harbors Investment Corp.	60,300	510,138
UDR, Inc.	50,961	1,756,116
UMH Properties, Inc.	7,900	78,131
Universal Health Realty Income Trust	4,700	233,543
Urban Edge Properties	16,046	380,932
Urstadt Biddle Properties, Inc., Class A	4,500	90,450
Ventas, Inc.	66,966	3,597,413
VEREIT, Inc.	178,200	1,471,932
Vornado Realty Trust	34,092	3,427,951
Washington Real Estate Investment Trust	9,700	261,997
Weingarten Realty Investors	23,175	828,738
Welltower, Inc.	71,958	4,667,915
Western Asset Mortgage Capital Corp. (c)	4,607	52,612
Weyerhaeuser Co.	99,992	2,932,765
Whitestone REIT	2,100	25,956
WP Carey, Inc.	22,700	1,438,499
WP GLIMCHER, Inc.	33,804	392,802
Xenia Hotels & Resorts, Inc.	35,200	610,368
		185,706,820
Security	Number of Shares	Value ($)
Retailing 5.1%
Aaron's, Inc.	14,675	362,032
Abercrombie & Fitch Co., Class A	11,800	250,042
Advance Auto Parts, Inc.	15,340	3,043,916
Aeropostale, Inc. *(c)	25,600	15,872
Amazon.com, Inc. *	75,225	47,083,327
America's Car-Mart, Inc. *	6,850	234,544
American Eagle Outfitters, Inc.	40,750	622,660
Asbury Automotive Group, Inc. *	6,500	514,800
Ascena Retail Group, Inc. *	34,141	454,758
AutoNation, Inc. *	13,800	872,022
AutoZone, Inc. *	5,900	4,628,019
Barnes & Noble Education, Inc. *	4,676	68,971
Barnes & Noble, Inc.	7,400	96,126
Bed Bath & Beyond, Inc. *	35,500	2,116,865
Best Buy Co., Inc.	63,425	2,221,778
Big Lots, Inc.	14,700	677,670
Burlington Stores, Inc. *	17,000	817,360
Cabela's, Inc. *	7,700	301,609
Caleres, Inc.	6,675	203,988
CarMax, Inc. *	40,246	2,374,916
Chico's FAS, Inc.	26,200	362,084
Christopher & Banks Corp. *	13,400	19,564
Conn's, Inc. *	7,900	149,863
Core-Mark Holding Co., Inc.	4,000	325,160
CST Brands, Inc.	12,286	441,436
Destination Maternity Corp.	5,000	34,650
Dick's Sporting Goods, Inc.	17,500	779,625
Dillard's, Inc., Class A	4,300	384,764
Dollar General Corp.	59,625	4,040,786
Dollar Tree, Inc. *	43,344	2,838,599
DSW, Inc., Class A	11,560	288,306
Expedia, Inc.	19,472	2,654,034
Express, Inc. *	12,600	243,180
Five Below, Inc. *	15,800	542,572
Foot Locker, Inc.	29,900	2,025,725
Francesca's Holdings Corp. *	13,300	188,993
Fred's, Inc., Class A	6,700	92,661
FTD Cos., Inc. *	8,070	228,542
GameStop Corp., Class A (c)	19,348	891,362
Genesco, Inc. *	4,300	269,395
Genuine Parts Co.	30,300	2,750,028
GNC Holdings, Inc., Class A	15,500	461,125
Group 1 Automotive, Inc.	4,400	382,580
Groupon, Inc. *	88,400	327,964
Guess?, Inc.	16,800	353,640
Hibbett Sports, Inc. *	3,543	121,029
HSN, Inc.	6,269	387,738
J.C. Penney Co., Inc. *	72,200	662,074
Kirkland's, Inc.	8,700	200,013
Kohl's Corp.	39,600	1,826,352
L Brands, Inc.	51,320	4,925,694
Lands' End, Inc. *(c)	7,747	191,196
Liberty Interactive Corp., QVC Group, Class A *	89,109	2,438,913
Liberty TripAdvisor Holdings, Inc., Class A *	13,830	431,358
Liberty Ventures, Series A *	25,347	1,104,369
Lithia Motors, Inc., Class A	3,300	387,387
LKQ Corp. *	58,900	1,744,029
Lowe's Cos., Inc.	181,451	13,396,527
See financial notes    53

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Lumber Liquidators Holdings, Inc. *(c)	4,600	63,572
Macy's, Inc.	63,863	3,255,736
MarineMax, Inc. *	16,300	257,540
Mattress Firm Holding Corp. *	3,200	136,224
Monro Muffler Brake, Inc.	4,462	330,947
Murphy USA, Inc. *	6,875	421,919
Netflix, Inc. *	84,347	9,141,528
Nordstrom, Inc.	26,300	1,715,023
O'Reilly Automotive, Inc. *	19,799	5,469,672
Office Depot, Inc. *	99,656	759,379
Outerwall, Inc. (c)	5,000	300,000
Pacific Sunwear of California, Inc. *	41,175	11,027
Penske Automotive Group, Inc.	9,100	444,444
Pier 1 Imports, Inc. (c)	15,800	117,236
Pool Corp.	6,662	543,219
Rent-A-Center, Inc.	7,750	142,523
Restoration Hardware Holdings, Inc. *	6,300	649,467
Ross Stores, Inc.	80,400	4,066,632
Sally Beauty Holdings, Inc. *	39,950	939,225
Sears Holdings Corp. *(c)	11,385	266,067
Select Comfort Corp. *	12,200	258,640
Shoe Carnival, Inc.	6,300	141,561
Shutterfly, Inc. *	6,300	262,773
Signet Jewelers Ltd.	16,800	2,535,792
Sonic Automotive, Inc., Class A	11,200	279,328
Stage Stores, Inc.	14,275	138,896
Staples, Inc.	118,900	1,544,511
Stein Mart, Inc.	10,300	91,258
Systemax, Inc. *	8,000	74,160
Target Corp.	120,378	9,290,774
The Buckle, Inc. (c)	3,875	137,330
The Cato Corp., Class A	7,100	268,096
The Children's Place, Inc.	3,600	193,212
The Finish Line, Inc., Class A	7,161	133,409
The Gap, Inc.	51,800	1,409,996
The Home Depot, Inc.	251,963	31,152,705
The Men's Wearhouse, Inc.	6,600	263,868
The Michaels Cos., Inc. *	16,000	374,080
The Pep Boys - Manny, Moe & Jack *	19,400	291,776
The Priceline Group, Inc. *	9,976	14,507,498
The TJX Cos., Inc.	133,447	9,766,986
Tiffany & Co.	22,200	1,830,168
Tractor Supply Co.	25,700	2,374,423
Trans World Entertainment Corp. *	9,700	36,860
Travelport Worldwide Ltd.	20,000	271,000
TripAdvisor, Inc. *	22,272	1,865,948
Tuesday Morning Corp. *	10,800	58,428
Ulta Salon, Cosmetics & Fragrance, Inc. *	12,100	2,104,916
Urban Outfitters, Inc. *	18,000	514,800
Vitamin Shoppe, Inc. *	4,200	120,498
VOXX International Corp. *	9,100	46,956
West Marine, Inc. *	8,200	83,476
Williams-Sonoma, Inc.	16,200	1,194,750
Winmark Corp.	1,700	171,275
Zumiez, Inc. *	10,500	183,540
		228,859,659
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.4%
Advanced Energy Industries, Inc. *	4,500	127,260
Advanced Micro Devices, Inc. *	123,300	261,396
Altera Corp.	59,500	3,126,725
Amkor Technology, Inc. *	35,700	222,054
Amtech Systems, Inc. *	3,500	18,025
ANADIGICS, Inc. *	8,150	1,875
Analog Devices, Inc.	60,249	3,622,170
Applied Materials, Inc.	232,598	3,900,668
Applied Micro Circuits Corp. *	21,300	138,024
Atmel Corp.	84,600	642,960
Avago Technologies Ltd.	51,300	6,316,569
AXT, Inc. *	3,500	7,700
Broadcom Corp., Class A	111,590	5,735,726
Brooks Automation, Inc.	11,885	131,210
Cabot Microelectronics Corp. *	5,660	238,682
Cavium, Inc. *	10,400	737,880
CEVA, Inc. *	7,233	169,035
Cirrus Logic, Inc. *	9,800	302,134
Cohu, Inc.	7,500	94,425
Cree, Inc. *(c)	20,900	526,471
Cypress Semiconductor Corp. *	69,226	729,642
Diodes, Inc. *	11,012	252,175
DSP Group, Inc. *	6,300	63,630
Entegris, Inc. *	48,499	622,242
Exar Corp. *	9,834	55,955
Fairchild Semiconductor International, Inc. *	17,800	296,904
First Solar, Inc. *	13,279	757,833
FormFactor, Inc. *	14,600	120,304
Freescale Semiconductor Ltd. *	21,400	716,686
GSI Technology, Inc. *	8,500	35,870
Integrated Device Technology, Inc. *	26,920	686,460
Integrated Silicon Solution, Inc.	9,338	209,918
Intel Corp.	931,897	31,554,032
Intersil Corp., Class A	26,764	362,652
IXYS Corp.	6,900	85,974
KLA-Tencor Corp.	29,000	1,946,480
Kopin Corp. *	19,600	52,332
Kulicke & Soffa Industries, Inc. *	18,500	196,100
Lam Research Corp.	30,267	2,318,150
Lattice Semiconductor Corp. *	25,100	114,958
Linear Technology Corp.	49,900	2,216,558
Marvell Technology Group Ltd.	111,400	914,594
Maxim Integrated Products, Inc.	55,700	2,282,586
MaxLinear, Inc., Class A *	4,422	57,486
Microchip Technology, Inc.	42,875	2,070,434
Micron Technology, Inc. *	208,307	3,449,564
Microsemi Corp. *	22,552	812,098
MKS Instruments, Inc.	7,900	278,396
Monolithic Power Systems, Inc.	6,500	405,730
MoSys, Inc. *	6,400	8,896
Nanometrics, Inc. *	5,300	80,984
NVIDIA Corp.	97,000	2,751,890
OmniVision Technologies, Inc. *	13,900	401,293
ON Semiconductor Corp. *	75,165	826,815
PDF Solutions, Inc. *	9,699	102,421
Pericom Semiconductor Corp.	6,600	115,170
Photronics, Inc. *	18,000	172,620
PMC-Sierra, Inc. *	54,300	647,256
Power Integrations, Inc.	4,200	212,562
54    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Qorvo, Inc. *	30,074	1,321,151
QuickLogic Corp. *(c)	27,600	38,088
Rambus, Inc. *	19,600	202,272
Rudolph Technologies, Inc. *	16,418	209,986
Semtech Corp. *	21,700	379,750
Silicon Laboratories, Inc. *	5,000	249,850
Skyworks Solutions, Inc.	35,789	2,764,342
SunEdison, Inc. *	58,000	423,400
SunPower Corp. *	6,800	182,512
Synaptics, Inc. *	8,450	719,011
Teradyne, Inc.	34,959	682,400
Tessera Technologies, Inc.	11,100	388,167
Texas Instruments, Inc.	201,197	11,411,894
Ultratech, Inc. *	4,800	75,024
Veeco Instruments, Inc. *	8,800	158,576
Xcerra Corp. *	19,192	133,193
Xilinx, Inc.	47,500	2,261,950
		106,908,205
Software & Services 11.5%
Accenture plc, Class A	121,997	13,078,078
ACI Worldwide, Inc. *	23,100	553,245
Activision Blizzard, Inc.	98,232	3,414,544
Actua Corp. *	8,050	111,492
Acxiom Corp. *	13,300	294,196
Adobe Systems, Inc. *	98,610	8,742,763
Akamai Technologies, Inc. *	37,038	2,252,651
Alliance Data Systems Corp. *	11,844	3,521,340
Alphabet, Inc., Class A *	57,076	42,087,272
Alphabet, Inc., Class C *	58,027	41,246,172
Amdocs Ltd.	34,600	2,061,122
Angie's List, Inc. *(c)	22,248	171,977
ANSYS, Inc. *	19,286	1,838,149
Aspen Technology, Inc. *	15,400	637,406
Autodesk, Inc. *	44,300	2,444,917
Automatic Data Processing, Inc.	89,762	7,808,396
Bankrate, Inc. *	14,600	173,302
Bazaarvoice, Inc. *	15,200	67,336
Blackbaud, Inc.	13,400	840,046
Blackhawk Network Holdings, Inc. *	12,003	511,088
Blucora, Inc. *	11,572	113,406
Booz Allen Hamilton Holding Corp.	24,800	730,608
Bottomline Technologies de, Inc. *	8,800	243,584
Broadridge Financial Solutions, Inc.	19,725	1,175,215
BroadSoft, Inc. *	6,500	207,805
CA, Inc.	69,408	1,923,296
CACI International, Inc., Class A *	4,100	397,864
Cadence Design Systems, Inc. *	47,500	1,055,450
Callidus Software, Inc. *	16,546	287,404
Cardtronics, Inc. *	8,800	303,600
CDK Global, Inc.	32,620	1,624,150
Ciber, Inc. *	24,900	88,893
Citrix Systems, Inc. *	30,800	2,528,680
Cognizant Technology Solutions Corp., Class A *	121,700	8,288,987
CommVault Systems, Inc. *	6,900	279,588
Computer Sciences Corp.	27,638	1,840,414
comScore, Inc. *	7,500	320,850
Constant Contact, Inc. *	7,000	182,700
Convergys Corp.	16,000	410,720
CoreLogic, Inc. *	23,100	900,438
Security	Number of Shares	Value ($)
Cornerstone OnDemand, Inc. *	7,100	223,650
CoStar Group, Inc. *	6,600	1,340,262
Covisint Corp. *	4,460	9,411
CSG Systems International, Inc.	8,900	298,328
Demand Media, Inc. *	5,920	25,752
Demandware, Inc. *	6,800	385,560
Digimarc Corp. *(c)	3,542	79,553
DST Systems, Inc.	5,900	720,685
EarthLink Holdings Corp.	17,050	145,777
eBay, Inc. *	215,744	6,019,258
Ebix, Inc. (c)	8,303	230,242
Edgewater Technology, Inc. *	767	6,090
Electronic Arts, Inc. *	62,500	4,504,375
Ellie Mae, Inc. *	8,393	612,521
Endurance International Group Holdings, Inc. *	13,300	177,289
EnerNOC, Inc. *	9,754	76,471
Envestnet, Inc. *	7,300	217,978
EPAM Systems, Inc. *	7,800	603,330
Epiq Systems, Inc.	8,525	117,645
Euronet Worldwide, Inc. *	8,800	706,112
Everi Holdings, Inc. *	28,300	132,444
EVERTEC, Inc.	14,000	255,360
ExlService Holdings, Inc. *	7,200	318,672
Facebook, Inc., Class A *	444,207	45,295,788
Fair Isaac Corp.	4,744	438,203
FalconStor Software, Inc. *	1,200	2,400
Fidelity National Information Services, Inc.	56,091	4,090,156
FireEye, Inc. *	29,500	771,425
Fiserv, Inc. *	48,600	4,690,386
FleetCor Technologies, Inc. *	14,800	2,143,928
Forrester Research, Inc.	6,800	219,436
Fortinet, Inc. *	26,700	917,412
Gartner, Inc. *	18,100	1,641,127
Genpact Ltd. *	28,274	700,630
Global Payments, Inc.	11,440	1,560,530
Glu Mobile, Inc. *	38,900	160,268
Gogo, Inc. *	16,000	226,080
GrubHub, Inc. *(c)	20,400	489,192
GSE Systems, Inc. *	2,424	3,297
Guidewire Software, Inc. *	14,700	855,981
Heartland Payment Systems, Inc.	7,700	569,800
Higher One Holdings, Inc. *	19,400	57,036
HomeAway, Inc. *	24,200	763,752
IAC/InterActiveCorp	18,072	1,211,005
Imperva, Inc. *	8,262	583,462
Infoblox, Inc. *	8,600	140,266
Information Services Group, Inc.	7,500	27,525
Interactive Intelligence Group, Inc. *	2,900	93,786
Internap Corp. *	13,200	89,232
International Business Machines Corp.	176,151	24,675,232
Intralinks Holdings, Inc. *	12,200	106,750
Intuit, Inc.	54,530	5,312,858
j2 Global, Inc.	9,000	697,950
Jack Henry & Associates, Inc.	13,800	1,067,292
Jive Software, Inc. *	27,994	136,331
Leidos Holdings, Inc.	11,000	578,270
LinkedIn Corp., Class A *	22,800	5,491,836
Lionbridge Technologies, Inc. *	19,500	105,105
Liquidity Services, Inc. *	15,481	126,789
See financial notes    55

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
LivePerson, Inc. *	19,700	153,660
LogMeIn, Inc. *	7,600	511,936
Manhattan Associates, Inc. *	16,300	1,187,455
ManTech International Corp., Class A	8,600	248,540
Marketo, Inc. *	6,684	196,710
MasterCard, Inc., Class A	195,156	19,318,492
Mattersight Corp. *	190	1,370
MAXIMUS, Inc.	11,300	770,660
Mentor Graphics Corp.	23,800	647,360
Microsoft Corp.	1,569,518	82,619,428
MicroStrategy, Inc., Class A *	2,256	388,190
ModusLink Global Solutions, Inc. *	10,450	30,201
MoneyGram International, Inc. *	9,037	91,364
Monotype Imaging Holdings, Inc.	6,500	177,710
Monster Worldwide, Inc. *	35,800	224,466
NetSuite, Inc. *	7,900	672,053
NeuStar, Inc., Class A *(c)	9,300	252,867
NIC, Inc.	8,000	151,760
Nuance Communications, Inc. *	59,974	1,017,759
Oracle Corp.	636,313	24,714,397
Pandora Media, Inc. *	38,400	441,984
Paychex, Inc.	61,864	3,190,945
PayPal Holdings, Inc. *	215,744	7,768,941
Pegasystems, Inc.	12,800	356,992
Perficient, Inc. *	7,800	130,416
PRGX Global, Inc. *	11,000	41,250
Progress Software Corp. *	9,300	225,804
Proofpoint, Inc. *	9,000	633,960
PROS Holdings, Inc. *	7,826	187,981
PTC, Inc. *	19,780	701,003
Qlik Technologies, Inc. *	22,200	696,414
Qualys, Inc. *	5,600	197,792
Rackspace Hosting, Inc. *	23,700	612,645
RealNetworks, Inc. *	12,725	49,373
RealPage, Inc. *	10,500	177,450
Red Hat, Inc. *	36,600	2,895,426
Reis, Inc.	1,400	34,076
Rightside Group Ltd. *(c)	5,920	47,656
Rovi Corp. *	15,412	141,020
Sabre Corp.	20,500	601,060
salesforce.com, Inc. *	120,222	9,342,452
Science Applications International Corp.	6,285	288,230
Seachange International, Inc. *	9,250	59,847
ServiceNow, Inc. *	27,100	2,212,715
ServiceSource International, Inc. *	14,400	61,488
Shutterstock, Inc. *(c)	4,000	113,920
SolarWinds, Inc. *	12,000	696,360
Solera Holdings, Inc.	11,400	623,124
Splunk, Inc. *	27,000	1,516,320
SPS Commerce, Inc. *	4,300	308,826
SS&C Technologies Holdings, Inc.	16,700	1,238,305
Stamps.com, Inc. *	5,827	440,579
StarTek, Inc. *	3,900	14,040
support.com, Inc. *	18,400	21,344
Sykes Enterprises, Inc. *	11,026	319,754
Symantec Corp.	139,573	2,875,204
Synchronoss Technologies, Inc. *	8,100	284,958
Synopsys, Inc. *	28,084	1,403,638
Syntel, Inc. *	8,600	404,544
Tableau Software, Inc., Class A *	10,742	901,898
Security	Number of Shares	Value ($)
Take-Two Interactive Software, Inc. *	22,600	750,320
Tangoe, Inc. *	8,200	67,896
TeleCommunication Systems, Inc., Class A *	10,800	44,172
TeleTech Holdings, Inc.	9,100	264,810
Teradata Corp. *	27,000	758,970
Textura, Corp. *(c)	6,941	203,788
The Hackett Group, Inc.	7,200	107,136
The Ultimate Software Group, Inc. *	6,600	1,348,710
The Western Union Co.	102,032	1,964,116
TiVo, Inc. *	17,800	161,624
Total System Services, Inc.	36,904	1,935,615
Twitter, Inc. *	113,500	3,230,210
Tyler Technologies, Inc. *	6,800	1,158,448
Unisys Corp. *	18,200	243,880
United Online, Inc. *	2,478	28,943
Unwired Planet, Inc. *	7,771	6,583
Vantiv, Inc., Class A *	24,900	1,248,735
VASCO Data Security International, Inc. *(c)	9,200	174,892
VeriFone Systems, Inc. *	18,000	542,520
Verint Systems, Inc. *	9,510	452,486
VeriSign, Inc. *	22,275	1,795,365
VirnetX Holding Corp. *(c)	10,600	40,280
Virtusa Corp. *	4,700	269,921
Visa, Inc., Class A	381,804	29,620,354
VMware, Inc., Class A *(c)	17,100	1,028,565
Web.com Group, Inc. *	8,923	209,423
WebMD Health Corp. *	7,074	287,629
WEX, Inc. *	6,400	575,424
Workday, Inc., Class A *	20,100	1,587,297
Xerox Corp.	194,056	1,822,186
Xura, Inc. *	6,250	161,750
Yahoo! Inc. *	169,444	6,035,595
Yelp, Inc. *	14,300	318,175
Zendesk, Inc. *	15,000	301,800
Zillow Group, Inc., Class A *(c)	8,797	271,036
Zillow Group, Inc., Class C *(c)	17,594	487,178
Zynga, Inc., Class A *	127,000	300,990
		513,449,359
Technology Hardware & Equipment 6.0%
3D Systems Corp. *(c)	18,800	189,128
ADTRAN, Inc.	9,100	141,323
Agilysys, Inc. *	8,460	96,190
Amphenol Corp., Class A	60,800	3,296,576
Anixter International, Inc. *	4,000	274,320
Apple, Inc.	1,122,262	134,110,309
Arista Networks, Inc. *(c)	8,600	554,786
ARRIS Group, Inc. *	24,075	680,359
Arrow Electronics, Inc. *	18,532	1,019,075
Aviat Networks, Inc. *	18,877	19,255
Avnet, Inc.	26,588	1,207,893
AVX Corp.	14,000	189,000
Badger Meter, Inc.	4,000	242,320
Belden, Inc.	6,900	441,807
Benchmark Electronics, Inc. *	7,830	154,877
Black Box Corp.	4,100	50,061
Brocade Communications Systems, Inc.	106,135	1,105,927
56    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
CalAmp Corp. *	4,000	75,840
CDW Corp.	24,400	1,090,436
Checkpoint Systems, Inc.	7,100	53,108
Ciena Corp. *	17,970	433,796
Cisco Systems, Inc.	992,840	28,643,434
Cognex Corp.	14,800	556,480
Coherent, Inc. *	4,100	222,220
CommScope Holding Co., Inc. *	27,582	894,484
Comtech Telecommunications Corp.	4,175	100,868
Corning, Inc.	239,007	4,445,530
Cray, Inc. *	7,600	225,188
CTS Corp.	8,800	159,984
Daktronics, Inc.	8,700	84,390
Diebold, Inc.	12,900	475,623
Digi International, Inc. *	9,100	117,390
Dolby Laboratories, Inc., Class A	8,800	305,096
DTS, Inc. *	4,300	127,968
Echelon Corp. *	7,200	4,176
EchoStar Corp., Class A *	6,740	302,154
Electro Rent Corp.	7,100	73,698
Electro Scientific Industries, Inc.	9,900	46,233
Electronics for Imaging, Inc. *	15,500	719,820
EMC Corp.	374,899	9,829,852
Extreme Networks, Inc. *	27,500	98,725
F5 Networks, Inc. *	13,100	1,443,620
Fabrinet *	11,108	240,710
FARO Technologies, Inc. *	3,000	101,370
FEI Co.	10,000	721,900
Finisar Corp. *	15,800	179,646
Fitbit, Inc., Class A *	5,000	202,700
FLIR Systems, Inc.	26,100	696,087
Frequency Electronics, Inc. *	500	5,460
Harmonic, Inc. *	20,042	115,442
Harris Corp.	22,755	1,800,603
Hewlett-Packard Co.	353,736	9,536,723
Hutchinson Technology, Inc. *	6,000	10,500
I.D. Systems, Inc. *	5,500	19,360
Identiv, Inc. *	120	308
II-VI, Inc. *	13,000	235,560
Imation Corp. *	5,500	11,110
Immersion Corp. *	4,300	55,814
Infinera Corp. *	27,300	539,448
Ingram Micro, Inc., Class A	25,500	759,390
Insight Enterprises, Inc. *	8,950	227,330
Intellicheck Mobilisa, Inc. *	62	63
InterDigital, Inc.	6,700	339,958
InvenSense, Inc. *	8,900	106,088
IPG Photonics Corp. *	7,400	611,388
Itron, Inc. *	5,700	209,361
Ixia *	14,900	214,709
Jabil Circuit, Inc.	35,300	811,194
Juniper Networks, Inc.	75,965	2,384,541
Keysight Technologies, Inc. *	31,458	1,040,631
Kimball Electronics, Inc. *	6,825	77,737
Knowles Corp. *(c)	13,900	231,574
Lexmark International, Inc., Class A	10,900	354,141
LightPath Technologies, Inc., Class A *	75	110
Littelfuse, Inc.	3,700	369,741
Lumentum Holdings, Inc. *	8,910	127,769
Maxwell Technologies, Inc. *(c)	7,700	46,200
Security	Number of Shares	Value ($)
Mercury Systems, Inc. *	7,800	133,848
Methode Electronics, Inc.	9,500	316,635
MOCON, Inc.	600	8,226
Motorola Solutions, Inc.	34,733	2,430,268
MTS Systems Corp.	3,781	249,659
Multi-Fineline Electronix, Inc. *	5,700	105,906
National Instruments Corp.	16,112	490,933
NCR Corp. *	35,100	933,660
NetApp, Inc.	64,900	2,206,600
NETGEAR, Inc. *	6,000	248,400
NetScout Systems, Inc. *	26,000	932,620
Newport Corp. *	8,500	128,435
Nimble Storage, Inc. *	16,100	363,860
OSI Systems, Inc. *	3,700	318,866
Palo Alto Networks, Inc. *	14,900	2,398,900
Park Electrochemical Corp.	3,600	58,824
PC Connection, Inc.	7,000	162,680
PC-Tel, Inc.	8,900	50,864
Plantronics, Inc.	6,000	321,720
Plexus Corp. *	6,500	225,030
Polycom, Inc. *	22,400	308,672
QLogic Corp. *	17,044	211,346
QUALCOMM, Inc.	305,839	18,172,953
Quantum Corp. *	125,000	105,000
Radisys Corp. *	7,200	18,504
Research Frontiers, Inc. *(c)	2,800	14,084
Richardson Electronics Ltd.	7,300	43,800
Rofin-Sinar Technologies, Inc. *	3,800	110,048
Rogers Corp. *	4,200	195,384
SanDisk Corp.	41,700	3,210,900
Sanmina Corp. *	20,900	432,003
ScanSource, Inc. *	6,300	217,413
Seagate Technology plc	61,966	2,358,426
Sonus Networks, Inc. *	15,860	104,835
Super Micro Computer, Inc. *	8,200	231,322
SYNNEX Corp.	8,400	742,896
TE Connectivity Ltd.	78,300	5,045,652
Tech Data Corp. *	5,300	385,787
TESSCO Technologies, Inc.	4,025	87,906
TransAct Technologies, Inc.	1,500	14,355
Trimble Navigation Ltd. *	62,084	1,412,411
TTM Technologies, Inc. *	11,000	80,300
Ubiquiti Networks, Inc. *(c)	3,200	93,376
Universal Display Corp. *	5,800	198,998
ViaSat, Inc. *	10,700	705,772
Viavi Solutions, Inc. *	44,553	265,090
Vishay Intertechnology, Inc.	18,588	197,033
Vishay Precision Group, Inc. *	5,620	65,923
Western Digital Corp.	47,345	3,163,593
Zebra Technologies Corp., Class A *	9,575	736,317
		267,704,018
Telecommunication Services 2.1%
Alaska Communications Systems Group, Inc. *	5,000	11,450
Alteva, Inc.	1,100	4,884
AT&T, Inc.	1,200,507	40,228,990
Atlantic Tele-Network, Inc.	3,250	248,365
CenturyLink, Inc.	114,178	3,220,961
Cincinnati Bell, Inc. *	61,468	231,734
See financial notes    57

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Cogent Communications Holdings, Inc.	9,900	304,128
Consolidated Communications Holdings, Inc.	16,757	370,330
Frontier Communications Corp.	257,368	1,322,871
General Communication, Inc., Class A *	10,500	213,832
Globalstar, Inc. *(c)	42,400	76,320
inContact, Inc. *	20,172	179,531
Iridium Communications, Inc. *	11,800	96,878
Level 3 Communications, Inc. *	62,725	3,195,839
Lumos Networks Corp.	1,500	19,440
NTELOS Holdings Corp. *	4,500	41,355
Premiere Global Services, Inc. *	11,400	155,952
SBA Communications Corp., Class A *	26,400	3,142,128
Shenandoah Telecommunications Co.	7,100	332,209
Spok Holdings, Inc.	5,500	99,165
Sprint Corp. *	142,805	675,468
T-Mobile US, Inc. *	57,450	2,176,780
Telephone & Data Systems, Inc.	22,222	636,438
United States Cellular Corp. *	5,400	219,996
Verizon Communications, Inc.	795,069	37,272,835
Vonage Holdings Corp. *	36,400	220,948
Windstream Holdings, Inc. (c)	18,211	118,554
Zayo Group Holdings, Inc. *	12,000	318,360
		95,135,741
Transportation 2.1%
Alaska Air Group, Inc.	25,000	1,906,250
Allegiant Travel Co.	3,200	631,840
AMERCO	1,000	406,310
American Airlines Group, Inc.	130,597	6,036,193
ArcBest Corp.	4,800	124,320
Atlas Air Worldwide Holdings, Inc. *	6,500	268,060
Avis Budget Group, Inc. *	20,600	1,028,764
C.H. Robinson Worldwide, Inc.	29,100	2,018,958
Celadon Group, Inc.	8,890	128,727
Covenant Transport Group, Inc., Class A *	3,000	57,900
CSX Corp.	192,700	5,200,973
Delta Air Lines, Inc.	153,911	7,824,835
Expeditors International of Washington, Inc.	40,900	2,036,411
FedEx Corp.	51,363	8,015,196
Forward Air Corp.	4,600	208,656
Genesee & Wyoming, Inc., Class A *	9,000	603,900
Hawaiian Holdings, Inc. *	10,700	371,290
Heartland Express, Inc.	16,241	305,818
Hertz Global Holdings, Inc. *	87,300	1,702,350
Hub Group, Inc., Class A *	7,100	283,858
JB Hunt Transport Services, Inc.	19,600	1,496,852
JetBlue Airways Corp. *	60,662	1,506,844
Kansas City Southern	23,255	1,924,584
Kirby Corp. *	11,100	724,719
Knight Transportation, Inc.	14,650	372,403
Landstar System, Inc.	6,600	416,064
Macquarie Infrastructure Corp.	13,700	1,089,835
Marten Transport Ltd.	9,476	155,312
Matson, Inc.	10,500	481,215
Security	Number of Shares	Value ($)
Norfolk Southern Corp.	57,500	4,601,725
Old Dominion Freight Line, Inc. *	12,412	768,799
Park-Ohio Holdings Corp.	3,600	124,200
Republic Airways Holdings, Inc. *	12,500	72,000
Roadrunner Transportation Systems, Inc. *	4,900	52,136
Ryder System, Inc.	9,500	681,910
Saia, Inc. *	4,450	105,065
SkyWest, Inc.	7,000	133,280
Southwest Airlines Co.	129,015	5,972,104
Spirit Airlines, Inc. *	14,000	519,680
Swift Transportation Co. *	19,000	296,970
Union Pacific Corp.	170,970	15,276,169
United Continental Holdings, Inc. *	75,700	4,565,467
United Parcel Service, Inc., Class B	135,285	13,937,061
Universal Truckload Services, Inc. (c)	3,300	52,734
UTI Worldwide, Inc. *	14,600	104,098
Werner Enterprises, Inc.	10,032	265,447
Wesco Aircraft Holdings, Inc. *	13,500	168,210
XPO Logistics, Inc. *(c)	11,710	325,070
YRC Worldwide, Inc. *	8,600	157,036
		95,507,598
Utilities 3.0%
AES Corp.	138,596	1,517,626
AGL Resources, Inc.	21,529	1,345,563
ALLETE, Inc.	14,633	734,723
Alliant Energy Corp.	26,300	1,552,226
Ameren Corp.	43,176	1,885,928
American DG Energy, Inc. *	11,400	6,270
American Electric Power Co., Inc.	92,320	5,229,928
American States Water Co.	9,600	391,200
American Water Works Co., Inc.	31,200	1,789,632
Aqua America, Inc.	37,467	1,071,556
Artesian Resources Corp., Class A	4,000	97,440
Atmos Energy Corp.	17,400	1,096,200
Avista Corp.	15,800	534,830
Black Hills Corp.	7,700	352,506
Cadiz, Inc. *(c)	6,356	21,738
California Water Service Group	11,300	252,668
Calpine Corp. *	65,100	1,009,701
CenterPoint Energy, Inc.	88,700	1,645,385
Chesapeake Utilities Corp.	2,770	144,622
Cleco Corp.	11,700	620,100
CMS Energy Corp.	56,959	2,054,511
Connecticut Water Service, Inc.	5,100	187,731
Consolidated Edison, Inc.	55,510	3,649,782
Delta Natural Gas Co., Inc.	1,291	26,375
Dominion Resources, Inc.	115,465	8,247,665
DTE Energy Co.	33,748	2,753,499
Duke Energy Corp.	133,750	9,559,112
Dynegy, Inc. *	27,300	530,439
Edison International	62,910	3,807,313
El Paso Electric Co.	11,300	436,971
Entergy Corp.	34,293	2,337,411
Eversource Energy	61,336	3,124,456
Exelon Corp.	168,869	4,714,822
FirstEnergy Corp.	82,056	2,560,147
Genie Energy Ltd., Class B *	12,800	145,152
Great Plains Energy, Inc.	41,341	1,136,878
58    See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Hawaiian Electric Industries, Inc.	19,300	564,718
IDACORP, Inc.	9,800	655,130
ITC Holdings Corp.	33,000	1,079,760
MDU Resources Group, Inc.	36,025	679,432
MGE Energy, Inc.	9,950	410,637
Middlesex Water Co.	9,400	242,238
National Fuel Gas Co.	20,700	1,087,371
New Jersey Resources Corp.	12,450	394,416
NextEra Energy, Inc.	89,372	9,174,930
NiSource, Inc.	65,764	1,260,038
Northwest Natural Gas Co.	6,300	300,951
NorthWestern Corp.	7,100	384,749
NRG Energy, Inc.	63,356	816,659
NRG Yield, Inc., Class A	8,300	113,959
NRG Yield, Inc., Class C	8,300	119,852
OGE Energy Corp.	41,200	1,174,612
ONE Gas, Inc.	8,525	416,361
Ormat Technologies, Inc.	8,600	324,392
Otter Tail Corp.	7,800	214,032
Pattern Energy Group, Inc.	6,400	149,696
Pepco Holdings, Inc.	48,400	1,288,892
PG&E Corp.	94,100	5,024,940
Piedmont Natural Gas Co., Inc.	24,400	1,398,364
Pinnacle West Capital Corp.	24,200	1,536,942
PNM Resources, Inc.	11,200	314,944
Portland General Electric Co.	24,800	919,584
PPL Corp.	125,700	4,324,080
Public Service Enterprise Group, Inc.	97,800	4,038,162
Pure Cycle Corp. *(c)	8,000	40,800
Questar Corp.	28,900	596,785
SCANA Corp.	27,305	1,617,002
Sempra Energy	44,396	4,546,594
SJW Corp.	4,470	141,833
South Jersey Industries, Inc.	8,400	222,684
Southwest Gas Corp.	13,400	823,564
Talen Energy Corp. *	15,700	136,276
TECO Energy, Inc.	41,000	1,107,000
TerraForm Power, Inc., Class A *	9,400	171,550
The Empire District Electric Co.	11,200	252,560
The Laclede Group, Inc.	15,200	890,264
The Southern Co.	172,921	7,798,737
The York Water Co.	6,100	141,398
UGI Corp.	27,900	1,023,093
UIL Holdings Corp.	11,166	569,354
Unitil Corp.	7,200	255,384
Vectren Corp.	15,266	694,145
WEC Energy Group, Inc.	61,277	3,159,442
Westar Energy, Inc.	28,600	1,135,420
WGL Holdings, Inc.	7,300	454,279
Xcel Energy, Inc.	103,108	3,673,738
		134,433,849
Total Common Stock
(Cost $2,804,713,777)		4,440,133,759

Rights 0.0% of net assets
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
FRD Acquisition Co. CVR *(b)(e)	8,700	—
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(b)(e)	8,900	—
Telecommunication Services 0.0%
Leap Wireless CVR *(b)(e)	13,000	32,760
Total Rights
(Cost $32,982)		32,760

Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(b)(e)	2,293	—
Total Warrants
(Cost $—)		—

Other Investment Company 0.8% of net assets
Securities Lending Collateral 0.8%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	36,468,372	36,468,372
Total Other Investment Company
(Cost $36,468,372)		36,468,372
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.5% of net assets
Time Deposits 1.5%
Australia & New Zealand Banking Group Ltd.
0.03%, 11/02/15	44,948,979	44,948,979
Wells Fargo
0.03%, 11/02/15	22,256,653	22,256,653
Total Short-Term Investments
(Cost $67,205,632)		67,205,632

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $2,925,724,612 and the unrealized appreciation and depreciation were $1,756,538,810 and ($138,422,899), respectively, with a net unrealized appreciation of $1,618,115,911.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $32,760 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $35,642,649.
(d)	The rate shown is the 7-day yield.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

See financial notes    59

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 12/18/15	35	4,054,050	52,723
S&P 500 Index, e-mini, Long, expires 12/18/15	230	23,847,550	1,048,233
Net Unrealized Appreciation			1,100,956
60    See financial notes

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.8%	Common Stock	2,378,291,644	2,781,955,810
0.5%	Preferred Stock	15,443,474	14,364,962
0.4%	Other Investment Company	12,250,477	12,250,477
1.2%	Short-Term Investments	32,604,445	32,604,445
99.9%	Total Investments	2,438,590,040	2,841,175,694
0.1%	Other Assets and Liabilities, Net		3,157,769
100.0%	Net Assets		2,844,333,463

Security	Number of Shares	Value ($)
Common Stock 97.8% of net assets
Australia 6.2%
Banks 2.2%
Australia & New Zealand Banking Group Ltd.	618,955	11,970,769
Bank of Queensland Ltd.	89,063	825,667
Bendigo & Adelaide Bank Ltd.	98,787	749,414
Commonwealth Bank of Australia	379,463	20,604,067
National Australia Bank Ltd.	585,298	12,498,831
Westpac Banking Corp. *	29,815	647,400
Westpac Banking Corp.	685,727	15,273,888
		62,570,036
Capital Goods 0.0%
CIMIC Group Ltd.	26,359	516,720
Commercial & Professional Supplies 0.1%
Brambles Ltd.	338,913	2,495,747
Seek Ltd.	74,156	673,658
		3,169,405
Consumer Services 0.1%
Aristocrat Leisure Ltd.	120,776	797,232
Crown Resorts Ltd.	86,330	699,663
Flight Centre Travel Group Ltd. (a)	11,202	301,374
Tabcorp Holdings Ltd.	197,467	659,950
Tatts Group Ltd.	311,493	874,588
		3,332,807
Security	Number of Shares	Value ($)
Diversified Financials 0.2%
ASX Ltd.	42,332	1,237,524
Macquarie Group Ltd.	67,748	4,102,063
Platinum Asset Management Ltd.	46,261	242,546
		5,582,133
Energy 0.3%
Caltex Australia Ltd.	59,417	1,330,125
Origin Energy Ltd.	383,647	1,490,776
Santos Ltd.	217,726	898,802
Woodside Petroleum Ltd.	162,333	3,404,603
WorleyParsons Ltd.	40,513	186,906
		7,311,212
Food & Staples Retailing 0.4%
Wesfarmers Ltd.	252,624	7,064,453
Woolworths Ltd.	284,343	4,871,142
		11,935,595
Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	129,657	839,041
Treasury Wine Estates Ltd.	153,623	768,892
		1,607,933
Health Care Equipment & Services 0.1%
Cochlear Ltd.	13,562	855,941
Healthscope Ltd.	273,248	523,124
Ramsay Health Care Ltd.	30,893	1,357,982
Sonic Healthcare Ltd.	85,234	1,165,712
		3,902,759
Insurance 0.4%
AMP Ltd.	672,544	2,727,710
Insurance Australia Group Ltd.	534,332	2,123,892
Medibank Pvt Ltd.	623,599	1,046,177
QBE Insurance Group Ltd.	307,020	2,873,935
Suncorp Group Ltd.	292,776	2,719,758
		11,491,472
Materials 0.9%
Alumina Ltd.	529,070	405,904
Amcor Ltd.	260,682	2,517,877
BHP Billiton Ltd.	719,690	11,803,446
Boral Ltd.	158,683	606,996
Fortescue Metals Group Ltd. (a)	384,488	568,134
Iluka Resources Ltd.	88,811	402,730
Incitec Pivot Ltd.	387,731	1,082,756
Newcrest Mining Ltd. *	168,083	1,464,214
Orica Ltd.	85,202	996,725
Rio Tinto Ltd.	93,233	3,333,830
South32 Ltd. *	1,132,663	1,172,887
		24,355,499
Media 0.0%
REA Group Ltd.	11,698	397,566
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	104,279	6,931,451
Real Estate 0.6%
Dexus Property Group	212,604	1,167,062
Federation Centres (d)	732,685	1,513,552
Goodman Group	376,758	1,616,431
Lend Lease Group	121,117	1,113,971
Mirvac Group	854,706	1,092,526
See financial notes    61

Schwab International Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Scentre Group	1,188,720	3,486,670
Stockland	506,718	1,454,306
The GPT Group	397,163	1,345,122
Westfield Corp.	440,722	3,197,491
		15,987,131
Retailing 0.0%
Harvey Norman Holdings Ltd.	132,814	373,149
Software & Services 0.0%
Computershare Ltd.	98,275	753,224
Telecommunication Services 0.2%
Telstra Corp., Ltd.	972,819	3,727,495
TPG Telecom Ltd.	68,681	538,315
		4,265,810
Transportation 0.3%
Asciano Ltd.	218,233	1,270,882
Aurizon Holdings Ltd.	462,305	1,695,046
Qantas Airways Ltd. *	98,127	276,399
Sydney Airport	251,805	1,150,775
Transurban Group	431,356	3,196,365
		7,589,467
Utilities 0.1%
AGL Energy Ltd.	145,962	1,730,913
APA Group	241,967	1,576,460
AusNet Services	407,266	417,706
		3,725,079
		175,798,448
Austria 0.2%
Banks 0.1%
Erste Group Bank AG *	61,150	1,793,150
Raiffeisen Bank International AG *	22,302	351,921
		2,145,071
Capital Goods 0.0%
ANDRITZ AG	16,557	831,860
Energy 0.1%
OMV AG	34,514	919,031
Materials 0.0%
voestalpine AG	24,764	895,371
		4,791,333
Belgium 1.3%
Banks 0.1%
KBC Groep N.V.	56,880	3,458,398
Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	17,007	1,380,454
Food & Staples Retailing 0.1%
Colruyt S.A.	14,318	708,214
Delhaize Group	23,014	2,135,441
		2,843,655
Food, Beverage & Tobacco 0.8%
Anheuser-Busch InBev N.V.	179,808	21,455,518
Insurance 0.1%
Ageas	44,712	1,971,703
Security	Number of Shares	Value ($)
Materials 0.1%
Solvay S.A.	12,824	1,448,742
Umicore S.A.	22,105	938,535
		2,387,277
Media 0.0%
Telenet Group Holding N.V. *	11,584	673,763
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	28,803	2,489,671
Telecommunication Services 0.0%
Proximus	34,582	1,196,703
		37,857,142
Denmark 1.7%
Banks 0.2%
Danske Bank A/S	159,024	4,375,331
Capital Goods 0.1%
Vestas Wind Systems A/S	50,062	2,918,825
Commercial & Professional Supplies 0.0%
ISS A/S	33,325	1,172,248
Consumer Durables & Apparel 0.1%
Pandora A/S	24,107	2,781,883
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	24,724	2,025,616
Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	24,946	1,789,233
William Demant Holding A/S *	4,937	428,915
		2,218,148
Insurance 0.0%
Tryg A/S	28,614	514,229
Materials 0.1%
Novozymes A/S, B Shares	52,176	2,418,728
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Novo Nordisk A/S, Class B	436,977	23,204,996
Telecommunication Services 0.0%
TDC A/S	180,494	943,603
Transportation 0.2%
AP Moeller - Maersk A/S, Series A	825	1,182,957
AP Moeller - Maersk A/S, Series B	1,576	2,325,893
DSV A/S	39,169	1,589,449
		5,098,299
		47,671,906
Finland 0.9%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	26,034	982,173
Capital Goods 0.2%
Kone Oyj, Class B	73,401	3,130,589
Metso Oyj	25,010	612,298
Wartsila Oyj Abp	33,092	1,412,729
		5,155,616
Energy 0.0%
Neste Oyj	30,786	750,640
62    See financial notes

Schwab International Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Insurance 0.2%
Sampo Oyj, A Shares	98,448	4,811,899
Materials 0.1%
Stora Enso Oyj, R Shares	127,451	1,182,260
UPM-Kymmene Oyj	120,969	2,264,657
		3,446,917
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	23,550	841,146
Technology Hardware & Equipment 0.2%
Nokia Oyj	814,819	6,061,327
Telecommunication Services 0.1%
Elisa Oyj	31,961	1,204,171
Utilities 0.1%
Fortum Oyj	102,012	1,529,761
		24,783,650
France 9.9%
Automobiles & Components 0.4%
Compagnie Generale des Etablissements Michelin	41,908	4,168,831
Peugeot S.A. *	93,891	1,649,617
Renault S.A.	43,529	4,101,480
Valeo S.A.	18,070	2,790,465
		12,710,393
Banks 0.9%
BNP Paribas S.A.	236,121	14,308,271
Credit Agricole S.A.	231,052	2,918,299
Natixis S.A.	205,635	1,258,791
Societe Generale S.A.	160,572	7,457,478
		25,942,839
Capital Goods 1.5%
Airbus Group SE	132,163	9,203,203
Alstom S.A. *	47,814	1,556,354
Bouygues S.A.	44,213	1,671,119
Compagnie de Saint-Gobain	105,554	4,418,601
Legrand S.A.	58,610	3,212,063
Rexel S.A.	65,307	891,297
Safran S.A.	65,419	4,968,838
Schneider Electric SE	124,321	7,498,438
Thales S.A.	23,007	1,663,206
Vinci S.A.	107,395	7,230,502
Zodiac Aerospace	47,203	1,190,777
		43,504,398
Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	59,466	1,343,092
Edenred	49,244	904,163
Societe BIC S.A.	6,847	1,091,122
		3,338,377
Consumer Durables & Apparel 0.7%
Christian Dior SE	12,169	2,391,720
Hermes International	5,927	2,279,806
Kering	16,984	3,141,096
LVMH Moet Hennessy Louis Vuitton SE	62,352	11,608,039
		19,420,661
Security	Number of Shares	Value ($)
Consumer Services 0.1%
Accor S.A.	47,592	2,363,394
Sodexo S.A.	20,337	1,807,790
		4,171,184
Diversified Financials 0.1%
Eurazeo S.A.	9,055	637,591
Wendel S.A.	6,304	755,699
		1,393,290
Energy 0.9%
Technip S.A.	21,650	1,128,176
Total S.A.	481,485	23,284,046
		24,412,222
Food & Staples Retailing 0.2%
Carrefour S.A.	121,075	3,945,346
Casino Guichard Perrachon S.A.	11,366	653,031
		4,598,377
Food, Beverage & Tobacco 0.5%
Danone S.A.	129,119	8,973,776
Pernod-Ricard S.A.	46,805	5,507,510
Remy Cointreau S.A.	5,148	357,610
		14,838,896
Health Care Equipment & Services 0.2%
Essilor International S.A.	46,099	6,051,113
Household & Personal Products 0.4%
L'Oreal S.A.	56,104	10,228,017
Insurance 0.5%
AXA S.A.	437,672	11,680,640
CNP Assurances	42,813	610,695
SCOR SE	34,843	1,295,555
		13,586,890
Materials 0.5%
Air Liquide S.A.	77,036	9,965,910
ArcelorMittal	211,971	1,183,702
Arkema S.A.	14,630	1,069,141
Imerys S.A.	8,347	571,189
		12,789,942
Media 0.5%
Eutelsat Communications S.A.	37,892	1,248,902
JC Decaux S.A.	15,814	642,333
Lagardere S.C.A.	27,000	785,576
Numericable-SFR SAS *	22,318	1,008,462
Publicis Groupe S.A.	41,855	2,711,168
SES S.A.	69,593	2,053,366
Vivendi S.A.	259,728	6,248,227
		14,698,034
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Sanofi	262,431	26,472,942
Real Estate 0.4%
Fonciere Des Regions	6,593	620,569
Gecina S.A.	7,883	1,005,433
ICADE	7,471	552,089
Klepierre	40,677	1,926,453
Unibail-Rodamco SE	22,030	6,131,628
		10,236,172
Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	149,777	1,032,004
See financial notes    63

Schwab International Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Software & Services 0.2%
Atos SE	18,943	1,507,986
Cap Gemini S.A.	35,281	3,137,046
Dassault Systemes S.A.	29,185	2,302,348
		6,947,380
Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	627,090	2,545,569
Ingenico Group S.A.	11,985	1,412,451
		3,958,020
Telecommunication Services 0.3%
Iliad S.A.	5,532	1,161,806
Orange S.A.	443,430	7,818,422
		8,980,228
Transportation 0.1%
Aeroports de Paris	6,658	836,405
Bollore S.A.	195,141	964,664
Groupe Eurotunnel SE - Reg'd	101,963	1,427,298
		3,228,367
Utilities 0.4%
Electricite de France S.A.	54,100	1,005,584
Engie (a)	327,960	5,739,561
Suez Environnement Co.	66,049	1,254,127
Veolia Environnement S.A.	98,233	2,281,976
		10,281,248
		282,820,994
Germany 8.5%
Automobiles & Components 1.2%
Bayerische Motoren Werke AG	73,685	7,547,433
Continental AG	24,641	5,917,035
Daimler AG - Reg'd	214,576	18,606,685
Volkswagen AG	7,710	1,067,614
		33,138,767
Banks 0.1%
Commerzbank AG *	230,492	2,534,888
Capital Goods 0.8%
Brenntag AG	35,268	2,129,598
GEA Group AG	39,056	1,565,195
MAN SE	8,274	862,170
OSRAM Licht AG	19,208	1,128,743
Siemens AG - Reg'd	176,926	17,771,179
		23,456,885
Consumer Durables & Apparel 0.2%
adidas AG	45,951	4,118,058
Hugo Boss AG	15,109	1,553,601
		5,671,659
Diversified Financials 0.4%
Deutsche Bank AG - Reg'd	308,994	8,648,370
Deutsche Boerse AG	42,480	3,916,842
		12,565,212
Food & Staples Retailing 0.0%
METRO AG	39,043	1,201,185
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	49,277	4,435,300
Fresenius SE & Co. KGaA	85,680	6,295,972
		10,731,272
Household & Personal Products 0.1%
Beiersdorf AG	22,967	2,181,311
Henkel AG & Co. KGaA	23,238	2,144,933
		4,326,244
Insurance 0.9%
Allianz SE - Reg'd	101,698	17,804,037
Hannover Rueck SE	13,693	1,583,049
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	36,974	7,372,391
		26,759,477
Materials 1.2%
BASF SE	205,226	16,812,899
Evonik Industries AG	30,748	1,116,460
HeidelbergCement AG	31,071	2,313,843
K&S AG - Reg'd	42,301	1,067,817
LANXESS AG	20,526	1,101,482
Linde AG	41,020	7,115,142
Symrise AG	27,662	1,820,619
ThyssenKrupp AG	81,848	1,649,229
		32,997,491
Media 0.2%
Axel Springer SE	9,201	517,094
Kabel Deutschland Holding AG	4,715	599,784
ProSiebenSat.1 Media SE	49,521	2,675,897
RTL Group S.A.	8,951	774,303
		4,567,078
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Bayer AG - Reg'd	184,438	24,592,116
Merck KGaA	29,436	2,873,793
QIAGEN N.V. *	50,348	1,220,616
		28,686,525
Real Estate 0.2%
Deutsche Wohnen AG	73,219	2,063,982
Vonovia SE	105,466	3,515,596
		5,579,578
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	255,998	3,153,363
Software & Services 0.7%
SAP SE	219,158	17,277,334
United Internet AG - Reg'd	27,639	1,435,096
		18,712,430
Telecommunication Services 0.5%
Deutsche Telekom AG - Reg'd	708,212	13,265,934
Telefonica Deutschland Holding AG	138,346	890,623
		14,156,557
64    See financial notes

Schwab International Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Transportation 0.3%
Deutsche Lufthansa AG - Reg'd *	53,108	784,285
Deutsche Post AG - Reg'd	216,552	6,432,972
Fraport AG Frankfurt Airport Services Worldwide	9,632	610,695
		7,827,952
Utilities 0.2%
E.ON SE	447,779	4,723,689
RWE AG	106,308	1,477,390
		6,201,079
		242,267,642
Hong Kong 3.0%
Banks 0.2%
BOC Hong Kong (Holdings) Ltd.	805,500	2,575,734
Hang Seng Bank Ltd.	170,736	3,132,293
The Bank of East Asia Ltd.	262,000	978,949
		6,686,976
Capital Goods 0.3%
CK Hutchison Holdings Ltd.	608,025	8,325,986
NWS Holdings Ltd.	321,000	482,449
		8,808,435
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	1,378,000	1,117,093
Techtronic Industries Co., Ltd.	295,500	1,080,252
Yue Yuen Industrial Holdings Ltd.	160,500	585,513
		2,782,858
Consumer Services 0.2%
Galaxy Entertainment Group Ltd.	521,000	1,779,672
MGM China Holdings Ltd.	183,200	267,212
Sands China Ltd.	547,200	1,970,441
Shangri-La Asia Ltd.	258,000	236,113
SJM Holdings Ltd.	398,000	330,409
Wynn Macau Ltd. (a)	321,600	441,503
		5,025,350
Diversified Financials 0.2%
First Pacific Co., Ltd.	493,250	337,521
Hong Kong Exchanges & Clearing Ltd.	247,018	6,464,174
		6,801,695
Food, Beverage & Tobacco 0.0%
WH Group Ltd. *	1,296,000	714,677
Insurance 0.6%
AIA Group Ltd.	2,700,400	15,833,335
Real Estate 0.8%
Cheung Kong Property Holdings Ltd.	600,025	4,198,458
Hang Lung Properties Ltd.	468,000	1,145,112
Henderson Land Development Co., Ltd.	262,438	1,676,126
Hysan Development Co., Ltd.	156,000	691,942
Kerry Properties Ltd.	166,500	492,864
Link REIT	522,000	3,118,783
Security	Number of Shares	Value ($)
New World Development Co., Ltd.	1,126,666	1,201,709
Sino Land Co., Ltd.	700,000	1,080,451
Sun Hung Kai Properties Ltd.	383,604	5,124,105
Swire Pacific Ltd., Class A	126,090	1,456,786
Swire Properties Ltd.	277,600	833,259
The Wharf Holdings Ltd.	298,100	1,773,825
Wheelock & Co., Ltd.	214,000	997,478
		23,790,898
Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	56,800	403,317
Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	536,000	642,459
PCCW Ltd.	976,000	525,518
		1,167,977
Transportation 0.1%
Cathay Pacific Airways Ltd.	259,000	513,687
MTR Corp., Ltd.	311,000	1,408,908
		1,922,595
Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	136,000	1,261,668
CLP Holdings Ltd.	432,080	3,756,295
Hong Kong & China Gas Co., Ltd.	1,600,516	3,245,102
Power Assets Holdings Ltd.	309,000	3,073,441
		11,336,506
		85,274,619
Ireland 0.4%
Banks 0.1%
Bank of Ireland *	6,120,647	2,275,795
Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	34,919	2,832,092
Materials 0.2%
CRH plc	183,938	5,034,534
James Hardie Industries plc CDI	96,740	1,252,309
		6,286,843
Transportation 0.0%
Ryanair Holdings plc	43,580	646,957
		12,041,687
Israel 0.6%
Banks 0.1%
Bank Hapoalim B.M.	234,191	1,219,050
Bank Leumi Le-Israel B.M. *	308,155	1,169,257
Mizrahi Tefahot Bank Ltd.	30,973	376,429
		2,764,736
Energy 0.0%
Delek Group Ltd.	790	190,148
Materials 0.0%
Israel Chemicals Ltd.	111,577	618,667
The Israel Corp., Ltd.	609	157,103
		775,770
See financial notes    65

Schwab International Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Teva Pharmaceutical Industries Ltd.	189,693	11,262,646
Real Estate 0.0%
Azrieli Group	8,005	313,722
Software & Services 0.0%
NICE-Systems Ltd.	13,354	825,366
Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	407,063	872,330
		17,004,718
Italy 2.4%
Automobiles & Components 0.1%
Fiat Chrysler Automobiles N.V. *	203,098	2,992,270
Banks 0.7%
Banca Monte dei Paschi di Siena S.p.A. *	562,621	1,032,819
Banco Popolare SC *	75,605	1,129,780
Intesa Sanpaolo S.p.A.	2,823,494	9,823,091
UniCredit S.p.A.	1,073,752	6,933,287
Unione di Banche Italiane S.p.A.	204,609	1,530,832
		20,449,809
Capital Goods 0.1%
CNH Industrial N.V.	202,319	1,369,553
Finmeccanica S.p.A. *	92,749	1,212,481
Prysmian S.p.A.	46,111	995,780
		3,577,814
Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	37,573	2,633,879
Diversified Financials 0.1%
EXOR S.p.A.	21,408	1,061,710
Mediobanca S.p.A.	123,900	1,246,034
		2,307,744
Energy 0.4%
Eni S.p.A.	568,859	9,289,608
Saipem S.p.A. *(a)	62,014	582,607
Tenaris S.A.	105,620	1,330,211
		11,202,426
Insurance 0.2%
Assicurazioni Generali S.p.A.	259,516	4,916,935
UnipolSai S.p.A.	249,290	601,022
		5,517,957
Telecommunication Services 0.1%
Telecom Italia S.p.A. *	2,486,969	3,469,524
Transportation 0.1%
Atlantia S.p.A.	91,706	2,539,646
Utilities 0.5%
Enel Green Power S.p.A.	383,029	809,786
Enel S.p.A.	1,558,541	7,186,957
Security	Number of Shares	Value ($)
Snam S.p.A.	480,891	2,488,609
Terna - Rete Elettrica Nationale S.p.A.	333,535	1,696,461
		12,181,813
		66,872,882
Japan 22.6%
Automobiles & Components 3.2%
Aisin Seiki Co., Ltd.	42,100	1,670,907
Bridgestone Corp.	147,257	5,400,046
Daihatsu Motor Co., Ltd.	39,700	486,313
Denso Corp.	107,200	4,997,949
Fuji Heavy Industries Ltd.	131,600	5,089,447
Honda Motor Co., Ltd.	362,839	12,002,872
Isuzu Motors Ltd.	131,900	1,540,528
Koito Manufacturing Co., Ltd.	22,500	852,318
Mazda Motor Corp.	122,000	2,394,770
Mitsubishi Motors Corp.	146,600	1,298,482
NGK Spark Plug Co., Ltd.	40,200	981,082
NHK Spring Co., Ltd.	37,000	376,583
Nissan Motor Co., Ltd.	561,396	5,819,554
NOK Corp.	20,800	488,793
Stanley Electric Co., Ltd.	33,100	632,229
Sumitomo Electric Industries Ltd.	164,400	2,243,723
Sumitomo Rubber Industries Ltd.	40,700	605,350
Suzuki Motor Corp.	81,700	2,675,141
The Yokohama Rubber Co., Ltd.	24,500	470,979
Toyoda Gosei Co., Ltd.	11,300	259,019
Toyota Industries Corp.	37,000	1,944,342
Toyota Motor Corp.	608,803	37,297,969
Yamaha Motor Co., Ltd.	57,100	1,280,322
		90,808,718
Banks 2.1%
Aozora Bank Ltd.	253,000	924,729
Fukuoka Financial Group, Inc.	180,000	947,187
Hokuhoku Financial Group, Inc.	282,000	626,103
Kyushu Financial Group, Inc. *	75,000	576,780
Mitsubishi UFJ Financial Group, Inc.	2,836,309	18,343,913
Mizuho Financial Group, Inc.	5,218,434	10,749,162
Resona Holdings, Inc.	486,000	2,571,583
Seven Bank Ltd.	149,400	680,749
Shinsei Bank Ltd.	411,000	861,774
Sumitomo Mitsui Financial Group, Inc.	283,546	11,311,683
Sumitomo Mitsui Trust Holdings, Inc.	751,000	2,882,749
Suruga Bank Ltd.	37,000	728,419
The Bank of Kyoto Ltd.	77,000	777,662
The Bank of Yokohama Ltd.	253,000	1,579,001
The Chiba Bank Ltd.	148,000	1,079,664
The Chugoku Bank Ltd.	32,500	460,730
The Gunma Bank Ltd.	94,000	591,702
The Hachijuni Bank Ltd.	95,000	647,781
The Hiroshima Bank Ltd.	116,000	644,213
The Iyo Bank Ltd.	57,500	618,251
66    See financial notes

Schwab International Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
The Joyo Bank Ltd.	125,000	649,265
The Shizuoka Bank Ltd.	117,000	1,173,716
Yamaguchi Financial Group, Inc.	50,000	614,979
		60,041,795
Capital Goods 2.8%
Amada Holdings Co., Ltd.	71,000	633,205
Asahi Glass Co., Ltd.	223,000	1,276,784
Daikin Industries Ltd.	52,900	3,398,876
FANUC Corp.	45,400	8,010,441
Fuji Electric Co., Ltd.	140,000	624,618
Hino Motors Ltd.	61,600	704,895
Hitachi Construction Machinery Co., Ltd.	23,300	360,843
IHI Corp.	305,000	860,532
ITOCHU Corp.	348,500	4,360,773
JGC Corp.	48,000	761,853
JTEKT Corp.	44,300	763,592
Kajima Corp.	194,000	1,110,161
Kawasaki Heavy Industries Ltd.	315,000	1,264,343
Keihan Electric Railway Co., Ltd.	115,000	815,505
Komatsu Ltd.	205,709	3,381,339
Kubota Corp.	248,000	3,844,360
Kurita Water Industries Ltd.	25,000	564,520
LIXIL Group Corp.	58,600	1,254,628
Mabuchi Motor Co., Ltd.	11,300	559,117
Makita Corp.	26,700	1,462,969
Marubeni Corp.	368,100	2,126,892
Minebea Co., Ltd.	70,000	770,966
Mitsubishi Corp.	304,500	5,535,987
Mitsubishi Electric Corp.	437,000	4,551,240
Mitsubishi Heavy Industries Ltd.	686,000	3,458,447
Mitsui & Co., Ltd.	383,800	4,867,701
Nabtesco Corp.	28,000	560,698
NGK Insulators Ltd.	57,000	1,234,041
Nidec Corp.	48,800	3,677,375
NSK Ltd.	104,000	1,230,005
Obayashi Corp.	142,000	1,245,348
Seibu Holdings, Inc.	27,000	546,447
Shimizu Corp.	140,000	1,225,784
SMC Corp.	11,900	3,061,180
Sumitomo Corp.	246,700	2,698,227
Sumitomo Heavy Industries Ltd.	123,000	554,239
Taisei Corp.	233,000	1,514,153
THK Co., Ltd.	25,700	484,127
Toshiba Corp. *	922,178	2,601,517
TOTO Ltd.	32,500	1,101,924
Toyota Tsusho Corp.	49,200	1,126,781
		80,186,433
Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	115,000	1,189,339
Park24 Co., Ltd.	18,000	377,254
Recruit Holdings Co., Ltd.	33,000	1,060,672
Secom Co., Ltd.	46,000	3,068,432
Toppan Printing Co., Ltd.	112,000	1,004,356
		6,700,053
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 1.0%
Asics Corp.	36,800	1,016,441
Bandai Namco Holdings, Inc.	41,500	1,020,080
Casio Computer Co., Ltd.	48,900	921,245
Iida Group Holdings Co., Ltd.	30,100	564,160
Nikon Corp.	81,700	1,056,909
Panasonic Corp.	495,812	5,817,233
Rinnai Corp.	8,500	673,846
Sankyo Co., Ltd.	10,600	408,521
Sega Sammy Holdings, Inc.	36,600	385,428
Sekisui Chemical Co., Ltd.	97,000	1,144,503
Sekisui House Ltd.	138,200	2,300,535
Sharp Corp. *(a)	310,785	340,645
Shimano, Inc.	18,000	2,836,232
Sony Corp.	278,400	7,913,632
Yamaha Corp.	34,900	866,175
		27,265,585
Consumer Services 0.1%
Benesse Holdings, Inc.	14,200	380,692
McDonald's Holdings Co., Ltd. (a)	15,000	354,769
Oriental Land Co., Ltd.	45,000	2,733,604
		3,469,065
Diversified Financials 0.6%
Acom Co., Ltd. *	88,800	486,161
AEON Financial Service Co., Ltd.	24,800	619,642
Credit Saison Co., Ltd.	34,000	698,005
Daiwa Securities Group, Inc.	381,000	2,605,114
Japan Exchange Group, Inc.	121,200	1,950,223
Mitsubishi UFJ Lease & Finance Co., Ltd.	97,400	511,229
Nomura Holdings, Inc.	810,200	5,096,436
ORIX Corp.	298,600	4,360,685
SBI Holdings, Inc.	48,290	546,561
		16,874,056
Energy 0.2%
Idemitsu Kosan Co., Ltd.	20,100	329,629
Inpex Corp.	206,800	1,971,217
JX Holdings, Inc.	492,800	1,935,057
Showa Shell Sekiyu K.K.	49,300	435,144
TonenGeneral Sekiyu K.K.	61,000	633,770
		5,304,817
Food & Staples Retailing 0.4%
Aeon Co., Ltd.	141,700	2,099,462
FamilyMart Co., Ltd.	14,000	572,275
Lawson, Inc.	14,900	1,103,684
Seven & i Holdings Co., Ltd.	168,603	7,658,759
		11,434,180
Food, Beverage & Tobacco 0.9%
Ajinomoto Co., Inc.	125,000	2,784,248
Asahi Group Holdings Ltd.	84,700	2,612,672
Calbee, Inc.	16,700	605,071
Japan Tobacco, Inc.	246,400	8,528,345
Kikkoman Corp.	35,000	1,096,247
Kirin Holdings Co., Ltd.	179,500	2,542,315
MEIJI Holdings Co., Ltd.	27,200	2,143,353
NH Foods Ltd.	39,000	813,482
Nisshin Seifun Group, Inc.	49,400	755,051
See financial notes    67

Schwab International Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Nissin Foods Holdings Co., Ltd.	15,200	702,667
Suntory Beverage & Food Ltd.	30,400	1,229,305
Toyo Suisan Kaisha Ltd.	18,800	692,738
Yakult Honsha Co., Ltd.	19,700	1,042,949
Yamazaki Baking Co., Ltd.	26,000	500,723
		26,049,166
Health Care Equipment & Services 0.5%
Alfresa Holdings Corp.	43,000	824,542
Hoya Corp.	94,707	3,908,251
M3, Inc.	43,700	846,999
Medipal Holdings Corp.	34,800	607,332
Miraca Holdings, Inc.	11,800	525,162
Olympus Corp.	59,900	2,020,506
Suzuken Co., Ltd.	15,900	608,555
Sysmex Corp.	32,500	1,857,661
Terumo Corp.	66,500	1,973,057
		13,172,065
Household & Personal Products 0.4%
Kao Corp.	111,619	5,730,443
Kose Corp.	6,500	634,787
Shiseido Co., Ltd.	78,500	1,864,694
Unicharm Corp.	87,200	1,862,267
		10,092,191
Insurance 0.6%
MS&AD Insurance Group Holdings, Inc.	113,962	3,359,668
Sompo Japan Nipponkoa Holdings, Inc.	75,700	2,376,848
Sony Financial Holdings, Inc.	40,600	727,656
T&D Holdings, Inc.	128,200	1,684,640
The Dai-ichi Life Insurance Co., Ltd.	238,700	4,129,340
Tokio Marine Holdings, Inc.	151,999	5,856,776
		18,134,928
Materials 1.2%
Air Water, Inc.	34,000	556,333
Asahi Kasei Corp.	291,000	1,785,759
Daicel Corp.	62,500	825,899
Hitachi Chemical Co., Ltd.	22,600	357,252
Hitachi Metals Ltd.	46,000	520,989
JFE Holdings, Inc.	113,800	1,788,995
JSR Corp.	40,400	638,049
Kaneka Corp.	58,000	514,300
Kansai Paint Co., Ltd.	56,000	853,652
Kobe Steel Ltd.	687,000	867,524
Kuraray Co., Ltd.	76,700	946,008
Maruichi Steel Tube Ltd.	8,800	225,353
Mitsubishi Chemical Holdings Corp.	301,100	1,876,321
Mitsubishi Gas Chemical Co., Inc.	85,000	473,908
Mitsubishi Materials Corp.	272,000	948,826
Mitsui Chemicals, Inc.	180,000	680,607
Nippon Paint Holdings Co., Ltd.	30,200	637,885
Nippon Steel & Sumitomo Metal Corp.	172,641	3,499,872
Nitto Denko Corp.	37,800	2,423,902
Oji Holdings Corp.	173,000	895,967
Security	Number of Shares	Value ($)
Shin-Etsu Chemical Co., Ltd.	91,460	5,439,049
Sumitomo Chemical Co., Ltd.	322,000	1,844,481
Sumitomo Metal Mining Co., Ltd.	106,000	1,315,079
Taiheiyo Cement Corp.	281,000	926,379
Taiyo Nippon Sanso Corp.	29,000	298,920
Teijin Ltd.	201,000	709,540
Toray Industries, Inc.	336,000	2,931,332
Toyo Seikan Group Holdings Ltd.	33,400	645,397
		35,427,578
Media 0.1%
Dentsu, Inc.	47,400	2,664,740
Hakuhodo DY Holdings, Inc.	53,300	560,014
Toho Co., Ltd.	23,800	619,352
		3,844,106
Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Astellas Pharma, Inc.	467,650	6,787,690
Chugai Pharmaceutical Co., Ltd.	49,200	1,583,743
Daiichi Sankyo Co., Ltd.	140,700	2,763,212
Eisai Co., Ltd.	55,900	3,496,522
Hisamitsu Pharmaceutical Co., Inc.	14,600	565,895
Kyowa Hakko Kirin Co., Ltd.	53,000	873,600
Mitsubishi Tanabe Pharma Corp.	51,200	865,753
Ono Pharmaceutical Co., Ltd.	18,300	2,507,003
Otsuka Holdings Co., Ltd.	86,900	2,892,067
Santen Pharmaceutical Co., Ltd.	82,400	1,118,372
Shionogi & Co., Ltd.	65,400	2,682,479
Sumitomo Dainippon Pharma Co., Ltd.	41,500	459,324
Taisho Pharmaceutical Holdings Co., Ltd.	6,500	405,566
Takeda Pharmaceutical Co., Ltd.	174,800	8,535,877
		35,537,103
Real Estate 1.1%
Aeon Mall Co., Ltd.	27,400	458,339
Daito Trust Construction Co., Ltd.	16,000	1,731,941
Daiwa House Industry Co., Ltd.	136,500	3,583,165
Hulic Co., Ltd.	66,400	620,171
Japan Prime Realty Investment Corp.	196	638,015
Japan Real Estate Investment Corp.	279	1,289,672
Japan Retail Fund Investment Corp.	554	1,072,971
Mitsubishi Estate Co., Ltd.	277,502	5,951,438
Mitsui Fudosan Co., Ltd.	208,777	5,681,584
Nippon Building Fund, Inc.	316	1,500,771
Nippon Prologis REIT, Inc.	330	580,331
Nomura Real Estate Holdings, Inc.	31,300	668,848
Nomura Real Estate Master Fund, Inc. *	760	962,990
68    See financial notes

Schwab International Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
NTT Urban Development Corp.	22,700	224,936
Sumitomo Realty & Development Co., Ltd.	81,000	2,667,197
Tokyo Tatemono Co., Ltd.	48,500	602,629
Tokyu Fudosan Holdings Corp.	110,200	774,612
United Urban Investment Corp.	576	799,143
		29,808,753
Retailing 0.6%
ABC-Mart, Inc.	5,980	333,547
Don Quijote Holdings Co., Ltd.	28,100	1,032,230
Fast Retailing Co., Ltd.	11,900	4,346,859
Hikari Tsushin, Inc.	5,100	388,104
Isetan Mitsukoshi Holdings Ltd.	78,000	1,251,261
J. Front Retailing Co., Ltd.	50,900	835,894
Marui Group Co., Ltd.	52,300	675,547
Nitori Holdings Co., Ltd.	16,200	1,263,258
Rakuten, Inc.	209,920	2,908,062
Ryohin Keikaku Co., Ltd.	5,100	1,024,064
Sanrio Co., Ltd. (a)	10,800	286,915
Shimamura Co., Ltd.	5,400	606,480
Takashimaya Co., Ltd.	60,000	536,352
USS Co., Ltd.	51,600	910,940
Yamada Denki Co., Ltd.	140,700	632,959
		17,032,472
Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	21,500	1,062,778
Tokyo Electron Ltd.	39,400	2,363,168
		3,425,946
Software & Services 0.5%
COLOPL, Inc. (a)	9,400	153,560
Fujitsu Ltd.	404,000	1,909,553
GungHo Online Entertainment, Inc. (a)	80,100	260,871
Itochu Techno-Solutions Corp.	9,012	197,570
Kakaku.com, Inc.	31,300	583,909
Konami Holdings Corp.	19,400	440,802
Mixi, Inc.	10,100	385,686
Nexon Co., Ltd.	28,900	400,872
Nintendo Co., Ltd.	23,439	3,747,113
Nomura Research Institute Ltd.	29,400	1,201,591
NTT Data Corp.	28,300	1,408,347
Oracle Corp., Japan	9,600	436,616
Otsuka Corp.	10,700	517,236
Trend Micro, Inc.	24,700	962,595
Yahoo Japan Corp.	317,400	1,346,132
		13,952,453
Technology Hardware & Equipment 1.7%
Alps Electric Co., Ltd.	37,100	1,151,554
Brother Industries Ltd.	54,100	691,476
Canon, Inc.	238,695	7,127,924
Citizen Holdings Co., Ltd.	68,300	517,679
FUJIFILM Holdings Corp.	102,011	4,069,089
Hamamatsu Photonics K.K.	32,100	817,132
Hirose Electric Co., Ltd.	7,085	857,539
Security	Number of Shares	Value ($)
Hitachi High-Technologies Corp.	15,900	427,600
Hitachi Ltd.	1,067,079	6,155,754
Ibiden Co., Ltd.	22,300	307,274
Keyence Corp.	10,100	5,258,144
Konica Minolta, Inc.	106,500	1,094,225
Kyocera Corp.	70,600	3,193,566
Murata Manufacturing Co., Ltd.	45,274	6,444,818
NEC Corp.	564,000	1,739,930
Nippon Electric Glass Co., Ltd.	88,000	430,616
Omron Corp.	42,500	1,407,296
Ricoh Co., Ltd.	157,600	1,698,596
Seiko Epson Corp.	60,700	927,202
Shimadzu Corp.	58,000	899,724
TDK Corp.	27,400	1,745,282
Yaskawa Electric Corp.	53,900	639,356
Yokogawa Electric Corp.	51,000	569,685
		48,171,461
Telecommunication Services 1.2%
KDDI Corp.	392,000	9,485,738
Nippon Telegraph & Telephone Corp.	165,756	6,076,842
NTT DOCOMO, Inc.	323,000	6,290,582
SoftBank Group Corp.	214,200	12,001,178
		33,854,340
Transportation 1.2%
ANA Holdings, Inc.	246,000	734,604
Central Japan Railway Co.	32,100	5,855,466
East Japan Railway Co.	74,360	7,069,818
Hankyu Hanshin Holdings, Inc.	251,000	1,635,045
Japan Airlines Co., Ltd.	27,200	1,024,709
Japan Airport Terminal Co., Ltd.	9,200	497,572
Kamigumi Co., Ltd.	51,000	438,174
Keikyu Corp.	111,000	913,070
Keio Corp.	132,000	1,074,319
Keisei Electric Railway Co., Ltd.	62,000	764,016
Kintetsu Group Holdings Co., Ltd.	407,000	1,573,496
Mitsubishi Logistics Corp.	25,000	358,798
Mitsui O.S.K. Lines Ltd.	273,000	729,023
Nagoya Railroad Co., Ltd.	194,000	801,762
Nippon Express Co., Ltd.	184,000	947,911
Nippon Yusen K.K.	383,000	1,002,087
Odakyu Electric Railway Co., Ltd.	140,000	1,368,461
Tobu Railway Co., Ltd.	222,000	1,073,749
Tokyu Corp.	247,000	2,002,860
West Japan Railway Co.	36,200	2,543,294
Yamato Holdings Co., Ltd.	76,700	1,509,785
		33,918,019
Utilities 0.6%
Chubu Electric Power Co., Inc.	140,100	2,155,157
Electric Power Development Co., Ltd.	33,800	1,114,248
Hokuriku Electric Power Co.	40,300	601,109
Kyushu Electric Power Co., Inc. *	91,000	1,098,254
See financial notes    69

Schwab International Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Osaka Gas Co., Ltd.	432,000	1,701,418
Shikoku Electric Power Co., Inc.	42,400	719,829
The Chugoku Electric Power Co., Inc.	70,100	1,059,316
The Kansai Electric Power Co., Inc. *	151,700	1,943,690
Toho Gas Co., Ltd.	89,000	545,068
Tohoku Electric Power Co., Inc.	101,200	1,420,892
Tokyo Electric Power Co., Inc. *	320,990	2,189,609
Tokyo Gas Co., Ltd.	509,201	2,519,964
		17,068,554
		641,573,837
Netherlands 2.8%
Banks 0.4%
ING Groep N.V. CVA	863,791	12,571,503
Capital Goods 0.2%
Boskalis Westminster N.V.	18,315	888,912
Koninklijke Philips N.V.	206,708	5,572,587
		6,461,499
Commercial & Professional Supplies 0.1%
Randstad Holding N.V.	29,661	1,768,872
Energy 0.0%
Koninklijke Vopak N.V.	16,676	669,883
Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	200,625	4,081,265
Food, Beverage & Tobacco 0.2%
Heineken Holding N.V.	22,615	1,806,778
Heineken N.V.	50,465	4,596,496
		6,403,274
Household & Personal Products 0.6%
Unilever N.V. CVA	363,881	16,453,833
Insurance 0.2%
Aegon N.V.	411,208	2,523,364
Delta Lloyd N.V.	45,606	359,377
NN Group N.V.	53,211	1,667,250
		4,549,991
Materials 0.2%
Akzo Nobel N.V.	53,914	3,813,357
Koninklijke DSM N.V.	39,390	2,099,784
OCI N.V. *	16,510	465,767
		6,378,908
Media 0.3%
Altice N.V., Class A *	82,251	1,424,546
Altice N.V., Class B *	24,908	442,350
RELX N.V.	230,378	3,929,506
Wolters Kluwer N.V.	65,547	2,215,311
		8,011,713
Semiconductors & Semiconductor Equipment 0.3%
ASML Holding N.V.	77,770	7,214,044
Software & Services 0.0%
Gemalto N.V.	17,841	1,117,014
Telecommunication Services 0.1%
Koninklijke (Royal) KPN N.V.	707,646	2,592,957
Security	Number of Shares	Value ($)
Transportation 0.0%
TNT Express N.V.	109,123	916,963
		79,191,719
New Zealand 0.1%
Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	72,734	388,075
Materials 0.0%
Fletcher Building Ltd.	141,562	712,998
Telecommunication Services 0.0%
Spark New Zealand Ltd.	420,111	952,905
Transportation 0.0%
Auckland International Airport Ltd.	203,237	722,227
Utilities 0.1%
Contact Energy Ltd.	165,447	580,711
Meridian Energy Ltd.	316,280	475,246
Mighty River Power Ltd.	127,463	241,414
		1,297,371
		4,073,576
Norway 0.6%
Banks 0.1%
DNB A.S.A.	217,398	2,767,900
Energy 0.2%
Seadrill Ltd. *(a)	78,629	505,631
Statoil A.S.A.	245,585	3,969,700
Subsea 7 S.A. *	64,866	508,763
		4,984,094
Food, Beverage & Tobacco 0.1%
Orkla A.S.A.	181,529	1,544,824
Insurance 0.0%
Gjensidige Forsikring A.S.A.	42,041	640,076
Materials 0.1%
Norsk Hydro A.S.A.	292,622	1,048,108
Yara International A.S.A.	41,350	1,878,364
		2,926,472
Telecommunication Services 0.1%
Telenor A.S.A.	171,711	3,234,718
		16,098,084
Portugal 0.1%
Banks 0.0%
Banco Comercial Portugues S.A., Class R *	8,699,500	498,678
Banco Espirito Santo S.A. - Reg'd *(b)(d)	470,491	—
		498,678
Energy 0.0%
Galp Energia, SGPS, S.A.	78,082	842,892
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	59,857	840,196
70    See financial notes

Schwab International Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Utilities 0.1%
EDP - Energias de Portugal S.A.	522,434	1,930,643
		4,112,409
Singapore 1.3%
Banks 0.5%
DBS Group Holdings Ltd.	395,146	4,858,339
Oversea-Chinese Banking Corp., Ltd.	660,071	4,242,839
United Overseas Bank Ltd.	285,533	4,146,161
		13,247,339
Capital Goods 0.2%
Keppel Corp., Ltd.	313,000	1,575,548
Noble Group Ltd. (a)	1,093,900	392,753
Sembcorp Industries Ltd.	200,000	509,631
Sembcorp Marine Ltd. (a)	152,000	252,930
Singapore Technologies Engineering Ltd.	375,200	884,338
Yangzijiang Shipbuilding Holdings Ltd.	431,000	383,653
		3,998,853
Consumer Services 0.0%
Genting Singapore plc	1,293,300	749,171
Diversified Financials 0.0%
Singapore Exchange Ltd.	186,900	983,352
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,652,500	458,606
Wilmar International Ltd.	456,200	1,016,581
		1,475,187
Media 0.0%
Singapore Press Holdings Ltd.	350,600	997,105
Real Estate 0.2%
Ascendas Real Estate Investment Trust	456,400	777,034
CapitaLand Commercial Trust Ltd.	452,900	454,495
CapitaLand Ltd.	585,800	1,292,223
CapitaLand Mall Trust	542,800	765,301
City Developments Ltd.	87,300	494,058
Global Logistic Properties Ltd.	709,500	1,134,776
Suntec Real Estate Investment Trust	570,100	669,634
UOL Group Ltd.	95,000	443,342
		6,030,863
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	28,000	648,278
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,791,437	5,089,924
StarHub Ltd.	129,000	330,926
		5,420,850
Security	Number of Shares	Value ($)
Transportation 0.1%
ComfortDelGro Corp., Ltd.	471,800	1,020,791
Hutchison Port Holdings Trust, Class U	1,227,600	679,914
Singapore Airlines Ltd.	128,400	987,812
		2,688,517
		36,239,515
Spain 3.4%
Banks 1.3%
Banco Bilbao Vizcaya Argentaria S.A.	1,420,594	12,222,237
Banco de Sabadell S.A.	1,115,231	2,151,617
Banco Popular Espanol S.A.	380,024	1,444,886
Banco Santander S.A.	3,197,315	17,860,836
Bankia S.A.	1,025,002	1,317,235
Bankinter S.A.	147,447	1,066,360
CaixaBank S.A.	597,217	2,287,434
		38,350,605
Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A.	43,240	1,467,064
Ferrovial S.A.	98,466	2,484,043
Zardoya Otis S.A.	43,251	531,813
		4,482,920
Energy 0.1%
Repsol S.A.	237,439	2,988,972
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A. *	135,669	861,985
Insurance 0.0%
Mapfre S.A.	244,029	723,976
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	34,764	1,610,094
Retailing 0.3%
Industria de Diseno Textil S.A.	243,317	9,110,848
Software & Services 0.2%
Amadeus IT Holding S.A., A Shares	99,967	4,252,252
Telecommunication Services 0.5%
Telefonica S.A.	992,492	13,094,284
Transportation 0.2%
Abertis Infraestructuras S.A.	107,353	1,782,711
Aena S.A. *	14,531	1,621,744
International Consolidated Airlines Group S.A. *	176,416	1,577,335
		4,981,790
Utilities 0.5%
Enagas S.A.	48,488	1,466,193
Endesa S.A.	69,660	1,548,903
Gas Natural SDG S.A.	75,382	1,630,650
Iberdrola S.A.	1,212,801	8,648,652
Red Electrica Corp. S.A.	24,590	2,164,778
		15,459,176
		95,916,902
See financial notes    71

Schwab International Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Sweden 2.8%
Banks 0.7%
Nordea Bank AB	682,989	7,535,850
Skandinaviska Enskilda Banken AB, A Shares	344,230	3,614,715
Svenska Handelsbanken AB, A Shares	330,341	4,486,516
Swedbank AB, A Shares	201,167	4,609,414
		20,246,495
Capital Goods 0.7%
Alfa Laval AB	63,558	1,115,050
Assa Abloy AB, Class B	223,813	4,452,329
Atlas Copco AB, A Shares	151,357	3,944,467
Atlas Copco AB, B Shares	87,494	2,115,152
Sandvik AB	243,305	2,269,236
Skanska AB, B Shares	80,665	1,574,015
SKF AB, B Shares	85,821	1,508,055
Volvo AB, B Shares	335,693	3,472,116
		20,450,420
Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	64,419	841,035
Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	51,441	1,513,413
Husqvarna AB, B Shares (a)	94,980	625,279
		2,138,692
Diversified Financials 0.2%
Industrivarden AB, C Shares	41,251	748,745
Investment AB Kinnevik, B Shares	50,660	1,614,422
Investor AB, B Shares	103,027	3,812,834
		6,176,001
Energy 0.0%
Lundin Petroleum AB *	49,912	722,475
Food & Staples Retailing 0.0%
ICA Gruppen AB (a)	19,005	677,986
Food, Beverage & Tobacco 0.1%
Swedish Match AB	45,711	1,436,958
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	41,359	1,033,629
Household & Personal Products 0.1%
Svenska Cellulosa AB, S.C.A., B Shares	130,925	3,856,260
Materials 0.1%
Boliden AB	59,204	1,133,541
Retailing 0.3%
Hennes & Mauritz AB, B Shares	212,752	8,270,279
Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	58,904	2,043,109
Telefonaktiebolaget LM Ericsson, B Shares	670,287	6,523,570
		8,566,679
Security	Number of Shares	Value ($)
Telecommunication Services 0.2%
Millicom International Cellular S.A. SDR	14,921	831,794
Tele2 AB, B Shares	74,695	745,949
TeliaSonera AB	579,294	2,959,914
		4,537,657
		80,088,107
Switzerland 9.2%
Capital Goods 0.5%
ABB Ltd. - Reg'd *	492,158	9,284,903
Geberit AG - Reg'd	8,562	2,763,123
Schindler Holding AG	9,794	1,589,009
Schindler Holding AG - Reg'd	4,537	738,453
Sulzer AG - Reg'd	5,762	582,225
		14,957,713
Commercial & Professional Supplies 0.2%
Adecco S.A. - Reg'd *	38,296	2,846,744
SGS S.A. - Reg'd	1,217	2,317,293
		5,164,037
Consumer Durables & Apparel 0.5%
Cie Financiere Richemont S.A. - Reg'd	116,595	9,997,737
The Swatch Group AG - Bearer Shares	6,891	2,691,207
The Swatch Group AG - Reg'd	11,639	840,821
		13,529,765
Diversified Financials 1.0%
Credit Suisse Group AG - Reg'd *	348,239	8,685,505
Julius Baer Group Ltd. *	49,527	2,455,673
Pargesa Holding S.A.	5,743	364,205
Partners Group Holding AG	3,761	1,360,900
UBS Group AG - Reg’d	815,237	16,282,261
		29,148,544
Energy 0.0%
Transocean Ltd. (a)	84,166	1,288,363
Food, Beverage & Tobacco 2.1%
Aryzta AG *	19,166	863,045
Barry Callebaut AG - Reg'd *	534	639,914
Chocoladefabriken Lindt & Sprungli AG	209	1,275,564
Chocoladefabriken Lindt & Sprungli AG - Reg'd	23	1,706,461
Nestle S.A. - Reg'd	719,332	54,938,215
		59,423,199
Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg'd	11,733	1,600,901
Insurance 0.7%
Baloise Holding AG - Reg'd	11,516	1,380,732
Swiss Life Holding AG - Reg'd *	7,056	1,681,373
Swiss Re AG	78,074	7,247,669
Zurich Insurance Group AG *	33,608	8,869,148
		19,178,922
72    See financial notes

Schwab International Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Materials 0.6%
EMS-Chemie Holding AG - Reg'd	1,753	741,826
Givaudan S.A. - Reg'd *	2,092	3,740,915
LafargeHolcim Ltd. *	96,595	5,439,723
Sika AG	468	1,534,831
Syngenta AG - Reg'd	20,758	6,974,071
		18,431,366
Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Actelion Ltd. - Reg'd *	22,570	3,133,034
Lonza Group AG - Reg'd *	12,026	1,765,173
Novartis AG - Reg'd	507,583	45,981,260
Roche Holding AG	156,706	42,545,501
		93,424,968
Real Estate 0.0%
Swiss Prime Site AG - Reg'd *	14,809	1,131,452
Retailing 0.0%
Dufry AG - Reg'd *	9,260	1,081,802
Telecommunication Services 0.1%
Swisscom AG - Reg'd	5,609	2,889,840
Transportation 0.1%
Kuehne & Nagel International AG - Reg'd	12,033	1,667,262
		262,918,134
United Kingdom 19.8%
Automobiles & Components 0.1%
GKN plc	358,453	1,583,871
Banks 2.5%
Barclays plc	3,738,239	13,318,521
HSBC Holdings plc	4,354,714	34,023,230
Lloyds Banking Group plc	12,728,817	14,447,337
Royal Bank of Scotland Group plc *	734,188	3,587,712
Standard Chartered plc	569,527	6,322,111
		71,698,911
Capital Goods 0.8%
Ashtead Group plc	114,085	1,754,141
BAE Systems plc	697,194	4,716,161
Bunzl plc	74,222	2,122,493
Cobham plc	266,366	1,137,272
IMI plc	60,653	889,425
Meggitt plc	179,669	978,781
Melrose Industries plc	217,979	891,779
Rolls-Royce Holdings plc *	412,592	4,362,958
Smiths Group plc	91,636	1,355,661
The Weir Group plc	45,373	745,381
Travis Perkins plc	54,666	1,611,236
Wolseley plc	58,505	3,434,903
		24,000,191
Commercial & Professional Supplies 0.4%
Aggreko plc	53,732	757,396
Babcock International Group plc	58,617	868,943
Capita plc	150,226	2,946,816
Experian plc	217,237	3,701,732
Security	Number of Shares	Value ($)
G4S plc	338,396	1,264,034
Intertek Group plc	37,167	1,501,064
		11,039,985
Consumer Durables & Apparel 0.3%
Barratt Developments plc	214,307	2,018,872
Burberry Group plc	101,607	2,075,436
Persimmon plc	66,446	2,037,732
Taylor Wimpey plc	700,970	2,135,404
		8,267,444
Consumer Services 0.6%
Carnival plc	39,824	2,216,431
Compass Group plc	366,560	6,301,495
InterContinental Hotels Group plc	54,244	2,167,559
Merlin Entertainments plc	147,259	939,647
TUI AG	108,580	2,019,121
Whitbread plc	40,564	3,097,631
William Hill plc	196,791	960,196
		17,702,080
Diversified Financials 0.4%
3i Group plc	221,065	1,702,882
Aberdeen Asset Management plc	203,474	1,084,923
Hargreaves Lansdown plc	57,521	1,278,334
ICAP plc	115,235	780,057
Investec plc	130,696	1,088,724
London Stock Exchange Group plc	70,579	2,763,341
Schroders plc	27,532	1,263,259
		9,961,520
Energy 2.6%
Amec Foster Wheeler plc	90,553	990,850
BG Group plc	763,918	12,068,771
BP plc	4,078,629	24,239,233
Petrofac Ltd.	60,315	782,601
Royal Dutch Shell plc, A Shares	862,532	22,518,423
Royal Dutch Shell plc, B Shares	538,661	14,104,777
Tullow Oil plc *	209,287	653,703
		75,358,358
Food & Staples Retailing 0.3%
J. Sainsbury plc	297,156	1,217,578
Tesco plc *	1,807,468	5,097,597
WM Morrison Supermarkets plc	511,940	1,327,456
		7,642,631
Food, Beverage & Tobacco 2.5%
Associated British Foods plc	78,433	4,167,605
British American Tobacco plc	416,025	24,715,858
Coca-Cola HBC AG CDI *	46,971	1,119,143
Diageo plc	562,011	16,202,737
Imperial Tobacco Group plc	213,490	11,496,009
SABMiller plc	216,502	13,298,284
Tate & Lyle plc	103,776	952,569
		71,952,205
Health Care Equipment & Services 0.1%
Smith & Nephew plc	198,297	3,386,032
See financial notes    73

Schwab International Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Household & Personal Products 0.9%
Reckitt Benckiser Group plc	143,178	13,972,806
Unilever plc	286,445	12,754,964
		26,727,770
Insurance 1.3%
Admiral Group plc	46,673	1,158,245
Aviva plc	910,970	6,808,197
Direct Line Insurance Group plc	305,349	1,852,203
Legal & General Group plc	1,309,432	5,273,082
Old Mutual plc	1,089,149	3,559,785
Prudential plc	573,911	13,404,539
RSA Insurance Group plc	226,227	1,464,122
St. James's Place plc	115,322	1,709,127
Standard Life plc	443,346	2,866,369
		38,095,669
Materials 1.2%
Anglo American plc	316,049	2,651,559
Antofagasta plc	88,778	717,692
BHP Billiton plc	472,822	7,557,597
Croda International plc	30,961	1,381,078
Fresnillo plc	54,397	610,137
Glencore plc *	2,734,013	4,720,139
Johnson Matthey plc	47,110	1,873,762
Mondi plc	79,674	1,842,393
Randgold Resources Ltd.	21,531	1,444,016
Rexam plc	159,024	1,322,251
Rio Tinto plc	282,987	10,313,525
		34,434,149
Media 0.7%
ITV plc	847,161	3,288,923
Pearson plc	180,891	2,401,471
RELX plc	248,022	4,434,907
Sky plc	228,161	3,850,381
WPP plc	287,967	6,455,304
		20,430,986
Pharmaceuticals, Biotechnology & Life Sciences 1.8%
AstraZeneca plc	281,870	17,964,278
GlaxoSmithKline plc	1,085,292	23,405,087
Shire plc	132,350	10,022,977
		51,392,342
Real Estate 0.4%
Hammerson plc	169,520	1,660,907
Intu Properties plc	214,014	1,139,269
Land Securities Group plc	177,361	3,653,938
Segro plc	170,411	1,180,459
The British Land Co., plc	220,247	2,950,140
		10,584,713
Retailing 0.4%
Dixons Carphone plc	218,188	1,548,934
Kingfisher plc	519,154	2,822,000
Marks & Spencer Group plc	373,012	2,945,401
Next plc	32,162	3,960,908
Sports Direct International plc *	53,606	575,141
		11,852,384
Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	313,904	4,943,558
Security	Number of Shares	Value ($)
Software & Services 0.1%
The Sage Group plc	240,619	2,017,484
Telecommunication Services 1.2%
BT Group plc	1,866,458	13,329,330
Inmarsat plc	104,142	1,578,470
Vodafone Group plc	5,916,316	19,470,195
		34,377,995
Transportation 0.1%
easyJet plc	37,117	999,863
Royal Mail plc	172,766	1,183,633
		2,183,496
Utilities 0.9%
Centrica plc	1,117,196	3,887,367
National Grid plc	835,111	11,896,053
Severn Trent plc	52,885	1,823,887
SSE plc	218,340	5,079,590
United Utilities Group plc	147,060	2,237,835
		24,924,732
		564,558,506
Total Common Stock
(Cost $2,378,291,644)		2,781,955,810

Preferred Stock 0.5% of net assets
Germany 0.4%
Automobiles & Components 0.2%
Bayerische Motoren Werke AG	12,237	989,570
Porsche Automobil Holding SE	35,569	1,662,635
Volkswagen AG	36,532	4,385,120
		7,037,325
Household & Personal Products 0.2%
Henkel AG & Co. KGaA	39,609	4,295,732
Materials 0.0%
Fuchs Petrolub SE	16,120	773,100
		12,106,157
Ireland 0.0%
Transportation 0.0%
Ryanair Holding plc, B Shares *(d)	44,698	14,460
Italy 0.1%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	209,571	668,619
Telecommunication Services 0.1%
Telecom Italia S.p.A. - RSP	1,349,547	1,516,764
		2,185,383
74    See financial notes

Schwab International Index Fund
Portfolio Holdings continued
Security	Number of Shares	Value ($)
United Kingdom 0.0%
Capital Goods 0.0%
Rolls-Royce Holdings plc *(d)	38,247,278	58,962
Total Preferred Stock
(Cost $15,443,474)		14,364,962

Other Investment Company 0.4% of net assets
United States 0.4%
Securities Lending Collateral 0.4%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (c)	12,250,477	12,250,477
Total Other Investment Company
(Cost $12,250,477)		12,250,477
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 1.2% of net assets
Time Deposits 1.2%
Brown Brothers Harriman
Euro
(0.24%), 11/02/15	15,068	16,569
Hong Kong Dollar
0.01%, 11/02/15	72,940	9,411
Japanese Yen
0.01%, 11/02/15	744,140	6,167
Singapore Dollar
0.10%, 11/02/15	3,911	2,791
Credit Suisse AG
Swiss Franc
(1.00%), 11/02/15	197,840	200,152
DNB
Great British Pound
0.08%, 11/02/15	325,906	502,416
U.S. Dollar
0.03%, 11/02/15	3,344,569	3,344,569
National Australia Bank
Australian Dollar
0.85%, 11/02/15	151,515	108,046
Nordea Bank
U.S. Dollar
0.03%, 11/02/15	28,414,324	28,414,324
Total Short-Term Investments
(Cost $32,604,445)		32,604,445

End of Investments.

At 10/31/15, the tax basis cost of the fund's investments was $2,465,117,613 and the unrealized appreciation and depreciation were $585,873,657 and ($209,815,576), respectively, with a net unrealized appreciation of $376,058,081.
At 10/31/15, the values of certain foreign securities held by the fund aggregating $2,760,088,581 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information).
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $11,696,492.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt
In addition to the above, the fund held the following at 10/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 12/18/15	400	35,142,000	266,130
See financial notes    75

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:

Schwab 1000 Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the condensed portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the portfolio holdings (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Schwab 1000 Index Fund (one of the funds constituting Schwab Investments, hereafter referred to as the “Fund”) at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights and portfolio holdings (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers, LLP

San Francisco, California

December 16, 2015

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab 1000 Index Fund

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: December 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: December 15, 2015

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date: December 15, 2015